     As filed with the Securities and Exchange Commission on April 27, 2004


                                                             File Nos. 333-51950

                                                                       811-05200

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [_]
   Pre-Effective Amendment No.                                          [_]

   Post-Effective Amendment No. 5                                       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [_]

   Amendment No. 91                                                     [X]


                        (Check appropriate box or boxes.)

      METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
      ----------------------------------------------
      (Exact Name of Registrant)

      METLIFE INVESTORS INSURANCE COMPANY
      -----------------------------------------------
      (Name of Depositor)

      22 Corporate Plaza Drive, Newport Beach, California             92660
      ------------------------------------------------------        ----------
      (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

      Name and Address of Agent for Service
         Richard C. Pearson
         Executive Vice President
         MetLife Investors Insurance Company
         22 Corporate Plaza Drive
         Newport Beach, California  92660
         (949) 629-1317

      Copies to:
         W. Thomas Conner
         Sutherland, Asbill & Brennan
         1275 Pennsylvania Avenue, NW
         Washington, DC 20004
         (202)383-0590

It is proposed that this filing will become effective:

[_]  immediately  upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2004, pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph  (a)(1) of Rule 485
[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                      ISSUED BY

                                            METLIFE INVESTORS INSURANCE COMPANY

                                                                            AND

                                                              METLIFE INVESTORS
                                                               VARIABLE ANNUITY
                                                                    ACCOUNT ONE


                                                                       CLASS XC


       This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or
                                                                     we or us).


  The annuity contract has 23 investment choices - a fixed account which offers an interest rate which is guaranteed by us, and 22 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.


MET INVESTORS SERIES TRUST (CLASS B):
   Met/AIM Mid Cap Core Equity Portfolio
   Met/AIM Small Cap Growth Portfolio

   Goldman Sachs Mid-Cap Value Portfolio


   Harris Oakmark International Portfolio

   Janus Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   MFS(R) Research International Portfolio

   Neuberger Berman Real Estate Portfolio


   Oppenheimer Capital Appreciation Portfolio


   Money Market Portfolio


     (formerly PIMCO Money Market Portfolio)



   PIMCO Inflation Protected Bond Portfolio


   PIMCO Total Return Portfolio

   PIMCO PEA Innovation Portfolio (formerly PIMCO Innovation Portfolio)

   Met/Putnam Research Portfolio

   Third Avenue Small Cap Value Portfolio

   T. Rowe Price Mid-Cap Growth Portfolio



   Turner Mid-Cap Growth Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):

   Davis Venture Value Portfolio (Class E)

   Harris Oakmark Focused Value Portfolio


   Jennison Growth Portfolio


   MetLife Stock Index Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.


To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 36 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2004

TABLE OF CONTENTS                                                           PAGE


             INDEX OF SPECIAL TERMS............................  2

             HIGHLIGHTS........................................  3

             FEE TABLES AND EXAMPLES...........................  4

             1. THE ANNUITY CONTRACT...........................  9
                Market Timing..................................  9

             2. PURCHASE.......................................  9
                Purchase Payments..............................  9
                Termination for Low Account Value.............. 10
                Allocation of Purchase Payments................ 10
                Purchase Payment Credit........................ 10
                Free Look...................................... 11
                Accumulation Units............................. 11
                Account Value.................................. 11
                Replacement of Contracts....................... 11

             3. INVESTMENT OPTIONS............................. 12
                Transfers...................................... 13
                Dollar Cost Averaging Programs................. 15
                Three Month Market Entry Program............... 16
                Automatic Rebalancing Program.................. 16
                Asset Allocation Programs...................... 16
                Voting Rights.................................. 17
                Substitution of Investment Options............. 17

             4. EXPENSES....................................... 17
                Product Charges................................ 17
                Account Fee.................................... 18
                Guaranteed Minimum Income Benefit -
                 Rider Charge.................................. 18
                Withdrawal Charge.............................. 18
                Reduction or Elimination of the
                 Withdrawal Charge............................. 19
                Premium and Other Taxes........................ 19
                Transfer Fee................................... 20
                Income Taxes................................... 20
                Investment Portfolio Expenses.................. 20

             5. ANNUITY PAYMENTS (THE INCOME
                PHASE)......................................... 20
                Annuity Date................................... 20
                Annuity Payments............................... 20
                Annuity Options................................ 21
                Guaranteed Minimum Income Benefit.............. 22
                Description of GMIB II......................... 22
                Description of GMIB I.......................... 24
                GMIB II, GMIB I and Qualified Contracts........ 25

             6. ACCESS TO YOUR MONEY........................... 25
                Systematic Withdrawal Program.................. 26
                Suspension of Payments or Transfers............ 26

             7. PERFORMANCE.................................... 26

             8. DEATH BENEFIT.................................. 27
                Upon Your Death................................ 27
                Standard Death Benefit - Principal Protection.. 27
                Optional Death Benefit - Annual Step-Up........ 27
                Optional Death Benefit - Compounded-Plus....... 28


                  Additional Death Benefit -
                   Earnings Preservation Benefit............  28
                  General Death Benefit Provisions..........  29
                  Spousal Continuation......................  30
                  Death of the Annuitant....................  30
                  Controlled Payout.........................  30

               9. FEDERAL INCOME TAX STATUS.................  30
                  Taxation of Non-Qualified Contracts.......  30
                  Taxation of Qualified Contracts...........  32
                  Foreign Tax Credits.......................  33
                  Possible Tax Law Changes..................  33

               10. OTHER INFORMATION........................  34
                  MetLife Investors.........................  34
                  The Separate Account......................  34
                  Distributor...............................  34
                  Selling Firms.............................  34
                  Requests and Elections....................  35
                  Ownership.................................  36
                  Financial Statements......................  36

               TABLE OF CONTENTS OF THE STATEMENT OF
               ADDITIONAL INFORMATION.......................  36

               APPENDIX A
               Condensed Financial Information.............. A-1

               APPENDIX B
               Participating Investment Portfolios.......... B-1

               APPENDIX C
               EDCA Examples with Multiple Purchase Payments C-1


INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                    PAGE
                       Account Value..........        11
                       Accumulation Phase.....         9
                       Accumulation Unit......        11
                       Annuitant..............        36
                       Annuity Date...........        20
                       Annuity Options........        21
                       Annuity Payments.......        20
                       Annuity Unit...........        11
                       Beneficiary............        36
                       Business Day...........        10
                       Fixed Account..........         9
                       Income Base............ 22 and 24
                       Income Phase...........         9
                       Investment Portfolios..        12
                       Joint Owner............        36
                       Owner..................        36
                       Purchase Payment.......         9
                       Purchase Payment Credit        10
                       Separate Account.......        34

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit ("GMIB").


As a result of the purchase payment credit feature of this contract, the contract is available only to prospective owners who are age 80 or younger. We will add a Purchase Payment Credit to your account value with respect to your initial purchase payment and any subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 5% (an additional 1% credit is added if your total purchase payments equal $1 million or more). The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase Payment Credit may be more than offset by the fees and charges associated with the credit. A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 8%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you elect the GMIB. (See "Guaranteed Minimum Income Benefit.")


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.



FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, we will return the account value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors bears any loss. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.



INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                           Des Moines, IA 50306-0366
                                (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

               WITHDRAWAL CHARGE (Note 1) 8%
                  (as a percentage of
                  purchase payments)
               TRANSFER FEE (Note 2)      $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")


             Number of Complete Years from     Withdrawal Charge
             Receipt of Purchase Payment    (% of Purchase Payment)
             -----------------------------  -----------------------
                       0                               8
                       1                               8
                       2                               8
                       3                               7
                       4                               6
                       5                               5
                       6                               4
                       7                               3
                       8                               2
                     9 and thereafter                  0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE*


                    ACCOUNT FEE (Note 1)     $30
                    GUARANTEED MINIMUM
                    INCOME BENEFIT (GMIB)
                    RIDER CHARGES
                       If no optional death  0.50% of Income
                       benefit is selected   Base (Note 2)

                       If an optional death  0.45% of Income
                       benefit is selected   Base (Note 2)



SEPARATE ACCOUNT ANNUAL EXPENSES

referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)

                Mortality and Expense Charge              1.30%
                Administration Charge                     0.25%
                                                          -----
                Total Separate Account Annual Expenses    1.55%

                Death Benefit Rider Charges (Optional)
                (as a percentage of average account value in the Separate Account)

                Optional Death Benefit - Annual Step-Up   0.20%
                Optional Death Benefit - Compounded-Plus  0.35%

                Additional Death Benefit-Earnings         0.25%
                  Preservation Benefit

--------------------------------------------------------------------------------
Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) -Guaranteed Minimum Income Benefit" for a definition of the term Income Base.


*Certain periodic fees and expenses for contracts issued before May 1, 2003, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses".)


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

                 Total Annual Investment        Minimum Maximum
                 Portfolio Operating             0.56%   1.52%
                 Expenses (expenses that are
                 deducted from investment
                 portfolio assets, including
                 management fees, 12b-1/service
                 fees, and other expenses)


--------------------------------------------------------------------------------


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."

                      This page intentionally left blank.

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                       Goldman                               Lord      Lord
                 Met             Met/AIM     Met/AIM   Sachs        Harris        Janus      Abbett    Abbett     MFS(R)
                 Investors       Mid Cap     Small Cap Mid-Cap      Oakmark       Aggressive Bond      Growth and Research
                 Series          Core Equity Growth    Value        International Growth     Debenture Income     International
                 Trust           Portfolio   Portfolio Portfolio(3) Portfolio     Portfolio  Portfolio Portfolio  Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Management Fees                  0.75%       0.90%     0.75%        0.85%         0.78%      0.60%     0.56%      0.80%
12b-1/Service Fees               0.25%       0.25%     0.25%        0.25%         0.25%      0.25%     0.25%      0.25%
Other Expenses(1)                0.19%       0.21%     0.41%        0.33%         0.15%      0.11%     0.05%      0.34%
                                 =====       =====     =====        =====         =====      =====     =====      =====
Total Annual
  Portfolio Expenses             1.19%       1.36%     1.41%        1.43%         1.18%      0.96%     0.86%      1.39%
--------------------------------------------------------------------------------------------------------------------------------
Contractual Expense
  Subsidy or
  Deferral                       0.00%       0.06%     0.21%        0.00%         0.04%      0.00%     0.00%      0.06%
--------------------------------------------------------------------------------------------------------------------------------
Net Total
  Annual Portfolio
  Expense(2)                     1.19%       1.30%     1.20%        1.43%         1.14%      0.96%     0.86%      1.33%
--------------------------------------------------------------------------------------------------------------------------------



                 Neuberger    Oppenheimer
                 Berman       Capital
                 Real Estate  Appreciation
                 Portfolio(3) Portfolio
--------------------------------------------
Management Fees                  0.70%        0.63%
12b-1/Service Fees               0.25%        0.25%
Other Expenses(1)                0.41%        0.11%
                                 =====        =====
Total Annual
  Portfolio Expenses             1.36%        0.99%
------------------------------------------------------------
Contractual Expense
  Subsidy or
  Deferral                       0.21%        0.00%
------------------------------------------------------------
Net Total
  Annual Portfolio
  Expense(2)                     1.15%        0.99%
------------------------------------------------------------


(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.04% for the Met/AIM Mid Cap Core Equity Portfolio; 0.10% for the Harris Oakmark International Portfolio; 0.05% for the Lord Abbett Bond Debenture Portfolio; 0.01% for the Oppenheimer Capital Appreciation Portfolio; 0.01% for the PIMCO Total Return Portfolio; 0.05% for the Third Avenue Small Cap Value Portfolio; and 0.02% for the T. Rowe Price Mid-Cap Growth Portfolio.


(2) The Net Total Annual Portfolio Expenses reflect contractual arrangements under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements terminates on April 30, 2005 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2003.


(3) These investment portfolios are expected to be available for investment on or about May 1, 2004, and portfolio expenses are estimated for the year ended December 31, 2004.

                                                       Third
              PIMCO                                    Avenue    T.Rowe                        Metro-           Harris
              Inflation PIMCO     PIMCO      Met/      Small     Price     Turner    politan           Davis    Oakmark
    Money     Protected Total      PEA       Putnam     Cap      Mid-Cap   Mid-Cap   Series           Venture   Focused
    Market    Bond      Return    Innovation Research  Value     Growth    Growth    Fund,            Value     Value
    Portfolio Portfolio Portfolio Portfolio  Portfolio Portfolio Portfolio Portfolio Inc.             Portfolio Portfolio
--------------------------------------------------------------------------------------------------------------------------
    0.40%     0.50%     0.50%     0.95%      0.80%     0.75%     0.75%     0.80%                      0.74%     0.75%
    0.25%     0.25%     0.25%     0.25%      0.25%     0.25%     0.25%     0.25%                      0.15%     0.25%
    0.09%     0.09%     0.08%     0.32%      0.22%     0.18%     0.18%     0.41%                      0.05%     0.05%
=   =====     =====     =====     =====      =====     =====     =====     =====                      =====     =====

    0.74%     0.84%     0.83%     1.52%      1.27%     1.18%     1.18%     1.46%                      0.94%     1.05%
--------------------------------------------------------------------------------------------------------------------------

    0.00%     0.00%     0.00%     0.17%      0.13%     0.00%     0.00%     0.21%                      0.00%     0.00%
--------------------------------------------------------------------------------------------------------------------------

    0.74%     0.84%     0.83%     1.35%      1.14%     1.18%     1.18%     1.25%                      0.94%     1.05%
--------------------------------------------------------------------------------------------------------------------------




          MetLife
Jennison  Stock
Growth    Index
Portfolio Portfolio
---------------------
0.67%     0.25%
0.25%     0.25%
0.06%     0.06%
=====     =====

0.98%     0.56%
---------------------

0.00%     0.00%
---------------------

0.98%     0.56%
---------------------

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit-Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit rider, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
      (a)$1,217.67                (a)$2,028.27                (a)$2,762.57                (a)$4,619.06
      (b)$1,122.67                (b)$1,739.26                (b)$2,288.91                (b)$3,729.37


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a)$417.93                 (a)$1,308.27                (a)$2,222.57                (a)$4,619.06
       (b)$322.67                 (b)$1,019.26                (b)$1,748.91                (b)$3,729.37



CHART 2. Chart 2 assumes that you do not select optional death benefit riders or the Guaranteed Minimum Income Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
      (a)$1,110.80                (a)$1,701.36                (a)$2,216.49                (a)$3,527.79
      (b)$1,014.96                (b)$1,405.51                (b)$1,722.75                (b)$2,552.79


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a)$310.80                  (a)$981.36                 (a)$1,676.49                (a)$3,527.79
       (b)$214.96                  (b)$685.51                 (b)$1,182.75                (b)$2,552.79



The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.



In most states, the contract also contains a fixed account (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the minimum rate on the fixed account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2,
2003). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.


As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."


MARKET TIMING





We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by owners within given periods of time and/or investigating transfer activity identified by our Annuity Service Center or the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."


2.  PURCHASE

As a result of the purchase payment credit feature of this contract, the contract is available only to prospective owners who are age 80 or younger. (See "Purchase Payment Credit" below.)

PURCHASE PAYMENTS


A purchase payment is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any application or purchase payment and to limit future purchase payments. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


..  The minimum initial purchase payment we will accept is $10,000.

.. If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

.. You can make additional purchase payments of $500 or more to either type of contract (qualified and non- qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

..  We will accept a different amount if required by federal tax law.


TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax law, and the account value on or after the end of such two year period is less than $2,000.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

.. the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

.. your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

..  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if your most recent purchase payment allocation included an allocation to the EDCA program, we will allocate your additional payments to the investment portfolios selected under the EDCA program. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.



Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A business day is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections").


PURCHASE PAYMENT CREDIT

Your account value will be credited with an additional amount (Purchase Payment Credit) with respect to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday (if joint owners are named, the age of the oldest owner will apply and if a non-natural person owns the contract, then the annuitant's age will apply). The Purchase Payment Credit is an amount equal to 5% of the purchase payment. For contracts with purchase payments of $1,000,000 or more, the amount of the credit increases to 6%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total purchase payments to the $1 million level and all subsequent payments).

If you exercise the free-look provision, MetLife Investors will take back the Purchase Payment Credit(s) as described below.

Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable purchase payment. All Purchase Payment Credits are treated as earnings under the contract. If joint owners are named, the age of the oldest owner will apply. If a non-natural person owns the contract, then the annuitant's age will apply.

FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, we will return the account value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits is equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credits, or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors bears any loss. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally, 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


 On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $250 to your contract as a Purchase Payment Credit. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $12.50. We then divide $5,250 by $12.50 and credit your contract on Monday night with 420 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE

Account value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.




REPLACEMENT OF CONTRACTS



Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3.  INVESTMENT OPTIONS


The contract offers 22 investment portfolios which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.




Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others.




MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios (see Appendix B for the names of the subadvisers). The following Class B portfolios are available under the contract:


 Met/AIM Mid Cap Core Equity Portfolio
 Met/AIM Small Cap Growth Portfolio

 Goldman Sachs Mid-Cap Value Portfolio



 Harris Oakmark International Portfolio
 Janus Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 MFS(R) Research International Portfolio

 Neuberger Berman Real Estate Portfolio


 Oppenheimer Capital Appreciation Portfolio


 Money Market Portfolio (formerly PIMCO Money Market Portfolio)



 PIMCO Inflation Protected Bond Portfolio



 PIMCO Total Return Portfolio


 PIMCO PEA Innovation Portfolio (formerly PIMCO Innovation Portfolio)



 Met/Putnam Research Portfolio

 Third Avenue Small Cap Value Portfolio


 T. Rowe Price Mid-Cap Growth Portfolio




 Turner Mid-Cap Growth Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios (see Appendix B for the names of the subadvisers). The following Class B or Class E, as noted, portfolios are available under the contract:


 Davis Venture Value Portfolio (Class E)

 Harris Oakmark Focused Value Portfolio


 Jennison Growth Portfolio


 MetLife Stock Index Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


.. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

..  Your request for transfer must clearly state how much the transfer is for.

.. The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

.. The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.


.. You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.




During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:



..  The credited interest rate is equal to the guaranteed minimum rate;


.. Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

..  A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.


MARKET TIMING. We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by owners within given periods of time and/or investigating transfer activity identified by our Annuity Service Center or the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and subaccounts and may be more restrictive with regard to certain contracts or subaccounts than others. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners or investment portfolio shareholders. In addition, we cannot guarantee that the investment portfolios will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the investment portfolios.



Our policies and procedures may result in restrictions being applied to owner(s). These restrictions may include:



.. requiring you to send us by U.S. mail a signed, written request to make transfers;



..  limiting the number of transfers you may make each contract year;



..  limiting the dollar amount that may be transferred at any one time;



..  charging a transfer or collecting an investment portfolio redemption fee;



.. denying a transfer request from an authorized third party acting on behalf of multiple owners; and



.. imposing other limitations and modifications where we determine that exercise of the transfer privilege may create a disadvantage to other owners (including, but not limited to, imposing a minimum time period between each transfer).



If restrictions are imposed on a owner, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs, as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1. STANDARD DOLLAR COST AVERAGING (DCA)


   This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment (including Purchase Payment Credits applied to your contract) or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.


2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

   The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

   You can make subsequent purchase payments while you have an active EDCA account in effect, provided however that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

   . The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

   . Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


   . Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


   (See Appendix C for further examples of EDCA with multiple purchase payments.)

   The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

   The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


   If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.



We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

 Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We currently make available an asset allocation program called the Asset Allocation Solution. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds and money market funds
- depending on your personal investing goals, tolerance for risk and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk of volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. The Asset Allocation Solution program is fully described in a brochure, and this brochure and the terms of the program should be reviewed with your account representative or other financial adviser.

If you elect to participate in the program, you must select one of five asset allocation strategies, each of which represents a diversified allocation of your account value allocated to the Separate Account among investment portfolios with a different level of risk. The strategies are: defensive allocation; moderate allocation; balanced allocation; growth allocation and aggressive allocation. Upon selection of a strategy, we will allocate all purchase payments in accordance with the percentage allocations provided for in such strategy. Each strategy will be updated periodically (at least annually) in light of changing circumstances and risks of the portfolios. By electing to participate in the program, you authorize us to automatically reallocate your account value allocated to the Separate Account to reflect the updated strategy.

Your participation in the Program is subject to the program's terms and conditions, and you may terminate your participation or change strategies at any time upon notice to us. We reserve the right to modify or terminate the program for any reason, including, without limitation, a change in regulatory requirements applicable to such programs.


RECOGNIZED PROGRAMS. We also recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.


If you participate in a recognized asset allocation program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees.



We reserve the right to terminate our support of a recognized program for any reason, including, without limitation, a change in the regulatory requirements applicable to such programs.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.30% of the average daily net asset value of each investment portfolio. We reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio. For contracts issued prior to May 1, 2003, the Mortality and Expense Charge on an annual basis is 1.40% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

                      Annual Step-Up Death Benefit  0.20%

                      Compounded-Plus Death Benefit 0.35%

                      Additional Death Benefit -
                      Earnings Preservation Benefit 0.25%


For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each investment portfolio.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year, if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.



A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer Guaranteed Minimum Income Benefit ("GMIB") riders which you can select when you purchase the contract. If you select a GMIB rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. This charge is reduced to 0.45% of the income base in the event that you elect either the optional Annual Step-Up Death Benefit or Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued prior to February 15, 2003, the GMIB rider charge equals 0.35% of the income base.



The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2. The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. However, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

                                                 Withdrawal Charge
              Number of Complete Years           (% of Purchase
              from Receipt of Purchase Payment   Payment)
              --------------------------------   -----------------

                           0                             8
                           1                             8
                           2                             8
                           3                             7
                           4                             6
                           5                             5
                           6                             4
                           7                             3
                           8                             2
                        9 and thereafter                 0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB annuity payments. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.


NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes.
The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

The Nursing Home or Hospital Confinement Rider and/or Terminal Illness Rider may not be available in your state. (Check with your registered representative regarding availability). Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of the investment portfolios.


5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

..  fixed account,

..  the available investment portfolio(s), or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED.
Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD.
We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT


At the time you buy the contract, you can elect a Guaranteed Minimum Income Benefit ("GMIB") rider. Effective February 9, 2004, we offer two different versions of the GMIB, only one of which will be offered in any particular state. If approved in your state, Version II of the GMIB (GMIB II) is offered under the contract. Otherwise, Version I of the GMIB (GMIB I) will be offered. Both GMIB II and GMIB I are described below.



It is important to recognize that neither the GMIB II nor the GMIB I establishes or guarantees your account value or a minimum return for any subaccount, and the "income base" that is guaranteed by the GMIB II or GMIB I is not available for cash withdrawals. Rather, the GMIB II and GMIB I are designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.



The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB II or GMIB I Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.



DESCRIPTION OF GMIB II



The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.



INCOME BASE. The income base is the greater of (a) or (b) below.



(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.



(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



  (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and



 (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:



     (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

     (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.



In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.



The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.





OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.



EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:



(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:



                     Age at Annuitization Guarantee Period
                     -------------------- ----------------
                             80                  9
                             81                  8
                             82                  7
                             83                  6
                          84 and 85              5



(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.



These options are described in the contract and the GMIB II rider.





If you exercise the GMIB II, your annuity payments will be the greater of:



.. the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or



.. the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")



Partial annuitizations are not permitted under the GMIB II.



If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see
"Purchase - Purchase Payments"), or your contact lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.



TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:



      a) The 30th day following the contract anniversary on or following your 85th birthday;





      b) The date you make a complete withdrawal of your account value;

      c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;



      d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or



      e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.



When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.



DESCRIPTION OF GMIB I



You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.



INCOME BASE. The income base is the greater of (a) or (b) minus (c) below:



(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary" Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent withdrawals.



(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



  (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;



 (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:



     (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or



     (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.



(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.



It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.



OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.



Upon the exercise of the GMIB I, your annuity payments will be the greater of:



.. The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or



.. The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:



.. A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or



..  A joint survivor life annuity with a 10 year period certain.





TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:



.. The date you elect to receive annuity payments either under the GMIB I rider or the contract;



.. The 30th day following the contract anniversary immediately after your 85th birthday;



..  The date you make a complete withdrawal of your account value;



.. Death of the owner or death of the annuitant if a non-natural person owns the contract; or



..  Change of the owner, for any reason, unless we otherwise agree.



MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB I rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.



When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.





GMIB II, GMIB I AND QUALIFIED CONTRACTS



The GMIB II and GMIB I may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB II or GMIB I. You should consult your account representative or tax adviser.


6.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1) by making a withdrawal (either a partial or a complete withdrawal);

(2) by electing to receive annuity payments; or

(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

..  less any applicable withdrawal charge,

..  less any premium or other tax,

..  less any account fee, and


..  less any applicable pro rata GMIB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value.



.. You must submit a request to our Annuity Service Center. (See "Requests and Elections.")

.. You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")



.. You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



.. We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWALS YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


7.  PERFORMANCE


We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge (if the Purchase Payment Credit is excluded in the calculation) and GMIB II or GMIB I rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB II or GMIB I rider charge and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the guaranteed minimum income benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


8.  DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


For purposes of calculating the death benefits, purchase payments do not include Purchase Payment Credits.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1) the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3) the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

.. Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

.. for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1) the account value; or

(2) the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

  (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

  (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

     (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

    (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

(b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT -
 EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                              Benefit Percentage
                         Issue Age          Percentage
                         ---------          ----------
                         Ages 69 or younger     40%
                         Ages 70-79             25%
                         Ages 80 and above       0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value.

DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as page 29 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2004, $3,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $9,000 for 2004. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.





SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a nongovernmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.



OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a Separate Account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.




We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios (see "Fee Tables and Examples -- Investment Portfolio Expenses" and the fund prospectuses). These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.



SELLING FIRMS



We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions and some form of non-cash compensation. A group of selected selling firms receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the contracts). Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. A list of selling firms that received additional compensation in 2003 is set forth in the Statement of Additional Information in the "Distribution" section.


REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

..  Through your registered representative

..  By telephone at (1-800-343-8496), between the hours of 7:30AM and 5:30PM
   Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


..  In writing to our Annuity Service Center



..  By fax at (515) 457-4400 or



..  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP

OWNER. You, as the owner of the contract, have all the interest and rights under the contract.


These rights include the right to:



..  change the beneficiary.



.. change the annuitant before the annuity date (subject to our underwriting and administrative rules).



..  assign the contract (subject to limitation).



..  change the payment option.



.. exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by joint owners, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The annuitant is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS


Our consolidated financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution

   Calculation of Performance Information

   Annuity Provisions
   Tax Status of the Contracts

   Condensed Financial Information

   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2003. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1 -- Contracts with the Standard Death Benefit - Principal Protection and no additional death benefit riders (total separate account product charges, applicable on and after May 1, 2003, equal 1.55% on an annual basis)



1.55% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                          NUMBER OF
                                            ACCUMULATION  ACCUMULATION   ACCUMULATION
                                            UNIT VALUE AT UNIT VALUE AT     UNITS
                                            BEGINNING OF     END OF     OUTSTANDING AT
                                               PERIOD        PERIOD     END OF PERIOD
--------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003              8.731522     11.716282    396,562.3124
--------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003              5.488500      6.684840    539,599.5008
--------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to    12/31/2003             14.650777     16.036858    631,295.6467
--------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003             34.446031     42.905952    529,074.4655
--------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003              9.706254     11.986389    218,443.2789
--------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003              8.687314     11.563798    248,139.8511
--------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003              6.405390      7.690349     95,392.7350
--------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003              7.311169      9.451731    189,888.3063
--------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
  (FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003    to    12/31/2003             10.064681      9.983712    273,169.5878
--------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



1.55% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.524949      7.931148     963,327.7346
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.425465     504,998.3737
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
  (FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               3.294819      4.580635      75,570.8187
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003              11.576403     11.631034   1,273,435.6985
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.458795     11.452136     399,465.3662
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               4.743147      6.098811     776,150.9781
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003               8.529282     10.729806     999,530.5962
---------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003              10.904957     13.921813     479,429.6843
---------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003               8.057126      9.731099     383,417.5333
---------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003               8.607628     10.418203     151,306.7151
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



CHART 2 - Contracts with the Compounded-Plus Death Benefit and the Additional
          Death Benefit - Earnings Preservation


          Benefit (total separate account product charges, applicable on and after May 1, 2003, equal 2.15% on an annual basis)



2.15% SEPARATE ACCOUNT PRODUCT CHARGES





                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.751972     11.696787    506,856.3701
---------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               5.505944      6.679283     79,878.7400
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to    12/31/2003              14.697264     16.023387     70,847.6596
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003              34.555426     42.870218     53,594.2163
---------------------------------------------------------------------------------------

MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003               9.728989     11.966439     54,341.9312
---------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.707674     11.544610     38,669.9169
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.425734      7.683938     25,141.5150
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               7.334391      9.443844     49,077.1694
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
  (FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003    to    12/31/2003              10.096666      9.975351      3,729.0869
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.545686      7.924557    167,998.8691
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.383711     67,629.1594
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
  (FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               3.305316      4.576888      8,073.4456
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003              11.613154     11.621236     98,043.6502
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.471513     11.423552     57,950.9673
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003                     4.758231      6.093768     97,565.2403
---------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003                     8.556367     10.720865    123,305.0583
---------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                    10.939577     13.910207     58,582.1653
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                     8.069248      9.706811     58,601.4852
---------------------------------------------------------------------------------------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                     8.627802     10.400893      7,839.8126
---------------------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B):


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:




MET/AIM MID CAP CORE EQUITY PORTFOLIO


SUBADVISER: A I M Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: A I M Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


GOLDMAN SACHS MID-CAP VALUE PORTFOLIO



SUBADVISER: Goldman Sachs Asset Management



INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.



INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


JANUS AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.


MFS(R) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.


NEUBERGER BERMAN REAL ESTATE PORTFOLIO



SUBADVISER: Neuberger Berman Management Inc.



INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


MONEY MARKET PORTFOLIO



SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.



PIMCO TOTAL RETURN PORTFOLIO



SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



PIMCO PEA INNOVATION PORTFOLIO



SUBADVISER: PEA Capital LLC (formerly, PIMCO Equity Advisors LLC)



INVESTMENT OBJECTIVE: The PIMCO PEA Innovation Portfolio seeks capital appreciation; no consideration is given to income.




MET/PUTNAM RESEARCH PORTFOLIO


SUBADVISER: Putnam Investment Management, LLC


INVESTMENT OBJECTIVE: The Met/Putnam Research Portfolio seeks capital appreciation.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO



SUBADVISER: Third Avenue Management LLC



INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks to provide long term capital appreciation.


T. ROWE PRICE MID-CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.





TURNER MID-CAP GROWTH PORTFOLIO



SUBADVISER: Turner Investment Partners



INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.



INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



SUBADVISER: Harris Associates L.P.



INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.



JENNISON GROWTH PORTFOLIO



SUBADVISER: Jennison Associates LLC



INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



METLIFE STOCK INDEX PORTFOLIO



SUBADVISER: Metropolitan Life Insurance Company


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)/(1/12) /- EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                      ------Account Values------
  Beg of Amount Allocated    Actual         EDCA      1st Payment   2nd Payment
  Month      to EDCA      EDCA Transfer Account Value   Bucket        Bucket
  -----      -------      ------------- -------------   ------        ------
  1           12000           2000          10000        10000
  2                           2000           8095         8095
  3                           2000           6172         6172
  4            6000           3000           9230         3230         6000
  5                           3000           6309          261         6048
  6                           3000           3359            0         3359
  7                           3000            386            0          386
  8                            389              0            0            0
  9                              0              0            0            0
  10                             0              0            0            0
  11                             0              0            0            0
  12                             0              0            0            0
  13                             0              0            0            0
  14                             0              0            0            0
  15                             0              0            0            0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)/(1/12) /- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                      ------Account Values------
  Beg of Amount Allocated    Actual         EDCA      1st Payment   2nd Payment
  Month      to EDCA      EDCA Transfer Account Value   Bucket        Bucket
  -----      -------      ------------- -------------   ------        ------
  1           24000           2000          22000        22000
  2                           2000          20209        20209
  3                           2000          18401        18401
  4                           2000          16575        16575
  5                           2000          14732        14732
  6           12000           3000          23872        11872         12000
  7                           3000          21801         8985         12096
  8                           3000          18262         6070         12192
  9                           3000          15417         3128         12289
  10                          3000          12545          157         12387
  11                          3000           9645            0          9645
  12                          3000           6722            0          6722
  13                          3000           3776            0          3776
  14                          3000            806            0           806
  15                           812              0            0             0

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                      METLIFE INVESTORS INSURANCE COMPANY


                                   CLASS XC



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2004, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2004.


SAI 0504 XC

           TABLE OF CONTENTS                                  PAGE...

           COMPANY...............................................  3

           EXPERTS...............................................  3

           CUSTODIAN.............................................  3

           LEGAL MATTERS.........................................  3

           DISTRIBUTION..........................................  3
              Reduction or Elimination of the Withdrawal Charge..  3

           CALCULATION OF PERFORMANCE INFORMATION................  4
              Total Return.......................................  4
              Historical Unit Values.............................  5
              Reporting Agencies.................................  5

           ANNUITY PROVISIONS....................................  5
              Variable Annuity...................................  5
              Fixed Annuity......................................  7
              Mortality and Expense Guarantee....................  7
              Legal or Regulatory Restrictions on Transactions...  7

           TAX STATUS OF THE CONTRACTS...........................  7

           CONDENSED FINANCIAL INFORMATION.......................  9

           FINANCIAL STATEMENTS.................................. 28

COMPANY


MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001.


We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

EXPERTS


The consolidated financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for goodwill and other intangibles to conform to Statement of Financial Accounting Standards No. 142), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.


CUSTODIAN

MetLife Investors Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

LEGAL MATTERS


Legal matters in connection with the contracts described in this registration statement have been passed on by Richard C. Pearson, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, DC, has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.


DISTRIBUTION




Information about the distribution of the contracts is contained in the prospectus. (See "Other Information - Distribution of the Contracts.") Additional information is provided below.



The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Delaware corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:



                                           AGGREGATE AMOUNT OF
                       AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY
                       COMMISSIONS PAID TO DISTRIBUTOR AFTER
           FISCAL YEAR DISTRIBUTOR*        PAYMENTS TO SELLING FIRMS
           ----------- ------------------- -------------------------
              2001         $26,575,416                $0
              2002         $52,870,329                $0
              2003         $91,890,954                $0



Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. The following list sets forth the names of Selling Firms that received additional compensation in 2003 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The Selling Firms are listed in the order of the magnitude of their additional compensation: For purposes of such ordering, the amount of compensation received by a Selling Firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors USA Insurance Company).



Edward Jones


A.G. Edwards & Sons, Inc.


Wachovia Securities, LLC


RBC Dain Rauscher, Inc.


Piper Jaffray & Co.


J.J.B.Hilliard, W.L. Lyons, Inc.


Sigma Financial Corporation


Stifel, Nicolaus & Co., Incorporated


Sutro & Co, Inc.


Stanford Group Company



There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.





REDUCTION OR ELIMINATION
OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and GMIB rider charge. For purposes of calculating performance information, the GMIB rider charge is reflected as a percentage of account value. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)/n /= ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, withdrawal charge and GMIB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

The contracts are new and therefore have limited performance history. However, the Separate Account and certain portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. There are performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) as well as the portfolio expenses. There are also performance figures for the accumulation units that reflect the separate account product charge (including the death benefit rider charge), the account fee, the GMIB rider charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500

Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted prorata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)  the net asset value per share of the portfolio at the end of the current business day; plus

 (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C i(si) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

 (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

..  You may not make a transfer from the fixed account to the Separate Account;

.. Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

.. You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.




DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.


OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2003. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.



CHART 3 - Contracts with the Annual Step-Up Death Benefit (total separate account product charges, applicable to Contracts issued prior to May 1, 2003, equal 1.65% on an annual basis)



1.65% SEPARATE ACCOUNT PRODUCT CHARGES





                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.929396         655.0284
   01/01/2002    to    12/31/2002           10.929396      8.805453     175,758.5084
   01/01/2003    to    12/31/2003            8.805453     11.690181     890,875.6228
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   04/02/2001    to    12/31/2001            7.790814      7.293775      68,577.6242
   01/01/2002    to    12/31/2002            7.293775      5.177286     609,227.4429
   01/01/2003    to    12/31/2003            5.177286      6.666256   1,444,785.3495
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   04/02/2001    to    12/31/2001           13.959185     13.951241     211,867.7916
   01/01/2002    to    12/31/2002           13.951241     13.644245     961,841.5750
   01/01/2003    to    12/31/2003           13.644245     15.992320   1,990,206.6930
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   04/02/2001    to    12/31/2001           39.909345     41.312239     333,795.0812
   01/01/2002    to    12/31/2002           41.312239     33.272684   1,033,883.0189
   01/01/2003    to    12/31/2003           33.272684     42.786777   1,593,251.7658
------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.984994       1,723.3141
   01/01/2002    to    12/31/2002           10.984994      9.636340     273,094.9744
   01/01/2003    to    12/31/2003            9.636340     11.959724     728,304.0743
------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     11.845599       8,879.6874
   01/01/2002    to    12/31/2002           11.845599      8.446962     354,541.9517
   01/01/2003    to    12/31/2003            8.446962     11.538078     728,480.7931
------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   04/02/2001    to    12/31/2001            8.189120      8.050186      45,232.6746
   01/01/2002    to    12/31/2002            8.050186      6.270402     304,328.7950
   01/01/2003    to    12/31/2003            6.270402      7.668982     574,092.5202
------------------------------------------------------------------------------------

1.65% SEPARATE ACCOUNT PRODUCT CHARGES





                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   04/02/2001    to    12/31/2001               8.739526      8.364799      41,049.8664
   01/01/2002    to    12/31/2002               8.364799      7.256874     522,387.8148
   01/01/2003    to    12/31/2003               7.256874      9.425479     874,528.2853
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
  (FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   04/02/2001    to    12/31/2001              10.041611     10.134443      77,162.0693
   01/01/2002    to    12/31/2002              10.134443     10.077868     745,567.9878
   01/01/2003    to    12/31/2003              10.077868      9.955999     890,691.6762
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   04/02/2001    to    12/31/2001               8.579774      8.450379     135,716.3939
   01/01/2002    to    12/31/2002               8.450379      6.255898   1,116,165.0721
   01/01/2003    to    12/31/2003               6.255898      7.909106   2,898,933.3127
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.418489   1,218,441.4730
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
  (FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   04/02/2001    to    12/31/2001               6.761758      6.081488      63,122.0696
   01/01/2002    to    12/31/2002               6.081488      2.947164     248,653.0442
   01/01/2003    to    12/31/2003               2.947164      4.567923     384,195.3425
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   04/02/2001    to    12/31/2001              10.075038     10.515687      72,154.0372
   01/01/2002    to    12/31/2002              10.515687     11.304919   2,135,803.4105
   01/01/2003    to    12/31/2003              11.304919     11.598744   3,129,998.9397
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002    to    12/31/2002              10.000000      8.218733     262,587.9067
   01/01/2003    to    12/31/2003               8.218733     11.433062   1,022,632.1469
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   04/02/2001    to    12/31/2001               7.615046      8.220557     107,325.0956
   01/01/2002    to    12/31/2002               8.220557      4.525032     874,509.3435
   01/01/2003    to    12/31/2003               4.525032      6.081870   2,006,794.9602
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001    to    12/31/2001              10.196756     10.136771     167,899.0385
   01/01/2002    to    12/31/2002              10.136771      8.320551   1,455,072.3987
   01/01/2003    to    12/31/2003               8.320551     10.699997   2,837,066.7903
---------------------------------------------------------------------------------------

1.65% SEPARATE ACCOUNT PRODUCT CHARGES





                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/02/2001     to     12/31/2001                  10.163646     11.924478      49,663.5375
   01/01/2002     to     12/31/2002                  11.924478     10.665887     684,030.8054
   01/01/2003     to     12/31/2003                  10.665887     13.883167   1,602,593.0695
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002     to     12/31/2002                  10.000000      7.615315     525,650.4510
   01/01/2003     to     12/31/2003                   7.615315      9.714878   1,062,291.4678
---------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001     to     12/31/2001                  10.000000     10.843650      10,152.7946
   01/01/2002     to     12/31/2002                  10.843650      8.264381     322,250.4764
   01/01/2003     to     12/31/2003                   8.264381     10.395014     529,148.8849
---------------------------------------------------------------------------------------------

CHART 4 - Contracts with the Annual Step-Up Death Benefit (total separate account product charges, applicable to Contracts issued on and after May 1, 2003, equal 1.75% on an annual basis)


1.75% SEPARATE ACCOUNT PRODUCT CHARGES

                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.751972     11.728055     502,035.9448
---------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               5.505944      6.697139     707,471.8090
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to  12/31/2003                14.697264     16.066264     652,133.2433
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003              34.555426     42.984805     334,537.2375
---------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003               9.728989     11.998433     263,550.1272
---------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.707674     11.575448     303,307.8198
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.425734      7.704481     135,372.7607
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               7.334391      9.469098     216,291.5659
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003    to    12/31/2003              10.096666     10.002057     107,542.8246
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.545686      7.945738   1,199,037.8673
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.411529     736,447.3370
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               3.305316      4.589108     136,427.2265
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003              11.613154     11.652364     706,866.7231
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.471513     11.454065     510,324.5346
---------------------------------------------------------------------------------------

1.75% SEPARATE ACCOUNT PRODUCT CHARGES

                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003                     4.758231      6.110051    711,884.3786
---------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003                     8.556367     10.749521    812,394.0970
---------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                    10.939577     13.947388    619,951.3971
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                     8.069248      9.732750    509,533.6949
---------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                     8.627802     10.428700    163,727.6214
---------------------------------------------------------------------------------------------

CHART 5 - Contracts with the Compounded-Plus Death Benefit (total separate account product charges, applicable to Contracts issued prior to May 1, 2003, equal 1.80% on an annual basis)



1.80% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001     to     12/31/2001         10.000000     10.925670          10.0000
   01/01/2002     to     12/31/2002         10.925670      8.789245      23,744.1676
   01/01/2003     to     12/31/2003          8.789245     11.651185     614,792.3152
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   04/02/2001     to     12/31/2001          7.790426      7.285235       5,330.5546
   01/01/2002     to     12/31/2002          7.285235      5.163465      89,241.3611
   01/01/2003     to     12/31/2003          5.163465      6.638491     936,260.0392
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   04/02/2001     to     12/31/2001         13.958495     13.934910      41,643.4787
   01/01/2002     to     12/31/2002         13.934910     13.607857     183,438.0434
   01/01/2003     to     12/31/2003         13.607857     15.925780   1,026,911.4563
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   04/02/2001     to     12/31/2001         39.907383     41.263886      62,136.3978
   01/01/2002     to     12/31/2002         41.263886     33.183838     193,615.0006
   01/01/2003     to     12/31/2003         33.183838     42.608637     694,811.9466
------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   10/09/2001     to     12/31/2001         10.000000     10.981256       1,158.6675
   01/01/2002     to     12/31/2002         10.981256      9.618604      12,911.9264
   01/01/2003     to     12/31/2003          9.618604     11.919827     422,071.7829
------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001     to     12/31/2001         10.000000     11.841568          60.8234
   01/01/2002     to     12/31/2002         11.841568      8.431404      49,027.0668
   01/01/2003     to     12/31/2003          8.431404     11.499598     381,795.2233
------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   04/02/2001     to     12/31/2001          8.188716      8.040755       3,993.1489
   01/01/2002     to     12/31/2002          8.040755      6.253646      38,626.0334
   01/01/2003     to     12/31/2003          6.253646      7.637036     224,000.1853
------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL SUB-ACCOUNT
   04/02/2001     to     12/31/2001          8.739093      8.354994       2,838.0714
   01/01/2002     to     12/31/2002          8.354994      7.237479      78,810.0767
   01/01/2003     to     12/31/2003          7.237479      9.386204     329,880.9111
------------------------------------------------------------------------------------

1.80% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   04/02/2001     to     12/31/2001            10.041115     10.122589      10,516.7910
   01/01/2002     to     12/31/2002            10.122589     10.050994     226,239.9556
   01/01/2003     to     12/31/2003            10.050994      9.914562     253,610.2645
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   04/02/2001     to     12/31/2001             8.579351      8.440489      10,882.6021
   01/01/2002     to     12/31/2002             8.440489      6.239188     183,738.0480
   01/01/2003     to     12/31/2003             6.239188      7.876171   1,617,537.5983
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003     to     12/31/2003            10.000000     10.408048     905,824.8266
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   04/02/2001     to     12/31/2001             6.761420      6.074341       1,856.7190
   01/01/2002     to     12/31/2002             6.074341      2.939266      12,119.9922
   01/01/2003     to     12/31/2003             2.939266      4.548861     164,020.3205
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   04/02/2001     to     12/31/2001            10.074541     10.503380       7,939.7406
   01/01/2002     to     12/31/2002            10.503380     11.274776     350,470.5383
   01/01/2003     to     12/31/2003            11.274776     11.550473   1,496,751.5824
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002     to     12/31/2002            10.000000      8.210477      42,984.0519
   01/01/2003     to     12/31/2003             8.210477     11.404493     722,639.6064
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   04/02/2001     to     12/31/2001             7.614667      8.210931       6,367.6263
   01/01/2002     to     12/31/2002             8.210931      4.512937     148,563.8294
   01/01/2003     to     12/31/2003             4.512937      6.056532   1,269,649.0726
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001     to     12/31/2001            10.196255     10.124913      16,457.1567
   01/01/2002     to     12/31/2002            10.124913      8.298345     202,643.9669
   01/01/2003     to     12/31/2003             8.298345     10.655482   1,474,369.6395
---------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/02/2001     to     12/31/2001            10.163146     11.910526       5,807.5593
   01/01/2002     to     12/31/2002            11.910526     10.637413     108,947.6561
   01/01/2003     to     12/31/2003            10.637413     13.825385     790,096.7979
---------------------------------------------------------------------------------------

1.80% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002     to     12/31/2002         10.000000      7.607663    116,797.5739
   01/01/2003     to     12/31/2003          7.607663      9.690594    693,976.7877
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001     to     12/31/2001         10.000000     10.839954     16,945.1694
   01/01/2002     to     12/31/2002         10.839954      8.249162     58,698.7199
   01/01/2003     to     12/31/2003          8.249162     10.360344    175,602.3744
------------------------------------------------------------------------------------

CHART 6 - Contracts with the Standard Death Benefit -- Principal Protection and the Additional Death Benefit -- Earnings Preservation Benefit (total separate account product charges, applicable to Contracts issued on and after May 1, 2003, equal 1.80% on an annual basis)



1.80% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.697507     11.651185     614,792.3152
---------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               5.459552      6.638491     936,260.0392
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to    12/31/2003              14.573624     15.925780   1,026,911.4563
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003              34.264456     42.608637     694,811.9466
---------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003               9.668482     11.919827     422,071.7829
---------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.653502     11.499598     381,795.2233
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.371611      7.637036     224,000.1853
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               7.272616      9.386204     329,880.9111
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003    to    12/31/2003              10.011685      9.914562     253,610.2645
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.490541      7.876171   1,617,537.5983
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.408048     905,824.8266
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               3.277419      4.548861     164,020.3205
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003              11.515455     11.550473   1,496,751.5824
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.437663     11.404493     722,639.6064
---------------------------------------------------------------------------------------

1.80% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003                     4.718127      6.056532   1,269,649.0726
---------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003                     8.484340     10.655482   1,474,369.6395
---------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                    10.847497     13.825385     790,096.7979
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                     8.036977      9.690594     693,976.7877
---------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                     8.574110     10.360344     175,602.3744
---------------------------------------------------------------------------------------------

CHART 7 - Contracts with the Compounded Plus Death Benefit (total separate account product charges, applicable to Contracts issued on and after May 1, 2003, equal 1.90% on an annual basis)



1.90% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.683960     11.625277     380,772.7126
---------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               5.448004      6.620031     659,293.7894
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to    12/31/2003              14.542867     15.881558     598,811.8673
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003              34.192095     42.490294     341,376.5167
---------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003               9.653416     11.893317     252,033.9427
---------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.639989     11.473990     260,483.4454
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.358161      7.615832     193,664.6165
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               7.257269      9.360152     222,073.2009
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               9.990560      9.887032     304,112.7764
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.476827      7.854290   1,094,970.7307
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.401088     608,509.8350
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               3.270487      4.536216     122,905.1606
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003              11.491153     11.518393     789,557.8663
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.429221     11.385490     502,413.5804
---------------------------------------------------------------------------------------

1.90% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003                     4.708135      6.039673    756,611.6907
---------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003                     8.466410     10.625867    846,109.7706
---------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                    10.824616     13.787013    646,623.9795
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                     8.028934      9.674489    416,549.8094
---------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                     8.560748     10.337295    201,383.4761
---------------------------------------------------------------------------------------------

CHART 8 - Contracts with the Compounded-Plus Death Benefit (total separate account product charges, applicable to Contracts issued prior to May 1, 2003, equal 1.90% on an annual basis)





1.90% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.923190        238.7124
   01/01/2002    to    12/31/2002           10.923190      8.778461     34,160.0234
   01/01/2003    to    12/31/2003            8.778461     11.625277    380,772.7126
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   04/02/2001    to    12/31/2001            7.790167      7.279536     65,463.3365
   01/01/2002    to    12/31/2002            7.279536      5.154251    166,911.1376
   01/01/2003    to    12/31/2003            5.154251      6.620031    659,293.7894
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   04/02/2001    to    12/31/2001           13.958037     13.924032     23,513.6885
   01/01/2002    to    12/31/2002           13.924032     13.583639    107,698.4759
   01/01/2003    to    12/31/2003           13.583639     15.881558    598,811.8673
------------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME SUB-ACCOUNT
   04/02/2001    to    12/31/2001           39.906073     41.231685     30,484.5085
   01/01/2002    to    12/31/2002           41.231685     33.124735     96,188.7420
   01/01/2003    to    12/31/2003           33.124735     42.490294    341,376.5167
------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.978760     10,541.2587
   01/01/2002    to    12/31/2002           10.978760      9.606799     37,804.5906
   01/01/2003    to    12/31/2003            9.606799     11.893317    252,033.9427
------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     11.838879      2,176.0544
   01/01/2002    to    12/31/2002           11.838879      8.421029     75,923.5912
   01/01/2003    to    12/31/2003            8.421029     11.473990    260,483.4454
------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   04/02/2001    to    12/31/2001            8.188447      8.034479     38,364.8937
   01/01/2002    to    12/31/2002            8.034479      6.242515    102,732.6144
   01/01/2003    to    12/31/2003            6.242515      7.615832    193,664.6165
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   04/02/2001    to    12/31/2001            8.738807      8.348474     20,284.9095
   01/01/2002    to    12/31/2002            8.348474      7.224602     79,376.4973
   01/01/2003    to    12/31/2003            7.224602      9.360152    222,073.2009
------------------------------------------------------------------------------------

1.90% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   04/02/2001    to    12/31/2001              10.040784     10.114681      40,482.2793
   01/01/2002    to    12/31/2002              10.114681     10.033111     166,400.6075
   01/01/2003    to    12/31/2003              10.033111      9.887032     304,112.7764
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   04/02/2001    to    12/31/2001               8.579068      8.433892      62,431.3684
   01/01/2002    to    12/31/2002               8.433892      6.228069     283,782.0988
   01/01/2003    to    12/31/2003               6.228069      7.854290   1,094,970.7307
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.401088     608,509.8350
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   04/02/2001    to    12/31/2001               6.761195      6.069589      29,610.6961
   01/01/2002    to    12/31/2002               6.069589      2.934022      51,289.3483
   01/01/2003    to    12/31/2003               2.934022      4.536216     122,905.1606
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   04/02/2001    to    12/31/2001              10.074208     10.495175      84,050.5665
   01/01/2002    to    12/31/2002              10.495175     11.254708     292,866.2732
   01/01/2003    to    12/31/2003              11.254708     11.518393     789,557.8663
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002    to    12/31/2002              10.000000      8.204986      41,589.6497
   01/01/2003    to    12/31/2003               8.204986     11.385490     502,413.5804
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   04/02/2001    to    12/31/2001               7.614414      8.204508      63,188.7244
   01/01/2002    to    12/31/2002               8.204508      4.504875     202,939.8126
   01/01/2003    to    12/31/2003               4.504875      6.039673     756,611.6907
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001    to    12/31/2001              10.195919     10.116997      98,674.2839
   01/01/2002    to    12/31/2002              10.116997      8.283563     298,086.7589
   01/01/2003    to    12/31/2003               8.283563     10.625867     846,109.7706
---------------------------------------------------------------------------------------

1.90% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/02/2001    to    12/31/2001           10.162814     11.901244     48,232.2937
   01/01/2002    to    12/31/2002           11.901244     10.618492    203,954.4481
   01/01/2003    to    12/31/2003           10.618492     13.787013    646,623.9795
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002           10.000000      7.602564     81,514.1250
   01/01/2003    to    12/31/2003            7.602564      9.674439    416,549.8094
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001    to    12/31/2001           10.000000     10.837498      3,279.2139
   01/01/2002    to    12/31/2002           10.837498      8.239034     65,683.2682
   01/01/2003    to    12/31/2003            8.239034     10.337295    201,383.4761
------------------------------------------------------------------------------------

CHART 9 - Contracts with the Annual Step-Up Death Benefit and the Additional
          Death Benefit-Earnings Preservation Benefit (total separate account product charges, applicable to Contracts issued on and after May 1, 2003 equal 2.00% on an annual basis)



2.00% SEPARATE ACCOUNT PRODUCT CHARGES





                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.670416     11.599408     55,165.3654
---------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               5.448435      6.616144     75,072.8937
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to    12/31/2003              14.543946     15.872127     80,162.2800
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003              34.194526     42.464964     47,913.7885
---------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003               9.638372     11.866859     51,183.3036
---------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.626518     11.448459     46,140.0597
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.358618      7.611301     21,275.8013
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               7.257802      9.354589     51,538.1236
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT
   05/01/2003    to    12/31/2003               9.991329      9.881184     24,492.9905
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.477297      7.849613    181,964.4460
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.394134     75,558.6112
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               3.270753      4.533561     20,840.3739
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003              11.492012     11.511554    110,672.6700
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.420782     11.366509     74,926.8634
---------------------------------------------------------------------------------------

2.00% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003            4.708482      6.036086     91,538.9027
------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003            8.467022     10.619550    146,752.5980
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003           10.825376     13.778783    100,285.6024
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.020892      9.658301     72,122.8253
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.547392     10.314288     24,672.9505
------------------------------------------------------------------------------------

CHART 10 - Contracts with the Compounded Plus Death Benefit and the Earnings
           Preservation Benefit rider (total separate account product charges, applicable to contracts issued prior to May 1, 2003, equal 2.05% on an annual basis)



2.05% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.919466        340.2305
   01/01/2002    to    12/31/2002           10.919466      8.762286     36,410.5630
   01/01/2003    to    12/31/2003            8.762286     11.586477    182,582.6893
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   04/02/2001    to    12/31/2001            7.789783      7.271012     16,318.1633
   01/01/2002    to    12/31/2002            7.271012      5.140483    132,602.3687
   01/01/2003    to    12/31/2003            5.140483      6.592476    297,313.6151
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   04/02/2001    to    12/31/2001           13.957349     13.907731      2,588.8797
   01/01/2002    to    12/31/2002           13.907731     13.547402     67,528.9644
   01/01/2003    to    12/31/2003           13.547402     15.815460    229,157.2426
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   04/02/2001    to    12/31/2001           39.904113     41.183429      9,333.7391
   01/01/2002    to    12/31/2002           41.183429     33.036285     65,386.1766
   01/01/2003    to    12/31/2003           33.036285     42.313390    147,144.4656
------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.975020        629.9823
   01/01/2002    to    12/31/2002           10.975020      9.589118     38,257.9137
   01/01/2003    to    12/31/2003            9.589118     11.853651    106,352.6452
------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     11.834858      1,764.1353
   01/01/2002    to    12/31/2002           11.834858      8.405523     56,709.2871
   01/01/2003    to    12/31/2003            8.405523     11.435723    146,506.8029
------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   04/02/2001    to    12/31/2001            8.188043      8.025064      5,701.7970
   01/01/2002    to    12/31/2002            8.025064      6.225832     24,894.5220
   01/01/2003    to    12/31/2003            6.225832      7.584109     61,311.8186
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   04/02/2001    to    12/31/2001            8.738378      8.338689      9,933.1038
   01/01/2002    to    12/31/2002            8.338689      7.205307     88,957.2529
   01/01/2003    to    12/31/2003            7.205307      9.321176    100,770.3415
------------------------------------------------------------------------------------

2.05% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT
   04/02/2001    to    12/31/2001              10.040289     10.102844        306.4676
   01/01/2002    to    12/31/2002              10.102844     10.006335    285,008.2019
   01/01/2003    to    12/31/2003              10.006335      9.845860    302,466.9561
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   04/02/2001    to    12/31/2001               8.578646      8.424014     29,578.4411
   01/01/2002    to    12/31/2002               8.424014      6.211432    207,712.8074
   01/01/2003    to    12/31/2003               6.211432      7.821582    509,656.2995
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.390659    167,112.4699
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   04/02/2001    to    12/31/2001               6.760856      6.062465      7,708.3984
   01/01/2002    to    12/31/2002               6.062465      2.926172     47,901.4830
   01/01/2003    to    12/31/2003               2.926172      4.517320     64,329.8616
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   04/02/2001    to    12/31/2001              10.073711     10.482897      9,214.1780
   01/01/2002    to    12/31/2002              10.482897     11.224688    182,944.5664
   01/01/2003    to    12/31/2003              11.224688     11.470430    426,520.8561
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002    to    12/31/2002              10.000000      8.196735     72,766.6136
   01/01/2003    to    12/31/2003               8.196735     11.357032    193,939.0137
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   04/02/2001    to    12/31/2001               7.614032      8.194891      8,954.6560
   01/01/2002    to    12/31/2002               8.194891      4.492827    159,796.3238
   01/01/2003    to    12/31/2003               4.492827      6.014504    267,329.7713
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001    to    12/31/2001              10.195418     10.105156     20,441.9015
   01/01/2002    to    12/31/2002              10.105156      8.261442    236,334.7065
   01/01/2003    to    12/31/2003               8.261442     10.581621    399,222.9674
---------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/02/2001    to    12/31/2001              10.162315     11.887327     10,686.6444
   01/01/2002    to    12/31/2002              11.887327     10.590154    162,682.5986
   01/01/2003    to    12/31/2003              10.590154     13.729638    276,868.3804
---------------------------------------------------------------------------------------

2.05% SEPARATE ACCOUNT PRODUCT CHARGES




                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002           10.000000      7.594921    121,879.8141
   01/01/2003    to    12/31/2003            7.594921      9.650244    199,008.3441
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001    to    12/31/2001           10.000000     10.833803      3,661.6899
   01/01/2002    to    12/31/2002           10.833803      8.223862    132,062.8953
   01/01/2003    to    12/31/2003            8.223862     10.302806    119,737.2190
------------------------------------------------------------------------------------





FINANCIAL STATEMENTS



The financial statements of the Separate Account and the Company are included herein.



The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholders of
MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Annuity Account One

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account One (the Separate Account) of MetLife Investors Insurance Company as of December 31, 2003, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company as of December 31, 2003, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 13, 2004

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets:
  Investments at market value:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio                     32,799,977 shares $  800,647,437
    Lord Abbett Growth & Income Portfolio B                   16,561,226 shares    402,272,173
    Lord Abbett Bond Debenture Portfolio                      11,251,826 shares    135,471,980
    Lord Abbett Bond Debenture Portfolio B                    15,723,347 shares    188,208,468
    Lord Abbett Growth Opportunity Portfolio                   2,755,903 shares     25,492,104
    Lord Abbett Growth Opportunity Portfolio B                 2,801,287 shares     25,659,787
    Lord Abbett Mid-Cap Value Portfolio                        4,756,246 shares     84,661,179
    Lord Abbett Mid-Cap Value Portfolio B                      5,166,348 shares     91,444,355
    Lord Abbett America's Value Portfolio B                      455,930 shares      5,384,535
    JP Morgan Quality Bond Portfolio                           6,360,197 shares     75,368,330
    JP Morgan Quality Bond Portfolio B                         4,371,123 shares     51,491,830
    JP Morgan Select Equity Portfolio                          8,800,648 shares    110,888,159
    JP Morgan Select Equity Portfolio B                          712,377 shares      8,933,212
    JP Morgan Small Cap Stock Portfolio                        3,682,556 shares     43,896,065
    Met/Putnam Capital Opportunities Portfolio B                 216,610 shares      2,564,658
    Met/Putnam Research Portfolio B                            2,370,191 shares     18,890,421
    Oppenheimer Capital Appreciation Portfolio B              14,660,512 shares    121,535,649
    PIMCO Inflation Protected Bond Portfolio B                 7,797,813 shares     80,239,492
    PIMCO Money Market Portfolio B                            39,328,223 shares     39,328,222
    Janus Aggressive Growth Portfolio B                        8,023,542 shares     56,084,561
    PIMCO Total Return Bond Portfolio B                       16,485,554 shares    190,243,299
    PIMCO Innovation Portfolio B                               1,683,961 shares      8,066,172
    T Rowe Price Mid Cap Growth Portfolio B                   10,963,555 shares     69,508,939
    MFS Research International Portfolio                       5,053,100 shares     49,570,908
    MFS Research International Portfolio B                     3,757,056 shares     36,781,576
    AIM Small Cap Growth Portfolio B                           3,691,988 shares     44,193,093
    AIM Mid Cap Core Equity Portfolio B                        3,632,133 shares     44,638,920
    Harris Oakmark International Portfolio B                   5,996,457 shares     70,998,053
    Third Avenue Small Cap Value Portfolio B                   6,129,441 shares     71,162,806
   Russell Insurance Funds (Russell):
    Multi-Style Equity Fund                                    3,760,303 shares     43,469,101
    Aggressive Equity Fund                                       714,895 shares      9,629,637
    Non-US Fund                                                1,803,941 shares     17,606,467
    Core Bond Fund                                             2,729,702 shares     28,579,975
    Real Estate Securities Fund                                  250,038 shares      3,428,027
   AIM Variable Insurance Funds, Inc. (AIM):
    Premier Equity Fund                                        2,600,248 shares     52,603,026
    Premier Equity Fund B                                         65,038 shares      1,309,874
    Capital Appreciation Fund                                  1,564,160 shares     33,285,328
    Capital Appreciation Fund B                                   41,859 shares        885,734
    International Growth Fund                                    335,790 shares      5,386,071
    International Growth Fund B                                   16,670 shares        266,045
   Alliance Variable Products Series Fund, Inc. (Alliance):
    Premier Growth Portfolio                                   1,689,071 shares     36,450,142
    Premier Growth Portfolio B                                 3,596,911 shares     76,722,119
    Bernstein Real Estate Investment Portfolio                   850,211 shares     13,280,288

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets, continued:
  Investments at market value, continued:
   Alliance Variable Products Series Fund, Inc. (Alliance) , continued:
    Bernstein Real Estate Investment Portfolio B                          2,220,135 shares $   34,523,098
    Bernstein Small Cap Portfolio B                                         148,495 shares      2,147,236
    Bernstein Value Portfolio B                                             104,322 shares      1,164,229
   Liberty Variable Investment Trust (Liberty):
    Newport Tiger Fund, Variable Series                                     313,437 shares        651,948
   Goldman Sachs Variable Insurance Trust (Goldman Sachs):
    Growth & Income Fund                                                    450,559 shares      4,505,588
    International Equity Fund                                               215,666 shares      2,042,357
   Scudder Variable Series II (Scudder II):
    Dreman High Return Equity Portfolio                                      20,968 shares        236,518
    Small Cap Growth Portfolio                                              186,201 shares      2,111,516
    Dreman Small Cap Value Portfolio                                        343,323 shares      5,513,764
    Government Securities Portfolio                                         239,079 shares      3,000,437
   MFS Variable Insurance Trust (MFS):
    Bond Series                                                              83,394 shares      1,016,569
    Research Series                                                         780,665 shares     10,421,884
    Research Series B                                                       106,005 shares      1,409,873
    Emerging Growth Series                                                  757,782 shares     11,753,206
    Emerging Growth Series B                                                 66,107 shares      1,018,708
    High Income Series                                                      975,348 shares      9,724,219
    High Income Series B                                                  3,635,197 shares     36,024,798
    Strategic Income Series                                                 157,915 shares      1,740,227
    Strategic Income Series B                                               527,244 shares      5,752,232
    Investors Trust Series                                                1,308,510 shares     21,381,045
    Investors Trust Series B                                              1,112,775 shares     18,093,725
    New Discovery Series                                                    531,655 shares      7,421,907
    New Discovery Series B                                                2,802,029 shares     38,808,108
   Metropolitan Life Series Funds, Inc. (MetLife):
    Davis Venture Value A                                                    70,162 shares      1,772,994
    Davis Venture Value E                                                 6,543,979 shares    164,777,381
    Harris Oakmark Focused Value B                                          500,086 shares    110,603,915
    Jennison Growth B                                                     6,044,751 shares     60,266,164
    MFS Investors Trust Series B                                          5,352,409 shares     44,103,848
    MFS Total Return Series A                                                17,886 shares      2,470,766
    MFS Total Return Series B                                               121,560 shares     16,645,147
    Capital Guardian U.S. Equity Series A                                   235,982 shares      2,550,969
    Capital Guardian U.S. Equity Series B                                 2,512,704 shares     27,086,951
    Met/Putnam Voyager Portfolio A                                           83,326 shares        376,636
    Met/Putnam Voyager Portfolio B                                          329,756 shares      1,483,902
    MFS Research Series B                                                    15,273 shares        127,833
    Putnam International Stock Class A                                       26,226 shares        258,589
    Putnam International Stock Class B                                    1,344,359 shares     13,120,946
    SSR Money Market Portfolio                                              220,854 shares     22,085,414
    Stock Index Portfolio B                                                 837,987 shares     24,134,019
   Oppenheimer Variable Account Funds (Oppenheimer):
    Capital Appreciation Fund                                               266,472 shares      9,246,569
    Main Street Growth & Income Fund                                        491,572 shares      9,438,191

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003


Sub-account assets, continued:
  Investments at market value, continued:
   Oppenheimer Variable Account Funds (Oppenheimer), continued:
    High Income Fund                                                       365,940 shares $    3,150,743
    Bond Fund                                                            1,063,387 shares     12,143,885
    Strategic Bond Fund                                                    684,152 shares      3,454,967
   Putnam Variable Trust (Putnam):
    Growth & Income Fund                                                   953,734 shares     22,307,836
    Growth & Income Fund B                                                 112,334 shares      2,612,887
    New Value Fund                                                         119,714 shares      1,716,704
    New Value Fund B                                                        50,226 shares        716,721
    Vista Fund                                                             544,662 shares      5,762,519
    Vista Fund B                                                            72,878 shares        763,764
    International Growth Fund                                            1,731,728 shares     22,373,920
    International Equity B                                               3,869,817 shares     49,727,150
    International New Opportunities Fund                                   185,722 shares      2,072,661
    International New Opportunities Fund B                                  27,987 shares        310,941
    Equity Income B                                                        214,358 shares      2,589,441
   Franklin Templeton Variable Insurance Products Trust (Templeton):
    Global Income Securities Fund                                           83,256 shares      1,293,805
    Global Income Securities Fund B                                         30,638 shares        472,434
    Franklin Small Cap Fund                                                283,918 shares      4,996,949
    Franklin Small Cap Fund B                                              335,517 shares      5,848,062
    Growth Securities Fund                                                 247,785 shares      2,802,443
    Growth Securities Fund B                                               181,399 shares      2,029,859
    Foreign Securities Fund                                              1,118,303 shares     13,833,410
    Foreign Securities Fund B                                            1,086,767 shares     13,302,034
    Developing Markets Securities Fund                                   1,124,583 shares      8,029,525
    Developing Markets Securities Fund B                                 3,273,681 shares     23,210,395
    Mutual Shares Securities Fund                                          714,911 shares     10,723,671
    Mutual Shares Securities Fund B                                      1,648,850 shares     24,551,371
    Franklin Large Cap Growth Securities Fund                              363,365 shares      5,090,740
    Franklin Large Cap Growth Securities Fund B                            469,351 shares      6,509,898
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
    Growth Portfolio                                                        79,554 shares      2,469,355
    Growth Portfolio B                                                     395,179 shares     12,139,914
    Contrafund Portfolio                                                   149,264 shares      3,452,480
    Growth Opportunities Portfolio                                          35,520 shares        535,283
    Growth & Income Portfolio                                              165,905 shares      2,199,902
    Equity-Income Portfolio                                                 82,362 shares      1,909,143
    Equity-Income Portfolio B                                              219,902 shares      5,048,957
    High Income Portfolio B                                                121,082 shares        831,836
   American Century Variable Portfolios, Inc. (American Century):
    Income & Growth Fund                                                11,494,397 shares     75,518,187
    International Fund                                                     105,162 shares        676,190
    Value Fund                                                           2,032,368 shares     15,832,150
   Dreyfus Variable Investment Fund (Dreyfus):
    Stock Index Fund                                                        30,976 shares        880,345
    Stock Index Fund B                                                      98,660 shares      2,801,953

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets, continued:
  Investments at market value, continued:
   Dreyfus Variable Investment Fund (Dreyfus), continued:
    Disciplined Stock Portfolio                                      5,913 shares $      116,256
    Disciplined Stock Portfolio B                                   14,966 shares        293,773
    Capital Appreciation Portfolio                                 145,674 shares      5,014,086
    Capital Appreciation Portfolio B                               569,363 shares     19,534,830
   INVESCO Variable Investment Funds, Inc. (INVESCO):
    Dynamics Fund                                                2,497,499 shares     29,395,565
    High Yield Fund                                                434,110 shares      3,442,495
   PIMCO Variable Insurance Trust (PIMCO):
    High Yield Portfolio                                           578,944 shares      4,741,551
    Low Duration Portfolio                                       1,268,406 shares     13,026,525
    StocksPLUS Growth & Income Portfolio                           132,753 shares      1,229,294
    Total Return Portfolio                                       3,429,566 shares     35,530,308
   Scudder I Variable Life Investment Fund (Scudder I):
    International Portfolio                                        296,162 shares      2,446,295
    International Portfolio B                                    1,141,838 shares      9,408,746
   First American Insurance Portfolios, Inc. (First American):
    Equity Income Class B                                        1,490,242 shares     17,286,806
                                                                                  --------------
      Total assets                                                                $4,525,702,603
                                                                                  ==============

Sub-account liabilities:
  Due to/(from) general account, net:
   Met Investors Lord Abbett Growth & Income Portfolio                            $         (664)
   Met Investors Lord Abbett Growth & Income Portfolio B                                    (205)
   Met Investors Lord Abbett Bond Debenture Portfolio                                        (17)
   Met Investors Lord Abbett Bond Debenture Portfolio B                                       20
   Met Investors Lord Abbett Growth Opportunity Portfolio                                     (7)
   Met Investors Lord Abbett Growth Opportunity Portfolio B                                   78
   Met Investors Lord Abbett Mid-Cap Value Portfolio                                         (54)
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                                       (53)
   Met Investors Lord Abbett America's Value Portfolio B                                     127
   Met Investors JP Morgan Quality Bond Portfolio                                             23
   Met Investors JP Morgan Quality Bond Portfolio B                                           30
   Met Investors JP Morgan Select Equity Portfolio                                           (55)
   Met Investors JP Morgan Select Equity Portfolio B                                         123
   Met Investors JP Morgan Small Cap Stock Portfolio                                          15
   Met Investors Met/Putnam Capital Opportunities Portfolio B                                179
   Met Investors Met/Putnam Research Portfolio B                                             170
   Met Investors Oppenheimer Capital Appreciation Portfolio B                                 (8)
   Met Investors PIMCO Inflation Protected Bond Portfolio B                                   70
   Met Investors PIMCO Money Market Portfolio B                                           (8,366)
   Met Investors Janus Aggressive Growth Portfolio B                                          (3)
   Met Investors PIMCO Total Return Bond Portfolio B                                          48
   Met Investors PIMCO Innovation Portfolio B                                                279
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                                     102
   Met Investors MFS Research International Portfolio                                          2

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

 Sub-account liabilities, continued:
   Due to/(from) general account, net, continued:
    Met Investors MFS Research International Portfolio B       $          151
    Met Investors AIM Small Cap Growth Portfolio B                         (6)
    Met Investors AIM Mid Cap Core Equity Portfolio B                      (9)
    Met Investors Harris Oakmark International Portfolio B                 25
    Met Investors Third Avenue Small Cap Value Portfolio B                  7
    Russell Multi-Style Equity Fund                                       (35)
    Russell Aggressive Equity Fund                                         (7)
    Russell Non-US Fund                                                    (1)
    Russell Core Bond Fund                                                 (4)
    Russell Real Estate Securities Fund                                    (1)
    AIM Premier Equity Fund                                                49
    AIM Premier Equity Fund B                                              50
    AIM Capital Appreciation Fund                                         153
    AIM Capital Appreciation Fund B                                        96
    AIM International Growth Fund                                         189
    AIM International Growth Fund B                                        69
    Alliance Premier Growth Portfolio                                     (25)
    Alliance Premier Growth Portfolio B                                   (46)
    Alliance Bernstein Real Estate Investment Portfolio                    (4)
    Alliance Bernstein Real Estate Investment Portfolio B                  (9)
    Alliance Bernstein Small Cap Portfolio B                               90
    Alliance Bernstein Value Portfolio B                                  152
    Liberty Newport Tiger Fund, Variable Series                            93
    Goldman Sachs Growth & Income Fund                                     86
    Goldman Sachs International Equity Fund                                17
    Scudder II Dreman High Return Equity Portfolio                         18
    Scudder II Small Cap Growth Portfolio                                 139
    Scudder II Dreman Small Cap Value Portfolio                            58
    Scudder II Government Securities Portfolio                            122
    MFS Bond Series                                                         -
    MFS Research Series                                                    (8)
    MFS Research Series B                                                  84
    MFS Emerging Growth Series                                             (7)
    MFS Emerging Growth Series B                                           95
    MFS High Income Series                                                 (1)
    MFS High Income Series B                                               (4)
    MFS Strategic Income Series                                             -
    MFS Strategic Income Series B                                          82
    MFS Investors Trust Series                                            (15)
    MFS Investors Trust Series B                                          (14)
    MFS New Discovery Series                                               (4)
    MFS New Discovery Series B                                            (23)
    MetLife Davis Venture Value A                                         416
    MetLife Davis Venture Value E                                          61
    MetLife Harris Oakmark Focused Value B                                  5
    MetLife Jennison Growth B                                             (26)
    MetLife MFS Investors Trust Series B                                   76
    MetLife MFS Total Return Series A                                     605

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

   Sub-account liabilities, continued:
     Due to/(from) general account, net, continued:
      MetLife MFS Total Return Series B                         $        114
      MetLife Capital Guardian U.S. Equity Series A                      593
      MetLife Capital Guardian U.S. Equity Series B                      881
      MetLife Met/Putnam Voyager Portfolio A                              29
      MetLife Met/Putnam Voyager Portfolio B                             239
      MetLife MFS Research Series B                                        1
      MetLife Putnam International Stock Class A                          20
      MetLife Putnam International Stock Class B                         177
      MetLife SSR Money Market Portfolio                             (14,299)
      MetLife Stock Index Portfolio B                                    198
      Oppenheimer Capital Appreciation Fund                               (5)
      Oppenheimer Main Street Growth & Income Fund                        (8)
      Oppenheimer High Income Fund                                         -
      Oppenheimer Bond Fund                                               (3)
      Oppenheimer Strategic Bond Fund                                     (1)
      Putnam Growth & Income Fund                                        (20)
      Putnam Growth & Income Fund B                                      121
      Putnam New Value Fund                                               (2)
      Putnam New Value Fund B                                             76
      Putnam Vista Fund                                                   (5)
      Putnam Vista Fund B                                                115
      Putnam International Growth Fund                                     -
      Putnam International Equity B                                        -
      Putnam International New Opportunities Fund                          -
      Putnam International New Opportunities Fund B                      113
      Putnam Equity Income B                                             263
      Templeton Global Income Securities Fund                             44
      Templeton Global Income Securities Fund B                          143
      Templeton Franklin Small Cap Fund                                    6
      Templeton Franklin Small Cap Fund B                                149
      Templeton Growth Securities Fund                                    34
      Templeton Growth Securities Fund B                                 232
      Templeton Foreign Securities Fund                                    5
      Templeton Foreign Securities Fund B                                101
      Templeton Developing Markets Securities Fund                         -
      Templeton Developing Markets Securities Fund B                       1
      Templeton Mutual Shares Securities Fund                             (4)
      Templeton Mutual Shares Securities Fund B                           89
      Templeton Franklin Large Cap Growth Securities Fund                 (1)
      Templeton Franklin Large Cap Growth Securities Fund B               88
      Fidelity Growth Portfolio                                           (2)
      Fidelity Growth Portfolio B                                         (5)
      Fidelity Contrafund Portfolio                                       (2)
      Fidelity Growth Opportunities Portfolio                             41
      Fidelity Growth & Income Portfolio                                  (1)
      Fidelity Equity-Income Portfolio                                    (2)
      Fidelity Equity-Income Portfolio B                                  56
      Fidelity High Income Portfolio B                                   136

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

Sub-account liabilities, continued:
  Due to/(from) general account, net, continued:
   American Century Income & Growth Fund                          $          (68)
   American Century International Fund                                        39
   American Century Value Fund                                               (11)
   Dreyfus Stock Index Fund                                                   (1)
   Dreyfus Stock Index Fund B                                                 75
   Dreyfus Disciplined Stock Portfolio                                         4
   Dreyfus Disciplined Stock Portfolio B                                      76
   Dreyfus Capital Appreciation Portfolio                                     (3)
   Dreyfus Capital Appreciation Portfolio B                                  (13)
   INVESCO Dynamics Fund                                                     (26)
   INVESCO High Yield Fund                                                    40
   PIMCO High Yield Portfolio                                            (26,998)
   PIMCO Low Duration Portfolio                                          (11,724)
   PIMCO StocksPLUS Growth & Income Portfolio                                127
   PIMCO Total Return Portfolio                                          (59,908)
   Scudder I International Portfolio                                           -
   Scudder I International Portfolio B                                         3
   First American Equity Income Class B                                      (12)
                                                                  --------------
      Total liabilities                                           $     (114,122)
                                                                  ==============
Sub-account net assets:
  Accumulation units:
   Met Investors Lord Abbett Growth & Income Portfolio            $  795,892,522
   Met Investors Lord Abbett Growth & Income Portfolio B             402,266,715
   Met Investors Lord Abbett Bond Debenture Portfolio                134,759,505
   Met Investors Lord Abbett Bond Debenture Portfolio B              188,206,626
   Met Investors Lord Abbett Growth Opportunity Portfolio             25,444,423
   Met Investors Lord Abbett Growth Opportunity Portfolio B           25,659,709
   Met Investors Lord Abbett Mid-Cap Value Portfolio                  84,528,392
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                91,442,484
   Met Investors Lord Abbett America's Value Portfolio B               5,378,667
   Met Investors JP Morgan Quality Bond Portfolio                     74,837,451
   Met Investors JP Morgan Quality Bond Portfolio B                   51,490,087
   Met Investors JP Morgan Select Equity Portfolio                   110,548,665
   Met Investors JP Morgan Select Equity Portfolio B                   8,933,089
   Met Investors JP Morgan Small Cap Stock Portfolio                  43,738,855
   Met Investors Met/Putnam Capital Opportunities Portfolio B          2,564,479
   Met Investors Met/Putnam Research Portfolio B                      18,890,251
   Met Investors Oppenheimer Capital Appreciation Portfolio B        121,535,657
   Met Investors PIMCO Inflation Protected Bond Portfolio B           80,239,422
   Met Investors PIMCO Money Market Portfolio B                       39,336,588
   Met Investors Janus Aggressive Growth Portfolio B                  56,084,564
   Met Investors PIMCO Total Return Bond Portfolio B                 190,243,251
   Met Investors PIMCO Innovation Portfolio B                          8,065,893
   Met Investors T Rowe Price Mid Cap Growth Portfolio B              69,508,837
   Met Investors MFS Research International Portfolio                 49,371,074
   Met Investors MFS Research International Portfolio B               36,781,425
   Met Investors AIM Small Cap Growth Portfolio B                     44,193,099

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

  Sub-account net assets, continued:
    Accumulation units, continued:
     Met Investors AIM Mid Cap Core Equity Portfolio B          $   44,638,929
     Met Investors Harris Oakmark International Portfolio B         70,998,028
     Met Investors Third Avenue Small Cap Value Portfolio B         71,162,799
     Russell Multi-Style Equity Fund                                43,414,833
     Russell Aggressive Equity Fund                                  9,599,359
     Russell Non-US Fund                                            17,586,895
     Russell Core Bond Fund                                         28,274,944
     Russell Real Estate Securities Fund                             3,421,519
     AIM Premier Equity Fund                                        52,466,277
     AIM Premier Equity Fund B                                       1,309,824
     AIM Capital Appreciation Fund                                  33,229,511
     AIM Capital Appreciation Fund B                                   885,638
     AIM International Growth Fund                                   5,350,684
     AIM International Growth Fund B                                   265,976
     Alliance Premier Growth Portfolio                              36,389,818
     Alliance Premier Growth Portfolio B                            76,722,165
     Alliance Bernstein Real Estate Investment Portfolio            13,255,612
     Alliance Bernstein Real Estate Investment Portfolio B          34,523,107
     Alliance Bernstein Small Cap Portfolio B                        2,147,146
     Alliance Bernstein Value Portfolio B                            1,164,077
     Liberty Newport Tiger Fund, Variable Series                       651,855
     Goldman Sachs Growth & Income Fund                              4,426,753
     Goldman Sachs International Equity Fund                         2,030,359
     Scudder II Dreman High Return Equity Portfolio                    236,500
     Scudder II Small Cap Growth Portfolio                           2,111,377
     Scudder II Dreman Small Cap Value Portfolio                     5,513,706
     Scudder II Government Securities Portfolio                      3,000,315
     MFS Bond Series                                                 1,016,569
     MFS Research Series                                            10,390,580
     MFS Research Series B                                           1,409,789
     MFS Emerging Growth Series                                     11,739,065
     MFS Emerging Growth Series B                                    1,018,613
     MFS High Income Series                                          9,709,320
     MFS High Income Series B                                       36,024,802
     MFS Strategic Income Series                                     1,736,319
     MFS Strategic Income Series B                                   5,752,150
     MFS Investors Trust Series                                     21,247,175
     MFS Investors Trust Series B                                   18,093,739
     MFS New Discovery Series                                        7,402,478
     MFS New Discovery Series B                                     38,808,131
     MetLife Davis Venture Value A                                   1,772,578
     MetLife Davis Venture Value E                                 164,768,771
     MetLife Harris Oakmark Focused Value B                        110,603,910
     MetLife Jennison Growth B                                      60,266,190
     MetLife MFS Investors Trust Series B                           44,103,772
     MetLife MFS Total Return Series A                               2,470,161
     MetLife MFS Total Return Series B                              16,619,996
     MetLife Capital Guardian U.S. Equity Series A                   2,550,376

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

  Sub-account net assets, continued:
    Accumulation units, continued:
     MetLife Capital Guardian U.S. Equity Series B             $   27,082,243
     MetLife Met/Putnam Voyager Portfolio A                           376,607
     MetLife Met/Putnam Voyager Portfolio B                         1,475,395
     MetLife MFS Research Series B                                    127,832
     MetLife Putnam International Stock Class A                       258,569
     MetLife Putnam International Stock Class B                    13,118,800
     MetLife SSR Money Market Portfolio                            21,791,657
     MetLife Stock Index Portfolio B                               24,133,821
     Oppenheimer Capital Appreciation Fund                          9,246,574
     Oppenheimer Main Street Growth & Income Fund                   9,435,003
     Oppenheimer High Income Fund                                   3,150,743
     Oppenheimer Bond Fund                                         12,143,888
     Oppenheimer Strategic Bond Fund                                3,446,480
     Putnam Growth & Income Fund                                   22,170,828
     Putnam Growth & Income Fund B                                  2,612,766
     Putnam New Value Fund                                          1,697,391
     Putnam New Value Fund B                                          716,645
     Putnam Vista Fund                                              5,735,226
     Putnam Vista Fund B                                              763,649
     Putnam International Growth Fund                              22,353,058
     Putnam International Equity B                                 49,727,150
     Putnam International New Opportunities Fund                    2,050,504
     Putnam International New Opportunities Fund B                    310,828
     Putnam Equity Income B                                         2,582,825
     Templeton Global Income Securities Fund                        1,293,761
     Templeton Global Income Securities Fund B                        472,291
     Templeton Franklin Small Cap Fund                              4,993,134
     Templeton Franklin Small Cap Fund B                            5,847,913
     Templeton Growth Securities Fund                               2,798,015
     Templeton Growth Securities Fund B                             2,029,627
     Templeton Foreign Securities Fund                             13,791,376
     Templeton Foreign Securities Fund B                           13,301,933
     Templeton Developing Markets Securities Fund                   8,009,867
     Templeton Developing Markets Securities Fund B                23,210,394
     Templeton Mutual Shares Securities Fund                       10,687,958
     Templeton Mutual Shares Securities Fund B                     24,551,282
     Templeton Franklin Large Cap Growth Securities Fund            5,060,647
     Templeton Franklin Large Cap Growth Securities Fund B          6,509,810
     Fidelity Growth Portfolio                                      2,469,355
     Fidelity Growth Portfolio B                                   12,139,919
     Fidelity Contrafund Portfolio                                  3,452,482
     Fidelity Growth Opportunities Portfolio                          535,242
     Fidelity Growth & Income Portfolio                             2,199,903
     Fidelity Equity-Income Portfolio                               1,909,145
     Fidelity Equity-Income Portfolio B                             5,048,901
     Fidelity High Income Portfolio B                                 831,700
     American Century Income & Growth Fund                         75,491,918
     American Century International Fund                              676,151

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

  Sub-account net assets, continued:
    Accumulation units, continued:
     American Century Value Fund                                $   15,818,612
     Dreyfus Stock Index Fund                                          880,346
     Dreyfus Stock Index Fund B                                      2,801,878
     Dreyfus Disciplined Stock Portfolio                               116,252
     Dreyfus Disciplined Stock Portfolio B                             293,697
     Dreyfus Capital Appreciation Portfolio                          4,995,038
     Dreyfus Capital Appreciation Portfolio B                       19,534,843
     INVESCO Dynamics Fund                                          29,387,420
     INVESCO High Yield Fund                                         3,434,145
     PIMCO High Yield Portfolio                                      4,768,549
     PIMCO Low Duration Portfolio                                   12,926,014
     PIMCO StocksPLUS Growth & Income Portfolio                      1,216,338
     PIMCO Total Return Portfolio                                   35,341,556
     Scudder I International Portfolio                               2,442,265
     Scudder I International Portfolio B                             9,408,743
     First American Equity Income Class B                           17,258,977
                                                                --------------
        Net accumulation assets                                 $4,516,670,099
                                                                ==============

  Sub-account net assets:
    Annuitization units:
     Met Investors Lord Abbett Growth & Income Portfolio        $    4,755,579
     Met Investors Lord Abbett Growth & Income Portfolio B               5,663
     Met Investors Lord Abbett Bond Debenture Portfolio                712,492
     Met Investors Lord Abbett Bond Debenture Portfolio B                1,822
     Met Investors Lord Abbett Growth Opportunity Portfolio             47,688
     Met Investors Lord Abbett Mid-Cap Value Portfolio                 132,841
     Met Investors Lord Abbett Mid-Cap Value Portfolio B                 1,924
     Met Investors Lord Abbett America's Value Portfolio B               5,741
     Met Investors JP Morgan Quality Bond Portfolio                    530,856
     Met Investors JP Morgan Quality Bond Portfolio B                    1,713
     Met Investors JP Morgan Select Equity Portfolio                   339,549
     Met Investors JP Morgan Small Cap Stock Portfolio                 157,195
     Met Investors MFS Research International Portfolio                199,832
     Russell Multi-Style Equity Fund                                    54,303
     Russell Aggressive Equity Fund                                     30,285
     Russell Non-US Fund                                                19,573
     Russell Core Bond Fund                                            305,035
     Russell Real Estate Securities Fund                                 6,509
     AIM Premier Equity Fund                                           136,700
     AIM Capital Appreciation Fund                                      55,664
     AIM International Growth Fund                                      35,198
     Alliance Premier Growth Portfolio                                  60,349
     Alliance Bernstein Real Estate Investment Portfolio                24,680
     Goldman Sachs Growth & Income Fund                                 78,749
     Goldman Sachs International Equity Fund                            11,981
     MFS Research Series                                                31,312
     MFS Emerging Growth Series                                         14,148

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

  Sub-account net assets, continued:
    Annuitization units, continued:
     MFS High Income Series                                    $       14,900
     MFS Strategic Income Series                                        3,908
     MFS Investors Trust Series                                       133,885
     MFS New Discovery Series                                          19,433
     MetLife Davis Venture Value E                                      8,549
     MetLife MFS Total Return Series B                                 25,037
     MetLife Capital Guardian U.S. Equity Series B                      3,827
     MetLife Met/Putnam Voyager Portfolio B                             8,268
     MetLife Putnam International Stock Class B                         1,969
     MetLife SSR Money Market Portfolio                               308,056
     Oppenheimer Main Street Growth & Income Fund                       3,196
     Oppenheimer Strategic Bond Fund                                    8,488
     Putnam Growth & Income Fund                                      137,028
     Putnam New Value Fund                                             19,315
     Putnam Vista Fund                                                 27,298
     Putnam International Growth Fund                                  20,862
     Putnam International New Opportunities Fund                       22,157
     Putnam Equity Income B                                             6,353
     Templeton Franklin Small Cap Fund                                  3,809
     Templeton Growth Securities Fund                                   4,394
     Templeton Foreign Securities Fund                                 42,029
     Templeton Developing Markets Securities Fund                      19,658
     Templeton Mutual Shares Securities Fund                           35,717
     Templeton Franklin Large Cap Growth Securities Fund               30,094
     American Century Income & Growth Fund                             26,337
     American Century Value Fund                                       13,549
     Dreyfus Capital Appreciation Portfolio                            19,051
     INVESCO Dynamics Fund                                              8,171
     INVESCO High Yield Fund                                            8,310
     PIMCO Low Duration Portfolio                                     112,235
     PIMCO StocksPLUS Growth & Income Portfolio                        12,829
     PIMCO Total Return Portfolio                                     248,660
     Scudder I International Portfolio                                  4,030
     First American Equity Income Class B                              27,841
                                                               --------------
        Net annuitization assets                               $    9,146,624
                                                           -   --------------
        Total net assets                                       $4,525,816,723
                                                               ==============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                Met Investors
                                                  --------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett   Lord Abbett
                                                     Growth &       Growth &         Bond           Bond       Developing
                                                      Income         Income        Debenture      Debenture      Growth
                                                     Portfolio     Portfolio B     Portfolio     Portfolio B  Portfolio (a)
                                                  --------------  -------------  -------------  ------------- -------------
Income:
  Dividends                                       $    7,234,146      2,160,539      2,196,953      2,941,026             -
                                                  --------------  -------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                           8,559,092      3,200,775      1,653,205      1,544,536        68,047
  Administrative fee                                   1,022,573        651,448        196,744        296,106         8,037
                                                  --------------  -------------  -------------  ------------- -------------
    Total expenses                                     9,581,665      3,852,223      1,849,949      1,840,642        76,084
                                                  --------------  -------------  -------------  ------------- -------------
    Net investment income (loss)                      (2,347,519)    (1,691,684)       347,004      1,100,384       (76,084)
                                                  --------------  -------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (3,276,228)       (10,117)      (843,641)       112,242   (10,647,406)
  Realized gain distributions                                  -              -              -              -             -
                                                  --------------  -------------  -------------  ------------- -------------
    Net realized gain (loss)                          (3,276,228)       (10,117)      (843,641)       112,242   (10,647,406)
                                                  --------------  -------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)     191,713,628     76,057,554     22,212,335     17,616,902    10,769,633
                                                  --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $  186,089,881     74,355,753     21,715,698     18,829,528        46,143
                                                  ==============  =============  =============  ============= =============

                                                  ------------------------------
                                                    Lord Abbett    Lord Abbett
                                                    Developing       Growth
                                                      Growth       Opportunity
                                                  Portfolio B (a)   Portfolio
                                                  --------------- -------------
Income:
  Dividends                                                    -              -
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                              13,842        185,532
  Administrative fee                                       3,307         39,693
                                                   -------------  -------------
    Total expenses                                        17,149        225,225
                                                   -------------  -------------
    Net investment income (loss)                         (17,149)      (225,225)
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (992,707)       187,338
  Realized gain distributions                                  -              -
                                                   -------------  -------------
    Net realized gain (loss)                            (992,707)       187,338
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)       1,024,024      5,805,182
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           14,168      5,767,295
                                                   =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                 Met Investors
                                                  ----------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    Lord Abbett     Lord Abbett     JP Morgan
                                                      Growth         Mid-Cap        Mid-Cap        America's      Enhanced
                                                    Opportunity       Value          Value           Value          Index
                                                    Portfolio B     Portfolio     Portfolio B   Portfolio B (b) Portfolio (a)
                                                  --------------  -------------  -------------  --------------- -------------
Income:
  Dividends                                       $            -        502,965        461,858          80,430      1,409,679
                                                  --------------  -------------  -------------   -------------  -------------
Expenses:
  Mortality and expense risk                             202,113        890,424        717,298          12,931        371,572
  Administrative fee                                      48,865        105,888        162,685           3,175         44,273
                                                  --------------  -------------  -------------   -------------  -------------
    Total expenses                                       250,978        996,312        879,983          16,106        415,845
                                                  --------------  -------------  -------------   -------------  -------------
    Net investment income (loss)                        (250,978)      (493,347)      (418,125)         64,324        993,834
                                                  --------------  -------------  -------------   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (15,875)       650,416        (15,403)          7,311    (56,172,889)
  Realized gain distributions                                  -      1,234,615      1,327,323          41,346              -
                                                  --------------  -------------  -------------   -------------  -------------
    Net realized gain (loss)                             (15,875)     1,885,031      1,311,920          48,657    (56,172,889)
                                                  --------------  -------------  -------------   -------------  -------------
Change in unrealized appreciation (depreciation)       6,275,776     15,024,508     15,664,586         359,133     57,378,475
                                                  --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    6,008,923     16,416,192     16,558,381         472,114      2,199,420
                                                  ==============  =============  =============   =============  =============

                                                  ------------------------------
                                                     JP Morgan      JP Morgan
                                                     Enhanced     International
                                                       Index         Equity
                                                  Portfolio B (a) Portfolio (a)
                                                  --------------- -------------
Income:
  Dividends                                               50,735        359,666
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                              14,704        164,260
  Administrative fee                                       3,248         19,622
                                                   -------------  -------------
    Total expenses                                        17,952        183,882
                                                   -------------  -------------
    Net investment income (loss)                          32,783        175,784
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (1,085,673)   (27,468,240)
  Realized gain distributions                                  -              -
                                                   -------------  -------------
    Net realized gain (loss)                          (1,085,673)   (27,468,240)
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)       1,146,674     25,364,923
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           93,784     (1,927,533)
                                                   =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.
(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                Met Investors
                                                  ---------------------------------------------------------------------------
                                                     JP Morgan      JP Morgan      JP Morgan      JP Morgan      JP Morgan
                                                   International     Quality        Quality        Select         Select
                                                      Equity          Bond           Bond          Equity         Equity
                                                  Portfolio B (a)   Portfolio     Portfolio B     Portfolio     Portfolio B
                                                  --------------- -------------  -------------  -------------  -------------
Income:
  Dividends                                       $       11,968      3,038,918      2,000,802        596,237         33,020
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               4,903      1,039,428        479,227      1,255,959         80,549
  Administrative fee                                       1,188        124,483        100,342        150,140         18,255
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         6,091      1,163,911        579,569      1,406,099         98,804
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                           5,877      1,875,007      1,421,233       (809,862)       (65,784)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (263,272)     1,610,561         20,016     (5,581,009)       (55,637)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                            (263,272)     1,610,561         20,016     (5,581,009)       (55,637)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         191,341     (1,452,305)      (526,377)    34,221,475      2,178,709
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      (66,054)     2,033,263        914,872     27,830,604      2,057,288
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                    JP Morgan     Met/Putnam
                                                    Small Cap       Capital
                                                      Stock      Opportunities
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            505,181         22,035
  Administrative fee                                     60,452          5,009
                                                  -------------  -------------
    Total expenses                                      565,633         27,044
                                                  -------------  -------------
    Net investment income (loss)                       (565,633)       (27,044)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (2,126,571)       (43,489)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                         (2,126,571)       (43,489)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)     12,357,578        575,408
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       9,665,374        504,875
                                                  =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                Met Investors
                                                  ----------------------------------------------------------------------------
                                                                   Oppenheimer        PIMCO          PIMCO          Janus
                                                    Met/Putnam       Capital        Inflation        Money       Aggressive
                                                     Research      Appreciation  Protected Bond     Market         Growth
                                                    Portfolio B    Portfolio B   Portfolio B (b)  Portfolio B    Portfolio B
                                                  --------------  -------------  --------------- -------------  -------------
Income:
  Dividends                                       $            -              -         238,097        165,275              -
                                                  --------------  -------------   -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             181,621        922,560         495,810        571,413        410,331
  Administrative fee                                      30,419        155,951          83,714         98,681         69,305
                                                  --------------  -------------   -------------  -------------  -------------
    Total expenses                                       212,040      1,078,511         579,524        670,094        479,636
                                                  --------------  -------------   -------------  -------------  -------------
    Net investment income (loss)                        (212,040)    (1,078,511)       (341,427)      (504,819)      (479,636)
                                                  --------------  -------------   -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             95,000         (4,958)          7,884              -          9,017
  Realized gain distributions                                  -              -       1,550,151              -              -
                                                  --------------  -------------   -------------  -------------  -------------
    Net realized gain (loss)                              95,000         (4,958)      1,558,035              -          9,017
                                                  --------------  -------------   -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       2,984,416     17,784,546         643,509              -      8,088,239
                                                  --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,867,376     16,701,077       1,860,117       (504,819)     7,617,620
                                                  ==============  =============   =============  =============  =============

                                                  -----------------------------
                                                      PIMCO
                                                   Total Return      PIMCO
                                                       Bond       Innovation
                                                   Portfolio B    Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                           1,996,983              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                          1,821,443         65,279
  Administrative fee                                    325,206         10,932
                                                  -------------  -------------
    Total expenses                                    2,146,649         76,211
                                                  -------------  -------------
    Net investment income (loss)                       (149,666)       (76,211)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           883,231        (31,123)
  Realized gain distributions                         1,721,662              -
                                                  -------------  -------------
    Net realized gain (loss)                          2,604,893        (31,123)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        715,330      1,894,409
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       3,170,557      1,787,075
                                                  =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                Met Investors
                                                  ---------------------------------------------------------------------------
                                                   T Rowe Price        MFS            MFS            AIM            AIM
                                                     Mid Cap        Research       Research       Small Cap       Mid Cap
                                                      Growth      International  International     Growth       Core Equity
                                                   Portfolio B    Portfolio (c)   Portfolio B    Portfolio B    Portfolio B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -        219,461        205,257              -        347,387
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             488,146        351,267        318,291        344,291        321,476
  Administrative fee                                      84,309         76,641         55,175         58,307         54,462
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                       572,455        427,908        373,466        402,598        375,938
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                        (572,455)      (208,447)      (168,209)      (402,598)       (28,551)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (36,538)       621,497        186,652         44,446         (7,638)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             (36,538)       621,497        186,652         44,446         (7,638)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)      11,213,277     12,296,064      7,364,819      8,159,607      5,672,907
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $   10,604,284     12,709,114      7,383,262      7,801,455      5,636,718
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                     Harris       Third Avenue
                                                     Oakmark       Small Cap
                                                  International      Value
                                                   Portfolio B    Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                             552,738        160,566
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            421,631        479,499
  Administrative fee                                     70,785         81,042
                                                  -------------  -------------
    Total expenses                                      492,416        560,541
                                                  -------------  -------------
    Net investment income (loss)                         60,322       (399,975)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (11,719)        19,906
  Realized gain distributions                           177,738        413,911
                                                  -------------  -------------
    Net realized gain (loss)                            166,019        433,817
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)     11,488,048     12,490,175
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      11,714,389     12,524,017
                                                  =============  =============

(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                       GACC                                        Russell
                                                  --------------  -----------------------------------------------------------

                                                      Money        Multi-Style     Aggressive                       Core
                                                      Market         Equity          Equity         Non-US          Bond
                                                     Fund (a)         Fund            Fund           Fund           Fund
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $      118,207        293,172          8,336        397,892      1,081,618
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             144,653        495,167        104,703        190,940        392,944
  Administrative fee                                      17,312         59,420         12,564         22,913         47,153
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                       161,965        554,587        117,267        213,853        440,097
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                         (43,758)      (261,415)      (108,931)       184,039        641,521
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (337,062)    (2,226,692)      (151,849)      (819,198)       318,292
  Realized gain distributions                                  -              -              -              -        535,152
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                            (337,062)    (2,226,692)      (151,849)      (819,198)       853,444
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         351,221     12,100,086      3,334,425      5,630,342        (42,662)
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      (29,599)     9,611,979      3,073,645      4,995,183      1,452,303
                                                  ==============  =============  =============  =============  =============

                                                                     AIM
                                                  ---------------------------
                                                      Real
                                                     Estate        Premier
                                                   Securities      Equity
                                                      Fund          Fund
                                                  ------------- -------------
Income:
  Dividends                                             153,199       146,946
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                             36,401       619,073
  Administrative fee                                      4,368        75,955
                                                  ------------- -------------
    Total expenses                                       40,769       695,028
                                                  ------------- -------------
    Net investment income (loss)                        112,430      (548,082)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            56,122    (6,114,025)
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                             56,122    (6,114,025)
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)        724,040    17,121,718
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                         892,592    10,459,611
                                                  ============= =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                      AIM
                                                  --------------------------------------------------------------------------
                                                      Premier        Capital        Capital     International  International
                                                      Equity       Appreciation   Appreciation     Growth         Growth
                                                      Fund B           Fund          Fund B         Fund          Fund B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $        2,821              -              -         25,830            789
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              11,274        381,906          7,169         61,299          1,465
  Administrative fee                                       2,423         47,292          1,419          7,466            324
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        13,697        429,198          8,588         68,765          1,789
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                         (10,876)      (429,198)        (8,588)       (42,935)        (1,000)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              6,935     (4,225,780)         6,205         19,491            828
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                               6,935     (4,225,780)         6,205         19,491            828
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         222,389     12,208,765        146,620      1,239,146         44,747
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      218,448      7,553,787        144,237      1,215,702         44,575
                                                  ==============  =============  =============  =============  =============

                                                            Alliance
                                                  ----------------------------
                                                     Premier        Premier
                                                     Growth         Growth
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            430,955        684,390
  Administrative fee                                     51,715        135,763
                                                  -------------  -------------
    Total expenses                                      482,670        820,153
                                                  -------------  -------------
    Net investment income (loss)                       (482,670)      (820,153)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (3,897,505)       (16,354)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                         (3,897,505)       (16,354)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)     11,205,353     11,828,760
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       6,825,178     10,992,253
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                           Alliance                             Liberty
                                                  ---------------------------------------------------------  -------------
                                                    Bernstein      Bernstein     Bernstein                      Newport
                                                   Real Estate    Real Estate      Small        Bernstein     Tiger Fund,
                                                   Investment     Investment        Cap           Value        Variable
                                                    Portfolio     Portfolio B   Portfolio B    Portfolio B      Series
                                                  -------------- ------------- -------------  -------------  -------------
Income:
  Dividends                                       $      306,423       590,270        10,002          7,438         13,908
                                                  -------------- ------------- -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             144,355       300,062        22,117         12,247          7,309
  Administrative fee                                      17,323        59,638         4,487          2,420            870
                                                  -------------- ------------- -------------  -------------  -------------
    Total expenses                                       161,678       359,700        26,604         14,667          8,179
                                                  -------------- ------------- -------------  -------------  -------------
    Net investment income (loss)                         144,745       230,570       (16,602)        (7,229)         5,729
                                                  -------------- ------------- -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            340,896         2,344        30,874          5,689        (17,336)
  Realized gain distributions                                  -             -        26,512              -              -
                                                  -------------- ------------- -------------  -------------  -------------
    Net realized gain (loss)                             340,896         2,344        57,386          5,689        (17,336)
                                                  -------------- ------------- -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       3,236,696     7,712,312       590,958        250,280        222,322
                                                  -------------- ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    3,722,337     7,945,226       631,742        248,740        210,715
                                                  ============== ============= =============  =============  =============

                                                          Goldman Sachs
                                                  ----------------------------
                                                      Growth
                                                        &        International
                                                      Income        Equity
                                                       Fund          Fund
                                                  -------------  -------------
Income:
  Dividends                                              55,098         74,496
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             55,049         23,249
  Administrative fee                                      6,952          2,943
                                                  -------------  -------------
    Total expenses                                       62,001         26,192
                                                  -------------  -------------
    Net investment income (loss)                         (6,903)        48,304
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (157,185)      (154,336)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (157,185)      (154,336)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      1,072,089        665,208
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         908,001        559,176
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                           Scudder II
                                                  -----------------------------------------------------------    --------------
                                                      Dreman          Small         Dreman
                                                    High Return        Cap         Small Cap      Government
                                                      Equity         Growth          Value        Securities          Bond
                                                     Portfolio      Portfolio      Portfolio      Portfolio          Series
                                                  --------------  -------------  -------------  -------------    -------------
Income:
  Dividends                                       $        4,584              -         57,132        109,394           76,915
                                                  --------------  -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                               3,353         21,269         62,007         46,624           14,554
  Administrative fee                                         417          2,716          7,941          6,348            1,752
                                                  --------------  -------------  -------------  -------------    -------------
    Total expenses                                         3,770         23,985         69,948         52,972           16,306
                                                  --------------  -------------  -------------  -------------    -------------
    Net investment income (loss)                             814        (23,985)       (12,816)        56,422           60,609
                                                  --------------  -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (3,515)      (294,065)       117,188         42,603           35,280
  Realized gain distributions                                  -              -         76,698         66,869                -
                                                  --------------  -------------  -------------  -------------    -------------
    Net realized gain (loss)                              (3,515)      (294,065)       193,886        109,472           35,280
                                                  --------------  -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)          70,660        759,399      1,516,910       (139,260)          (1,233)
                                                  --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $       67,959        441,349      1,697,980         26,634           94,656
                                                  ==============  =============  =============  =============    =============

                                                        MFS
                                                  -----------------------------


                                                     Research       Research
                                                      Series        Series B
                                                  -------------  -------------
Income:
  Dividends                                              65,873          4,928
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            122,252         15,377
  Administrative fee                                     14,670          3,001
                                                  -------------  -------------
    Total expenses                                      136,922         18,378
                                                  -------------  -------------
    Net investment income (loss)                        (71,049)       (13,450)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (1,271,900)       (13,847)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                         (1,271,900)       (13,847)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      3,353,988        286,578
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       2,011,039        259,281
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                   MFS
                                                  -------------------------------------------------------------------------
                                                     Emerging        Emerging         High          High        Strategic
                                                      Growth          Growth         Income        Income        Income
                                                      Series         Series B        Series       Series B       Series
                                                  --------------  -------------  -------------  ------------- -------------
Income:
  Dividends                                       $            -              -        361,998        898,559        93,081
                                                  --------------  -------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                             141,600         10,038        112,288        312,707        21,774
  Administrative fee                                      16,992          1,952         13,475         63,084         2,613
                                                  --------------  -------------  -------------  ------------- -------------
    Total expenses                                       158,592         11,990        125,763        375,791        24,387
                                                  --------------  -------------  -------------  ------------- -------------
    Net investment income (loss)                        (158,592)       (11,990)       236,235        522,768        68,694
                                                  --------------  -------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (2,258,550)       (26,937)      (146,878)         5,767        22,643
  Realized gain distributions                                  -              -              -              -             -
                                                  --------------  -------------  -------------  ------------- -------------
    Net realized gain (loss)                          (2,258,550)       (26,937)      (146,878)         5,767        22,643
                                                  --------------  -------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)       5,246,853        222,592      1,256,845      3,276,827        54,574
                                                  --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,829,711        183,665      1,346,202      3,805,362       145,911
                                                  ==============  =============  =============  ============= =============

                                                  ----------------------------
                                                    Strategic     Investors
                                                     Income         Trust
                                                    Series B       Series
                                                  ------------- -------------
Income:
  Dividends                                             188,343       128,136
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                             51,749       241,096
  Administrative fee                                     10,529        28,931
                                                  ------------- -------------
    Total expenses                                       62,278       270,027
                                                  ------------- -------------
    Net investment income (loss)                        126,065      (141,891)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            10,511      (730,697)
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                             10,511      (730,697)
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)        194,852     4,536,268
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                         331,428     3,663,680
                                                  ============= =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                       MFS
                                                  --------------------------------------------      --------------

                                                     Investors           New              New           Davis
                                                       Trust          Discovery        Discovery       Venture
                                                     Series B          Series          Series B      Value A (b)
                                                  --------------    -------------    -------------  -------------
Income:
  Dividends                                       $       77,165                -                -              -
                                                  --------------    -------------    -------------  -------------
Expenses:
  Mortality and expense risk                             211,421           74,688          348,724             58
  Administrative fee                                      41,099            8,963           69,299              7
                                                  --------------    -------------    -------------  -------------
    Total expenses                                       252,520           83,651          418,023             65
                                                  --------------    -------------    -------------  -------------
    Net investment income (loss)                        (175,355)         (83,651)        (418,023)           (65)
                                                  --------------    -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (273,940)        (145,837)         (12,529)             -
  Realized gain distributions                                  -                -                -              -
                                                  --------------    -------------    -------------  -------------
    Net realized gain (loss)                            (273,940)        (145,837)         (12,529)             -
                                                  --------------    -------------    -------------  -------------
Change in unrealized appreciation (depreciation)       3,512,001        1,902,552        8,408,852              1
                                                  --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    3,062,706        1,673,064        7,978,300            (64)
                                                  ==============    =============    =============  =============

                                                              MetLife
                                                  --------------------------------------------
                                                                      Harris
                                                      Davis           Oakmark
                                                     Venture          Focused        Jennison
                                                     Value E          Value B        Growth B
                                                  -------------    -------------  -------------
Income:
  Dividends                                             213,837           27,187         48,671
                                                  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                          1,211,582          860,727        478,938
  Administrative fee                                    215,321          146,318         81,025
                                                  -------------    -------------  -------------
    Total expenses                                    1,426,903        1,007,045        559,963
                                                  -------------    -------------  -------------
    Net investment income (loss)                     (1,213,066)        (979,858)      (511,292)
                                                  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           186,182           27,709        690,362
  Realized gain distributions                                 -                -              -
                                                  -------------    -------------  -------------
    Net realized gain (loss)                            186,182           27,709        690,362
                                                  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)     27,229,006       19,694,154      8,571,220
                                                  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      26,202,122       18,742,005      8,750,290
                                                  =============    =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003


                                                                                                   MetLife
                                                  ---------------------------------------------------------------------------
                                                        MFS            MFS            MFS          Capital        Capital
                                                     Investors        Total          Total         Guardian      Guardian
                                                       Trust          Return         Return      U.S. Equity    U.S. Equity
                                                     Series B      Series A (b)     Series B     Series A (b)    Series B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $       56,563              -        140,565              -         70,515
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             327,265             83        128,290             88        187,144
  Administrative fee                                      67,025             10         31,218             10         42,220
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                       394,290             93        159,508             98        229,364
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                        (337,727)           (93)       (18,943)           (98)      (158,849)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                567              -        226,947              -        373,027
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                 567              -        226,947              -        373,027
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       6,053,593          4,059      1,793,323             60      5,194,350
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    5,716,433          3,966      2,001,327            (38)     5,408,528
                                                  ==============  =============  =============  =============  =============

                                                  ------------------------------

                                                   Met/Putnam      Met/Putnam
                                                     Voyager         Voyager
                                                   Portfolio A   Portfolio B (b)
                                                  -------------  ---------------
Income:
  Dividends                                                   -               -
                                                  -------------   -------------
Expenses:
  Mortality and expense risk                              5,857           4,043
  Administrative fee                                        699             978
                                                  -------------   -------------
    Total expenses                                        6,556           5,021
                                                  -------------   -------------
    Net investment income (loss)                         (6,556)         (5,021)
                                                  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            61,997           3,072
  Realized gain distributions                                 -               -
                                                  -------------   -------------
    Net realized gain (loss)                             61,997           3,072
                                                  -------------   -------------
Change in unrealized appreciation (depreciation)        145,099          88,691
                                                  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                         200,540          86,742
                                                  =============   =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                    MetLife
                                                  --------------------------------------------------------------------------
                                                                     Putnam         Putnam
                                                       MFS        International  International    SSR Money        Stock
                                                     Research         Stock          Stock         Market          Index
                                                   Series B (b)      Class A      Class B (b)   Portfolio (c)   Portfolio B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -          1,660              -        134,836        215,212
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 464          3,053         42,709        230,265        235,732
  Administrative fee                                         127            362          8,791         50,122         39,441
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                           591          3,415         51,500        280,387        275,173
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                            (591)        (1,755)       (51,500)      (145,551)       (59,961)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                119        (30,682)         5,955              -         77,416
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                 119        (30,682)         5,955              -         77,416
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)           9,945         87,235      1,397,242              -      3,986,917
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        9,473         54,798      1,351,697       (145,551)     4,004,372
                                                  ==============  =============  =============  =============  =============

                                                           Oppenheimer
                                                  ----------------------------
                                                                  Main Street
                                                     Capital       Growth &
                                                   Appreciation     Income
                                                       Fund          Fund
                                                  -------------  -------------
Income:
  Dividends                                              27,498         81,376
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             94,779        104,407
  Administrative fee                                     11,374         12,529
                                                  -------------  -------------
    Total expenses                                      106,153        116,936
                                                  -------------  -------------
    Net investment income (loss)                        (78,655)       (35,560)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (569,763)      (474,196)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (569,763)      (474,196)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      2,599,789      2,381,338
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       1,951,371      1,871,582
                                                  =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.
(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                   Oppenheimer
                                                  --------------------------------------------  --------------
                                                       High                        Strategic       Growth &
                                                      Income           Bond          Bond           Income
                                                       Fund            Fund          Fund            Fund
                                                  --------------  -------------  -------------  -------------
Income:
  Dividends                                       $      206,765        748,841        210,787        455,894
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              37,004        168,032         42,095        272,687
  Administrative fee                                       4,441         20,164          5,051         32,722
                                                  --------------  -------------  -------------  -------------
    Total expenses                                        41,445        188,196         47,146        305,409
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                         165,320        560,645        163,641        150,485
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (82,162)       (38,972)        (5,213)    (1,419,106)
  Realized gain distributions                                  -              -              -              -
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                             (82,162)       (38,972)        (5,213)    (1,419,106)
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         510,741        155,494        356,507      6,289,366
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      593,899        677,167        514,935      5,020,745
                                                  ==============  =============  =============  =============

                                                              Putnam
                                                  --------------------------------------------
                                                     Growth &         New            New
                                                      Income         Value          Value
                                                      Fund B         Fund           Fund B
                                                  -------------  -------------  -------------
Income:
  Dividends                                              26,837         26,384         13,296
                                                  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             21,749         20,944         12,804
  Administrative fee                                      4,497          2,513          2,371
                                                  -------------  -------------  -------------
    Total expenses                                       26,246         23,457         15,175
                                                  -------------  -------------  -------------
    Net investment income (loss)                            591          2,927         (1,879)
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (12,928)       (13,527)         6,105
  Realized gain distributions                                 -              -              -
                                                  -------------  -------------  -------------
    Net realized gain (loss)                            (12,928)       (13,527)         6,105
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)        463,881        466,792        234,355
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         451,544        456,192        238,581
                                                  =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                   Putnam
                                                  ---------------------------------------------------------------------------
                                                                                                               International
                                                                                 International                      New
                                                       Vista          Vista         Growth      International  Opportunities
                                                       Fund           Fund B         Fund         Equity B         Fund
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -              -        219,224        302,418         11,700
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              68,487         12,853        247,003        479,313         24,370
  Administrative fee                                       8,219          2,378         29,640         95,430          2,925
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        76,706         15,231        276,643        574,743         27,295
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                         (76,706)       (15,231)       (57,419)      (272,325)       (15,595)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (1,244,586)       (49,880)    (1,172,509)        39,890       (195,723)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                          (1,244,586)       (49,880)    (1,172,509)        39,890       (195,723)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       2,812,877        333,920      6,145,401     10,829,806        756,511
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    1,491,585        268,809      4,915,473     10,597,371        545,193
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                  International
                                                       New
                                                  Opportunities      Equity
                                                     Fund B       Income B (b)
                                                  -------------  -------------
Income:
  Dividends                                                 969          8,122
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              3,883          7,156
  Administrative fee                                        724          1,799
                                                  -------------  -------------
    Total expenses                                        4,607          8,955
                                                  -------------  -------------
    Net investment income (loss)                         (3,638)          (833)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             3,972          5,266
  Realized gain distributions                                 -          2,901
                                                  -------------  -------------
    Net realized gain (loss)                              3,972          8,167
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         80,893        222,989
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          81,227        230,323
                                                  =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                 Templeton
                                                  -------------------------------------------------------------------------
                                                      Global        Global        Franklin       Franklin
                                                      Income        Income         Small          Small          Growth
                                                    Securities    Securities        Cap            Cap         Securities
                                                       Fund         Fund B          Fund          Fund B          Fund
                                                  -------------- ------------- -------------  -------------  -------------
Income:
  Dividends                                       $       91,861        36,273             -              -         40,899
                                                  -------------- ------------- -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              15,258         4,798        45,509         43,352         30,345
  Administrative fee                                       1,813         1,169         5,391          9,416          3,582
                                                  -------------- ------------- -------------  -------------  -------------
    Total expenses                                        17,071         5,967        50,900         52,768         33,927
                                                  -------------- ------------- -------------  -------------  -------------
    Net investment income (loss)                          74,790        30,306       (50,900)       (52,768)         6,972
                                                  -------------- ------------- -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             66,539        23,307      (653,645)       (40,019)      (155,762)
  Realized gain distributions                                  -             -             -              -              -
                                                  -------------- ------------- -------------  -------------  -------------
    Net realized gain (loss)                              66,539        23,307      (653,645)       (40,019)      (155,762)
                                                  -------------- ------------- -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          92,666        35,599     1,805,634      1,283,112        817,831
                                                  -------------- ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      233,995        89,212     1,101,089      1,190,325        669,041
                                                  ============== ============= =============  =============  =============

                                                  -----------------------------

                                                      Growth        Foreign
                                                    Securities     Securities
                                                      Fund B          Fund
                                                  -------------  -------------
Income:
  Dividends                                              27,466        214,317
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             18,662        142,019
  Administrative fee                                      4,357         16,865
                                                  -------------  -------------
    Total expenses                                       23,019        158,884
                                                  -------------  -------------
    Net investment income (loss)                          4,447         55,433
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (20,390)    (1,303,739)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (20,390)    (1,303,739)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        500,477      4,451,588
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         484,534      3,203,282
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                  Templeton
                                                  ---------------------------------------------------------------------------
                                                                    Developing     Developing       Mutual         Mutual
                                                     Foreign         Markets        Markets         Shares         Shares
                                                    Securities      Securities     Securities     Securities     Securities
                                                      Fund B           Fund          Fund B          Fund          Fund B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $      120,985         86,611        178,627        108,902        195,730
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              85,878         79,352        194,435        119,527        239,043
  Administrative fee                                      19,136          9,522         38,395         14,343         47,836
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                       105,014         88,874        232,830        133,870        286,879
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          15,971         (2,263)       (54,203)       (24,968)       (91,149)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (8,051)       (54,503)        34,179       (131,109)       (55,655)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                              (8,051)       (54,503)        34,179       (131,109)       (55,655)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       2,394,238      2,804,010      7,069,830      2,209,288      4,414,512
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,402,158      2,747,244      7,049,806      2,053,211      4,267,708
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                  Franklin Large Franklin Large
                                                    Cap Growth     Cap Growth
                                                    Securities     Securities
                                                       Fund          Fund B
                                                  -------------- --------------
Income:
  Dividends                                              35,243         40,430
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             58,249         59,682
  Administrative fee                                      6,855         14,383
                                                  -------------  -------------
    Total expenses                                       65,104         74,065
                                                  -------------  -------------
    Net investment income (loss)                        (29,861)       (33,635)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (479,654)       (65,547)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (479,654)       (65,547)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      1,575,098      1,424,957
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       1,065,583      1,325,775
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                  Fidelity
                                                  ---------------------------------------------------------------------------
                                                                                                   Growth        Growth &
                                                      Growth         Growth        Contrafund   Opportunities     Income
                                                     Portfolio     Portfolio B     Portfolio      Portfolio      Portfolio
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $        6,475          2,984         14,290          4,069         25,585
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              27,894         70,547         38,819          6,103         26,434
  Administrative fee                                       3,490         14,086          4,847            756          3,303
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        31,384         84,633         43,666          6,859         29,737
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                         (24,909)       (81,649)       (29,376)        (2,790)        (4,152)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (329,271)       (21,559)      (119,095)       (51,350)      (182,427)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                            (329,271)       (21,559)      (119,095)       (51,350)      (182,427)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         956,985      1,590,794        906,449        174,645        603,442
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      602,805      1,487,586        757,978        120,505        416,863
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                     Equity-        Equity-
                                                     Income         Income
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                              30,494         46,135
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             20,759         46,336
  Administrative fee                                      2,599          8,993
                                                  -------------  -------------
    Total expenses                                       23,358         55,329
                                                  -------------  -------------
    Net investment income (loss)                          7,136         (9,194)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (56,072)        13,806
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (56,072)        13,806
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        484,221        968,629
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         435,285        973,241
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                    Fidelity                   American Century
                                                  -------------- -------------------------------------------    --------------
                                                      High          Income &                                        Stock
                                                     Income          Growth     International      Value            Index
                                                   Portfolio B        Fund          Fund           Fund             Fund
                                                  -------------- -------------  -------------  -------------    -------------
Income:
  Dividends                                       $       18,369       802,215          3,974        163,023           11,639
                                                  -------------- -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                               6,966       844,117          7,389        189,912            9,888
  Administrative fee                                       1,392       122,579            979         28,211            1,187
                                                  -------------- -------------  -------------  -------------    -------------
    Total expenses                                         8,358       966,696          8,368        218,123           11,075
                                                  -------------- -------------  -------------  -------------    -------------
    Net investment income (loss)                          10,011      (164,481)        (4,394)       (55,100)             564
                                                  -------------- -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             14,996       (29,610)       (16,313)       (79,445)         (45,175)
  Realized gain distributions                                  -             -              -              -                -
                                                  -------------- -------------  -------------  -------------    -------------
    Net realized gain (loss)                              14,996       (29,610)       (16,313)       (79,445)         (45,175)
                                                  -------------- -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)          87,437    17,118,815        150,100      3,635,481          228,973
                                                  -------------- -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $      112,444    16,924,724        129,393      3,500,936          184,362
                                                  ============== =============  =============  =============    =============

                                                      Dreyfus
                                                  -----------------------------
                                                      Stock       Disciplined
                                                      Index          Stock
                                                      Fund B       Portfolio
                                                  -------------  -------------
Income:
  Dividends                                              28,355            954
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             31,251          1,477
  Administrative fee                                      5,957            173
                                                  -------------  -------------
    Total expenses                                       37,208          1,650
                                                  -------------  -------------
    Net investment income (loss)                         (8,853)          (696)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (19,997)       (27,921)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (19,997)       (27,921)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        605,042         49,084
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         576,192         20,467
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                     Dreyfus                               INVESCO
                                                  --------------------------------------------  ----------------------------
                                                    Disciplined      Capital        Capital                        High
                                                       Stock       Appreciation   Appreciation     Dynamics        Yield
                                                    Portfolio B     Portfolio     Portfolio B        Fund          Fund
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $        1,815         64,233        209,518              -        197,366
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               3,751         59,075        220,721        333,435         43,006
  Administrative fee                                         691          7,089         43,255         48,420          6,189
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         4,442         66,164        263,976        381,855         49,195
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (2,627)        (1,931)       (54,458)      (381,855)       148,171
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (14,208)      (290,248)       (54,985)      (449,691)      (186,773)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             (14,208)      (290,248)       (54,985)      (449,691)      (186,773)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          71,232      1,120,073      3,337,523      9,018,237        734,311
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       54,397        827,894      3,228,080      8,186,691        695,709
                                                  ==============  =============  =============  =============  =============

                                                             PIMCO
                                                  ---------------------------
                                                      High           Low
                                                      Yield       Duration
                                                    Portfolio     Portfolio
                                                  ------------- -------------
Income:
  Dividends                                             203,447       248,461
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                             36,878       179,558
  Administrative fee                                      4,934        24,587
                                                  ------------- -------------
    Total expenses                                       41,812       204,145
                                                  ------------- -------------
    Net investment income (loss)                        161,635        44,316
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            26,060        55,886
  Realized gain distributions                                 -        14,244
                                                  ------------- -------------
    Net realized gain (loss)                             26,060        70,130
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)        302,587       (24,571)
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                         490,282        89,875
                                                  ============= =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                              PIMCO                       Scudder I           First American
                                                  ----------------------------- ----------------------------  --------------
                                                    StocksPLUS
                                                     Growth &         Total                                       Equity
                                                      Income         Return     International  International      Income
                                                    Portfolio       Portfolio     Portfolio     Portfolio B      Class B
                                                  --------------  ------------- -------------  -------------  --------------
Income:
  Dividends                                       $       23,426      1,039,565        17,319         42,892        312,551
                                                  --------------  ------------- -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              14,790        473,059        27,525         99,088        202,931
  Administrative fee                                       2,154         66,140         3,303         19,551         24,352
                                                  --------------  ------------- -------------  -------------  -------------
    Total expenses                                        16,944        539,199        30,828        118,639        227,283
                                                  --------------  ------------- -------------  -------------  -------------
    Net investment income (loss)                           6,482        500,366       (13,509)       (75,747)        85,268
                                                  --------------  ------------- -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (41,363)       230,072      (355,077)       (19,878)      (346,515)
  Realized gain distributions                                  -        271,743             -              -              -
                                                  --------------  ------------- -------------  -------------  -------------
    Net realized gain (loss)                             (41,363)       501,815      (355,077)       (19,878)      (346,515)
                                                  --------------  ------------- -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         306,065        239,014       885,200      2,121,213      3,920,443
                                                  --------------  ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      271,184      1,241,195       516,614      2,025,588      3,659,196
                                                  ==============  ============= =============  =============  =============





                                                      Total
                                                  -------------
Income:
  Dividends                                          40,262,914
                                                  -------------
Expenses:
  Mortality and expense risk                         43,608,601
  Administrative fee                                  6,757,695
                                                  -------------
    Total expenses                                   50,366,296
                                                  -------------
    Net investment income (loss)                    (10,103,382)
                                                  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares      (135,349,828)
  Realized gain distributions                         7,460,865
                                                  -------------
    Net realized gain (loss)                       (127,888,963)
                                                  -------------
Change in unrealized appreciation (depreciation)    908,444,400
                                                  -------------
    Net increase (decrease) in net assets from
     operations                                     770,452,055
                                                  =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    --------------------------------------------------------------------
                                                      Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett
                                                       Growth &         Growth &           Bond             Bond
                                                        Income           Income          Debenture        Debenture
                                                       Portfolio       Portfolio B       Portfolio       Portfolio B
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (2,347,519)      (1,691,684)         347,004        1,100,384
  Net realized gain (loss)                              (3,276,228)         (10,117)        (843,641)         112,242
  Change in unrealized appreciation (depreciation)     191,713,628       76,057,554       22,212,335       17,616,902
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        186,089,881       74,355,753       21,715,698       18,829,528
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -             (627)               -             (746)
  Payments received from contract owners                 1,972,683       96,298,326          427,354       70,266,909
  Transfers between sub-accounts (including fixed
   account), net                                        95,685,786       77,833,742        2,832,297       44,306,303
  Transfers for contract benefits and terminations     (73,360,625)      (9,847,262)     (15,820,364)      (5,408,145)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              24,297,844      164,284,179      (12,560,713)     109,164,321
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets              210,387,725      238,639,932        9,154,985      127,993,849
Net assets at beginning of period                      590,260,376      163,632,446      126,317,012       60,214,599
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $  800,648,101      402,272,378      135,471,997      188,208,448
                                                    ==============    =============    =============    =============

                                                    -------------------------------------
                                                     Lord Abbett       Lord Abbett    Lord Abbett
                                                     Developing        Developing       Growth
                                                       Growth            Growth       Opportunity
                                                    Portfolio (a)    Portfolio B (a)   Portfolio
                                                    -------------    --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (76,084)          (17,149)      (225,225)
  Net realized gain (loss)                            (10,647,406)         (992,707)       187,338
  Change in unrealized appreciation (depreciation)     10,769,633         1,024,024      5,805,182
                                                    -------------     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            46,143            14,168      5,767,295
                                                    -------------     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                 -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -            (2,778)             -
  Payments received from contract owners                    5,470            27,470         82,481
  Transfers between sub-accounts (including fixed
   account), net                                      (18,131,477)       (4,273,881)    19,297,876
  Transfers for contract benefits and terminations       (448,435)          (28,778)    (1,337,863)
                                                    -------------     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (18,574,442)       (4,277,967)    18,042,494
                                                    -------------     -------------  -------------
    Net increase (decrease) in net assets             (18,528,299)       (4,263,799)    23,809,789
Net assets at beginning of period                      18,528,299         4,263,799      1,682,322
                                                    -------------     -------------  -------------
Net assets at end of period                                     -                 -     25,492,111
                                                    =============     =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                   Met Investors
                                                    -----------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett      Lord Abbett       Lord Abbett
                                                        Growth         Mid-Cap          Mid-Cap          America's
                                                      Opportunity       Value            Value             Value
                                                      Portfolio B     Portfolio       Portfolio B     Portfolio B (b)
                                                    --------------  -------------    -------------    ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (250,978)      (493,347)        (418,125)           64,324
  Net realized gain (loss)                                 (15,875)     1,885,031        1,311,920            48,657
  Change in unrealized appreciation (depreciation)       6,275,776     15,024,508       15,664,586           359,133
                                                    --------------  -------------    -------------     -------------
    Net increase (decrease) in net assets from
     operations                                          6,008,923     16,416,192       16,558,381           472,114
                                                    --------------  -------------    -------------     -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -                -                 -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                 (87)             -             (105)              (54)
  Payments received from contract owners                 1,351,550        287,615       11,560,802         1,551,661
  Transfers between sub-accounts (including fixed
   account), net                                         6,380,014      5,400,410       18,529,700         3,381,232
  Transfers for contract benefits and terminations        (975,887)    (6,345,917)      (2,793,572)          (20,545)
                                                    --------------  -------------    -------------     -------------
    Net increase (decrease) in net assets from
     contract transactions                               6,755,590       (657,892)      27,296,825         4,912,294
                                                    --------------  -------------    -------------     -------------
    Net increase (decrease) in net assets               12,764,513     15,758,300       43,855,206         5,384,408
Net assets at beginning of period                       12,895,196     68,902,933       47,589,202                 -
                                                    --------------  -------------    -------------     -------------
Net assets at end of period                         $   25,659,709     84,661,233       91,444,408         5,384,408
                                                    ==============  =============    =============     =============

                                                    -----------------------------------------
                                                      JP Morgan         JP Morgan       JP Morgan
                                                      Enhanced          Enhanced      International
                                                        Index             Index          Equity
                                                    Portfolio (a)    Portfolio B (a)  Portfolio (a)
                                                    -------------    ---------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            993,834            32,783         175,784
  Net realized gain (loss)                            (56,172,889)       (1,085,673)    (27,468,240)
  Change in unrealized appreciation (depreciation)     57,378,475         1,146,674      25,364,923
                                                    -------------     -------------   -------------
    Net increase (decrease) in net assets from
     operations                                         2,199,420            93,784      (1,927,533)
                                                    -------------     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                 -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              (139)              -
  Payments received from contract owners                   30,365           184,498          17,290
  Transfers between sub-accounts (including fixed
   account), net                                      (98,503,208)       (4,324,975)    (42,467,069)
  Transfers for contract benefits and terminations     (2,778,654)          (66,427)     (1,454,538)
                                                    -------------     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                           (101,251,497)       (4,207,043)    (43,904,317)
                                                    -------------     -------------   -------------
    Net increase (decrease) in net assets             (99,052,077)       (4,113,259)    (45,831,850)
Net assets at beginning of period                      99,052,077         4,113,259      45,831,850
                                                    -------------     -------------   -------------
Net assets at end of period                                     -                 -               -
                                                    =============     =============   =============

(a) For the period from January 1, 2003 to April 25, 2003.
(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    --------------------------------------------------------------------
                                                       JP Morgan        JP Morgan        JP Morgan        JP Morgan
                                                     International       Quality          Quality          Select
                                                        Equity            Bond             Bond            Equity
                                                    Portfolio B (a)     Portfolio       Portfolio B       Portfolio
                                                    ---------------   -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        5,877        1,875,007        1,421,233         (809,862)
  Net realized gain (loss)                                (263,272)       1,610,561           20,016       (5,581,009)
  Change in unrealized appreciation (depreciation)         191,341       (1,452,305)        (526,377)      34,221,475
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (66,054)       2,033,263          914,872       27,830,604
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (426)               -             (331)               -
  Payments received from contract owners                     2,051          304,612        9,608,536          168,498
  Transfers between sub-accounts (including fixed
   account), net                                        (1,428,926)      (5,678,910)      14,668,369       (5,610,153)
  Transfers for contract benefits and terminations         (10,050)      (9,399,905)      (1,683,835)     (10,071,318)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,437,351)     (14,774,203)      22,592,739      (15,512,973)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets               (1,503,405)     (12,740,940)      23,507,611       12,317,631
Net assets at beginning of period                        1,503,405       88,109,247       27,984,189       98,570,583
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $            -       75,368,307       51,491,800      110,888,214
                                                    ==============    =============    =============    =============

                                                    ------------------------------------
                                                      JP Morgan        JP Morgan       Met/Putnam
                                                       Select          Small Cap         Capital
                                                       Equity            Stock        Opportunities
                                                     Portfolio B       Portfolio       Portfolio B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (65,784)        (565,633)         (27,044)
  Net realized gain (loss)                                (55,637)      (2,126,571)         (43,489)
  Change in unrealized appreciation (depreciation)      2,178,709       12,357,578          575,408
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         2,057,288        9,665,374          504,875
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (251)               -             (458)
  Payments received from contract owners                  180,678           81,391           98,935
  Transfers between sub-accounts (including fixed
   account), net                                          779,483       (3,301,951)         256,094
  Transfers for contract benefits and terminations       (354,663)      (4,143,065)         (61,185)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                605,247       (7,363,625)         293,386
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets               2,662,535        2,301,749          798,261
Net assets at beginning of period                       6,270,554       41,594,301        1,766,218
                                                    -------------    -------------    -------------
Net assets at end of period                             8,933,089       43,896,050        2,564,479
                                                    =============    =============    =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    -------------------------------------------------------------------
                                                                       Oppenheimer          PIMCO          PIMCO
                                                      Met/Putnam         Capital          Inflation        Money
                                                       Research        Appreciation    Protected Bond     Market
                                                      Portfolio B      Portfolio B     Portfolio B (b)  Portfolio B
                                                    --------------    -------------    --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (212,040)      (1,078,511)         (341,427)      (504,819)
  Net realized gain (loss)                                  95,000           (4,958)        1,558,035              -
  Change in unrealized appreciation (depreciation)       2,984,416       17,784,546           643,509              -
                                                    --------------    -------------     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,867,376       16,701,077         1,860,117       (504,819)
                                                    --------------    -------------     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                 7              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (787)            (698)                -           (987)
  Payments received from contract owners                 7,869,597       56,992,710        35,710,841     33,100,129
  Transfers between sub-accounts (including fixed
   account), net                                         2,487,536       27,939,660        43,931,770    (13,765,135)
  Transfers for contract benefits and terminations        (428,721)      (1,870,098)       (1,263,313)    (7,430,242)
                                                    --------------    -------------     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               9,927,625       83,061,574        78,379,305     11,903,765
                                                    --------------    -------------     -------------  -------------
    Net increase (decrease) in net assets               12,795,001       99,762,651        80,239,422     11,398,946
Net assets at beginning of period                        6,095,250       21,773,006                 -     27,937,642
                                                    --------------    -------------     -------------  -------------
Net assets at end of period                         $   18,890,251      121,535,657        80,239,422     39,336,588
                                                    ==============    =============     =============  =============

                                                    --------------------------------------
                                                        Janus            PIMCO
                                                     Aggressive       Total Return        PIMCO
                                                       Growth             Bond         Innovation
                                                     Portfolio B      Portfolio B      Portfolio B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (479,636)        (149,666)         (76,211)
  Net realized gain (loss)                                  9,017        2,604,893          (31,123)
  Change in unrealized appreciation (depreciation)      8,088,239          715,330        1,894,409
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         7,617,620        3,170,557        1,787,075
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (730)            (649)            (715)
  Payments received from contract owners               27,343,916       87,092,367        3,386,462
  Transfers between sub-accounts (including fixed
   account), net                                       12,779,992       34,846,061        1,172,858
  Transfers for contract benefits and terminations       (641,959)      (4,326,262)         (77,048)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             39,481,219      117,611,517        4,481,557
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets              47,098,839      120,782,074        6,268,632
Net assets at beginning of period                       8,985,725       69,461,177        1,797,261
                                                    -------------    -------------    -------------
Net assets at end of period                            56,084,564      190,243,251        8,065,893
                                                    =============    =============    =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    ------------------------------------------------------------------
                                                     T Rowe Price          MFS            MFS              AIM
                                                       Mid Cap          Research       Research         Small Cap
                                                        Growth        International  International       Growth
                                                     Portfolio B      Portfolio (c)   Portfolio B      Portfolio B
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (572,455)        (208,447)      (168,209)        (402,598)
  Net realized gain (loss)                                 (36,538)         621,497        186,652           44,446
  Change in unrealized appreciation (depreciation)      11,213,277       12,296,064      7,364,819        8,159,607
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         10,604,284       12,709,114      7,383,262        7,801,455
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                              (1,102)               -         (1,221)          (1,326)
  Payments received from contract owners                31,232,476           28,102     16,915,104       20,787,636
  Transfers between sub-accounts (including fixed
   account), net                                        17,080,423       39,978,608      1,744,329        7,332,091
  Transfers for contract benefits and terminations        (967,428)      (3,144,918)      (718,641)        (699,142)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              47,344,369       36,861,792     17,939,571       27,419,259
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets               57,948,653       49,570,906     25,322,833       35,220,714
Net assets at beginning of period                       11,560,184                -     11,458,592        8,972,385
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $   69,508,837       49,570,906     36,781,425       44,193,099
                                                    ==============    =============  =============    =============

                                                    --------------------------------------
                                                         AIM          Harris         Third Avenue
                                                       Mid Cap        Oakmark         Small Cap
                                                     Core Equity   International        Value
                                                     Portfolio B    Portfolio B      Portfolio B
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (28,551)        60,322         (399,975)
  Net realized gain (loss)                                 (7,638)       166,019          433,817
  Change in unrealized appreciation (depreciation)      5,672,907     11,488,048       12,490,175
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         5,636,718     11,714,389       12,524,017
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                             (1,441)        (1,286)          (1,325)
  Payments received from contract owners               17,363,210     29,003,711       32,473,235
  Transfers between sub-accounts (including fixed
   account), net                                       15,843,746     26,177,410       19,659,307
  Transfers for contract benefits and terminations       (495,012)      (481,401)        (667,190)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             32,710,503     54,698,434       51,464,027
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets              38,347,221     66,412,823       63,988,044
Net assets at beginning of period                       6,291,708      4,585,205        7,174,755
                                                    -------------  -------------    -------------
Net assets at end of period                            44,638,929     70,998,028       71,162,799
                                                    =============  =============    =============

(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                         GACC                                          Russell
                                                    --------------    --------------------------------------------------

                                                        Money                            Aggressive
                                                        Market         Multi-Style         Equity           Non-US
                                                       Fund (a)        Equity Fund          Fund             Fund
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (43,758)        (261,415)        (108,931)         184,039
  Net realized gain (loss)                                (337,062)      (2,226,692)        (151,849)        (819,198)
  Change in unrealized appreciation (depreciation)         351,221       12,100,086        3,334,425        5,630,342
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (29,599)       9,611,979        3,073,645        4,995,183
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (110)               -                -                -
  Payments received from contract owners                   113,795          280,850           44,888          129,401
  Transfers between sub-accounts (including fixed
   account), net                                       (31,287,799)         164,212         (221,103)        (341,908)
  Transfers for contract benefits and terminations      (4,871,299)      (3,833,421)        (856,324)      (1,613,053)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (36,045,413)      (3,388,359)      (1,032,539)      (1,825,560)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets              (36,075,012)       6,223,620        2,041,106        3,169,623
Net assets at beginning of period                       36,075,012       37,245,516        7,588,538       14,436,845
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $            -       43,469,136        9,629,644       17,606,468
                                                    ==============    =============    =============    =============

                                                                                         AIM
                                                    -----------------------         -------------
                                                                        Real
                                                         Core          Estate          Premier
                                                         Bond        Securities        Equity
                                                         Fund           Fund            Fund
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            641,521        112,430         (548,082)
  Net realized gain (loss)                                853,444         56,122       (6,114,025)
  Change in unrealized appreciation (depreciation)        (42,662)       724,040       17,121,718
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         1,452,303        892,592       10,459,611
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -              (70)
  Payments received from contract owners                  174,273          3,910          169,530
  Transfers between sub-accounts (including fixed
   account), net                                       (2,282,886)        98,669       (4,683,981)
  Transfers for contract benefits and terminations     (4,482,030)      (187,324)      (3,750,217)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (6,590,643)       (84,745)      (8,264,738)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets              (5,138,340)       807,847        2,194,873
Net assets at beginning of period                      33,718,319      2,620,181       50,408,104
                                                    -------------  -------------    -------------
Net assets at end of period                            28,579,979      3,428,028       52,602,977
                                                    =============  =============    =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                        AIM
                                                    ------------------------------------------------------------------
                                                        Premier          Capital        Capital       International
                                                        Equity         Appreciation   Appreciation       Growth
                                                        Fund B             Fund          Fund B           Fund
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (10,876)        (429,198)        (8,588)         (42,935)
  Net realized gain (loss)                                   6,935       (4,225,780)         6,205           19,491
  Change in unrealized appreciation (depreciation)         222,389       12,208,765        146,620        1,239,146
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            218,448        7,553,787        144,237        1,215,702
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (692)            (157)          (372)            (408)
  Payments received from contract owners                   260,299           81,637        234,844           24,592
  Transfers between sub-accounts (including fixed
   account), net                                           324,027       (2,613,484)       113,799         (398,644)
  Transfers for contract benefits and terminations         (53,059)      (2,540,367)        (5,789)        (500,258)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 530,575       (5,072,371)       342,482         (874,718)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                  749,023        2,481,416        486,719          340,984
Net assets at beginning of period                          560,801       30,803,759        398,919        5,044,898
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $    1,309,824       33,285,175        885,638        5,385,882
                                                    ==============    =============  =============    =============

                                                                               Alliance
                                                    --------         ----------------------------
                                                    International       Premier          Premier
                                                       Growth           Growth           Growth
                                                       Fund B          Portfolio       Portfolio B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (1,000)        (482,670)        (820,153)
  Net realized gain (loss)                                    828       (3,897,505)         (16,354)
  Change in unrealized appreciation (depreciation)         44,747       11,205,353       11,828,760
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            44,575        6,825,178       10,992,253
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (355)               -                -
  Payments received from contract owners                  143,165          260,364       14,899,361
  Transfers between sub-accounts (including fixed
   account), net                                           48,848         (787,577)      18,378,920
  Transfers for contract benefits and terminations              -       (2,766,507)      (1,956,632)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                191,658       (3,293,720)      31,321,649
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                 236,233        3,531,458       42,313,902
Net assets at beginning of period                          29,743       32,918,709       34,408,263
                                                    -------------    -------------    -------------
Net assets at end of period                               265,976       36,450,167       76,722,165
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                              Alliance
                                                    -----------------------------------------------------------
                                                       Bernstein        Bernstein        Bernstein
                                                      Real Estate      Real Estate         Small        Bernstein
                                                      Investment       Investment           Cap           Value
                                                       Portfolio       Portfolio B      Portfolio B    Portfolio B
                                                    --------------    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      144,745          230,570          (16,602)        (7,229)
  Net realized gain (loss)                                 340,896            2,344           57,386          5,689
  Change in unrealized appreciation (depreciation)       3,236,696        7,712,312          590,958        250,280
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          3,722,337        7,945,226          631,742        248,740
                                                    --------------    -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -                -             (492)          (289)
  Payments received from contract owners                   152,915        6,410,432          157,018         40,268
  Transfers between sub-accounts (including fixed
   account), net                                          (305,247)       5,988,804         (101,232)       148,883
  Transfers for contract benefits and terminations        (735,153)        (860,012)         (45,555)       (32,350)
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (887,485)      11,539,224            9,739        156,512
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets                2,834,852       19,484,450          641,481        405,252
Net assets at beginning of period                       10,445,440       15,038,657        1,505,665        758,825
                                                    --------------    -------------    -------------  -------------
Net assets at end of period                         $   13,280,292       34,523,107        2,147,146      1,164,077
                                                    ==============    =============    =============  =============

                                                       Liberty               Goldman Sachs
                                                    -------------    ----------------------------
                                                       Newport           Growth
                                                     Tiger Fund,           &        International
                                                      Variable           Income        Equity
                                                       Series             Fund          Fund
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              5,729           (6,903)        48,304
  Net realized gain (loss)                                (17,336)        (157,185)      (154,336)
  Change in unrealized appreciation (depreciation)        222,322        1,072,089        665,208
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           210,715          908,001        559,176
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (282)            (284)          (240)
  Payments received from contract owners                      214            1,944             36
  Transfers between sub-accounts (including fixed
   account), net                                         (105,743)        (240,048)       (88,470)
  Transfers for contract benefits and terminations        (30,649)        (610,294)      (246,984)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (136,460)        (848,682)      (335,658)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets                  74,255           59,319        223,518
Net assets at beginning of period                         577,600        4,446,183      1,818,822
                                                    -------------    -------------  -------------
Net assets at end of period                               651,855        4,505,502      2,042,340
                                                    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                             Scudder II
                                                    -----------------------------------------------------------
                                                        Dreman            Small         Dreman
                                                      High Return          Cap         Small Cap      Government
                                                        Equity           Growth          Value        Securities
                                                       Portfolio        Portfolio      Portfolio      Portfolio
                                                    --------------    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          814          (23,985)       (12,816)        56,422
  Net realized gain (loss)                                  (3,515)        (294,065)       193,886        109,472
  Change in unrealized appreciation (depreciation)          70,660          759,399      1,516,910       (139,260)
                                                    --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             67,959          441,349      1,697,980         26,634
                                                    --------------    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -             (238)          (371)          (325)
  Payments received from contract owners                         -           14,370          8,081          5,252
  Transfers between sub-accounts (including fixed
   account), net                                            45,827          185,287       (625,820)      (752,240)
  Transfers for contract benefits and terminations        (132,836)         (96,091)      (428,917)      (341,905)
                                                    --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (87,009)         103,328     (1,047,027)    (1,089,218)
                                                    --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets                  (19,050)         544,677        650,953     (1,062,584)
Net assets at beginning of period                          255,550        1,566,700      4,862,753      4,062,899
                                                    --------------    -------------  -------------  -------------
Net assets at end of period                         $      236,500        2,111,377      5,513,706      3,000,315
                                                    ==============    =============  =============  =============

                                                                        MFS
                                                    -------------------------------------------


                                                         Bond           Research         Research
                                                        Series           Series          Series B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             60,609          (71,049)         (13,450)
  Net realized gain (loss)                                 35,280       (1,271,900)         (13,847)
  Change in unrealized appreciation (depreciation)         (1,233)       3,353,988          286,578
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            94,656        2,011,039          259,281
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -                -              (77)
  Payments received from contract owners                    1,575           23,772          169,547
  Transfers between sub-accounts (including fixed
   account), net                                         (114,757)        (723,728)          20,928
  Transfers for contract benefits and terminations       (230,068)        (858,763)         (27,588)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (343,250)      (1,558,719)         162,810
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                (248,594)         452,320          422,091
Net assets at beginning of period                       1,265,163        9,969,572          987,698
                                                    -------------    -------------    -------------
Net assets at end of period                             1,016,569       10,421,892        1,409,789
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                       MFS
                                                    ------------------------------------------------------------------
                                                       Emerging          Emerging           High             High
                                                        Growth            Growth           Income           Income
                                                        Series           Series B          Series          Series B
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (158,592)         (11,990)         236,235          522,768
  Net realized gain (loss)                              (2,258,550)         (26,937)        (146,878)           5,767
  Change in unrealized appreciation (depreciation)       5,246,853          222,592        1,256,845        3,276,827
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                          2,829,711          183,665        1,346,202        3,805,362
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -             (142)               -                -
  Payments received from contract owners                    95,211           60,331           34,698        7,505,013
  Transfers between sub-accounts (including fixed
   account), net                                          (637,861)         155,123          823,315       10,325,503
  Transfers for contract benefits and terminations      (1,011,559)         (11,871)        (739,810)        (942,274)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,554,209)         203,441          118,203       16,888,242
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                1,275,502          387,106        1,464,405       20,693,604
Net assets at beginning of period                       10,477,711          631,507        8,259,815       15,331,198
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $   11,753,213        1,018,613        9,724,220       36,024,802
                                                    ==============    =============    =============    =============

                                                    --------------------------------------
                                                      Strategic      Strategic        Investors
                                                       Income         Income            Trust
                                                       Series        Series B          Series
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             68,694        126,065         (141,891)
  Net realized gain (loss)                                 22,643         10,511         (730,697)
  Change in unrealized appreciation (depreciation)         54,574        194,852        4,536,268
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           145,911        331,428        3,663,680
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -           (448)               -
  Payments received from contract owners                      483      1,348,441          162,373
  Transfers between sub-accounts (including fixed
   account), net                                           37,723      1,906,394          511,040
  Transfers for contract benefits and terminations       (105,199)      (147,673)      (1,292,910)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (66,993)     3,106,714         (619,497)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets                  78,918      3,438,142        3,044,183
Net assets at beginning of period                       1,661,309      2,314,008       18,336,877
                                                    -------------  -------------    -------------
Net assets at end of period                             1,740,227      5,752,150       21,381,060
                                                    =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                         MFS
                                                    --------------------------------------------      --------------

                                                       Investors         New              New             Davis
                                                         Trust        Discovery        Discovery         Venture
                                                       Series B        Series          Series B        Value A (b)
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (175,355)       (83,651)        (418,023)             (65)
  Net realized gain (loss)                                (273,940)      (145,837)         (12,529)               -
  Change in unrealized appreciation (depreciation)       3,512,001      1,902,552        8,408,852                1
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                          3,062,706      1,673,064        7,978,300              (64)
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -                -                -
  Payments received from contract owners                   194,035         40,691        7,301,037           40,402
  Transfers between sub-accounts (including fixed
   account), net                                          (107,070)     1,127,963        7,440,916        1,732,240
  Transfers for contract benefits and terminations        (722,838)      (387,288)        (969,784)               -
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (635,873)       781,366       13,772,169        1,772,642
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets                2,426,833      2,454,430       21,750,469        1,772,578
Net assets at beginning of period                       15,666,906      4,967,481       17,057,662                -
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $   18,093,739      7,421,911       38,808,131        1,772,578
                                                    ==============  =============    =============    =============

                                                                MetLife
                                                    --------------------------------------------
                                                                        Harris
                                                        Davis           Oakmark
                                                       Venture          Focused        Jennison
                                                       Value E          Value B        Growth B
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (1,213,066)        (979,858)      (511,292)
  Net realized gain (loss)                                186,182           27,709        690,362
  Change in unrealized appreciation (depreciation)     27,229,006       19,694,154      8,571,220
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        26,202,122       18,742,005      8,750,290
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (907)          (1,127)        (1,161)
  Payments received from contract owners               67,153,742       47,093,305     35,263,789
  Transfers between sub-accounts (including fixed
   account), net                                       36,936,608       22,677,652      3,566,054
  Transfers for contract benefits and terminations     (2,696,645)      (1,541,183)      (922,426)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            101,392,798       68,228,647     37,906,256
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets             127,594,920       86,970,652     46,656,546
Net assets at beginning of period                      37,182,400       23,633,258     13,609,644
                                                    -------------    -------------  -------------
Net assets at end of period                           164,777,320      110,603,910     60,266,190
                                                    =============    =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                     MetLife
                                                    ------------------------------------------------------------------
                                                          MFS              MFS            MFS            Capital
                                                       Investors          Total          Total           Guardian
                                                         Trust            Return         Return        U.S. Equity
                                                       Series B        Series A (b)     Series B       Series A (b)
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (337,727)             (93)       (18,943)             (98)
  Net realized gain (loss)                                     567                -        226,947                -
  Change in unrealized appreciation (depreciation)       6,053,593            4,059      1,793,323               60
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                          5,716,433            3,966      2,001,327              (38)
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (730)               -           (786)               -
  Payments received from contract owners                11,188,013           17,897      1,686,663           98,391
  Transfers between sub-accounts (including fixed
   account), net                                        16,694,981        2,448,298      6,914,964        2,452,023
  Transfers for contract benefits and terminations        (897,841)               -       (622,614)               -
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              26,984,423        2,466,195      7,978,227        2,550,414
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets               32,700,856        2,470,161      9,979,554        2,550,376
Net assets at beginning of period                       11,402,916                -      6,665,479                -
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $   44,103,772        2,470,161     16,645,033        2,550,376
                                                    ==============    =============  =============    =============

                                                    ---------------------------------------
                                                       Capital
                                                      Guardian        Met/Putnam        Met/Putnam
                                                     U.S. Equity        Voyager           Voyager
                                                      Series B        Portfolio A     Portfolio B (b)
                                                    -------------    -------------    ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (158,849)          (6,556)           (5,021)
  Net realized gain (loss)                                373,027           61,997             3,072
  Change in unrealized appreciation (depreciation)      5,194,350          145,099            88,691
                                                    -------------    -------------     -------------
    Net increase (decrease) in net assets from
     operations                                         5,408,528          200,540            86,742
                                                    -------------    -------------     -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -                 -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (759)               -               (68)
  Payments received from contract owners                3,917,618                -           451,779
  Transfers between sub-accounts (including fixed
   account), net                                        9,743,407         (124,895)          955,958
  Transfers for contract benefits and terminations       (723,125)               -           (10,748)
                                                    -------------    -------------     -------------
    Net increase (decrease) in net assets from
     contract transactions                             12,937,141         (124,895)        1,396,921
                                                    -------------    -------------     -------------
    Net increase (decrease) in net assets              18,345,669           75,645         1,483,663
Net assets at beginning of period                       8,740,401          300,962                 -
                                                    -------------    -------------     -------------
Net assets at end of period                            27,086,070          376,607         1,483,663
                                                    =============    =============     =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                      MetLife
                                                    --------------------------------------------------------------------
                                                                         Putnam           Putnam
                                                         MFS          International    International      SSR Money
                                                       Research           Stock            Stock           Market
                                                     Series B (b)        Class A        Class B (b)     Portfolio (c)
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (591)          (1,755)         (51,500)        (145,551)
  Net realized gain (loss)                                     119          (30,682)           5,955                -
  Change in unrealized appreciation (depreciation)           9,945           87,235        1,397,242                -
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                              9,473           54,798        1,351,697         (145,551)
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                 (34)               -              (84)               -
  Payments received from contract owners                    77,172                -        7,265,232          108,902
  Transfers between sub-accounts (including fixed
   account), net                                            41,221          (29,941)       4,578,516       30,435,554
  Transfers for contract benefits and terminations               -          (34,149)         (74,592)      (8,299,192)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 118,359          (64,090)      11,769,072       22,245,264
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                  127,832           (9,292)      13,120,769       22,099,713
Net assets at beginning of period                                -          267,861                -                -
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      127,832          258,569       13,120,769       22,099,713
                                                    ==============    =============    =============    =============

                                                                              Oppenheimer
                                                    ------           ----------------------------
                                                                                     Main Street
                                                        Stock           Capital       Growth &
                                                        Index         Appreciation     Income
                                                     Portfolio B          Fund          Fund
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (59,961)         (78,655)       (35,560)
  Net realized gain (loss)                                 77,416         (569,763)      (474,196)
  Change in unrealized appreciation (depreciation)      3,986,917        2,599,789      2,381,338
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         4,004,372        1,951,371      1,871,582
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                             (1,095)               -              -
  Payments received from contract owners               10,217,292           13,157         13,977
  Transfers between sub-accounts (including fixed
   account), net                                        1,388,439        1,315,581         37,574
  Transfers for contract benefits and terminations       (409,075)        (755,263)      (637,186)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             11,195,561          573,475       (585,635)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets              15,199,933        2,524,846      1,285,947
Net assets at beginning of period                       8,933,888        6,721,728      8,152,252
                                                    -------------    -------------  -------------
Net assets at end of period                            24,133,821        9,246,574      9,438,199
                                                    =============    =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.
(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                     Oppenheimer
                                                    --------------------------------------------      ----------------
                                                         High                          Strategic         Growth &
                                                        Income             Bond          Bond             Income
                                                         Fund              Fund          Fund              Fund
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      165,320          560,645        163,641          150,485
  Net realized gain (loss)                                 (82,162)         (38,972)        (5,213)      (1,419,106)
  Change in unrealized appreciation (depreciation)         510,741          155,494        356,507        6,289,366
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            593,899          677,167        514,935        5,020,745
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -                -              -                -
  Payments received from contract owners                     7,479          107,416          1,106          162,086
  Transfers between sub-accounts (including fixed
   account), net                                           137,406       (1,660,801)        46,578       (2,248,488)
  Transfers for contract benefits and terminations        (137,391)      (1,071,842)      (526,382)      (2,086,144)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   7,494       (2,625,227)      (478,698)      (4,172,546)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                  601,393       (1,948,060)        36,237          848,199
Net assets at beginning of period                        2,549,350       14,091,948      3,418,731       21,459,657
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $    3,150,743       12,143,888      3,454,968       22,307,856
                                                    ==============    =============  =============    =============

                                                              Putnam
                                                    ------------------------------------------
                                                       Growth &           New            New
                                                        Income           Value          Value
                                                        Fund B           Fund           Fund B
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                591            2,927         (1,879)
  Net realized gain (loss)                                (12,928)         (13,527)         6,105
  Change in unrealized appreciation (depreciation)        463,881          466,792        234,355
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           451,544          456,192        238,581
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (210)               -           (286)
  Payments received from contract owners                  451,436              745         55,248
  Transfers between sub-accounts (including fixed
   account), net                                          455,214         (225,401)      (503,664)
  Transfers for contract benefits and terminations        (41,188)        (212,091)       (14,389)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                865,252         (436,747)      (463,091)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets               1,316,796           19,445       (224,510)
Net assets at beginning of period                       1,295,970        1,697,261        941,155
                                                    -------------    -------------  -------------
Net assets at end of period                             2,612,766        1,716,706        716,645
                                                    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                     Putnam
                                                    ---------------------------------------------------------------------------
                                                                                                                 International
                                                                                   International                      New
                                                         Vista          Vista         Growth      International  Opportunities
                                                         Fund           Fund B         Fund         Equity B         Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (76,706)       (15,231)       (57,419)      (272,325)       (15,595)
  Net realized gain (loss)                              (1,244,586)       (49,880)    (1,172,509)        39,890       (195,723)
  Change in unrealized appreciation (depreciation)       2,812,877        333,920      6,145,401     10,829,806        756,511
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          1,491,585        268,809      4,915,473     10,597,371        545,193
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -           (231)             -              -              -
  Payments received from contract owners                    37,794         51,693        213,642      4,413,968          7,671
  Transfers between sub-accounts (including fixed
   account), net                                          (632,139)      (645,145)      (664,023)     9,791,300       (354,091)
  Transfers for contract benefits and terminations        (378,985)       (34,131)    (1,411,042)    (1,424,642)       (81,573)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (973,330)      (627,814)    (1,861,423)    12,780,626       (427,993)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  518,255       (359,005)     3,054,050     23,377,997        117,200
Net assets at beginning of period                        5,244,269      1,122,654     19,319,870     26,349,153      1,955,461
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    5,762,524        763,649     22,373,920     49,727,150      2,072,661
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                    International
                                                         New
                                                    Opportunities      Equity
                                                       Fund B       Income B (b)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (3,638)          (833)
  Net realized gain (loss)                                  3,972          8,167
  Change in unrealized appreciation (depreciation)         80,893        222,989
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            81,227        230,323
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (340)           (64)
  Payments received from contract owners                   33,630        660,334
  Transfers between sub-accounts (including fixed
   account), net                                          (58,107)     1,784,541
  Transfers for contract benefits and terminations         (2,125)       (85,956)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (26,942)     2,358,855
                                                    -------------  -------------
    Net increase (decrease) in net assets                  54,285      2,589,178
Net assets at beginning of period                         256,543              -
                                                    -------------  -------------
Net assets at end of period                               310,828      2,589,178
                                                    =============  =============

(b) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003


                                                                                                    Templeton
                                                    ------------------------------------------------------------------
                                                        Global            Global        Franklin         Franklin
                                                        Income            Income         Small            Small
                                                      Securities        Securities        Cap              Cap
                                                         Fund             Fund B          Fund            Fund B
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       74,790           30,306        (50,900)         (52,768)
  Net realized gain (loss)                                  66,539           23,307       (653,645)         (40,019)
  Change in unrealized appreciation (depreciation)          92,666           35,599      1,805,634        1,283,112
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            233,995           89,212      1,101,089        1,190,325
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (139)            (945)             -             (435)
  Payments received from contract owners                         -                -         14,469        1,132,118
  Transfers between sub-accounts (including fixed
   account), net                                            26,854          (81,142)       435,683        1,001,995
  Transfers for contract benefits and terminations         (90,952)         (26,645)      (295,094)        (144,716)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (64,237)        (108,732)       155,058        1,988,962
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                  169,758          (19,520)     1,256,147        3,179,287
Net assets at beginning of period                        1,124,003          491,811      3,740,796        2,668,626
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $    1,293,761          472,291      4,996,943        5,847,913
                                                    ==============    =============  =============    =============

                                                    --------------------------------------

                                                        Growth           Growth        Foreign
                                                      Securities       Securities     Securities
                                                         Fund            Fund B          Fund
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              6,972            4,447         55,433
  Net realized gain (loss)                               (155,762)         (20,390)    (1,303,739)
  Change in unrealized appreciation (depreciation)        817,831          500,477      4,451,588
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           669,041          484,534      3,203,282
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (96)            (464)             -
  Payments received from contract owners                   10,134            3,334        222,476
  Transfers between sub-accounts (including fixed
   account), net                                          (55,307)         (21,918)       658,151
  Transfers for contract benefits and terminations       (227,075)         (39,499)      (829,726)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (272,344)         (58,547)        50,901
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets                 396,697          425,987      3,254,183
Net assets at beginning of period                       2,405,712        1,603,640     10,579,222
                                                    -------------    -------------  -------------
Net assets at end of period                             2,802,409        2,029,627     13,833,405
                                                    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Templeton
                                                    ------------------------------------------------------------------
                                                                      Developing       Developing         Mutual
                                                       Foreign         Markets          Markets           Shares
                                                      Securities      Securities       Securities       Securities
                                                        Fund B           Fund            Fund B            Fund
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       15,971         (2,263)         (54,203)         (24,968)
  Net realized gain (loss)                                  (8,051)       (54,503)          34,179         (131,109)
  Change in unrealized appreciation (depreciation)       2,394,238      2,804,010        7,069,830        2,209,288
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                          2,402,158      2,747,244        7,049,806        2,053,211
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (420)             -                -                -
  Payments received from contract owners                 2,810,100         71,848        3,907,922           19,403
  Transfers between sub-accounts (including fixed
   account), net                                         3,644,102       (160,194)       2,880,977         (162,035)
  Transfers for contract benefits and terminations        (238,254)      (446,509)        (499,444)        (531,843)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               6,215,528       (534,855)       6,289,455         (674,475)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets                8,617,686      2,212,389       13,339,261        1,378,736
Net assets at beginning of period                        4,684,247      5,817,136        9,871,133        9,344,939
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $   13,301,933      8,029,525       23,210,394       10,723,675
                                                    ==============  =============    =============    =============

                                                    --------------------------------------
                                                        Mutual       Franklin Large   Franklin Large
                                                        Shares         Cap Growth       Cap Growth
                                                      Securities       Securities       Securities
                                                        Fund B            Fund            Fund B
                                                    -------------    --------------   --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (91,149)         (29,861)         (33,635)
  Net realized gain (loss)                                (55,655)        (479,654)         (65,547)
  Change in unrealized appreciation (depreciation)      4,414,512        1,575,098        1,424,957
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         4,267,708        1,065,583        1,325,775
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (379)               -             (398)
  Payments received from contract owners                2,068,039           21,119          109,088
  Transfers between sub-accounts (including fixed
   account), net                                        3,522,878         (244,807)         217,996
  Transfers for contract benefits and terminations       (558,851)        (384,730)        (242,742)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              5,031,687         (608,418)          83,944
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets               9,299,395          457,165        1,409,719
Net assets at beginning of period                      15,251,887        4,633,576        5,100,091
                                                    -------------    -------------    -------------
Net assets at end of period                            24,551,282        5,090,741        6,509,810
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Fidelity
                                                    ------------------------------------------------------------------
                                                                                                         Growth
                                                        Growth           Growth        Contrafund     Opportunities
                                                       Portfolio       Portfolio B     Portfolio        Portfolio
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (24,909)         (81,649)       (29,376)          (2,790)
  Net realized gain (loss)                                (329,271)         (21,559)      (119,095)         (51,350)
  Change in unrealized appreciation (depreciation)         956,985        1,590,794        906,449          174,645
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            602,805        1,487,586        757,978          120,505
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              (74)             -                -
  Payments received from contract owners                     6,514        4,195,576          2,250              250
  Transfers between sub-accounts (including fixed
   account), net                                          (112,965)       4,354,773        214,975          (20,100)
  Transfers for contract benefits and terminations        (226,034)        (125,750)      (393,091)         (45,331)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (332,485)       8,424,525       (175,866)         (65,181)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                  270,320        9,912,111        582,112           55,324
Net assets at beginning of period                        2,199,035        2,227,808      2,870,370          479,918
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $    2,469,355       12,139,919      3,452,482          535,242
                                                    ==============    =============  =============    =============

                                                    --------------------------------------
                                                      Growth &          Equity-          Equity-
                                                       Income           Income           Income
                                                      Portfolio        Portfolio       Portfolio B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (4,152)           7,136           (9,194)
  Net realized gain (loss)                               (182,427)         (56,072)          13,806
  Change in unrealized appreciation (depreciation)        603,442          484,221          968,629
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           416,863          435,285          973,241
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -                -             (263)
  Payments received from contract owners                    3,800            3,289          591,285
  Transfers between sub-accounts (including fixed
   account), net                                          262,349          (93,322)       1,111,123
  Transfers for contract benefits and terminations       (469,780)        (106,137)        (141,835)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (203,631)        (196,170)       1,560,310
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                 213,232          239,115        2,533,551
Net assets at beginning of period                       1,986,671        1,670,030        2,515,350
                                                    -------------    -------------    -------------
Net assets at end of period                             2,199,903        1,909,145        5,048,901
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                       Fidelity                     American Century
                                                    --------------    -------------------------------------------
                                                         High            Income &
                                                        Income            Growth       International        Value
                                                      Portfolio B          Fund            Fund             Fund
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       10,011         (164,481)          (4,394)         (55,100)
  Net realized gain (loss)                                  14,996          (29,610)         (16,313)         (79,445)
  Change in unrealized appreciation (depreciation)          87,437       17,118,815          150,100        3,635,481
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            112,444       16,924,724          129,393        3,500,936
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (419)               -             (215)               -
  Payments received from contract owners                   326,933        5,711,831           95,575          227,738
  Transfers between sub-accounts (including fixed
   account), net                                           108,069        5,342,827          (71,640)      (1,885,177)
  Transfers for contract benefits and terminations         (10,014)      (2,735,778)         (18,899)        (593,348)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 424,569        8,318,880            4,821       (2,250,787)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                  537,013       25,243,604          134,214        1,250,149
Net assets at beginning of period                          294,687       50,274,651          541,937       14,582,012
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      831,700       75,518,255          676,151       15,832,161
                                                    ==============    =============    =============    =============

                                                                      Dreyfus
                                                    -------------------------------------------
                                                        Stock            Stock       Disciplined
                                                        Index            Index          Stock
                                                        Fund             Fund B       Portfolio
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                564           (8,853)          (696)
  Net realized gain (loss)                                (45,175)         (19,997)       (27,921)
  Change in unrealized appreciation (depreciation)        228,973          605,042         49,084
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           184,362          576,192         20,467
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              (85)             -
  Payments received from contract owners                        -          107,293              -
  Transfers between sub-accounts (including fixed
   account), net                                          (37,327)         147,382        (37,219)
  Transfers for contract benefits and terminations        (34,822)         (53,438)        (1,243)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (72,149)         201,152        (38,462)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets                 112,213          777,344        (17,995)
Net assets at beginning of period                         768,133        2,024,534        134,247
                                                    -------------    -------------  -------------
Net assets at end of period                               880,346        2,801,878        116,252
                                                    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                       Dreyfus
                                                    --------------------------------------------
                                                      Disciplined        Capital          Capital
                                                         Stock         Appreciation     Appreciation
                                                      Portfolio B       Portfolio       Portfolio B
                                                    --------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (2,627)          (1,931)         (54,458)
  Net realized gain (loss)                                 (14,208)        (290,248)         (54,985)
  Change in unrealized appreciation (depreciation)          71,232        1,120,073        3,337,523
                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             54,397          827,894        3,228,080
                                                    --------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (244)               -                -
  Payments received from contract owners                         -           21,265        1,622,700
  Transfers between sub-accounts (including fixed
   account), net                                           (23,807)        (451,302)       1,111,553
  Transfers for contract benefits and terminations          (3,338)        (346,657)        (585,596)
                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (27,389)        (776,694)       2,148,657
                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets                   27,008           51,200        5,376,737
Net assets at beginning of period                          266,689        4,962,889       14,158,106
                                                    --------------    -------------    -------------
Net assets at end of period                         $      293,697        5,014,089       19,534,843
                                                    ==============    =============    =============

                                                               INVESCO                            PIMCO
                                                    ----------------------------      ----------------------------
                                                                         High             High              Low
                                                       Dynamics          Yield            Yield          Duration
                                                         Fund            Fund           Portfolio        Portfolio
                                                    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (381,855)         148,171          161,635           44,316
  Net realized gain (loss)                               (449,691)        (186,773)          26,060           70,130
  Change in unrealized appreciation (depreciation)      9,018,237          734,311          302,587          (24,571)
                                                    -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         8,186,691          695,709          490,282           89,875
                                                    -------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -                -             (329)            (109)
  Payments received from contract owners                2,140,200           19,663          992,422        2,296,590
  Transfers between sub-accounts (including fixed
   account), net                                          827,828         (440,683)       2,405,973        1,394,369
  Transfers for contract benefits and terminations     (1,067,933)        (166,099)        (126,915)        (898,814)
                                                    -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              1,900,095         (587,119)       3,271,151        2,792,036
                                                    -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets              10,086,786          108,590        3,761,433        2,881,911
Net assets at beginning of period                      19,308,805        3,333,865        1,007,116       10,156,338
                                                    -------------    -------------    -------------    -------------
Net assets at end of period                            29,395,591        3,442,455        4,768,549       13,038,249
                                                    =============    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                PIMCO                            Scudder I
                                                    -----------------------------      ----------------------------
                                                      StocksPLUS
                                                       Growth &           Total
                                                        Income           Return        International    International
                                                      Portfolio         Portfolio        Portfolio       Portfolio B
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        6,482          500,366          (13,509)         (75,747)
  Net realized gain (loss)                                 (41,363)         501,815         (355,077)         (19,878)
  Change in unrealized appreciation (depreciation)         306,065          239,014          885,200        2,121,213
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            271,184        1,241,195          516,614        2,025,588
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (269)               -                -              (71)
  Payments received from contract owners                    81,871          703,205           12,147          850,123
  Transfers between sub-accounts (including fixed
   account), net                                           (23,921)        (791,950)        (143,354)         673,636
  Transfers for contract benefits and terminations         (17,095)      (2,298,767)        (192,382)        (252,303)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  40,586       (2,387,512)        (323,589)       1,271,385
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                  311,770       (1,146,317)         193,025        3,296,973
Net assets at beginning of period                          917,397       36,736,533        2,253,270        6,111,770
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $    1,229,167       35,590,216        2,446,295        9,408,743
                                                    ==============    =============    =============    =============

                                                    First American
                                                    --------------

                                                        Equity
                                                        Income
                                                       Class B           Total
                                                    --------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             85,268      (10,103,382)
  Net realized gain (loss)                               (346,515)    (127,888,963)
  Change in unrealized appreciation (depreciation)      3,920,443      908,444,400
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         3,659,196      770,452,055
                                                    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                7
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -          (36,857)
  Payments received from contract owners                   16,366      855,587,832
  Transfers between sub-accounts (including fixed
   account), net                                         (541,838)     516,196,894
  Transfers for contract benefits and terminations     (2,259,103)    (250,905,561)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (2,784,575)   1,120,842,315
                                                    -------------    -------------
    Net increase (decrease) in net assets                 874,621    1,891,294,370
Net assets at beginning of period                      16,412,197    2,634,522,353
                                                    -------------    -------------
Net assets at end of period                            17,286,818    4,525,816,723
                                                    =============    =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                       Growth &       Growth &         Bond           Bond        Developing
                                                        Income         Income        Debenture      Debenture       Growth
                                                       Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (3,680,558)        10,665      9,961,941      1,637,158       (346,358)
  Net realized gain (loss)                              43,319,508     11,736,251     (2,704,956)       (46,432)    (2,085,150)
  Change in unrealized appreciation (depreciation)    (191,082,823)   (36,987,589)    (9,911,718)    (1,376,394)    (6,586,036)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       (151,443,873)   (25,240,673)    (2,654,733)       214,332     (9,017,544)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions                -           (287)             -           (195)             -
  Payments received from contract owners                 3,176,943     49,056,641        579,955     18,523,520         77,112
  Transfers between sub-accounts (including fixed
   account), net                                        (4,981,288)    84,318,475      1,261,621     29,483,463     (3,257,440)
  Transfers for contract benefits and terminations     (75,878,001)    (4,690,173)   (14,042,284)    (1,845,215)    (1,967,430)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (77,682,346)   128,684,656    (12,200,708)    46,161,573     (5,147,758)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets             (229,126,219)   103,443,983    (14,855,441)    46,375,905    (14,165,302)
Net assets at beginning of period                      819,386,595     60,188,463    141,172,453     13,838,694     32,693,601
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  590,260,376    163,632,446    126,317,012     60,214,599     18,528,299
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     Lord Abbett    Lord Abbett
                                                     Developing       Growth
                                                       Growth       Opportunity
                                                     Portfolio B     Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (48,039)       (18,060)
  Net realized gain (loss)                                (22,871)       (37,887)
  Change in unrealized appreciation (depreciation)     (1,237,437)      (305,099)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        (1,308,347)      (361,046)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions             (93)          (167)
  Payments received from contract owners                  762,664         71,482
  Transfers between sub-accounts (including fixed
   account), net                                        2,540,186      1,317,814
  Transfers for contract benefits and terminations       (143,429)      (102,861)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,159,328      1,286,268
                                                    -------------  -------------
    Net increase (decrease) in net assets               1,850,981        925,222
Net assets at beginning of period                       2,412,818        757,100
                                                    -------------  -------------
Net assets at end of period                             4,263,799      1,682,322
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett     JP Morgan      JP Morgan
                                                        Growth         Mid-Cap        Mid-Cap       Enhanced       Enhanced
                                                      Opportunity       Value          Value          Index          Index
                                                      Portfolio B     Portfolio     Portfolio B     Portfolio     Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (129,482)      (642,927)      (212,479)      (655,193)       (12,817)
  Net realized gain (loss)                                 (30,977)     3,628,973      1,892,202    (14,517,276)       (86,501)
  Change in unrealized appreciation (depreciation)      (2,689,543)   (11,189,073)    (5,454,286)   (24,827,489)    (1,166,553)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (2,850,002)    (8,203,027)    (3,774,563)   (39,999,958)    (1,265,871)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions             (184)             -           (103)             -           (357)
  Payments received from contract owners                 2,717,340        574,584     10,237,803        278,300        448,603
  Transfers between sub-accounts (including fixed
   account), net                                         7,935,722     11,745,512     26,627,631    (13,486,910)     1,967,787
  Transfers for contract benefits and terminations        (342,879)    (5,175,429)    (1,170,825)   (14,179,770)      (296,787)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              10,309,999      7,144,667     35,694,506    (27,388,380)     2,119,246
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                7,459,997     (1,058,360)    31,919,943    (67,388,338)       853,375
Net assets at beginning of period                        5,435,199     69,961,293     15,669,259    166,440,415      3,259,884
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   12,895,196     68,902,933     47,589,202     99,052,077      4,113,259
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                      JP Morgan      JP Morgan
                                                    International  International
                                                       Equity         Equity
                                                      Portfolio     Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (823,724)       (18,148)
  Net realized gain (loss)                             (9,963,137)       (59,064)
  Change in unrealized appreciation (depreciation)       (427,761)      (167,563)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       (11,214,622)      (244,775)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions               -            (82)
  Payments received from contract owners                  111,317        144,661
  Transfers between sub-accounts (including fixed
   account), net                                       (8,280,513)       688,282
  Transfers for contract benefits and terminations     (6,864,636)       (75,765)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (15,033,832)       757,096
                                                    -------------  -------------
    Net increase (decrease) in net assets             (26,248,454)       512,321
Net assets at beginning of period                      72,080,304        991,084
                                                    -------------  -------------
Net assets at end of period                            45,831,850      1,503,405
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                       JP Morgan      JP Morgan      JP Morgan      JP Morgan      JP Morgan
                                                        Quality        Quality        Select         Select        Small Cap
                                                         Bond           Bond          Equity         Equity          Stock
                                                       Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $    2,741,063        989,504     (1,059,709)       (36,831)      (721,518)
  Net realized gain (loss)                               1,344,161         20,905    (10,457,395)       (69,622)    (3,031,505)
  Change in unrealized appreciation (depreciation)       2,277,574        197,791    (31,881,898)    (1,767,956)   (10,253,619)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          6,362,798      1,208,200    (43,399,002)    (1,874,409)   (14,006,642)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions             (118)          (105)             -           (183)             -
  Payments received from contract owners                   542,773      8,076,304        297,147        677,837        172,584
  Transfers between sub-accounts (including fixed
   account), net                                         2,158,141     12,577,811    (15,734,419)     2,872,582     (6,497,988)
  Transfers for contract benefits and terminations     (10,448,402)      (582,465)   (14,271,706)      (204,754)    (6,085,736)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (7,747,606)    20,071,545    (29,708,978)     3,345,482    (12,411,140)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,384,808)    21,279,745    (73,107,980)     1,471,073    (26,417,782)
Net assets at beginning of period                       89,494,055      6,704,444    171,678,563      4,799,481     68,012,083
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   88,109,247     27,984,189     98,570,583      6,270,554     41,594,301
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     Met/Putnam
                                                       Capital      Met/Putnam
                                                    Opportunities    Research
                                                     Portfolio B    Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (18,276)       (29,208)
  Net realized gain (loss)                                (27,937)       (18,923)
  Change in unrealized appreciation (depreciation)       (339,491)      (574,709)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (385,704)      (622,840)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions            (296)           (81)
  Payments received from contract owners                  547,346      4,019,056
  Transfers between sub-accounts (including fixed
   account), net                                          813,367      1,766,461
  Transfers for contract benefits and terminations        (45,116)      (113,366)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              1,315,301      5,672,070
                                                    -------------  -------------
    Net increase (decrease) in net assets                 929,597      5,049,230
Net assets at beginning of period                         836,621      1,046,020
                                                    -------------  -------------
Net assets at end of period                             1,766,218      6,095,250
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                     Oppenheimer        PIMCO          Janus          PIMCO
                                                       Capital          Money       Aggressive     Total Return      PIMCO
                                                     Appreciation      Market         Growth           Bond       Innovation
                                                     Portfolio B     Portfolio B    Portfolio B    Portfolio B    Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (161,541)       (86,043)       (66,362)      (427,216)       (20,060)
  Net realized gain (loss)                                 (47,231)             -        (42,680)        28,059        (91,535)
  Change in unrealized appreciation (depreciation)      (1,953,333)             -     (1,105,917)     2,550,053       (678,787)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (2,162,105)       (86,043)    (1,214,959)     2,150,896       (790,382)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions              (81)          (202)           (87)          (425)             -
  Payments received from contract owners                14,007,565     25,192,996      5,884,313     41,163,903      1,311,535
  Transfers between sub-accounts (including fixed
   account), net                                         7,813,792      2,177,610      3,238,833     24,592,896        631,413
  Transfers for contract benefits and terminations        (319,641)    (4,087,131)      (118,606)      (745,183)       (31,269)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              21,501,635     23,283,273      9,004,453     65,011,191      1,911,679
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               19,339,530     23,197,230      7,789,494     67,162,087      1,121,297
Net assets at beginning of period                        2,433,476      4,740,412      1,196,231      2,299,090        675,964
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   21,773,006     27,937,642      8,985,725     69,461,177      1,797,261
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     T Rowe Price       MFS
                                                       Mid Cap       Research
                                                        Growth     International
                                                     Portfolio B    Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (90,887)       (60,320)
  Net realized gain (loss)                                 31,381       (233,594)
  Change in unrealized appreciation (depreciation)     (2,260,103)      (178,064)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        (2,319,609)      (471,978)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                400            400
  MetLife Investors Insurance Company redemptions               -            (83)
  Payments received from contract owners                7,515,566      7,198,569
  Transfers between sub-accounts (including fixed
   account), net                                        4,734,893      3,930,731
  Transfers for contract benefits and terminations       (152,709)       (50,111)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             12,098,150     11,079,506
                                                    -------------  -------------
    Net increase (decrease) in net assets               9,778,541     10,607,528
Net assets at beginning of period                       1,781,643        851,064
                                                    -------------  -------------
Net assets at end of period                            11,560,184     11,458,592
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                           Met Investors                              GACC
                                                    -----------------------------------------------------------  -------------
                                                          AIM            AIM          Harris          Third
                                                       Small Cap       Mid Cap        Oakmark        Avenue          Money
                                                        Growth       Core Equity   International    Small Cap        Market
                                                      Portfolio B    Portfolio B    Portfolio B    Value B (d)        Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (62,243)       (51,049)       (22,709)       (17,605)       700,653
  Net realized gain (loss)                                 (10,679)       (22,966)       (20,783)         5,371        140,595
  Change in unrealized appreciation (depreciation)        (856,341)      (429,078)      (201,169)       (35,779)      (760,607)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (929,263)      (503,093)      (244,661)       (48,013)        80,641
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -          1,200              -
  MetLife Investors Insurance Company redemptions             (107)             -              -              -              -
  Payments received from contract owners                 6,386,964      5,278,122      3,392,296      4,750,222        253,340
  Transfers between sub-accounts (including fixed
   account), net                                         3,337,814      1,373,723      1,456,109      2,494,427     10,364,884
  Transfers for contract benefits and terminations         (42,686)       (37,369)       (47,492)       (23,081)   (11,054,659)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               9,681,985      6,614,476      4,800,913      7,222,768       (436,435)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                8,752,722      6,111,383      4,556,252      7,174,755       (355,794)
Net assets at beginning of period                          219,663        180,325         28,953              -     36,430,806
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    8,972,385      6,291,708      4,585,205      7,174,755     36,075,012
                                                    ==============  =============  =============  =============  =============

                                                               Russell
                                                    ----------------------------

                                                     Multi-Style     Aggressive
                                                       Equity          Equity
                                                        Fund            Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (358,568)      (129,062)
  Net realized gain (loss)                             (2,841,989)      (301,572)
  Change in unrealized appreciation (depreciation)     (9,682,470)    (1,650,706)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       (12,883,027)    (2,081,340)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions               -              -
  Payments received from contract owners                  483,051         84,824
  Transfers between sub-accounts (including fixed
   account), net                                         (347,421)      (493,039)
  Transfers for contract benefits and terminations     (2,774,873)      (530,410)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (2,639,243)      (938,625)
                                                    -------------  -------------
    Net increase (decrease) in net assets             (15,522,270)    (3,019,965)
Net assets at beginning of period                      52,767,786     10,608,503
                                                    -------------  -------------
Net assets at end of period                            37,245,516      7,588,538
                                                    =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                       Russell
                                                    --------------------------------------------  --------------
                                                                                        Real
                                                                         Core          Estate        Premier
                                                        Non-US           Bond        Securities      Equity
                                                         Fund            Fund           Fund          Fund
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       19,438        523,812        106,199       (712,790)
  Net realized gain (loss)                              (1,120,244)       975,568         69,815     (7,659,049)
  Change in unrealized appreciation (depreciation)      (1,853,917)       924,233       (126,135)   (17,905,106)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (2,954,723)     2,423,613         49,879    (26,276,945)
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -
  MetLife Investors Insurance Company redemptions                -              -              -           (164)
  Payments received from contract owners                   149,289        177,037         45,191      1,293,843
  Transfers between sub-accounts (including fixed
   account), net                                          (635,093)      (721,482)        76,239     (2,472,649)
  Transfers for contract benefits and terminations      (1,017,103)    (3,160,619)      (262,430)    (4,995,674)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,502,907)    (3,705,064)      (141,000)    (6,174,644)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (4,457,630)    (1,281,451)       (91,121)   (32,451,589)
Net assets at beginning of period                       18,894,475     34,999,770      2,711,302     82,859,693
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $   14,436,845     33,718,319      2,620,181     50,408,104
                                                    ==============  =============  =============  =============

                                                                  AIM
                                                    --------------------------------------------

                                                       Premier        Capital        Capital
                                                        Equity      Appreciation   Appreciation
                                                      Fund B (d)        Fund        Fund B (d)
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               (851)      (539,827)        (1,630)
  Net realized gain (loss)                                 (2,760)    (5,331,446)        (2,690)
  Change in unrealized appreciation (depreciation)        (45,540)    (5,953,735)       (13,257)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (49,151)   (11,825,008)       (17,577)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                800              -            400
  MetLife Investors Insurance Company redemptions               -              -              -
  Payments received from contract owners                  218,412        945,328        179,157
  Transfers between sub-accounts (including fixed
   account), net                                          391,180     (1,753,781)       236,119
  Transfers for contract benefits and terminations           (440)    (2,745,898)           820
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                609,952     (3,554,351)       416,496
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                 560,801    (15,379,359)       398,919
Net assets at beginning of period                               -     46,183,118              -
                                                    -------------  -------------  -------------
Net assets at end of period                               560,801     30,803,759        398,919
                                                    =============  =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                 AIM                                                Alliance
                                                    -----------------------------  --------------------------------------------
                                                                                                                   Bernstein
                                                     International  International     Premier        Premier      Real Estate
                                                        Growth         Growth         Growth         Growth       Investment
                                                         Fund        Fund B (d)      Portfolio     Portfolio B     Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (52,253)            43       (618,131)      (383,891)       129,648
  Net realized gain (loss)                              (1,105,426)          (340)    (7,989,048)       (44,602)       255,385
  Change in unrealized appreciation (depreciation)          75,958           (953)    (9,199,280)    (8,554,556)      (229,822)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (1,081,721)        (1,250)   (17,806,459)    (8,983,049)       155,211
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -            400              -              -              -
  MetLife Investors Insurance Company redemptions                -              -              -              -              -
  Payments received from contract owners                   118,109         13,139        367,507     11,768,427        104,086
  Transfers between sub-accounts (including fixed
   account), net                                          (295,973)        17,433     (6,330,090)    16,933,191       (422,495)
  Transfers for contract benefits and terminations        (577,212)            21     (2,711,051)      (795,772)      (579,418)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (755,076)        30,993     (8,673,634)    27,905,846       (897,827)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,836,797)        29,743    (26,480,093)    18,922,797       (742,616)
Net assets at beginning of period                        6,881,695              -     59,398,802     15,485,466     11,188,056
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    5,044,898         29,743     32,918,709     34,408,263     10,445,440
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                      Bernstein      Bernstein
                                                     Real Estate       Small
                                                     Investment         Cap
                                                     Portfolio B    Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             82,336         (8,197)
  Net realized gain (loss)                                 (3,414)        (6,112)
  Change in unrealized appreciation (depreciation)       (227,677)       (30,563)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (148,755)       (44,872)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions               -              -
  Payments received from contract owners                4,831,432        352,751
  Transfers between sub-accounts (including fixed
   account), net                                        5,581,674      1,134,733
  Transfers for contract benefits and terminations       (359,651)       (13,176)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             10,053,455      1,474,308
                                                    -------------  -------------
    Net increase (decrease) in net assets               9,904,700      1,429,436
Net assets at beginning of period                       5,133,957         76,229
                                                    -------------  -------------
Net assets at end of period                            15,038,657      1,505,665
                                                    =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                       Alliance        Liberty                            Goldman Sachs
                                                    --------------  -------------  --------------------------------------------
                                                                       Newport         Growth
                                                       Bernstein     Tiger Fund,         &        International      Global
                                                         Value        Variable         Income        Equity          Income
                                                      Portfolio B      Series           Fund          Fund          Fund (e)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (6,623)        (2,118)        (1,095)        (9,230)        (9,609)
  Net realized gain (loss)                                     130         47,303       (289,738)      (362,883)       (48,200)
  Change in unrealized appreciation (depreciation)         (46,824)      (161,979)      (411,123)      (106,741)        51,632
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (53,317)      (116,794)      (701,956)      (478,854)        (6,177)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions              (97)             -              -              -           (303)
  Payments received from contract owners                   248,957          3,598        102,225          4,249        134,372
  Transfers between sub-accounts (including fixed
   account), net                                           363,253        (75,328)      (543,198)      (249,778)    (1,944,536)
  Transfers for contract benefits and terminations         (14,301)       (19,886)      (431,531)      (161,739)       (18,156)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 597,812        (91,616)      (872,504)      (407,268)    (1,828,623)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  544,495       (208,410)    (1,574,460)      (886,122)    (1,834,800)
Net assets at beginning of period                          214,330        786,010      6,020,643      2,704,944      1,834,800
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      758,825        577,600      4,446,183      1,818,822              -
                                                    ==============  =============  =============  =============  =============

                                                                    Scudder II
                                                    -------------- -------------
                                                                      Dreman
                                                       Internet     High Return
                                                      Tollkeeper      Equity
                                                       Fund (e)      Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (3,375)        (1,191)
  Net realized gain (loss)                               (195,498)        (3,102)
  Change in unrealized appreciation (depreciation)         11,437        (49,799)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (187,436)       (54,092)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions            (139)             -
  Payments received from contract owners                   20,889              -
  Transfers between sub-accounts (including fixed
   account), net                                         (931,497)       176,169
  Transfers for contract benefits and terminations         (3,319)        (1,687)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (914,066)       174,482
                                                    -------------  -------------
    Net increase (decrease) in net assets              (1,101,502)       120,390
Net assets at beginning of period                       1,101,502        135,160
                                                    -------------  -------------
Net assets at end of period                                     -        255,550
                                                    =============  =============

(e) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                     Scudder II
                                                    --------------------------------------------  --------------
                                                         Small         Dreman
                                                          Cap         Small Cap      Government
                                                        Growth          Value        Securities        Bond
                                                       Portfolio      Portfolio      Portfolio        Series
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (28,891)       (56,747)        62,202         65,087
  Net realized gain (loss)                                (735,004)       244,917         31,247         31,731
  Change in unrealized appreciation (depreciation)        (175,196)      (951,104)       146,662          9,000
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (939,091)      (762,934)       240,111        105,818
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -
  MetLife Investors Insurance Company redemptions                -              -              -              -
  Payments received from contract owners                    75,617        214,240         76,911          1,277
  Transfers between sub-accounts (including fixed
   account), net                                           376,667         61,704      1,134,933         87,823
  Transfers for contract benefits and terminations        (538,471)      (308,390)      (301,910)      (669,184)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (86,187)       (32,446)       909,934       (580,084)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,025,278)      (795,380)     1,150,045       (474,266)
Net assets at beginning of period                        2,591,978      5,658,133      2,912,854      1,739,429
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $    1,566,700      4,862,753      4,062,899      1,265,163
                                                    ==============  =============  =============  =============

                                                                  MFS
                                                    --------------------------------------------

                                                                                     Emerging
                                                       Research       Research        Growth
                                                        Series        Series B        Series
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (146,715)       (12,162)      (201,779)
  Net realized gain (loss)                             (2,240,076)       (18,597)    (3,956,693)
  Change in unrealized appreciation (depreciation)     (1,610,784)      (194,191)    (2,456,696)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        (3,997,575)      (224,950)    (6,615,168)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -              -
  MetLife Investors Insurance Company redemptions               -              -              -
  Payments received from contract owners                   40,815        269,784        122,250
  Transfers between sub-accounts (including fixed
   account), net                                       (1,973,946)       222,123     (2,025,371)
  Transfers for contract benefits and terminations       (790,847)       (17,140)      (804,491)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (2,723,978)       474,767     (2,707,612)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets              (6,721,553)       249,817     (9,322,780)
Net assets at beginning of period                      16,691,125        737,881     19,800,491
                                                    -------------  -------------  -------------
Net assets at end of period                             9,969,572        987,698     10,477,711
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                       MFS
                                                    ---------------------------------------------------------------------------
                                                       Emerging          High           High        Strategic      Strategic
                                                        Growth          Income         Income        Income         Income
                                                       Series B         Series        Series B       Series        Series B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (8,448)       434,411        294,463            522         (7,901)
  Net realized gain (loss)                                 (10,856)      (208,716)        (1,644)         8,108            315
  Change in unrealized appreciation (depreciation)        (202,197)      (143,335)       (77,756)        87,836         90,005
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (221,501)        82,360        215,063         96,466         82,419
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions             (159)             -            (98)             -              -
  Payments received from contract owners                   284,832         49,144      5,481,993          1,998      1,057,682
  Transfers between sub-accounts (including fixed
   account), net                                           147,923      1,086,948      7,037,982      1,396,556      1,185,215
  Transfers for contract benefits and terminations         (13,355)      (425,076)      (308,058)       (55,922)       (19,357)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 419,241        711,016     12,211,819      1,342,632      2,223,540
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  197,740        793,376     12,426,882      1,439,098      2,305,959
Net assets at beginning of period                          433,767      7,466,439      2,904,316        222,211          8,049
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      631,507      8,259,815     15,331,198      1,661,309      2,314,008
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                      Investors      Investors
                                                        Trust          Trust
                                                       Series        Series B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (185,286)      (159,237)
  Net realized gain (loss)                             (1,226,363)       (73,353)
  Change in unrealized appreciation (depreciation)     (4,286,281)    (3,499,818)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        (5,697,930)    (3,732,408)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions               -              -
  Payments received from contract owners                  313,163      3,533,747
  Transfers between sub-accounts (including fixed
   account), net                                         (777,949)     7,299,832
  Transfers for contract benefits and terminations     (1,552,252)      (556,867)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (2,017,038)    10,276,712
                                                    -------------  -------------
    Net increase (decrease) in net assets              (7,714,968)     6,544,304
Net assets at beginning of period                      26,051,845      9,122,602
                                                    -------------  -------------
Net assets at end of period                            18,336,877     15,666,906
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                 MFS                                                MetLife
                                                    -----------------------------  --------------------------------------------
                                                                                                     Harris
                                                          New            New           Davis         Oakmark
                                                       Discovery      Discovery       Venture        Focused        Jennison
                                                        Series        Series B        Value E        Value B      Growth B (d)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (81,360)      (179,526)      (177,945)      (165,699)       (53,598)
  Net realized gain (loss)                                (505,609)       (16,153)       (34,649)       (97,567)        (2,265)
  Change in unrealized appreciation (depreciation)      (1,825,679)    (4,148,142)    (2,140,133)      (651,966)      (659,130)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (2,412,648)    (4,343,821)    (2,352,727)      (915,232)      (714,993)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -            400              -          1,200
  MetLife Investors Insurance Company redemptions                -              -           (446)          (114)             -
  Payments received from contract owners                    77,194      6,225,672     21,244,563     15,220,368      8,903,308
  Transfers between sub-accounts (including fixed
   account), net                                           910,660      8,581,492     15,064,366      7,935,203      5,479,951
  Transfers for contract benefits and terminations        (308,978)      (371,810)      (467,856)      (337,165)       (59,822)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 678,876     14,435,354     35,841,027     22,818,292     14,324,637
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,733,772)    10,091,533     33,488,300     21,903,060     13,609,644
Net assets at beginning of period                        6,701,253      6,966,129      3,694,100      1,730,198              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    4,967,481     17,057,662     37,182,400     23,633,258     13,609,644
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                         MFS            MFS
                                                      Investors        Total
                                                        Trust          Return
                                                     Series B (d)   Series B (d)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (46,417)       (26,261)
  Net realized gain (loss)                                   (422)          (156)
  Change in unrealized appreciation (depreciation)       (367,577)         9,191
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (414,416)       (17,226)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                800            800
  MetLife Investors Insurance Company redemptions               -              -
  Payments received from contract owners                5,364,246        580,632
  Transfers between sub-accounts (including fixed
   account), net                                        6,555,622      6,128,099
  Transfers for contract benefits and terminations       (103,336)       (26,826)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             11,817,332      6,682,705
                                                    -------------  -------------
    Net increase (decrease) in net assets              11,402,916      6,665,479
Net assets at beginning of period                               -              -
                                                    -------------  -------------
Net assets at end of period                            11,402,916      6,665,479
                                                    =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                             MetLife
                                                    ---------------------------------------------------------------------------
                                                       Capital
                                                       Guardian      Met/Putnam       Putnam          Stock         Capital
                                                     U.S. Equity       Voyager     International      Index       Appreciation
                                                     Series B (d)    Portfolio A      Stock A      Portfolio B        Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (34,599)        (5,952)        (1,525)       (52,800)       (67,239)
  Net realized gain (loss)                                  (4,564)       (39,576)       (32,741)      (206,975)    (1,114,716)
  Change in unrealized appreciation (depreciation)         (38,981)      (117,404)       (36,231)      (879,739)    (1,922,282)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (78,144)      (162,932)       (70,497)    (1,139,514)    (3,104,237)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                 800              -              -              -              -
  MetLife Investors Insurance Company redemptions                -              -              -           (102)             -
  Payments received from contract owners                 2,867,422          4,144            353      5,857,593         25,197
  Transfers between sub-accounts (including fixed
   account), net                                         6,052,947        (17,007)       (25,641)     3,816,737       (732,779)
  Transfers for contract benefits and terminations        (102,624)       (69,356)       (34,970)       (77,240)      (667,156)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               8,818,545        (82,219)       (60,258)     9,596,988     (1,374,738)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                8,740,401       (245,151)      (130,755)     8,457,474     (4,478,975)
Net assets at beginning of period                                -        546,113        398,616        476,414     11,200,703
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    8,740,401        300,962        267,861      8,933,888      6,721,728
                                                    ==============  =============  =============  =============  =============

                                                                    Oppenheimer
                                                    -------------- -------------
                                                     Main Street
                                                      Growth &         High
                                                       Income         Income
                                                        Fund           Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (66,930)       240,400
  Net realized gain (loss)                             (1,383,111)      (206,240)
  Change in unrealized appreciation (depreciation)     (1,177,858)      (146,488)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        (2,627,899)      (112,328)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions               -              -
  Payments received from contract owners                   47,739          7,386
  Transfers between sub-accounts (including fixed
   account), net                                       (1,736,491)        61,046
  Transfers for contract benefits and terminations       (939,838)      (306,709)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (2,628,590)      (238,277)
                                                    -------------  -------------
    Net increase (decrease) in net assets              (5,256,489)      (350,605)
Net assets at beginning of period                      13,408,741      2,899,955
                                                    -------------  -------------
Net assets at end of period                             8,152,252      2,549,350
                                                    =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                             Oppenheimer                                             Putnam
                                                    -----------------------------  --------------------------------------------
                                                                      Strategic       Growth &       Growth &         New
                                                         Bond           Bond           Income         Income         Value
                                                         Fund           Fund            Fund          Fund B         Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      800,821        244,123        266,291          4,136         51,965
  Net realized gain (loss)                                (140,653)       (71,381)    (1,888,145)       (27,791)       (46,019)
  Change in unrealized appreciation (depreciation)         351,587         26,187     (4,402,954)      (236,544)      (379,689)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          1,011,755        198,929     (6,024,808)      (260,199)      (373,743)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions                -              -              -              -              -
  Payments received from contract owners                   110,756         12,109        277,798        331,778         22,303
  Transfers between sub-accounts (including fixed
   account), net                                           568,766       (249,651)    (1,818,181)       370,778        139,576
  Transfers for contract benefits and terminations        (815,168)      (192,518)    (1,830,209)       (53,647)      (160,153)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (135,646)      (430,060)    (3,370,592)       648,909          1,726
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  876,109       (231,131)    (9,395,400)       388,710       (372,017)
Net assets at beginning of period                       13,215,839      3,649,862     30,855,057        907,260      2,069,278
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   14,091,948      3,418,731     21,459,657      1,295,970      1,697,261
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                         New
                                                        Value          Vista
                                                        Fund B         Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              7,172        (99,622)
  Net realized gain (loss)                                (16,934)    (1,906,189)
  Change in unrealized appreciation (depreciation)       (150,434)      (780,317)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (160,196)    (2,786,128)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions             (95)             -
  Payments received from contract owners                  395,441         38,911
  Transfers between sub-accounts (including fixed
   account), net                                          377,394     (1,229,897)
  Transfers for contract benefits and terminations        (17,528)      (353,714)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                755,212     (1,544,700)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 595,016     (4,330,828)
Net assets at beginning of period                         346,139      9,575,097
                                                    -------------  -------------
Net assets at end of period                               941,155      5,244,269
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                      Putnam
                                                    --------------------------------------------------------------------------
                                                                                                  International  International
                                                                    International                      New            New
                                                        Vista          Growth      International  Opportunities  Opportunities
                                                        Fund B          Fund         Equity B         Fund          Fund B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (13,855)       (79,054)      (165,632)       (10,464)        (2,278)
  Net realized gain (loss)                                 (20,126)    (1,417,868)       (74,183)    (1,417,698)       (16,789)
  Change in unrealized appreciation (depreciation)        (290,592)    (3,242,828)    (3,346,685)     1,059,635        (17,457)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (324,573)    (4,739,750)    (3,586,500)      (368,527)       (36,524)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions              (84)             -              -              -              -
  Payments received from contract owners                   300,903        267,111      9,089,590          9,867         35,973
  Transfers between sub-accounts (including fixed
   account), net                                           902,051       (775,781)    11,888,091       (458,036)       165,597
  Transfers for contract benefits and terminations         (30,098)    (1,184,486)      (603,100)       (94,847)        (3,572)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,172,772     (1,693,156)    20,374,581       (543,016)       197,998
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  848,199     (6,432,906)    16,788,081       (911,543)       161,474
Net assets at beginning of period                          274,455     25,752,776      9,561,072      2,867,004         95,069
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    1,122,654     19,319,870     26,349,153      1,955,461        256,543
                                                    ==============  =============  =============  =============  =============

                                                              Templeton
                                                    ----------------------------
                                                        Global         Global
                                                        Income         Income
                                                      Securities     Securities
                                                         Fund          Fund B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (2,359)        (1,105)
  Net realized gain (loss)                                 12,385          3,017
  Change in unrealized appreciation (depreciation)        180,657         71,254
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           190,683         73,166
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions               -           (104)
  Payments received from contract owners                    6,338         27,485
  Transfers between sub-accounts (including fixed
   account), net                                           14,987        231,638
  Transfers for contract benefits and terminations        (55,409)       (29,290)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (34,084)       229,729
                                                    -------------  -------------
    Net increase (decrease) in net assets                 156,599        302,895
Net assets at beginning of period                         967,404        188,916
                                                    -------------  -------------
Net assets at end of period                             1,124,003        491,811
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                    Templeton
                                                    ---------------------------------------------------------------------------
                                                       Franklin        Franklin
                                                        Small           Small          Growth         Growth        Foreign
                                                         Cap             Cap         Securities     Securities     Securities
                                                         Fund           Fund B          Fund          Fund B          Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (38,758)       (25,351)        34,498         17,007         49,654
  Net realized gain (loss)                                (699,180)       (42,361)      (168,964)        10,164     (3,527,826)
  Change in unrealized appreciation (depreciation)        (815,460)      (722,723)      (515,174)      (402,681)       802,071
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (1,553,398)      (790,435)      (649,640)      (375,510)    (2,676,101)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions              (55)          (186)             -           (192)             -
  Payments received from contract owners                     7,963        663,415         20,537        245,211        149,758
  Transfers between sub-accounts (including fixed
   account), net                                           463,603      1,343,401        (96,207)       651,787       (226,202)
  Transfers for contract benefits and terminations        (242,850)       (70,324)      (207,489)       (41,356)      (744,574)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 228,661      1,936,306       (283,159)       855,450       (821,018)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,324,737)     1,145,871       (932,799)       479,940     (3,497,119)
Net assets at beginning of period                        5,065,533      1,522,755      3,338,511      1,123,700     14,076,341
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    3,740,796      2,668,626      2,405,712      1,603,640     10,579,222
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                                     Developing
                                                       Foreign        Markets
                                                      Securities     Securities
                                                        Fund B          Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              9,890         15,947
  Net realized gain (loss)                                (82,593)      (193,783)
  Change in unrealized appreciation (depreciation)       (770,881)       121,962
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (843,584)       (55,874)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions               -              -
  Payments received from contract owners                  721,778        100,786
  Transfers between sub-accounts (including fixed
   account), net                                        2,797,749       (680,628)
  Transfers for contract benefits and terminations       (115,358)      (370,532)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,404,169       (950,374)
                                                    -------------  -------------
    Net increase (decrease) in net assets               2,560,585     (1,006,248)
Net assets at beginning of period                       2,123,662      6,823,384
                                                    -------------  -------------
Net assets at end of period                             4,684,247      5,817,136
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                     Templeton
                                                    --------------------------------------------------------------------------
                                                      Developing        Mutual         Mutual     Franklin Large Franklin Large
                                                       Markets          Shares         Shares       Cap Growth     Cap Growth
                                                      Securities      Securities     Securities     Securities     Securities
                                                        Fund B           Fund          Fund B          Fund          Fund B
                                                    --------------  -------------  -------------  -------------- --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (11,039)       (38,992)       (82,810)       (31,753)       (21,935)
  Net realized gain (loss)                                  (4,876)      (197,335)       214,172       (922,357)       (40,104)
  Change in unrealized appreciation (depreciation)        (318,136)    (1,712,717)    (1,927,401)      (702,243)    (1,164,409)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (334,051)    (1,949,044)    (1,796,039)    (1,656,353)    (1,226,448)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -            400              -              -
  MetLife Investors Insurance Company redemptions             (105)             -            (99)           (79)           (83)
  Payments received from contract owners                 3,242,409         78,851      3,479,900         29,379        911,965
  Transfers between sub-accounts (including fixed
   account), net                                         3,461,868       (593,161)     6,243,162         81,609      2,835,151
  Transfers for contract benefits and terminations        (222,781)      (720,662)      (391,037)      (729,081)      (172,398)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               6,481,391     (1,234,972)     9,332,326       (618,172)     3,574,635
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                6,147,340     (3,184,016)     7,536,287     (2,274,525)     2,348,187
Net assets at beginning of period                        3,723,793     12,528,955      7,715,600      6,908,101      2,751,904
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    9,871,133      9,344,939     15,251,887      4,633,576      5,100,091
                                                    ==============  =============  =============  =============  =============

                                                              Fidelity
                                                    ----------------------------


                                                       Growth         Growth
                                                      Portfolio     Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (32,912)       (25,239)
  Net realized gain (loss)                               (434,399)       (39,818)
  Change in unrealized appreciation (depreciation)       (660,419)      (580,274)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        (1,127,730)      (645,331)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions               -           (167)
  Payments received from contract owners                   11,201      1,183,313
  Transfers between sub-accounts (including fixed
   account), net                                         (131,114)       883,304
  Transfers for contract benefits and terminations       (283,903)       (37,604)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (403,816)     2,028,846
                                                    -------------  -------------
    Net increase (decrease) in net assets              (1,531,546)     1,383,515
Net assets at beginning of period                       3,730,581        844,293
                                                    -------------  -------------
Net assets at end of period                             2,199,035      2,227,808
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                             Fidelity
                                                    ---------------------------------------------------------------------------
                                                                       Growth        Growth &        Equity-        Equity-
                                                      Contrafund    Opportunities     Income         Income         Income
                                                      Portfolio       Portfolio      Portfolio      Portfolio     Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (17,455)        (1,368)           535          8,115        (13,085)
  Net realized gain (loss)                                (159,977)      (103,859)      (141,716)       (67,967)        (2,373)
  Change in unrealized appreciation (depreciation)        (189,337)       (67,838)      (313,135)      (363,787)      (241,371)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (366,769)      (173,065)      (454,316)      (423,639)      (256,829)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions                -              -              -              -              -
  Payments received from contract owners                     2,345            400            938          2,291      1,415,529
  Transfers between sub-accounts (including fixed
   account), net                                          (133,911)      (138,818)      (123,116)      (129,910)       882,623
  Transfers for contract benefits and terminations        (199,115)       (14,644)      (106,939)       (99,078)       (32,000)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (330,681)      (153,062)      (229,117)      (226,697)     2,266,152
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (697,450)      (326,127)      (683,433)      (650,336)     2,009,323
Net assets at beginning of period                        3,567,820        806,045      2,670,104      2,320,366        506,027
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    2,870,370        479,918      1,986,671      1,670,030      2,515,350
                                                    ==============  =============  =============  =============  =============

                                                                   American Century
                                                    -------------- ----------------
                                                        High           Income &
                                                       Income           Growth
                                                     Portfolio B         Fund
                                                    -------------  ----------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              1,955        (251,275)
  Net realized gain (loss)                                 (8,660)       (166,592)
  Change in unrealized appreciation (depreciation)         13,621      (8,343,131)
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     operations                                             6,916      (8,760,998)
                                                    -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -               -
  MetLife Investors Insurance Company redemptions               -               -
  Payments received from contract owners                  161,871      14,153,866
  Transfers between sub-accounts (including fixed
   account), net                                           91,357      17,201,495
  Transfers for contract benefits and terminations         (1,600)     (1,775,374)
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                251,628      29,579,987
                                                    -------------   -------------
    Net increase (decrease) in net assets                 258,544      20,818,989
Net assets at beginning of period                          36,143      29,455,662
                                                    -------------   -------------
Net assets at end of period                               294,687      50,274,651
                                                    =============   =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                           American Century                                         Dreyfus
                                                    -----------------------------  --------------------------------------------
                                                                                       Stock          Stock       Disciplined
                                                     International      Value          Index          Index          Stock
                                                         Fund           Fund           Fund           Fund B       Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (4,115)      (102,052)        (1,721)        (3,117)        (1,737)
  Net realized gain (loss)                                (222,760)       731,824       (256,546)       (60,887)       (35,940)
  Change in unrealized appreciation (depreciation)          87,112     (3,192,290)       (83,516)      (316,360)       (19,805)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (139,763)    (2,562,518)      (341,783)      (380,364)       (57,482)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions                -              -              -           (184)             -
  Payments received from contract owners                   119,173      2,563,997              -        841,694              -
  Transfers between sub-accounts (including fixed
   account), net                                           (49,007)       234,828       (574,161)       860,128        (75,218)
  Transfers for contract benefits and terminations         (26,279)      (748,803)       (35,376)       (18,265)        (5,492)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  43,887      2,050,022       (609,537)     1,683,373        (80,710)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (95,876)      (512,496)      (951,320)     1,303,009       (138,192)
Net assets at beginning of period                          637,813     15,094,508      1,719,453        721,525        272,439
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      541,937     14,582,012        768,133      2,024,534        134,247
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     Disciplined      Capital
                                                        Stock       Appreciation
                                                     Portfolio B     Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (2,348)       (25,267)
  Net realized gain (loss)                                 (1,598)      (408,716)
  Change in unrealized appreciation (depreciation)        (65,877)      (838,393)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (69,823)    (1,272,376)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions             (91)             -
  Payments received from contract owners                   20,952         64,971
  Transfers between sub-accounts (including fixed
   account), net                                           56,662       (819,965)
  Transfers for contract benefits and terminations         (2,236)      (331,993)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 75,287     (1,086,987)
                                                    -------------  -------------
    Net increase (decrease) in net assets                   5,464     (2,359,363)
Net assets at beginning of period                         261,225      7,322,252
                                                    -------------  -------------
Net assets at end of period                               266,689      4,962,889
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                       Dreyfus                 INVESCO
                                                    --------------  ----------------------------  --------------

                                                       Capital                         High           High
                                                     Appreciation      Dynamics        Yield          Yield
                                                     Portfolio B         Fund          Fund         Portfolio
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (15,943)      (229,469)       303,184         42,560
  Net realized gain (loss)                                 (59,165)      (294,492)      (474,636)       (16,784)
  Change in unrealized appreciation (depreciation)      (2,062,037)    (5,355,575)         7,341        (23,294)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (2,137,145)    (5,879,536)      (164,111)         2,482
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -
  MetLife Investors Insurance Company redemptions              (96)             -              -            (99)
  Payments received from contract owners                 4,764,927      5,266,032         31,763        202,971
  Transfers between sub-accounts (including fixed
   account), net                                         6,030,541      7,533,975       (849,853)       460,773
  Transfers for contract benefits and terminations        (260,547)      (641,619)      (205,939)        (9,658)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              10,534,825     12,158,388     (1,024,029)       653,987
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                8,397,680      6,278,852     (1,188,140)       656,469
Net assets at beginning of period                        5,760,426     13,029,953      4,522,005        350,647
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $   14,158,106     19,308,805      3,333,865      1,007,116
                                                    ==============  =============  =============  =============

                                                                 PIMCO
                                                    --------------------------------------------
                                                                     StocksPLUS
                                                         Low          Growth &        Total
                                                      Duration         Income        Return
                                                      Portfolio      Portfolio      Portfolio
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             96,958         11,310        831,860
  Net realized gain (loss)                                 55,500        (15,869)       489,826
  Change in unrealized appreciation (depreciation)        127,041       (192,107)     1,035,301
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           279,499       (196,666)     2,356,987
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -              -
  MetLife Investors Insurance Company redemptions            (326)             -              -
  Payments received from contract owners                2,078,080        483,641      4,704,826
  Transfers between sub-accounts (including fixed
   account), net                                        6,531,693        133,997      8,783,723
  Transfers for contract benefits and terminations       (348,789)       (16,842)    (1,608,507)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              8,260,658        600,796     11,880,042
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets               8,540,157        404,130     14,237,029
Net assets at beginning of period                       1,616,181        513,267     22,499,504
                                                    -------------  -------------  -------------
Net assets at end of period                            10,156,338        917,397     36,736,533
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                              Scudder I            First American
                                                    -----------------------------  --------------
                                                                                       Equity
                                                     International  International      Income
                                                       Portfolio     Portfolio B      Class B         Total
                                                    --------------  -------------  -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (13,779)       (45,816)       120,884      5,381,885
  Net realized gain (loss)                                (477,558)       (34,401)      (436,086)   (34,568,401)
  Change in unrealized appreciation (depreciation)        (113,161)      (859,299)    (3,905,010)  (470,015,566)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (604,498)      (939,516)    (4,220,212)  (499,202,082)
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -          8,000
  MetLife Investors Insurance Company redemptions                -              -              -         (6,903)
  Payments received from contract owners                    34,684      2,372,941         16,278    384,101,505
  Transfers between sub-accounts (including fixed
   account), net                                          (212,457)     2,364,998     (1,242,649)   356,991,080
  Transfers for contract benefits and terminations        (160,850)      (105,529)    (2,180,327)  (225,354,966)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (338,623)     4,632,410     (3,406,698)   515,738,716
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (943,121)     3,692,894     (7,626,910)    16,536,634
Net assets at beginning of period                        3,196,391      2,418,876     24,039,107  2,617,985,719
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $    2,253,270      6,111,770     16,412,197  2,634,522,353
                                                    ==============  =============  =============  =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) Organization:
   MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors Insurance Company (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

   The following sub-accounts were available for investment as of December 31, 2003:

                 MetLife Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Lord Abbett America's Value Portfolio B
                  JP Morgan Quality Bond Portfolio
                  JP Morgan Quality Bond Portfolio B
                  JP Morgan Select Equity Portfolio
                  JP Morgan Select Equity Portfolio B
                  JP Morgan Small Cap Stock Portfolio
                  Met/Putnam Capital Opportunities Portfolio B
                  Met/Putnam Research Portfolio B
                  Oppenheimer Capital Appreciation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  PIMCO Money Market Portfolio B
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio B
                  PIMCO Innovation Portfolio B
                  T Rowe Price Mid Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  AIM Small Cap Growth Portfolio B
                  AIM Mid Cap Core Equity Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small Cap Value Portfolio B
                 Russell Insurance Funds (Russell):
                  Multi-Style Equity Fund
                  Aggressive Equity Fund
                  Non-US Fund
           Russell Insurance Funds (Russell), continued:
              Core Bond Fund
              Real Estate Securities Fund
            AIM Variable Insurance Funds, Inc. (AIM):
              Premier Equity Fund
              Premier Equity Fund B
              Capital Appreciation Fund
              Capital Appreciation Fund B
              International Growth Fund
              International Growth Fund B
            Alliance Variable Products Series Fund, Inc. (Alliance):
              Premier Growth Portfolio
              Premier Growth Portfolio B
              Bernstein Real Estate Investment Portfolio
              Bernstein Real Estate Investment Portfolio B
              Bernstein Small Cap Portfolio B
              Bernstein Value Portfolio B
            Liberty Variable Investment Trust (Liberty):
              Newport Tiger Fund, Variable Series
            Goldman Sachs Variable Insurance Trust (Goldman Sachs):
              Growth & Income Fund
              International Equity Fund
            Scudder Variable Series II (Scudder II):
              Dreman High Return Equity Portfolio
              Small Cap Growth Portfolio
              Dreman Small Cap Value Portfolio
              Government Securities Portfolio
            MFS Variable Insurance Trust (MFS):
              Bond Series
              Research Series
              Research Series B
              Emerging Growth Series
              Emerging Growth Series B
              High Income Series
              High Income Series B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) Organization, continued
        MFS Variable Insurance Trust (MFS), continued:
          Strategic Income Series
          Strategic Income Series B
          Investors Trust Series
          Investors Trust Series B
          New Discovery Series
          New Discovery Series B
        Metropolitan Series, Inc. (MetLife):
          Davis Venture Value Fund A
          Davis Venture Value Fund E
          Harris Oakmark Focused Value B
          Jennison Growth B
          MFS Investors Trust Series B
          MFS Total Return Series A
          MFS Total Return Series B
          Capital Guardian U.S. Equity Series A
          Capital Guardian U.S. Equity Series B
          Met/Putnam Voyager Portfolio A
          Met/Putnam Voyager Portfolio B
          MFS Research Series B
          Putnam International Stock Class A
          Putnam International Stock Class B
          SSR Money Market Portfolio
          Stock Index Portfolio B
        Oppenheimer Variable Account Funds (Oppenheimer):
          Capital Appreciation Fund
          Main Street Growth & Income Fund
          High Income Fund
          Bond Fund
          Strategic Bond Fund
        Putnam Variable Trust (Putnam):
          Growth & Income Fund
          Growth & Income Fund B
          New Value Fund
          New Value Fund B
          Vista Fund
          Vista Fund B
          International Growth Fund
          International Equity B
          International New Opportunities Fund
          International New Opportunities Fund B
          Equity Income B
        Franklin Templeton Variable Insurance Products Trust (Templeton):
          Global Income Securities Fund
          Global Income Securities Fund B
          Franklin Small Cap Fund
      Franklin Templeton Variable Insurance Products Trust (Templeton),
        continued:
         Franklin Small Cap Fund B
         Growth Securities Fund
         Growth Securities Fund B
         Foreign Securities Fund
         Foreign Securities Fund B
         Developing Markets Securities Fund
         Developing Markets Securities Fund B
         Mutual Shares Securities Fund
         Mutual Shares Securities Fund B
         Franklin Large Cap Growth Securities Fund
         Franklin Large Cap Growth Securities Fund B
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
         Growth Portfolio
         Growth Portfolio B
         Contrafund Portfolio
         Growth Opportunities Portfolio
         Growth & Income Portfolio
         Equity-Income Portfolio
         Equity-Income Portfolio B
         High Income Portfolio B
       American Century Variable Portfolios, Inc. (American Century):
         Income & Growth Fund
         International Fund
         Value Fund
       Dreyfus Variable Investment Fund (Dreyfus):
         Stock Index Fund
         Stock Index Fund B
         Disciplined Stock Portfolio
         Disciplined Stock Portfolio B
         Capital Appreciation Portfolio
         Capital Appreciation Portfolio B
       INVESCO Variable Investment Funds, Inc. (INVESCO):
         Dynamics Fund
         High Yield Fund
       PIMCO Variable Insurance Trust (PIMCO):
         High Yield Portfolio
         Low Duration Portfolio
         StocksPLUS Growth & Income Portfolio
         Total Return Portfolio
       Scudder Variable Series I (Scudder I):
         International Portfolio
         International Portfolio B
       First American Insurance Portfolios, Inc. (First American):
         Equity Income Class B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) Organization, continued:

During 2003, the following sub-accounts changed names:
  Met Investors Series Trust - MFS Mid Cap Growth Portfolio B to T Rowe
   Price Mid Cap Growth Portfolio B
  Met Investors Series Trust - SSR Concentrated International Portfolio B to
   Harris Oakmark International Portfolio B
  Met Investors Series Trust - JP Morgan Small Cap Stock Portfolio B to
   Met/Putnam Capital Opportunities Portfolio B
  New England Zenith - Zenith Jennison Growth B to MetLife Series - MetLife
   Jennison Growth B
  New England Zenith - Zenith Harris Oakmark Focused Value to MetLife Series
   - MetLife Harris Oakmark Focused Value
  New England Zenith - Zenith Davis Venture Value E to MetLife Series -
   MetLife Davis Venture Value E
  New England Zenith - Zenith MFS Total Return Series B to MetLife Series -
   MetLife MFS Total Return Series B
  New England Zenith - Zenith MFS Investors Trust Series B to MetLife Series
   - MetLife MFS Investors Trust Series B
  New England Zenith - Zenith Capital Guardian U.S. Equity Series B to
   MetLife Series - MetLife Capital Guardian U.S. Equity Series B
  MetLife Series - Putnam Large Cap Growth Portfolio to Met/Putnam Voyager
   Portfolio A
  Putnam Series - Putnam International Growth Fund B to Putnam International
   Equity B

The following sub-accounts ceased operations during the years ended December
  31, 2003 and 2002:

Year ended December 31, 2003:                             Date Ceased Operations
-----------------------------                             ----------------------
 Met Investors Lord Abbett Developing Growth Portfolio        April 25, 2003
 Met Investors Lord Abbett Developing Growth Portfolio B      April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio             April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio B           April 25, 2003
 Met Investors JP Morgan International Equity Portfolio       April 25, 2003
 Met Investors JP Morgan International Equity Portfolio B     April 25, 2003
 GACC Money Market Fund                                       April 25, 2003
Year ended December 31, 2002:
-----------------------------
 Goldman Sachs Internet Tollkeeper Fund                       May 1, 2002
 Goldman Sachs Global Income Fund                             May 1, 2002

 The following sub-accounts began operations during the years ended
   December 31, 2003 and 2002:

 Year ended December 31, 2003:                           Date Began Operations
 -----------------------------                           ---------------------
  MetLife Lord Abbett America's Value Portfolio B           May 1, 2003
  MetLife PIMCO Inflation Protected Bond Portfolio B        May 1, 2003
  Met Investors MFS Research International Portfolio        April 25, 2003
  MetLife Davis Venture Value A                             May 1, 2003
  MetLife MFS Total Return Series A                         May 1, 2003
  MetLife Capital Guardian U.S. Equity Series A             May 1, 2003
  MetLife Met/Putnam Voyager Portfolio B                    May 1, 2003
  MetLife MFS Research Series B                             May 1, 2003
  MetLife Putnam International Stock Class B                May 1, 2003
  MetLife SSR Money Market Portfolio                        April 25, 2003
  Putnam Equity Income B                                    May 1, 2003
 Year ended December 31, 2002:
 -----------------------------
  Met Investors Third Avenue Small Cap Value Portfolio B    May 1, 2002
  AIM Premier Equity Fund B                                 May 1, 2002
  AIM Capital Appreciation Fund B                           May 1, 2002
  AIM International Growth Fund B                           May 1, 2002

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) Organization, continued:

      Year ended December 31, 2002:                 Date Began Operations
      -----------------------------                 ---------------------
      MetLife Jennison Growth B                          May 1, 2002
      MetLife MFS Investors Trust B                      May 1, 2002
      MetLife MFS Total Return B                         May 1, 2002
      MetLife Capital Guardian U.S. Equity Series B      May 1, 2002

(2) Significant Accounting Policies:

  (a) Investment Valuation
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios. These investment companies value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (b) Reinvestment of Distributions
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (c) Federal Income Taxes
      The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (d) Annuity Reserves
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLI.

  (e) Estimates
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

(3) Separate Account Expenses:
   For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.35%. This charge varies according to the product specifications.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(4) Contract Fees:
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 2003, MLI deducted surrender fees of $2,098,130 from the Separate Account.

   For variable annuity contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   MLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLI may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2003, MLI deducted contract maintenance and transfer fees of $4,003,716 from the Separate Account.

   Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) Cost Basis of Investments:
   The cost basis of each sub-account's investment as of December 31, 2003 follows:

   Met Investors Lord Abbett Growth & Income Portfolio        $  698,134,860
   Met Investors Lord Abbett Growth & Income Portfolio B         361,010,273
   Met Investors Lord Abbett Bond Debenture Portfolio            133,226,660
   Met Investors Lord Abbett Bond Debenture Portfolio B          171,876,550
   Met Investors Lord Abbett Growth Opportunity Portfolio         19,981,373
   Met Investors Lord Abbett Growth Opportunity Portfolio B       21,898,466
   Met Investors Lord Abbett Mid-Cap Value Portfolio              63,953,748
   Met Investors Lord Abbett Mid-Cap Value Portfolio B            80,483,629
   Met Investors Lord Abbett America's Value Portfolio B           5,025,402
   Met Investors JP Morgan Quality Bond Portfolio                 69,965,216
   Met Investors JP Morgan Quality Bond Portfolio B               51,789,504
   Met Investors JP Morgan Select Equity Portfolio               120,950,685
   Met Investors JP Morgan Select Equity Portfolio B               8,435,343
   Met Investors JP Morgan Small Cap Stock Portfolio              45,437,490
   Met Investors Met/Putnam Capital Opportunities Portfolio B      2,284,831
   Met Investors Met/Putnam Research Portfolio B                  16,458,758
   Met Investors Oppenheimer Capital Appreciation Portfolio B    105,640,385
   Met Investors PIMCO Inflation Protected Bond Portfolio B       79,595,983
   Met Investors PIMCO Money Market Portfolio B                   39,328,222
   Met Investors Janus Aggressive Growth Portfolio B              49,033,858
   Met Investors PIMCO Total Return Bond Portfolio B             187,011,978
   Met Investors PIMCO Innovation Portfolio B                      6,798,191
   Met Investors T Rowe Price Mid Cap Growth Portfolio B          60,443,286
   Met Investors MFS Research International Portfolio             37,274,844
   Met Investors MFS Research International Portfolio B           29,587,819
   Met Investors AIM Small Cap Growth Portfolio B                 36,877,075
   Met Investors AIM Mid Cap Core Equity Portfolio B              39,391,231
   Met Investors Harris Oakmark International Portfolio B         59,710,561
   Met Investors Third Avenue Small Cap Value Portfolio B         58,708,410
   Russell Multi-Style Equity Fund                                54,380,159
   Russell Aggressive Equity Fund                                  8,733,559
   Russell Non-US Fund                                            19,733,233
   Russell Core Bond Fund                                         27,917,664
   Russell Real Estate Securities Fund                             2,583,394
   AIM Premier Equity Fund                                        75,279,142
   AIM Premier Equity Fund B                                       1,133,025
   AIM Capital Appreciation Fund                                  47,706,194
   AIM Capital Appreciation Fund B                                   752,371
   AIM International Growth Fund                                   4,285,606
   AIM International Growth Fund B                                   222,251
   Alliance Premier Growth Portfolio                              54,995,339
   Alliance Premier Growth Portfolio B                            73,349,005
   Alliance Bernstein Real Estate Investment Portfolio             9,006,352
   Alliance Bernstein Real Estate Investment Portfolio B          26,848,362
   Alliance Bernstein Small Cap Portfolio B                        1,581,824

         Alliance Bernstein Value Portfolio B           $      953,274
         Liberty Newport Tiger Fund, Variable Series           550,194
         Goldman Sachs Growth & Income Fund                  4,729,593
         Goldman Sachs International Equity Fund             2,525,582
         Scudder II Dreman High Return Equity Portfolio        203,533
         Scudder II Small Cap Growth Portfolio               3,123,085
         Scudder II Dreman Small Cap Value Portfolio         3,992,924
         Scudder II Government Securities Portfolio          2,876,539
         MFS Bond Series                                       940,087
         MFS Research Series                                14,738,560
         MFS Research Series B                               1,339,745
         MFS Emerging Growth Series                         17,454,696
         MFS Emerging Growth Series B                          998,371
         MFS High Income Series                              9,707,009
         MFS High Income Series B                           32,792,624
         MFS Strategic Income Series                         1,595,213
         MFS Strategic Income Series B                       5,467,319
         MFS Investors Trust Series                         25,081,239
         MFS Investors Trust Series B                       18,067,334
         MFS New Discovery Series                            7,222,493
         MFS New Discovery Series B                         34,053,712
         MetLife Davis Venture Value A                       1,772,993
         MetLife Davis Venture Value E                     139,552,861
         MetLife Harris Oakmark Focused Value B             91,446,213
         MetLife Jennison Growth B                          52,354,074
         MetLife MFS Investors Trust Series B               38,417,832
         MetLife MFS Total Return Series A                   2,466,707
         MetLife MFS Total Return Series B                  14,842,633
         MetLife Capital Guardian U.S. Equity Series A       2,550,909
         MetLife Capital Guardian U.S. Equity Series B      21,931,582
         MetLife Met/Putnam Voyager Portfolio A                351,587
         MetLife Met/Putnam Voyager Portfolio B              1,395,211
         MetLife MFS Research Series B                         117,888
         MetLife Putnam International Stock Class A            277,359
         MetLife Putnam International Stock Class B         11,723,704
         MetLife SSR Money Market Portfolio                 22,085,414
         MetLife Stock Index Portfolio B                    21,025,841
         Oppenheimer Capital Appreciation Fund              10,446,274
         Oppenheimer Main Street Growth & Income Fund       10,552,019
         Oppenheimer High Income Fund                        3,374,438
         Oppenheimer Bond Fund                              12,029,096
         Oppenheimer Strategic Bond Fund                     3,255,564
         Putnam Growth & Income Fund                        24,307,761
         Putnam Growth & Income Fund B                       2,392,400
         Putnam New Value Fund                               1,505,548

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) Cost Basis of Investments, continued:

      Putnam New value Fund B                               $      622,325
      Putnam Vista Fund                                          9,310,424
      Putnam Vista Fund B                                          718,031
      Putnam International Growth Fund                          26,103,268
      Putnam International Equity B                             42,271,058
      Putnam International New Opportunities Fund                2,154,613
      Putnam International New Opportunities Fund B                245,603
      Putnam Equity Income B                                     2,366,452
      Templeton Global Income Securities Fund                    1,005,892
      Templeton Global Income Securities Fund B                    363,734
      Templeton Franklin Small Cap Fund                          5,443,504
      Templeton Franklin Small Cap Fund B                        5,192,215
      Templeton Growth Securities Fund                           3,079,343
      Templeton Growth Securities Fund B                         1,926,713
      Templeton Foreign Securities Fund                         13,343,623
      Templeton Foreign Securities Fund B                       11,735,926
      Templeton Developing Markets Securities Fund               6,308,576
      Templeton Developing Markets Securities Fund B            16,365,929
      Templeton Mutual Shares Securities Fund                    9,690,695
      Templeton Mutual Shares Securities Fund B                 21,986,971
      Templeton Franklin Large Cap Growth Securities Fund        6,434,697
      Templeton Franklin Large Cap Growth Securities Fund B      6,280,870
      Fidelity Growth Portfolio                                  3,441,475
      Fidelity Growth Portfolio B                               11,095,211

           Fidelity Contrafund Portfolio              $    3,512,999
           Fidelity Growth Opportunities Portfolio           719,981
           Fidelity Growth & Income Portfolio              2,396,303
           Fidelity Equity-Income Portfolio                1,915,549
           Fidelity Equity-Income Portfolio B              4,318,089
           Fidelity High Income Portfolio B                  731,348
           American Century Income & Growth Fund          68,126,932
           American Century International Fund               610,456
           American Century Value Fund                    13,528,705
           Dreyfus Stock Index Fund                        1,028,139
           Dreyfus Stock Index Fund B                      2,503,878
           Dreyfus Disciplined Stock Portfolio               139,526
           Dreyfus Disciplined Stock Portfolio B             286,398
           Dreyfus Capital Appreciation Portfolio          5,491,044
           Dreyfus Capital Appreciation Portfolio B       18,298,672
           INVESCO Dynamics Fund                          28,044,822
           INVESCO High Yield Fund                         4,063,270
           PIMCO High Yield Portfolio                      4,471,906
           PIMCO Low Duration Portfolio                   12,941,935
           PIMCO StocksPLUS Growth & Income Portfolio      1,223,454
           PIMCO Total Return Portfolio                   34,253,636
           Scudder I International Portfolio               3,535,902
           Scudder I International Portfolio B             8,305,203
           First American Equity Income Class B           16,582,363
                                                      --------------
                                                      $4,191,928,803
                                                      ==============

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding
   The changes in units outstanding for the years ended December 31, 2002 and December 31, 2003 were as follows:

                                                                  Met Investors
                            -----------------------------------------------------------------------------------------
                            Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                             Growth &       Growth &         Bond           Bond        Developing     Developing
                              Income         Income        Debenture      Debenture       Growth         Growth
                             Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio     Portfolio B
                            -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002    19,920,999      1,454,416     10,085,008        990,119      3,102,592        227,438
   Units Issued                 635,972      3,743,973        508,995      3,810,385         73,317        399,355
   Units Redeemed            (2,817,170)      (299,899)    (1,404,783)      (401,134)      (663,371)       (52,334)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002  17,739,801      4,898,490      9,189,220      4,399,370      2,512,538        574,459
   Units Issued               3,226,890      4,951,688        485,770      8,470,890         10,027         46,872
   Units Redeemed            (2,305,743)      (487,302)    (1,322,847)    (1,127,995)    (2,522,565)      (621,331)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003  18,660,948      9,362,876      8,352,143     11,742,265              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002       134,895              -         37,548              -          9,439              -
   Units Issued                  52,573              -         18,167              -          2,704              -
   Units Redeemed               (29,518)             -        (17,213)             -         (4,724)             -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002     157,950              -         38,502              -          7,419              -
   Units Issued                  46,040            154         29,041            133            284              -
   Units Redeemed               (37,015)           (11)       (12,043)           (10)        (7,703)             -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003     166,975            143         55,500            123              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========


                            Lord Abbett
                              Growth
                            Opportunity
                             Portfolio
                            -----------
Accumulation Units:
 Unit Balance at 1/1/2002        85,739
   Units Issued                 213,497
   Units Redeemed               (44,573)
                            -----------
 Unit Balance at 12/31/2002     254,663
   Units Issued               2,894,096
   Units Redeemed              (282,329)
                            -----------
 Unit Balance at 12/31/2003   2,866,430
                            ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -
   Units Issued                     398
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002         398
   Units Issued                   6,340
   Units Redeemed                  (940)
                            -----------
 Unit Balance at 12/31/2003       5,798
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                                                   Met Investors
                            ------------------------------------------------------------------------------------------
                            Lord Abbett    Lord Abbett    Lord Abbett  Lord Abbett     JP Morgan      JP Morgan     JP Morgan
                              Growth         Mid-Cap        Mid-Cap     America's      Enhanced       Enhanced    International
                            Opportunity       Value          Value        Value          Index          Index        Equity
                            Portfolio B     Portfolio     Portfolio B  Portfolio B     Portfolio     Portfolio B    Portfolio
                            -----------    -----------    -----------  -----------    -----------    -----------  -------------
Accumulation Units:
 Unit Balance at 1/1/2002       615,943      3,998,233        897,440            -      9,746,539        190,262     6,859,229
   Units Issued               1,478,850        993,785      2,307,894            -        385,039        186,655       767,889
   Units Redeemed              (136,683)      (594,225)      (150,524)           -     (2,283,735)       (51,949)   (2,338,966)
                            -----------    -----------    -----------  -----------    -----------    -----------   -----------
 Unit Balance at 12/31/2002   1,958,110      4,397,793      3,054,810            -      7,847,843        324,968     5,288,152
   Units Issued               1,319,729        499,599      1,954,151      479,805         12,448         27,371       132,881
   Units Redeemed              (370,018)      (548,629)      (280,886)     (31,868)    (7,860,291)      (352,339)   (5,421,033)
                            -----------    -----------    -----------  -----------    -----------    -----------   -----------
 Unit Balance at 12/31/2003   2,907,821      4,348,763      4,728,075      447,937              -              -             -
                            ===========    ===========    ===========  ===========    ===========    ===========   ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -          7,751              -            -         43,246              -        12,465
   Units Issued                       -          9,142              -            -          7,276              -         5,735
   Units Redeemed                     -         (2,372)             -            -        (10,749)             -        (4,123)
                            -----------    -----------    -----------  -----------    -----------    -----------   -----------
 Unit Balance at 12/31/2002           -         14,521              -            -         39,773              -        14,077
   Units Issued                       -            403            117          526          1,828              -         1,788
   Units Redeemed                     -         (6,687)            (9)         (38)       (41,601)             -       (15,865)
                            -----------    -----------    -----------  -----------    -----------    -----------   -----------
 Unit Balance at 12/31/2003           -          8,237            108          488              -              -             -
                            ===========    ===========    ===========  ===========    ===========    ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                                                   Met Investors
                            -------------------------------------------------------------------------------------------
                              JP Morgan     JP Morgan    JP Morgan      JP Morgan      JP Morgan      JP Morgan      Met/Putnam
                            International    Quality      Quality        Select         Select        Small Cap        Capital
                               Equity         Bond         Bond          Equity         Equity          Stock       Opportunities
                             Portfolio B    Portfolio   Portfolio B     Portfolio     Portfolio B     Portfolio      Portfolio B
                            -------------  -----------  -----------    -----------    -----------    -----------    -------------
Accumulation Units:
 Unit Balance at 1/1/2002         94,256     6,648,417      500,675     10,910,514        305,340      4,770,697          58,653
   Units Issued                  246,130       780,201    1,665,438         77,939        295,058        141,709         125,199
   Units Redeemed               (166,841)   (1,341,572)    (214,675)    (2,443,350)       (55,256)    (1,168,133)        (24,611)
                             -----------   -----------  -----------    -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2002      173,545     6,087,046    1,951,438      8,545,103        545,142      3,744,273         159,241
   Units Issued                   11,284       213,992    1,878,091         58,388         94,887         45,879          57,921
   Units Redeemed               (184,829)   (1,235,223)    (317,974)    (1,304,523)       (49,122)      (676,583)        (34,345)
                             -----------   -----------  -----------    -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2003            -     5,065,815    3,511,555      7,298,968        590,907      3,113,569         182,817
                             ===========   ===========  ===========    ===========    ===========    ===========     ===========

Annuitization Units:
 Unit Balance at 1/1/2002              -        30,512            -         27,964              -         11,715               -
   Units Issued                        -        20,414            -          8,886              -          7,326               -
   Units Redeemed                      -       (15,397)           -         (9,190)             -         (3,430)              -
                             -----------   -----------  -----------    -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2002            -        35,529            -         27,660              -         15,611               -
   Units Issued                        -        20,706          137          8,243              -          2,682               -
   Units Redeemed                      -       (11,049)         (10)        (7,813)             -         (3,645)              -
                             -----------   -----------  -----------    -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2003            -        45,186          127         28,090              -         14,648               -
                             ===========   ===========  ===========    ===========    ===========    ===========     ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                                                   Met Investors
                            -------------------------------------------------------------------------------------------
                                         Oppenheimer      PIMCO         PIMCO        Janus        PIMCO
                            Met/Putnam     Capital      Inflation       Money     Aggressive   Total Return    PIMCO
                             Research    Appreciation Protected Bond   Market       Growth         Bond     Innovation
                            Portfolio B  Portfolio B   Portfolio B   Portfolio B  Portfolio B  Portfolio B  Portfolio B
                            -----------  ------------ -------------- -----------  -----------  ------------ -----------
Accumulation Units:
 Unit Balance at 1/1/2002       130,063      288,226             -       467,182      164,202      218,855      111,243
   Units Issued                 918,675    3,531,993             -     6,210,028    1,779,446    6,541,017      609,357
   Units Redeemed               (75,160)    (334,704)            -    (3,904,217)    (205,418)    (614,716)    (109,762)
                            -----------  -----------   -----------   -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002     973,578    3,485,515             -     2,772,993    1,738,230    6,145,156      610,838
   Units Issued               2,205,117   12,702,418     8,128,269     7,133,006    7,105,910   13,887,316    1,402,143
   Units Redeemed              (711,710)    (807,184)     (422,079)   (5,953,210)    (422,837)  (3,642,928)    (245,082)
                            -----------  -----------   -----------   -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003   2,466,985   15,380,749     7,706,190     3,952,789    8,421,303   16,389,544    1,767,899
                            ===========  ===========   ===========   ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -             -             -            -            -            -
   Units Issued                       -            -             -             -            -            -            -
   Units Redeemed                     -            -             -             -            -            -            -
                            -----------  -----------   -----------   -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            -             -             -            -            -            -
   Units Issued                       -            -             -             -            -            -            -
   Units Redeemed                     -            -             -             -            -            -            -
                            -----------  -----------   -----------   -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003           -            -             -             -            -            -            -
                            ===========  ===========   ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                                                    Met Investors
                            --------------------------------------------------------------------------------------------
                            T Rowe Price        MFS           MFS          AIM            AIM           Harris      Third Avenue
                              Mid Cap        Research      Research     Small Cap       Mid Cap         Oakmark      Small Cap
                               Growth      International International   Growth       Core Equity    International     Value
                            Portfolio B      Portfolio    Portfolio B  Portfolio B    Portfolio B     Portfolio B   Portfolio B
                            ------------   ------------- ------------- -----------    -----------    -------------  ------------
Accumulation Units:
 Unit Balance at 1/1/2002       216,911               -       101,829       18,549         16,422           2,650             -
   Units Issued               2,609,666               -     2,197,272    1,125,669        719,069         578,612       921,574
   Units Redeemed              (268,556)              -      (718,204)     (80,910)       (81,964)        (59,915)      (48,075)
                            -----------     -----------   -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2002   2,558,021               -     1,580,897    1,063,308        653,527         521,347       873,499
   Units Issued               9,902,039       4,198,862     3,783,555    3,232,837      3,313,649       5,968,057     5,691,785
   Units Redeemed            (1,031,846)       (481,266)   (1,461,053)    (462,433)      (231,090)       (411,746)     (335,965)
                            -----------     -----------   -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2003  11,428,214       3,717,596     3,903,399    3,833,712      3,736,086       6,077,658     6,229,319
                            ===========     ===========   ===========  ===========    ===========     ===========   ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -               -             -            -              -               -             -
   Units Issued                       -               -             -            -              -               -             -
   Units Redeemed                     -               -             -            -              -               -             -
                            -----------     -----------   -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2002           -               -             -            -              -               -             -
   Units Issued                       -          17,765             -            -              -               -             -
   Units Redeemed                     -          (2,410)            -            -              -               -             -
                            -----------     -----------   -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2003           -          15,355             -            -              -               -             -
                            ===========     ===========   ===========  ===========    ===========     ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements



(6) Changes in Units Outstanding, continued:

                                GACC                                   Russell
                            -----------    ---------------------------------------------------------------
                                                                                                           Real
                               Money       Multi-Style     Aggressive                       Core          Estate
                               Market        Equity          Equity         Non-US          Bond        Securities
                                Fund          Fund            Fund           Fund           Fund           Fund
                            -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002     2,913,630      4,904,223      1,076,155      1,986,614      2,914,837        216,101
   Units Issued               4,280,630        308,497         55,392        180,173        195,841         46,860
   Units Redeemed            (4,314,744)      (644,589)      (168,849)      (352,515)      (492,212)       (58,864)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002   2,879,516      4,568,131        962,698      1,814,272      2,618,466        204,097
   Units Issued                 984,492        187,600         44,919         73,520         75,763         22,082
   Units Redeemed            (3,864,008)      (553,739)      (155,252)      (271,791)      (583,646)       (28,916)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003           -      4,201,992        852,365      1,616,001      2,110,583        197,263
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002        27,212         12,520          3,735          1,664         22,877            422
   Units Issued                   5,112          2,687          2,311             57          1,442              -
   Units Redeemed                (5,555)          (625)          (552)          (297)        (5,539)           (91)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002      26,769         14,582          5,494          1,424         18,780            331
   Units Issued                   9,375          2,427            472          1,425         14,627            198
   Units Redeemed               (36,144)       (10,733)        (2,755)          (701)        (6,216)          (100)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003           -          6,276          3,211          2,148         27,191            429
                            ===========    ===========    ===========    ===========    ===========    ===========

                                AIM
                            -----------

                              Premier
                              Equity
                               Fund
                            -----------
Accumulation Units:
 Unit Balance at 1/1/2002     6,929,229
   Units Issued                 829,034
   Units Redeemed            (1,564,238)
                            -----------
 Unit Balance at 12/31/2002   6,194,025
   Units Issued                  92,278
   Units Redeemed            (1,054,390)
                            -----------
 Unit Balance at 12/31/2003   5,231,913
                            ===========

Annuitization Units:
 Unit Balance at 1/1/2002        15,536
   Units Issued                   5,167
   Units Redeemed                (3,617)
                            -----------
 Unit Balance at 12/31/2002      17,086
   Units Issued                   2,883
   Units Redeemed                (3,609)
                            -----------
 Unit Balance at 12/31/2003      16,360
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements



(6) Changes in Units Outstanding, continued:

                                                           AIM                                             Alliance
                            -----------------------------------------------------------------      ------------------------
                              Premier        Capital      Capital    International  International    Premier        Premier
                              Equity       Appreciation Appreciation    Growth         Growth        Growth         Growth
                              Fund B           Fund        Fund B        Fund          Fund B       Portfolio     Portfolio B
                            -----------    ------------ ------------ -------------  -------------  -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002             -      4,248,329            -       730,174              -     4,640,967      1,214,520
   Units Issued                  79,280        600,784       57,122     1,029,980         28,423       322,602      2,940,252
   Units Redeemed                (4,469)    (1,004,870)      (9,129)   (1,119,080)       (24,670)   (1,205,327)      (193,995)
                            -----------    -----------  -----------   -----------    -----------   -----------    -----------
 Unit Balance at 12/31/2002      74,811      3,844,243       47,993       641,074          3,753     3,758,242      3,960,777
   Units Issued                  90,068         99,412       54,971       479,770         24,726       270,682      3,658,907
   Units Redeemed               (25,827)      (691,872)     (19,299)     (581,536)        (2,003)     (617,282)      (356,537)
                            -----------    -----------  -----------   -----------    -----------   -----------    -----------
Unit Balance at 12/31/2003      139,052      3,251,783       83,665       539,308         26,476     3,411,642      7,263,147
                            ===========    ===========  ===========   ===========    ===========   ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -         11,008            -         5,736              -         3,907              -
   Units Issued                       -          2,917            -         9,843              -         3,545              -
   Units Redeemed                     -         (2,417)           -        (4,959)             -        (1,183)             -
                            -----------    -----------  -----------   -----------    -----------   -----------    -----------
 Unit Balance at 12/31/2002           -         11,508            -        10,620              -         6,269              -
   Units Issued                       -              -            -         1,648              -         2,047              -
   Units Redeemed                     -         (4,586)           -        (7,574)             -        (1,559)             -
                            -----------    -----------  -----------   -----------    -----------   -----------    -----------
 Unit Balance at 12/31/2003           -          6,922            -         4,694              -         6,757              -
                            ===========    ===========  ===========   ===========    ===========   ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                                 Alliance                               Liberty            Goldman Sachs
                            --------------------------------------------------        -----------    -------------------------
                             Bernstein      Bernstein      Bernstein                    Newport
                            Real Estate    Real Estate       Small      Bernstein     Tiger Fund,      Growth &     International
                            Investment     Investment         Cap         Value        Variable         Income         Equity
                             Portfolio     Portfolio B    Portfolio B  Portfolio B      Series           Fund           Fund
                            -----------    -----------    -----------  -----------    -----------    -----------    -------------
Accumulation Units:
 Unit Balance at 1/1/2002     1,096,192        504,313          6,876       21,497         76,324        694,759         276,366
   Units Issued                 126,472      1,059,086        156,859       83,866        190,913         35,096          36,934
   Units Redeemed              (212,446)       (97,757)       (16,533)     (16,592)      (198,738)      (151,988)        (82,456)
                            -----------    -----------    -----------  -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2002   1,010,218      1,465,642        147,202       88,771         68,499        577,867         230,844
   Units Issued                  73,036      1,134,637         68,970       30,224            108             78             963
   Units Redeemed              (148,302)      (144,883)       (65,030)     (11,419)       (14,464)      (100,931)        (38,041)
                            -----------    -----------    -----------  -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2003     934,952      2,455,396        151,142      107,576         54,143        477,014         193,766
                            ===========    ===========    ===========  ===========    ===========    ===========     ===========

Annuitization Units:
 Unit Balance at 1/1/2002           565              -              -            -              -            814           1,503
   Units Issued                   1,690              -              -            -              -         16,060               -
   Units Redeemed                  (174)             -              -            -              -         (5,732)           (281)
                            -----------    -----------    -----------  -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2002       2,081              -              -            -              -         11,142           1,222
   Units Issued                     419              -              -            -              -          1,346             456
   Units Redeemed                  (421)             -              -            -              -         (2,380)           (316)
                            -----------    -----------    -----------  -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2003       2,079              -              -            -              -         10,108           1,362
                            ===========    ===========    ===========  ===========    ===========    ===========     ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                  Goldman Sachs                               Scudder II                                MFS
                            ------------------------      --------------------------------------------------        -----------
                                                            Dreman        Small         Dreman
                               Global        Internet     High Return      Cap         Small Cap      Government
                               Income       Tollkeeper      Equity       Growth          Value        Securities        Bond
                                Fund           Fund        Portfolio    Portfolio      Portfolio      Portfolio        Series
                            -----------    -----------    -----------  -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002       156,307        258,649         11,398      270,537        534,806        237,947        147,949
   Units Issued                  39,662          8,941         18,063      144,310        199,679        157,945         24,337
   Units Redeemed              (195,969)      (267,590)        (2,799)    (165,564)      (208,550)       (84,195)       (72,098)
                            -----------    -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -              -         26,662      249,283        525,935        311,697        100,188
   Units Issued                       -              -         11,580       53,945          9,802          6,017         20,608
   Units Redeemed                     -              -        (19,275)     (46,962)      (109,941)       (89,343)       (46,132)
                            -----------    -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003           -              -         18,967      256,266        425,796        228,371         74,664
                            ===========    ===========    ===========  ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002           152              -              -            -              -              -              -
   Units Issued                       -              -              -            -              -              -              -
   Units Redeemed                  (152)             -              -            -              -              -              -
                            -----------    -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -              -              -            -              -              -              -
   Units Issued                       -              -              -            -              -              -              -
   Units Redeemed                     -              -              -            -              -              -              -
                            -----------    -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003           -              -              -            -              -              -              -
                            ===========    ===========    ===========  ===========    ===========    ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                                                       MFS
                            -----------------------------------------------------------------------------------------
                                                        Emerging       Emerging       High           High        Strategic
                              Research     Research      Growth         Growth       Income         Income        Income
                               Series      Series B      Series        Series B      Series        Series B       Series
                            -----------  -----------  -----------    -----------  -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002     1,536,906       68,188    1,650,920         36,283      779,282        304,853         20,273
   Units Issued                  88,936       71,216      224,796         51,455      217,398      1,424,465        158,616
   Units Redeemed              (393,062)     (16,312)    (539,142)        (6,665)    (144,371)      (133,815)       (37,201)
                            -----------  -----------  -----------    -----------  -----------    -----------    -----------
 Unit Balance at 12/31/2002   1,232,780      123,092    1,336,574         81,073      852,309      1,595,503        141,688
   Units Issued                  28,385       29,453      172,523         33,413      187,171      1,802,470         28,292
   Units Redeemed              (214,501)      (9,134)    (341,804)       (12,209)    (177,278)      (166,051)       (33,831)
                            -----------  -----------  -----------    -----------  -----------    -----------    -----------
 Unit Balance at 12/31/2003   1,046,664      143,411    1,167,293        102,277      862,202      3,231,922        136,149
                            ===========  ===========  ===========    ===========  ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002         1,840            -          638              -          814              -              -
   Units Issued                   1,718            -        2,252              -          453              -            313
   Units Redeemed                (1,026)           -       (1,292)             -         (260)             -           (195)
                            -----------  -----------  -----------    -----------  -----------    -----------    -----------
 Unit Balance at 12/31/2002       2,532            -        1,598              -        1,007              -            118
   Units Issued                   2,118            -          476              -          935              -            333
   Units Redeemed                  (883)           -         (394)             -         (362)             -            (85)
                            -----------  -----------  -----------    -----------  -----------    -----------    -----------
 Unit Balance at 12/31/2003       3,767            -        1,680              -        1,580              -            366
                            ===========  ===========  ===========    ===========  ===========    ===========    ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                                          MFS
                            ---------------------------------------------------------------
                             Strategic      Investors      Investors         New            New
                              Income          Trust          Trust        Discovery      Discovery
                             Series B        Series        Series B        Series        Series B
                            -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002           736      2,514,437        883,104        828,930        867,414
   Units Issued                 227,573        207,232      1,239,340        390,946      2,443,747
   Units Redeemed               (29,794)      (464,937)      (169,474)      (309,233)      (150,029)
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002     198,515      2,256,732      1,952,970        910,643      3,161,132
   Units Issued                 336,226        188,790        219,959        271,838      2,615,622
   Units Redeemed               (79,876)      (260,726)      (293,505)      (148,490)      (307,806)
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003     454,865      2,184,796      1,879,424      1,033,991      5,468,948
                            ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            366              -          3,299              -
   Units Issued                       -         18,752              -          1,929              -
   Units Redeemed                     -         (2,419)             -           (629)             -
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -         16,699              -          4,599              -
   Units Issued                       -          3,579              -            569              -
   Units Redeemed                     -         (3,837)             -         (2,173)             -
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003           -         16,441              -          2,995              -
                            ===========    ===========    ===========    ===========    ===========

                                     MetLife
                            ------------------------
                               Davis          Davis
                              Venture        Venture
                              Value A        Value E
                            -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002             -        364,729
   Units Issued                       -      4,472,756
   Units Redeemed                     -       (366,464)
                            -----------    -----------
 Unit Balance at 12/31/2002           -      4,471,021
   Units Issued                  62,488     12,862,479
   Units Redeemed                  (141)    (1,946,299)
                            -----------    -----------
 Unit Balance at 12/31/2003      62,347     15,387,201
                            ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -              -
   Units Issued                       -              -
   Units Redeemed                     -              -
                            -----------    -----------
 Unit Balance at 12/31/2002           -              -
   Units Issued                       -            979
   Units Redeemed                     -           (118)
                            -----------    -----------
 Unit Balance at 12/31/2003           -            861
                            ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                                                     Metlife
                            -----------------------------------------------------------------------------------------
                              Harris                        MFS            MFS          MFS          Capital        Capital
                              Oakmark                    Investors        Total        Total        Guardian       Guardian
                              Focused      Jennison        Trust          Return       Return      U.S. Equity    U.S. Equity
                              Value B      Growth B      Series B        Series A     Series B      Series A       Series B
                            -----------  -----------    -----------    -----------  -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002       145,247            -              -              -            -              -              -
   Units Issued               2,322,043    1,882,718      1,421,373              -      746,085              -      1,152,783
   Units Redeemed              (248,426)     (94,525)       (44,509)             -      (16,026)             -        (34,825)
                            -----------  -----------    -----------    -----------  -----------    -----------    -----------
 Unit Balance at 12/31/2002   2,218,864    1,788,193      1,376,864              -      730,059              -      1,117,958
   Units Issued               6,309,285    6,343,949      3,212,948         64,374    1,225,489        239,844      1,806,845
   Units Redeemed              (554,856)  (1,923,890)      (143,435)           (88)    (377,181)            (1)      (370,386)
                            -----------  -----------    -----------    -----------  -----------    -----------    -----------
 Unit Balance at 12/31/2003   7,973,293    6,208,252      4,446,377         64,286    1,578,367        239,843      2,554,417
                            ===========  ===========    ===========    ===========  ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -              -              -            -              -              -
   Units Issued                       -            -              -              -            -              -              -
   Units Redeemed                     -            -              -              -            -              -              -
                            -----------  -----------    -----------    -----------  -----------    -----------    -----------
 Unit Balance at 12/31/2002           -            -              -              -            -              -              -
   Units Issued                       -            -              -              -        2,817              -            410
   Units Redeemed                     -            -              -              -         (312)             -            (30)
                            -----------  -----------    -----------    -----------  -----------    -----------    -----------
 Unit Balance at 12/31/2003           -            -              -              -        2,505              -            380
                            ===========  ===========    ===========    ===========  ===========    ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                                                      MetLife
                            -------------------------------------------------------------------------------------------
                                                                        Putnam         Putnam
                            Met/Putnam     Met/Putnam       MFS      International  International  SSR Money        Stock
                              Voyager        Voyager      Research       Stock          Stock       Market          Index
                            Portfolio A    Portfolio B    Series B      Class A        Class B     Portfolio     Portfolio B
                            -----------    -----------  -----------  -------------  ------------- -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002       109,052              -            -        54,113              -            -         43,948
   Units Issued                  16,669              -            -         6,608              -            -      1,290,674
   Units Redeemed               (39,987)             -            -       (16,026)             -            -       (252,018)
                            -----------    -----------  -----------   -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2002      85,734              -            -        44,695              -            -      1,082,604
   Units Issued               2,682,736        138,571       10,811         3,414      1,079,689    4,572,529      1,794,890
   Units Redeemed            (2,682,061)       (12,975)          (4)      (13,939)       (40,049)  (2,383,543)      (553,416)
                            -----------    -----------  -----------   -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2003      86,409        125,596       10,807        34,170      1,039,640    2,188,986      2,324,078
                            ===========    ===========  ===========   ===========    ===========  ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -              -            -             -              -            -              -
   Units Issued                       -              -            -             -              -            -              -
   Units Redeemed                     -              -            -             -              -            -              -
                            -----------    -----------  -----------   -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2002           -              -            -             -              -            -              -
   Units Issued                       -            794            -             -            171       36,795              -
   Units Redeemed                     -            (75)           -             -            (12)      (5,218)             -
                            -----------    -----------  -----------   -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2003           -            719            -             -            159       31,577              -
                            ===========    ===========  ===========   ===========    ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements



(6) Changes in Units Outstanding, continued:

                                                      Oppenheimer                                             Putnam
                            ---------------------------------------------------------------          ------------------------
                                           Main Street
                              Capital       Growth &          High                     Strategic       Growth &     Growth &
                            Appreciation     Income          Income        Bond          Bond           Income       Income
                                Fund          Fund            Fund         Fund          Fund            Fund        Fund B
                            ------------   -----------    -----------  -----------    -----------    -----------  -----------
Accumulation Units:
 Unit Balance at 1/1/2002       772,904      1,357,695        298,630    1,161,929        336,996      2,739,982       80,901
   Units Issued                  83,233         87,958         47,085      289,333         30,121        224,456       83,829
   Units Redeemed              (213,020)      (415,708)       (72,955)    (299,422)       (69,536)      (596,159)     (19,959)
                            -----------    -----------    -----------  -----------    -----------    -----------  -----------
 Unit Balance at 12/31/2002     643,117      1,029,945        272,760    1,151,840        297,581      2,368,279      144,771
   Units Issued                 180,424         84,866         46,387       98,838         32,473        154,742      116,995
   Units Redeemed              (138,401)      (160,023)       (43,365)    (307,982)       (70,641)      (568,222)     (29,431)
                            -----------    -----------    -----------  -----------    -----------    -----------  -----------
 Unit Balance at 12/31/2003     685,140        954,788        275,782      942,696        259,413      1,954,799      232,335
                            ===========    ===========    ===========  ===========    ===========    ===========  ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -              -              -            -          2,133          3,726            -
   Units Issued                       -          1,317              -            -            213         17,041            -
   Units Redeemed                     -           (229)             -            -              -         (4,240)           -
                            -----------    -----------    -----------  -----------    -----------    -----------  -----------
 Unit Balance at 12/31/2002           -          1,088              -            -          2,346         16,527            -
   Units Issued                       -              -              -            -              -              -            -
   Units Redeemed                     -           (702)             -            -         (1,583)        (2,099)           -
                            -----------    -----------    -----------  -----------    -----------    -----------  -----------
 Unit Balance at 12/31/2003           -            386              -            -            763         14,428            -
                            ===========    ===========    ===========  ===========    ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements



(6) Changes in Units Outstanding, continued:

                                                                       Putnam
                            --------------------------------------------------------------------------------------------
                                                                                                                    International
                                New            New                                    International                      New
                               Value          Value          Vista          Vista        Growth      International  Opportunities
                               Fund           Fund B         Fund           Fund B        Fund         Equity B         Fund
                            -----------    -----------    -----------    -----------  -------------  -------------  -------------
Accumulation Units:
 Unit Balance at 1/1/2002       161,190         27,156        864,059         24,886     1,987,476        740,305        292,315
   Units Issued                  40,746         75,758         54,560        138,065       189,049      1,984,454        237,944
   Units Redeemed               (44,883)       (13,978)      (229,206)       (13,709)     (344,909)      (209,680)      (296,846)
                            -----------    -----------    -----------    -----------   -----------    -----------    -----------
 Unit Balance at 12/31/2002     157,053         88,936        689,413        149,242     1,831,616      2,515,079        233,413
   Units Issued                  20,137          9,999         40,066         11,734       107,094      1,457,933         24,090
   Units Redeemed               (55,731)       (47,088)      (154,768)       (83,690)     (269,758)      (225,555)       (70,354)
                            -----------    -----------    -----------    -----------   -----------    -----------    -----------
 Unit Balance at 12/31/2003     121,459         51,847        574,711         77,286     1,668,952      3,747,457        187,149
                            ===========    ===========    ===========    ===========   ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002           645              -          2,903              -           185              -          2,076
   Units Issued                   4,503              -            350              -         2,015              -            357
   Units Redeemed                (2,754)             -           (957)             -          (191)             -           (462)
                            -----------    -----------    -----------    -----------   -----------    -----------    -----------
 Unit Balance at 12/31/2002       2,394              -          2,296              -         2,009              -          1,971
   Units Issued                       -              -          1,738              -           258              -          1,005
   Units Redeemed                  (744)             -           (767)             -          (407)             -           (561)
                            -----------    -----------    -----------    -----------   -----------    -----------    -----------
 Unit Balance at 12/31/2003       1,650              -          3,267              -         1,860              -          2,415
                            ===========    ===========    ===========    ===========   ===========    ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                      Putnam                                         Templeton
                            -------------------------     -----------------------------------------------------------
                            International                    Global         Global        Franklin       Franklin
                                 New                         Income         Income         Small          Small
                            Opportunities     Equity       Securities     Securities        Cap            Cap
                               Fund B        Income B         Fund          Fund B          Fund          Fund B
                            -------------  -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002          9,789             -         95,070         18,615        423,818        124,852
   Units Issued                   94,569             -         11,503         27,225        150,805        227,181
   Units Redeemed                (73,252)            -        (14,350)        (5,342)      (131,924)       (40,964)
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002       31,106             -         92,223         40,498        442,699        311,069
   Units Issued                    7,025       238,762         21,575          1,184        165,861        261,302
   Units Redeemed                 (9,442)      (24,554)       (26,096)        (9,497)      (174,461)       (68,324)
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003       28,689       214,208         87,702         32,185        434,099        504,047
                             ===========   ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002              -             -              -              -              -              -
   Units Issued                        -             -              -              -            447              -
   Units Redeemed                      -             -              -              -           (447)             -
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002            -             -              -              -              -              -
   Units Issued                        -           576              -              -            464              -
   Units Redeemed                      -           (38)             -              -            (88)             -
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003            -           538              -              -            376              -
                             ===========   ===========    ===========    ===========    ===========    ===========

                            ----

                               Growth
                             Securities
                                Fund
                            -----------
Accumulation Units:
 Unit Balance at 1/1/2002       259,143
   Units Issued                  42,818
   Units Redeemed               (71,742)
                            -----------
 Unit Balance at 12/31/2002     230,219
   Units Issued                  10,509
   Units Redeemed               (34,945)
                            -----------
 Unit Balance at 12/31/2003     205,783
                            ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -
   Units Issued                   1,337
   Units Redeemed                   (45)
                            -----------
 Unit Balance at 12/31/2002       1,292
   Units Issued                       -
   Units Redeemed                  (920)
                            -----------
 Unit Balance at 12/31/2003         372
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                                                    Templeton
                            -----------------------------------------------------------------------------------------
                                                                          Developing     Developing     Mutual         Mutual
                               Growth        Foreign        Foreign        Markets        Markets       Shares         Shares
                             Securities     Securities     Securities     Securities     Securities   Securities     Securities
                               Fund B          Fund          Fund B          Fund          Fund B        Fund          Fund B
                            -----------    -----------    -----------    -----------    -----------  -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002        86,788      1,577,562        238,061        976,427        534,427    1,020,486        631,527
   Units Issued                  86,188      1,204,049        621,081         67,482      1,022,987      359,054        944,056
   Units Redeemed               (19,055)    (1,308,880)      (205,665)      (202,217)      (117,226)    (508,623)      (138,871)
                            -----------    -----------    -----------    -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2002     153,921      1,472,731        653,477        841,692      1,440,188      870,917      1,436,712
   Units Issued                   8,913        703,306        855,810         70,661        994,194      127,594        598,062
   Units Redeemed               (13,436)      (706,534)       (84,439)      (145,921)      (188,645)    (190,303)      (159,780)
                            -----------    -----------    -----------    -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2003     149,398      1,469,503      1,424,848        766,432      2,245,737      808,208      1,874,994
                            ===========    ===========    ===========    ===========    ===========  ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -              -              -              -              -        2,083              -
   Units Issued                       -            937              -          2,748              -        2,212              -
   Units Redeemed                     -           (112)             -           (265)             -         (284)             -
                            -----------    -----------    -----------    -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2002           -            825              -          2,483              -        4,011              -
   Units Issued                       -          4,751              -            239              -            -              -
   Units Redeemed                     -           (285)             -           (498)             -         (817)             -
                            -----------    -----------    -----------    -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2003           -          5,291              -          2,224              -        3,194              -
                            ===========    ===========    ===========    ===========    ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                      Templeton                                       Fidelity
                            ----------------------------  ----------------------------------------------------------------
                            Franklin Large Franklin Large
                              Cap Growth     Cap Growth                                                 Growth       Growth &
                              Securities     Securities     Growth       Growth        Contrafund    Opportunities    Income
                                 Fund          Fund B      Portfolio   Portfolio B     Portfolio       Portfolio     Portfolio
                            -------------- -------------- -----------  -----------    -----------    -------------  -----------
Accumulation Units:
 Unit Balance at 1/1/2002        524,082        206,824       295,355       67,028        295,900          96,742       237,682
   Units Issued                  103,555        342,144        24,129      224,978         16,724           1,075        15,918
   Units Redeemed               (165,747)       (43,690)      (66,876)     (34,319)       (46,311)        (23,077)      (38,528)
                             -----------    -----------   -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2002      461,890        505,278       252,608      257,687        266,313          74,740       215,072
   Units Issued                   26,597         68,329        11,096      966,179         34,474           1,121        57,143
   Units Redeemed                (83,351)       (59,096)      (47,175)    (149,270)       (47,927)        (10,774)      (77,092)
                             -----------    -----------   -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2003      405,136        514,511       216,529    1,074,596        252,860          65,087       195,123
                             ===========    ===========   ===========  ===========    ===========     ===========   ===========

Annuitization Units:
 Unit Balance at 1/1/2002          1,899              -             -            -              -               -             -
   Units Issued                    1,096              -             -            -              -               -             -
   Units Redeemed                   (448)             -             -            -              -               -             -
                             -----------    -----------   -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2002        2,547              -             -            -              -               -             -
   Units Issued                      786              -             -            -              -               -             -
   Units Redeemed                   (598)             -             -            -              -               -             -
                             -----------    -----------   -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2003        2,735              -             -            -              -               -             -
                             ===========    ===========   ===========  ===========    ===========     ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                           Fidelity                                 American Century
                            -------------------------------------        --------------------------------------
                              Equity-        Equity-         High          Income &
                              Income         Income         Income          Growth      International     Value
                             Portfolio     Portfolio B    Portfolio B        Fund           Fund          Fund
                            -----------    -----------    -----------    -----------    -------------  -----------
Accumulation Units:
 Unit Balance at 1/1/2002       207,842         45,461          4,006      3,583,698          88,761     1,215,005
   Units Issued                  21,987        252,899         41,611      4,661,632         239,119       591,729
   Units Redeemed               (47,173)       (21,024)       (13,499)      (546,695)       (231,793)     (443,871)
                            -----------    -----------    -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2002     182,656        277,336         32,118      7,698,635          96,087     1,362,863
   Units Issued                   4,640        232,930         68,432      2,620,396          21,136        79,798
   Units Redeemed               (24,824)       (75,962)       (27,968)    (1,245,644)        (19,564)     (277,807)
                            -----------    -----------    -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2003     162,472        434,304         72,582      9,073,387          97,659     1,164,854
                            ===========    ===========    ===========    ===========     ===========   ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -              -              -            458               -           122
   Units Issued                     235              -              -          4,332               -         1,386
   Units Redeemed                  (235)             -              -           (434)              -          (113)
                            -----------    -----------    -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2002           -              -              -          4,356               -         1,395
   Units Issued                       -              -              -          2,052               -           655
   Units Redeemed                     -              -              -         (2,841)              -          (926)
                            -----------    -----------    -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2003           -              -              -          3,567               -         1,124
                            ===========    ===========    ===========    ===========     ===========   ===========

                              Dreyfus
                            -----------
                               Stock
                               Index
                               Fund
                            -----------
Accumulation Units:
 Unit Balance at 1/1/2002       215,068
   Units Issued                  11,872
   Units Redeemed              (101,441)
                            -----------
 Unit Balance at 12/31/2002     125,499
   Units Issued                   2,287
   Units Redeemed               (14,157)
                            -----------
 Unit Balance at 12/31/2003     113,629
                            ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2003           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:

                                                        Dreyfus
                            ---------------------------------------------------------------
                               Stock       Disciplined    Disciplined      Capital        Capital
                               Index          Stock          Stock       Appreciation   Appreciation
                               Fund B       Portfolio     Portfolio B     Portfolio     Portfolio B
                            -----------    -----------    -----------    ------------   ------------
Accumulation Units:
 Unit Balance at 1/1/2002        90,683         34,563         33,244        824,246        653,027
   Units Issued                 303,412            735         12,195         62,357      1,476,907
   Units Redeemed               (60,513)       (12,979)          (845)      (208,395)      (169,219)
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002     333,582         22,319         44,594        678,208      1,960,715
   Units Issued                  68,811          2,026         11,672         36,629        695,105
   Units Redeemed               (36,262)        (8,479)       (15,811)      (140,071)      (383,515)
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003     366,131         15,866         40,455        574,766      2,272,305
                            ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -              -              -          2,716              -
   Units Issued                       -              -              -          2,257              -
   Units Redeemed                     -              -              -           (434)             -
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -              -              -          4,539              -
   Units Issued                       -              -              -              -              -
   Units Redeemed                     -              -              -         (2,063)             -
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2003           -              -              -          2,476              -
                            ===========    ===========    ===========    ===========    ===========

                                     INVESCO
                            ------------------------
                                              High
                              Dynamics        Yield
                                Fund          Fund
                            -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002     1,810,212        611,314
   Units Issued               2,591,668         59,064
   Units Redeemed              (404,165)      (207,473)
                            -----------    -----------
 Unit Balance at 12/31/2002   3,997,715        462,905
   Units Issued               1,459,590          5,086
   Units Redeemed              (975,775)       (80,246)
                            -----------    -----------
 Unit Balance at 12/31/2003   4,481,530        387,745
                            ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002           141            453
   Units Issued                   1,873            618
   Units Redeemed                  (267)           (85)
                            -----------    -----------
 Unit Balance at 12/31/2002       1,747            986
   Units Issued                     908            923
   Units Redeemed                (1,251)          (851)
                            -----------    -----------
 Unit Balance at 12/31/2003       1,404          1,058
                            ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements



(6) Changes in Units Outstanding, continued:

                                                   PIMCO                                       Scudder I
                            --------------------------------------------------        --------------------------
                                                           StocksPLUS
                               High            Low          Growth &      Total
                               Yield        Duration         Income      Return       International  International
                             Portfolio      Portfolio      Portfolio    Portfolio       Portfolio     Portfolio B
                            -----------    -----------    -----------  -----------    -------------  -------------
Accumulation Units:
 Unit Balance at 1/1/2002        35,253        142,184         61,399    1,958,366         522,292        395,132
   Units Issued                  93,972        783,350         90,729    1,467,605          59,073        969,789
   Units Redeemed               (25,258)       (76,950)        (9,521)    (451,728)       (125,226)      (119,617)
                            -----------    -----------    -----------  -----------     -----------    -----------
 Unit Balance at 12/31/2002     103,967        848,584        142,607    2,974,243         456,139      1,245,304
   Units Issued                 392,842        828,760         67,270      376,609          27,819        503,299
   Units Redeemed               (90,410)      (606,093)       (61,122)    (584,690)        (90,431)      (222,674)
                            -----------    -----------    -----------  -----------     -----------    -----------
 Unit Balance at 12/31/2003     406,399      1,071,251        148,755    2,766,162         393,527      1,525,929
                            ===========    ===========    ===========  ===========     ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            303          2,047          681               -              -
   Units Issued                       -              -              -        1,662           1,487              -
   Units Redeemed                     -            (27)          (367)        (244)           (117)             -
                            -----------    -----------    -----------  -----------     -----------    -----------
 Unit Balance at 12/31/2002           -            276          1,680        2,099           1,370              -
   Units Issued                       -         12,157            501       22,270               -              -
   Units Redeemed                     -         (2,056)          (414)      (2,439)           (637)             -
                            -----------    -----------    -----------  -----------     -----------    -----------
 Unit Balance at 12/31/2003           -         10,377          1,767       21,930             733              -
                            ===========    ===========    ===========  ===========     ===========    ===========

                            First American
                            --------------

                                Equity
                                Income
                               Class B
                            --------------
Accumulation Units:
 Unit Balance at 1/1/2002      1,832,065
   Units Issued                   31,042
   Units Redeemed               (333,112)
                             -----------
 Unit Balance at 12/31/2002    1,529,995
   Units Issued                   11,096
   Units Redeemed               (253,305)
                             -----------
 Unit Balance at 12/31/2003    1,287,786
                             ===========

Annuitization Units:
 Unit Balance at 1/1/2002          4,759
   Units Issued                        -
   Units Redeemed                   (392)
                             -----------
 Unit Balance at 12/31/2002        4,367
   Units Issued                        -
   Units Redeemed                 (2,160)
                             -----------
 Unit Balance at 12/31/2003        2,207
                             ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ended December 31, 2003 and the year ended December 31, 2002 follows:

                                                                               Realized Gain (Loss)
                                                                 -----------------------------------------------
                                                                      Aggregate      Aggregate Cost
                                                         Year or Proceeds from Sales of Fund Shares   Realized
                                                         Period    of Fund Shares       Redeemed     Gain (Loss)
                                                         ------- ------------------- -------------- ------------

Met Investors Lord Abbett Growth & Income Portfolio       2003      $ 80,619,031      $ 83,895,259  $ (3,276,228)
                                                          2002        90,683,054        90,956,837      (273,783)

Met Investors Lord Abbett Growth & Income Portfolio B     2003           269,064           279,181       (10,117)
                                                          2002           899,632         1,041,931      (142,299)

Met Investors Lord Abbett Bond Debenture Portfolio        2003        17,106,197        17,949,838      (843,641)
                                                          2002        16,590,108        19,295,064    (2,704,956)

Met Investors Lord Abbett Bond Debenture Portfolio B      2003         1,661,104         1,548,862       112,242
                                                          2002           719,272           765,704       (46,432)

Met Investors Lord Abbett Developing Growth Portfolio     2003        18,695,119        29,342,525   (10,647,406)
                                                          2002         5,758,669         7,843,819    (2,085,150)

Met Investors Lord Abbett Developing Growth Portfolio B   2003         4,544,514         5,537,221      (992,707)
                                                          2002           165,114           187,985       (22,871)

Met Investors Lord Abbett Growth Opportunity Portfolio    2003         1,759,972         1,572,634       187,338
                                                          2002           295,961           333,848       (37,887)

Met Investors Lord Abbett Growth Opportunity Portfolio B  2003         1,485,596         1,501,471       (15,875)
                                                          2002           181,341           212,318       (30,977)

Met Investors Lord Abbett Mid-Cap Value Portfolio         2003         6,380,543         5,730,127       650,416
                                                          2002         5,884,531         5,038,053       846,478

Met Investors Lord Abbett Mid-Cap Value Portfolio B       2003           379,291           394,694       (15,403)
                                                          2002            80,122            82,272        (2,150)

Met Investors Lord Abbett America's Value Portfolio B     2003           151,872           144,561         7,311
                                                          2002                 -                 -             -

Met Investors JP Morgan Enhanced Index Portfolio          2003       101,732,379       157,905,268   (56,172,889)
                                                          2002        33,101,793        47,619,069   (14,517,276)

Met Investors JP Morgan Enhanced Index Portfolio B        2003         4,520,125         5,605,798    (1,085,673)
                                                          2002           470,810           557,311       (86,501)

Met Investors JP Morgan International Equity Portfolio    2003        45,457,137        72,925,377   (27,468,240)
                                                          2002        22,418,497        32,381,634    (9,963,137)

Met Investors JP Morgan International Equity Portfolio B  2003         1,526,854         1,790,126      (263,272)
                                                          2002         1,602,008         1,661,072       (59,064)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                 Realized Gain (Loss)
                                                                   -----------------------------------------------
                                                                        Aggregate      Aggregate Cost
                                                           Year or Proceeds from Sales of Fund Shares   Realized
                                                           Period    of Fund Shares       Redeemed     Gain (Loss)
                                                           ------- ------------------- -------------- ------------

Met Investors JP Morgan Quality Bond Portfolio              2003       $17,309,460      $15,698,899   $  1,610,561
                                                            2002        15,596,221       14,252,060      1,344,161

Met Investors JP Morgan Quality Bond Portfolio B            2003         1,038,706        1,018,690         20,016
                                                            2002           894,249          873,344         20,905

Met Investors JP Morgan Select Equity Portfolio             2003        17,023,115       22,604,124     (5,581,009)
                                                            2002        31,685,966       42,143,361    (10,457,395)

Met Investors JP Morgan Select Equity Portfolio B           2003           418,468          474,105        (55,637)
                                                            2002           284,863          354,485        (69,622)

Met Investors JP Morgan Small Cap Stock Portfolio           2003         8,155,363       10,281,934     (2,126,571)
                                                            2002        14,393,579       17,425,084     (3,031,505)

Met Investors Met/Putnam Capital Opportunities Portfolio B  2003           347,034          390,523        (43,489)
                                                            2002           195,760          223,697        (27,937)

Met Investors Met/Putnam Research Portfolio B               2003         2,636,870        2,541,870         95,000
                                                            2002           107,847          126,770        (18,923)

Met Investors Oppenheimer Capital Appreciation Portfolio B  2003           408,349          413,307         (4,958)
                                                            2002           364,725          411,956        (47,231)

Met Investors PIMCO Inflation Protected Bond Portfolio B    2003           226,011          218,127          7,884
                                                            2002                 -                -              -

Met Investors PIMCO Money Market Portfolio B                2003        31,096,231       31,096,231              -
                                                            2002        21,420,324       21,420,324              -

Met Investors Janus Aggressive Growth Portfolio B           2003           269,222          260,205          9,017
                                                            2002           379,726          422,406        (42,680)

Met Investors PIMCO Total Return Bond Portfolio B           2003        22,825,275       21,942,044        883,231
                                                            2002         1,492,431        1,464,372         28,059

Met Investors PIMCO Innovation Portfolio B                  2003           246,179          277,302        (31,123)
                                                            2002           247,713          339,248        (91,535)

Met Investors T Rowe Price Mid Cap Growth Portfolio B       2003         1,405,848        1,442,386        (36,538)
                                                            2002           175,676          208,638        (32,962)

Met Investors MFS Research International Portfolio          2003         5,438,108        4,816,611        621,497
                                                            2002                 -                -              -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                            Realized Gain (Loss)
                                                               ----------------------------------------------
                                                                    Aggregate      Aggregate Cost
                                                       Year or Proceeds from Sales of Fund Shares  Realized
                                                       Period    of Fund Shares       Redeemed    Gain (Loss)
                                                       ------- ------------------- -------------- -----------

Met Investors MFS Research International Portfolio B    2003       $ 8,410,949      $ 8,224,297   $   186,652
                                                        2002         4,263,115        4,496,709      (233,594)

Met Investors AIM Small Cap Growth Portfolio B          2003         1,595,881        1,551,435        44,446
                                                        2002           111,953          122,632       (10,679)

Met Investors AIM Mid Cap Core Equity Portfolio B       2003           465,821          473,459        (7,638)
                                                        2002           243,383          270,739       (27,356)

Met Investors Harris Oakmark International Portfolio B  2003           999,411        1,011,130       (11,719)
                                                        2002           191,848          212,631       (20,783)

Met Investors Third Avenue Small Cap Value Portfolio B  2003           209,099          189,193        19,906
                                                        2002           101,286          105,567        (4,281)

GACC Money Market Fund                                  2003        47,980,297       48,317,359      (337,062)
                                                        2002        49,298,623       49,158,028       140,595

Russell Multi-Style Equity Fund                         2003         5,023,989        7,250,681    (2,226,692)
                                                        2002         5,206,672        8,048,661    (2,841,989)

Russell Aggressive Equity Fund                          2003         1,488,931        1,640,780      (151,849)
                                                        2002         1,455,309        1,756,881      (301,572)

Russell Non-US Fund                                     2003         2,428,409        3,247,607      (819,198)
                                                        2002         3,009,315        4,129,559    (1,120,244)

Russell Core Bond Fund                                  2003         7,640,497        7,322,205       318,292
                                                        2002         6,096,615        6,021,858        74,757

Russell Real Estate Securities Fund                     2003           428,261          372,139        56,122
                                                        2002           750,375          701,005        49,370

AIM Premier Equity Fund                                 2003         9,188,021       15,302,046    (6,114,025)
                                                        2002        11,152,499       18,811,548    (7,659,049)

AIM Premier Equity Fund B                               2003           134,966          128,031         6,935
                                                        2002            29,104           31,864        (2,760)

AIM Capital Appreciation Fund                           2003         5,855,635       10,081,415    (4,225,780)
                                                        2002         7,193,031       12,524,477    (5,331,446)

AIM Capital Appreciation Fund B                         2003           152,439          146,234         6,205
                                                        2002            62,794           65,484        (2,690)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                           Realized Gain (Loss)
                                                              ----------------------------------------------
                                                                   Aggregate      Aggregate Cost
                                                      Year or Proceeds from Sales of Fund Shares  Realized
                                                      Period    of Fund Shares       Redeemed    Gain (Loss)
                                                      ------- ------------------- -------------- -----------

AIM International Growth Fund                          2003       $ 4,660,045      $ 4,640,554   $    19,491
                                                       2002         9,572,692       10,678,118    (1,105,426)

AIM International Growth Fund B                        2003            16,537           15,709           828
                                                       2002           221,992          222,332          (340)

Alliance Premier Growth Portfolio                      2003         5,414,456        9,311,961    (3,897,505)
                                                       2002        11,272,829       19,261,877    (7,989,048)

Alliance Premier Growth Portfolio B                    2003           200,776          217,130       (16,354)
                                                       2002           221,317          265,919       (44,602)

Alliance Bernstein Real Estate Investment Portfolio    2003         1,767,146        1,426,250       340,896
                                                       2002         2,046,927        1,791,542       255,385

Alliance Bernstein Real Estate Investment Portfolio B  2003            47,358           45,014         2,344
                                                       2002           184,398          187,812        (3,414)

Alliance Bernstein Small Cap Portfolio B               2003           677,589          646,715        30,874
                                                       2002           117,628          124,023        (6,395)

Alliance Bernstein Value Portfolio B                   2003           104,266           98,577         5,689
                                                       2002           129,173          129,043           130

Liberty Newport Tiger Fund, Variable Series            2003           145,611          162,947       (17,336)
                                                       2002         2,057,580        2,010,277        47,303

Goldman Sachs Growth & Income Fund                     2003           920,389        1,077,574      (157,185)
                                                       2002         1,263,983        1,553,721      (289,738)

Goldman Sachs International Equity Fund                2003           368,004          522,340      (154,336)
                                                       2002           741,956        1,104,839      (362,883)

Goldman Sachs Global Income Fund                       2003                 -                -             -
                                                       2002         2,236,980        2,285,180       (48,200)

Goldman Sachs Internet Tollkeeper Fund                 2003                 -                -             -
                                                       2002           947,549        1,143,047      (195,498)

Scudder II Dreman High Return Equity Portfolio         2003           209,090          212,605        (3,515)
                                                       2002            31,914           35,896        (3,982)

Scudder II Small Cap Growth Portfolio                  2003           334,715          628,780      (294,065)
                                                       2002           803,675        1,538,679      (735,004)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                 Realized Gain (Loss)
                                                    ----------------------------------------------
                                                         Aggregate      Aggregate Cost
                                            Year or Proceeds from Sales of Fund Shares  Realized
                                            Period    of Fund Shares       Redeemed    Gain (Loss)
                                            ------- ------------------- -------------- -----------

Scudder II Dreman Small Cap Value Portfolio  2003       $1,161,117        $1,043,929   $   117,188
                                             2002        1,940,602         1,695,685       244,917

Scudder II Government Securities Portfolio   2003        1,191,827         1,149,224        42,603
                                             2002          893,704           862,457        31,247

MFS Bond Series                              2003          618,676           583,396        35,280
                                             2002          854,173           822,442        31,731

MFS Research Series                          2003        1,903,812         3,175,712    (1,271,900)
                                             2002        3,508,084         5,748,160    (2,240,076)

MFS Research Series B                        2003           79,421            93,268       (13,847)
                                             2002          139,804           158,401       (18,597)

MFS Emerging Growth Series                   2003        3,042,705         5,301,255    (2,258,550)
                                             2002        4,586,490         8,543,183    (3,956,693)

MFS Emerging Growth Series B                 2003           97,070           124,007       (26,937)
                                             2002           58,837            69,693       (10,856)

MFS High Income Series                       2003        1,675,283         1,822,161      (146,878)
                                             2002        1,111,026         1,319,742      (208,716)

MFS High Income Series B                     2003          118,440           112,673         5,767
                                             2002          100,021           101,665        (1,644)

MFS Strategic Income Series                  2003          409,288           386,645        22,643
                                             2002          387,087           378,979         8,108

MFS Strategic Income Series B                2003          554,971           544,460        10,511
                                             2002           83,740            83,425           315

MFS Investors Trust Series                   2003        2,110,027         2,840,724      (730,697)
                                             2002        3,488,038         4,714,401    (1,226,363)

MFS Investors Trust Series B                 2003        2,070,884         2,344,824      (273,940)
                                             2002          347,384           420,737       (73,353)

MFS New Discovery Series                     2003          788,873           934,710      (145,837)
                                             2002        1,601,093         2,106,702      (505,609)

MFS New Discovery Series B                   2003           93,141           105,670       (12,529)
                                             2002           91,964           108,117       (16,153)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                   Realized Gain (Loss)
                                                      ---------------------------------------------
                                                           Aggregate      Aggregate Cost
                                              Year or Proceeds from Sales of Fund Shares  Realized
                                              Period    of Fund Shares       Redeemed    Gain (Loss)
                                              ------- ------------------- -------------- -----------

MetLife Davis Venture Value Fund A             2003       $         -      $         -    $      -
                                               2002                 -                -           -

MetLife Davis Venture Value Fund E             2003         8,311,476        8,125,294     186,182
                                               2002           405,027          439,676     (34,649)

MetLife Harris Oakmark Focused Value B         2003         1,094,924        1,067,215      27,709
                                               2002           814,228          911,795     (97,567)

MetLife Jennison Growth B                      2003        13,002,097       12,311,735     690,362
                                               2002           163,964          166,229      (2,265)

MetLife MFS Investors Trust Series B           2003            25,405           24,838         567
                                               2002            37,723           38,145        (422)

MetLife MFS Total Return Series A              2003                 -                -           -
                                               2002                 -                -           -

MetLife MFS Total Return Series B              2003         2,369,105        2,142,158     226,947
                                               2002             6,126            6,282        (156)

MetLife Capital Guardian U.S. Equity Series A  2003                 -                -           -
                                               2002                 -                -           -

MetLife Capital Guardian U.S. Equity Series B  2003         2,439,322        2,066,295     373,027
                                               2002            64,303           68,867      (4,564)

MetLife Met/Putnam Voyager Portfolio A         2003        10,213,258       10,151,261      61,997
                                               2002           163,715          203,291     (39,576)

MetLife Met/Putnam Voyager Portfolio B         2003           104,654          101,582       3,072
                                               2002                 -                -           -

MetLife MFS Research Series B                  2003             2,588            2,469         119
                                               2002                 -                -           -

MetLife Putnam International Stock Class A     2003            88,596          119,278     (30,682)
                                               2002           106,331          139,072     (32,741)

MetLife Putnam International Stock Class B     2003           138,785          132,830       5,955
                                               2002                 -                -           -

MetLife SSR Money Market Portfolio             2003        22,006,141       22,006,141           -
                                               2002                 -                -           -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                  Realized Gain (Loss)
                                                     ----------------------------------------------
                                                          Aggregate      Aggregate Cost
                                             Year or Proceeds from Sales of Fund Shares  Realized
                                             Period    of Fund Shares       Redeemed    Gain (Loss)
                                             ------- ------------------- -------------- -----------

MetLife Stock Index Portfolio B               2003       $3,010,079        $2,932,663   $    77,416
                                              2002        1,767,295         1,999,812      (232,517)

Oppenheimer Capital Appreciation Fund         2003        1,358,441         1,928,204      (569,763)
                                              2002        2,323,210         3,437,926    (1,114,716)

Oppenheimer Main Street Growth & Income Fund  2003        1,314,449         1,788,645      (474,196)
                                              2002        3,429,945         4,813,056    (1,383,111)

Oppenheimer High Income Fund                  2003          479,937           562,099       (82,162)
                                              2002          704,917           911,157      (206,240)

Oppenheimer Bond Fund                         2003        3,881,473         3,920,445       (38,972)
                                              2002        2,509,635         2,650,288      (140,653)

Oppenheimer Strategic Bond Fund               2003          900,145           905,358        (5,213)
                                              2002          760,177           831,558       (71,381)

Putnam Growth & Income Fund                   2003        5,539,209         6,958,315    (1,419,106)
                                              2002        5,298,839         7,186,984    (1,888,145)

Putnam Growth & Income Fund B                 2003          226,695           239,623       (12,928)
                                              2002          168,060           195,851       (27,791)

Putnam New Value Fund                         2003          692,447           705,974       (13,527)
                                              2002          501,744           547,763       (46,019)

Putnam New Value Fund B                       2003          574,805           568,700         6,105
                                              2002          142,070           159,004       (16,934)

Putnam Vista Fund                             2003        1,351,280         2,595,866    (1,244,586)
                                              2002        2,016,797         3,922,986    (1,906,189)

Putnam Vista Fund B                           2003          720,309           770,189       (49,880)
                                              2002           76,055            96,181       (20,126)

Putnam International Growth Fund              2003        2,907,499         4,080,008    (1,172,509)
                                              2002        3,404,022         4,821,890    (1,417,868)

Putnam International Equity B                 2003          623,344           583,454        39,890
                                              2002          923,977           998,160       (74,183)

Putnam International New Opportunities Fund   2003          640,407           836,130      (195,723)
                                              2002        2,709,485         4,127,183    (1,417,698)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                         Realized Gain (Loss)
                                                            ----------------------------------------------
                                                                 Aggregate      Aggregate Cost
                                                    Year or Proceeds from Sales of Fund Shares  Realized
                                                    Period    of Fund Shares       Redeemed    Gain (Loss)
                                                    ------- ------------------- -------------- -----------

Putnam International New Opportunities Fund B        2003       $    86,756      $    82,784   $     3,972
                                                     2002           644,277          661,066       (16,789)

Putnam Equity Income B                               2003           178,406          173,140         5,266
                                                     2002                 -                -             -

Templeton Global Income Securities Fund              2003           357,776          291,237        66,539
                                                     2002           164,570          152,185        12,385

Templeton Global Income Securities Fund B            2003           126,930          103,623        23,307
                                                     2002            41,301           38,284         3,017

Templeton Franklin Small Cap Fund                    2003         1,546,467        2,200,112      (653,645)
                                                     2002         1,180,587        1,879,767      (699,180)

Templeton Franklin Small Cap Fund B                  2003           402,087          442,106       (40,019)
                                                     2002           155,147          197,508       (42,361)

Templeton Growth Securities Fund                     2003           407,150          562,912      (155,762)
                                                     2002           777,799        1,016,920      (239,121)

Templeton Growth Securities Fund B                   2003           165,078          185,468       (20,390)
                                                     2002           153,633          181,338       (27,705)

Templeton Foreign Securities Fund                    2003         5,019,679        6,323,418    (1,303,739)
                                                     2002        10,242,613       13,770,439    (3,527,826)

Templeton Foreign Securities Fund B                  2003           163,006          171,057        (8,051)
                                                     2002         1,335,134        1,417,727       (82,593)

Templeton Developing Markets Securities Fund         2003         1,117,063        1,171,566       (54,503)
                                                     2002         1,342,948        1,536,731      (193,783)

Templeton Developing Markets Securities Fund B       2003           316,309          282,130        34,179
                                                     2002           201,846          206,722        (4,876)

Templeton Mutual Shares Securities Fund              2003         2,004,838        2,135,947      (131,109)
                                                     2002         5,563,197        6,061,511      (498,314)

Templeton Mutual Shares Securities Fund B            2003           794,710          850,365       (55,655)
                                                     2002           470,344          514,463       (44,119)

Templeton Franklin Large Cap Growth Securities Fund  2003           909,596        1,389,250      (479,654)
                                                     2002         1,614,705        2,537,062      (922,357)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                           Realized Gain (Loss)
                                                              ---------------------------------------------
                                                                   Aggregate      Aggregate Cost
                                                      Year or Proceeds from Sales of Fund Shares  Realized
                                                      Period    of Fund Shares       Redeemed    Gain (Loss)
                                                      ------- ------------------- -------------- -----------

Templeton Franklin Large Cap Growth Securities Fund B  2003       $  503,717        $  569,264    $ (65,547)
                                                       2002          201,472           241,576      (40,104)

Fidelity Growth Portfolio                              2003          447,702           776,973     (329,271)
                                                       2002          610,164         1,044,563     (434,399)

Fidelity Growth Portfolio B                            2003          758,655           780,214      (21,559)
                                                       2002          175,732           215,550      (39,818)

Fidelity Contrafund Portfolio                          2003          591,264           710,359     (119,095)
                                                       2002          545,757           705,734     (159,977)

Fidelity Growth Opportunities Portfolio                2003           78,284           129,634      (51,350)
                                                       2002          167,034           270,893     (103,859)

Fidelity Growth & Income Portfolio                     2003          820,587         1,003,014     (182,427)
                                                       2002          400,896           542,612     (141,716)

Fidelity Equity-Income Portfolio                       2003          263,318           319,390      (56,072)
                                                       2002          464,353           582,171     (117,818)

Fidelity Equity-Income Portfolio B                     2003          635,979           622,173       13,806
                                                       2002          117,575           132,384      (14,809)

Fidelity High Income Portfolio B                       2003          273,040           258,044       14,996
                                                       2002          110,610           119,270       (8,660)

American Century Income & Growth Fund                  2003        5,827,042         5,856,652      (29,610)
                                                       2002          713,441           880,033     (166,592)

American Century International Fund                    2003          114,910           131,223      (16,313)
                                                       2002        1,514,306         1,737,066     (222,760)

American Century Value Fund                            2003        2,802,069         2,881,514      (79,445)
                                                       2002        3,713,672         3,900,756     (187,084)

Dreyfus Stock Index Fund                               2003           94,636           139,811      (45,175)
                                                       2002          702,744           959,290     (256,546)

Dreyfus Stock Index Fund B                             2003          217,850           237,847      (19,997)
                                                       2002          346,232           407,119      (60,887)

Dreyfus Disciplined Stock Portfolio                    2003           51,736            79,657      (27,921)
                                                       2002           88,533           124,473      (35,940)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                Realized Gain (Loss)
                                                   ---------------------------------------------
                                                        Aggregate      Aggregate Cost
                                           Year or Proceeds from Sales of Fund Shares  Realized
                                           Period    of Fund Shares       Redeemed    Gain (Loss)
                                           ------- ------------------- -------------- -----------

Dreyfus Disciplined Stock Portfolio B       2003       $  103,377        $  117,585    $ (14,208)
                                            2002            8,809            10,407       (1,598)

Dreyfus Capital Appreciation Portfolio      2003        1,051,221         1,341,469     (290,248)
                                            2002        1,563,941         1,972,657     (408,716)

Dreyfus Capital Appreciation Portfolio B    2003        1,968,917         2,023,902      (54,985)
                                            2002          376,589           435,754      (59,165)

INVESCO Dynamics Fund                       2003        4,077,173         4,526,864     (449,691)
                                            2002          922,130         1,216,622     (294,492)

INVESCO High Yield Fund                     2003          658,052           844,825     (186,773)
                                            2002        1,315,836         1,790,472     (474,636)

PIMCO High Yield Portfolio                  2003          840,628           814,568       26,060
                                            2002          208,257           225,041      (16,784)

PIMCO Low Duration Portfolio                2003        6,310,556         6,254,670       55,886
                                            2002          396,446           393,498        2,948

PIMCO StocksPLUS Growth & Income Portfolio  2003          449,224           490,587      (41,363)
                                            2002           57,519            73,388      (15,869)

PIMCO Total Return Portfolio                2003        6,132,565         5,902,493      230,072
                                            2002        2,531,260         2,488,711       42,549

Scudder I International Portfolio           2003          459,627           814,704     (355,077)
                                            2002          656,058         1,133,616     (477,558)

Scudder I International Portfolio B         2003          792,731           812,609      (19,878)
                                            2002          283,066           317,467      (34,401)

First American Equity Income Class B        2003        3,051,432         3,397,947     (346,515)
                                            2002        3,955,501         4,391,587     (436,086)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                      Unrealized Appreciation (Depreciation)
                                                                 ------------------------------------------------
                                                                  Appreciation     Appreciation
                                                         Year or (Depreciation)   (Depreciation)
                                                         Period  End of Period  Beginning of Period     Change
                                                         ------- -------------- ------------------- -------------

Met Investors Lord Abbett Growth & Income Portfolio       2003    $102,512,577     $(89,201,051)    $ 191,713,628
                                                          2002     (89,201,051)     101,881,772      (191,082,823)

Met Investors Lord Abbett Growth & Income Portfolio B     2003      41,261,900      (34,795,654)       76,057,554
                                                          2002     (34,795,654)       2,191,935       (36,987,589)

Met Investors Lord Abbett Bond Debenture Portfolio        2003       2,245,320      (19,967,015)       22,212,335
                                                          2002     (19,967,015)     (10,055,297)       (9,911,718)

Met Investors Lord Abbett Bond Debenture Portfolio B      2003      16,331,918       (1,284,984)       17,616,902
                                                          2002      (1,284,984)          91,410        (1,376,394)

Met Investors Lord Abbett Developing Growth Portfolio     2003               -      (10,769,633)       10,769,633
                                                          2002     (10,769,633)      (4,183,597)       (6,586,036)

Met Investors Lord Abbett Developing Growth Portfolio B   2003               -       (1,024,024)        1,024,024
                                                          2002      (1,024,024)         213,413        (1,237,437)

Met Investors Lord Abbett Growth Opportunity Portfolio    2003       5,510,731         (294,451)        5,805,182
                                                          2002        (294,451)          10,648          (305,099)

Met Investors Lord Abbett Growth Opportunity Portfolio B  2003       3,761,321       (2,514,455)        6,275,776
                                                          2002      (2,514,455)         175,088        (2,689,543)

Met Investors Lord Abbett Mid-Cap Value Portfolio         2003      20,707,431        5,682,923        15,024,508
                                                          2002       5,682,923       16,871,996       (11,189,073)

Met Investors Lord Abbett Mid-Cap Value Portfolio B       2003      10,960,726       (4,703,860)       15,664,586
                                                          2002      (4,703,860)         750,426        (5,454,286)

Met Investors Lord Abbett America's Value Portfolio B     2003         359,133                -           359,133
                                                          2002               -                -                 -

Met Investors JP Morgan Enhanced Index Portfolio          2003               -      (57,378,475)       57,378,475
                                                          2002     (57,378,475)     (32,550,986)      (24,827,489)

Met Investors JP Morgan Enhanced Index Portfolio B        2003               -       (1,146,674)        1,146,674
                                                          2002      (1,146,674)          19,879        (1,166,553)

Met Investors JP Morgan International Equity Portfolio    2003               -      (25,364,923)       25,364,923
                                                          2002     (25,364,923)     (24,937,162)         (427,761)

Met Investors JP Morgan International Equity Portfolio B  2003               -         (191,341)          191,341
                                                          2002        (191,341)         (23,778)         (167,563)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                        Unrealized Appreciation (Depreciation)
                                                                   -----------------------------------------------
                                                                    Appreciation     Appreciation
                                                           Year or (Depreciation)   (Depreciation)
                                                           Period  End of Period  Beginning of Period    Change
                                                           ------- -------------- ------------------- ------------

Met Investors JP Morgan Quality Bond Portfolio              2003    $  5,403,114     $  6,855,419     $ (1,452,305)
                                                            2002       6,855,419        4,577,845        2,277,574

Met Investors JP Morgan Quality Bond Portfolio B            2003        (297,674)         228,703         (526,377)
                                                            2002         228,703           30,912          197,791

Met Investors JP Morgan Select Equity Portfolio             2003     (10,062,526)     (44,284,001)      34,221,475
                                                            2002     (44,284,001)     (12,402,103)     (31,881,898)

Met Investors JP Morgan Select Equity Portfolio B           2003         497,869       (1,680,840)       2,178,709
                                                            2002      (1,680,840)          87,116       (1,767,956)

Met Investors JP Morgan Small Cap Stock Portfolio           2003      (1,541,425)     (13,899,003)      12,357,578
                                                            2002     (13,899,003)      (3,645,384)     (10,253,619)

Met Investors Met/Putnam Capital Opportunities Portfolio B  2003         279,827         (295,581)         575,408
                                                            2002        (295,581)          43,910         (339,491)

Met Investors Met/Putnam Research Portfolio B               2003       2,431,663         (552,753)       2,984,416
                                                            2002        (552,753)          21,956         (574,709)

Met Investors Oppenheimer Capital Appreciation Portfolio B  2003      15,895,264       (1,889,282)      17,784,546
                                                            2002      (1,889,282)          64,051       (1,953,333)

Met Investors PIMCO Inflation Protected Bond Portfolio B    2003         643,509                -          643,509
                                                            2002               -                -                -

Met Investors PIMCO Money Market Portfolio B                2003               -                -                -
                                                            2002               -                -                -

Met Investors Janus Aggressive Growth Portfolio B           2003       7,050,703       (1,037,536)       8,088,239
                                                            2002      (1,037,536)          68,381       (1,105,917)

Met Investors PIMCO Total Return Bond Portfolio B           2003       3,231,321        2,515,991          715,330
                                                            2002       2,515,991          (34,062)       2,550,053

Met Investors PIMCO Innovation Portfolio B                  2003       1,267,981         (626,428)       1,894,409
                                                            2002        (626,428)          52,359         (678,787)

Met Investors T Rowe Price Mid Cap Growth Portfolio B       2003       9,065,653       (2,147,624)      11,213,277
                                                            2002      (2,147,624)         112,479       (2,260,103)

Met Investors MFS Research International Portfolio          2003      12,296,064                -       12,296,064
                                                            2002               -                -                -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                    Unrealized Appreciation (Depreciation)
                                                               -----------------------------------------------
                                                                Appreciation     Appreciation
                                                       Year or (Depreciation)   (Depreciation)
                                                       Period  End of Period  Beginning of Period    Change
                                                       ------- -------------- ------------------- ------------

Met Investors MFS Research International Portfolio B    2003    $  7,193,757     $   (171,062)    $  7,364,819
                                                        2002        (171,062)           7,002         (178,064)

Met Investors AIM Small Cap Growth Portfolio B          2003       7,316,018         (843,589)       8,159,607
                                                        2002        (843,589)          12,752         (856,341)

Met Investors AIM Mid Cap Core Equity Portfolio B       2003       5,247,689         (425,218)       5,672,907
                                                        2002        (425,218)           3,860         (429,078)

Met Investors Harris Oakmark International Portfolio B  2003      11,287,492         (200,556)      11,488,048
                                                        2002        (200,556)             613         (201,169)

Met Investors Third Avenue Small Cap Value Portfolio B  2003      12,454,396          (35,779)      12,490,175
                                                        2002         (35,779)               -          (35,779)

GACC Money Market Fund                                  2003               -         (351,221)         351,221
                                                        2002        (351,221)         409,386         (760,607)

Russell Multi-Style Equity Fund                         2003     (10,911,058)     (23,011,144)      12,100,086
                                                        2002     (23,011,144)     (13,328,674)      (9,682,470)

Russell Aggressive Equity Fund                          2003         896,078       (2,438,347)       3,334,425
                                                        2002      (2,438,347)        (787,641)      (1,650,706)

Russell Non-US Fund                                     2003      (2,126,766)      (7,757,108)       5,630,342
                                                        2002      (7,757,108)      (5,903,191)      (1,853,917)

Russell Core Bond Fund                                  2003         662,311          704,973          (42,662)
                                                        2002         704,973         (219,260)         924,233

Russell Real Estate Securities Fund                     2003         844,633          120,593          724,040
                                                        2002         120,593          246,728         (126,135)

AIM Premier Equity Fund                                 2003     (22,676,116)     (39,797,834)      17,121,718
                                                        2002     (39,797,834)     (21,892,728)     (17,905,106)

AIM Premier Equity B                                    2003         176,849          (45,540)         222,389
                                                        2002         (45,540)               -          (45,540)

AIM Capital Appreciation Fund                           2003     (14,420,866)     (26,629,631)      12,208,765
                                                        2002     (26,629,631)     (20,675,896)      (5,953,735)

AIM Capital Appreciation Fund B                         2003         133,363          (13,257)         146,620
                                                        2002         (13,257)               -          (13,257)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                  Unrealized Appreciation (Depreciation)
                                                              ----------------------------------------------
                                                               Appreciation     Appreciation
                                                      Year or (Depreciation)   (Depreciation)
                                                      Period  End of Period  Beginning of Period    Change
                                                      ------- -------------- ------------------- -----------

AIM International Growth Fund                          2003    $  1,100,465     $   (138,681)    $ 1,239,146
                                                       2002        (138,681)        (214,639)         75,958

AIM International Growth Fund B                        2003          43,794             (953)         44,747
                                                       2002            (953)               -            (953)

Alliance Premier Growth Portfolio                      2003     (18,545,197)     (29,750,550)     11,205,353
                                                       2002     (29,750,550)     (20,551,270)     (9,199,280)

Alliance Premier Growth Portfolio B                    2003       3,373,114       (8,455,646)     11,828,760
                                                       2002      (8,455,646)          98,910      (8,554,556)

Alliance Bernstein Real Estate Investment Portfolio    2003       4,273,936        1,037,240       3,236,696
                                                       2002       1,037,240        1,267,062        (229,822)

Alliance Bernstein Real Estate Investment Portfolio B  2003       7,674,736          (37,576)      7,712,312
                                                       2002         (37,576)         190,101        (227,677)

Alliance Bernstein Small Cap Portfolio B               2003         565,412          (25,546)        590,958
                                                       2002         (25,546)           5,017         (30,563)

Alliance Bernstein Value Portfolio B                   2003         210,955          (39,325)        250,280
                                                       2002         (39,325)           7,499         (46,824)

Liberty Newport Tiger Fund, Variable Series            2003         101,754         (120,568)        222,322
                                                       2002        (120,568)          41,411        (161,979)

Goldman Sachs Growth & Income Fund                     2003        (224,005)      (1,296,094)      1,072,089
                                                       2002      (1,296,094)        (884,971)       (411,123)

Goldman Sachs International Equity Fund                2003        (483,225)      (1,148,433)        665,208
                                                       2002      (1,148,433)      (1,041,692)       (106,741)

Goldman Sachs Global Income Fund                       2003               -                -               -
                                                       2002               -          (51,632)         51,632

Goldman Sachs Internet Tollkeeper Fund                 2003               -                -               -
                                                       2002               -          (11,437)         11,437

Scudder II Dreman High Return Equity Portfolio         2003          32,985          (37,675)         70,660
                                                       2002         (37,675)          12,124         (49,799)

Scudder II Small Cap Growth Portfolio                  2003      (1,011,569)      (1,770,968)        759,399
                                                       2002      (1,770,968)      (1,595,772)       (175,196)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                        Unrealized Appreciation (Depreciation)
                                                    ----------------------------------------------
                                                     Appreciation     Appreciation
                                            Year or (Depreciation)   (Depreciation)
                                            Period  End of Period  Beginning of Period    Change
                                            ------- -------------- ------------------- -----------

Scudder II Dreman Small Cap Value Portfolio  2003    $  1,520,840     $      3,930     $ 1,516,910
                                             2002           3,930          955,034        (951,104)

Scudder II Government Securities Portfolio   2003         123,898          263,158        (139,260)
                                             2002         263,158          116,496         146,662

MFS Bond Series                              2003          76,482           77,715          (1,233)
                                             2002          77,715           68,715           9,000

MFS Research Series                          2003      (4,316,676)      (7,670,664)      3,353,988
                                             2002      (7,670,664)      (6,059,880)     (1,610,784)

MFS Research Series B                        2003          70,128         (216,450)        286,578
                                             2002        (216,450)         (22,259)       (194,191)

MFS Emerging Growth Series                   2003      (5,701,490)     (10,948,343)      5,246,853
                                             2002     (10,948,343)      (8,491,647)     (2,456,696)

MFS Emerging Growth Series B                 2003          20,337         (202,255)        222,592
                                             2002        (202,255)             (58)       (202,197)

MFS High Income Series                       2003          17,210       (1,239,635)      1,256,845
                                             2002      (1,239,635)      (1,096,300)       (143,335)

MFS High Income Series B                     2003       3,232,174          (44,653)      3,276,827
                                             2002         (44,653)          33,103         (77,756)

MFS Strategic Income Series                  2003         145,014           90,440          54,574
                                             2002          90,440            2,604          87,836

MFS Strategic Income Series B                2003         284,913           90,061         194,852
                                             2002          90,061               56          90,005

MFS Investors Trust Series                   2003      (3,700,194)      (8,236,462)      4,536,268
                                             2002      (8,236,462)      (3,950,181)     (4,286,281)

MFS Investors Trust Series B                 2003          26,391       (3,485,610)      3,512,001
                                             2002      (3,485,610)          14,208      (3,499,818)

MFS New Discovery Series                     2003         199,414       (1,703,138)      1,902,552
                                             2002      (1,703,138)         122,541      (1,825,679)

MFS New Discovery Series B                   2003       4,754,396       (3,654,456)      8,408,852
                                             2002      (3,654,456)         493,686      (4,148,142)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                          Unrealized Appreciation (Depreciation)
                                                      ----------------------------------------------
                                                       Appreciation     Appreciation
                                              Year or (Depreciation)   (Depreciation)
                                              Period  End of Period  Beginning of Period    Change
                                              ------- -------------- ------------------- -----------

MetLife Davis Venture Value A                  2003    $         1       $         -     $         1
                                               2002              -                 -               -

MetLife Davis Venture Value E                  2003     25,224,520        (2,004,486)     27,229,006
                                               2002     (2,004,486)          135,647      (2,140,133)

MetLife Harris Oakmark Focused Value B         2003     19,157,702          (536,452)     19,694,154
                                               2002       (536,452)          115,514        (651,966)

MetLife Jennison Growth B                      2003      7,912,090          (659,130)      8,571,220
                                               2002       (659,130)                -        (659,130)

MetLife MFS Investors Trust Series B           2003      5,686,016          (367,577)      6,053,593
                                               2002       (367,577)                -        (367,577)

MetLife MFS Total Return Series A              2003          4,059                 -           4,059
                                               2002              -                 -               -

MetLife MFS Total Return Series B              2003      1,802,514             9,191       1,793,323
                                               2002          9,191                 -           9,191

MetLife Capital Guardian U.S. Equity Series A  2003             60                 -              60
                                               2002              -                 -               -

MetLife Capital Guardian U.S. Equity Series B  2003      5,155,369           (38,981)      5,194,350
                                               2002        (38,981)                -         (38,981)

MetLife Met/Putnam Voyager Portfolio A         2003         25,049          (120,050)        145,099
                                               2002       (120,050)           (2,646)       (117,404)

MetLife Met/Putnam Voyager Portfolio B         2003         88,691                 -          88,691
                                               2002              -                 -               -

MetLife MFS Research Series B                  2003          9,945                 -           9,945
                                               2002              -                 -               -

MetLife Putnam International Stock Class A     2003        (18,770)         (106,005)         87,235
                                               2002       (106,005)          (69,774)        (36,231)

MetLife Putnam International Stock Class B     2003      1,397,242                 -       1,397,242
                                               2002              -                 -               -

MetLife SSR Money Market Portfolio             2003              -                 -               -
                                               2002              -                 -               -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                         Unrealized Appreciation (Depreciation)
                                                     ----------------------------------------------
                                                      Appreciation     Appreciation
                                             Year or (Depreciation)   (Depreciation)
                                             Period  End of Period  Beginning of Period    Change
                                             ------- -------------- ------------------- -----------

MetLife Stock Index Portfolio B               2003    $ 3,108,178       $  (878,739)    $ 3,986,917
                                              2002       (878,739)            1,000        (879,739)

Oppenheimer Capital Appreciation Fund         2003     (1,199,705)       (3,799,494)      2,599,789
                                              2002     (3,799,494)       (1,877,212)     (1,922,282)

Oppenheimer Main Street Growth & Income Fund  2003     (1,113,828)       (3,495,166)      2,381,338
                                              2002     (3,495,166)       (2,317,308)     (1,177,858)

Oppenheimer High Income Fund                  2003       (223,695)         (734,436)        510,741
                                              2002       (734,436)         (587,948)       (146,488)

Oppenheimer Bond Fund                         2003        114,789           (40,705)        155,494
                                              2002        (40,705)         (392,292)        351,587

Oppenheimer Strategic Bond Fund               2003        199,403          (157,104)        356,507
                                              2002       (157,104)         (183,291)         26,187

Putnam Growth & Income Fund                   2003     (1,999,925)       (8,289,291)      6,289,366
                                              2002     (8,289,291)       (3,886,337)     (4,402,954)

Putnam Growth & Income Fund B                 2003        220,487          (243,394)        463,881
                                              2002       (243,394)           (6,850)       (236,544)

Putnam New Value Fund                         2003        211,156          (255,636)        466,792
                                              2002       (255,636)          124,053        (379,689)

Putnam New Value Fund B                       2003         94,396          (139,959)        234,355
                                              2002       (139,959)           10,475        (150,434)

Putnam Vista Fund                             2003     (3,547,905)       (6,360,782)      2,812,877
                                              2002     (6,360,782)       (5,580,465)       (780,317)

Putnam Vista Fund B                           2003         45,733          (288,187)        333,920
                                              2002       (288,187)            2,405        (290,592)

Putnam International Growth Fund              2003     (3,729,348)       (9,874,749)      6,145,401
                                              2002     (9,874,749)       (6,631,921)     (3,242,828)

Putnam International Equity B                 2003      7,456,092        (3,373,714)     10,829,806
                                              2002     (3,373,714)          (27,029)     (3,346,685)

Putnam International New Opportunities Fund   2003        (81,952)         (838,463)        756,511
                                              2002       (838,463)       (1,898,098)      1,059,635

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                Unrealized Appreciation (Depreciation)
                                                            ----------------------------------------------
                                                                 Aggregate      Aggregate Cost
                                                    Year or Proceeds from Sales of Fund Shares
                                                    Period    of Fund Shares       Redeemed       Change
                                                    ------- ------------------- -------------- -----------

Putnam International New Opportunities Fund B        2003       $    65,338      $   (15,555)  $    80,893
                                                     2002           (15,555)           1,902       (17,457)

Putnam Equity Income B                               2003           222,989                -       222,989
                                                     2002                 -                -             -

Templeton Global Income Securities Fund              2003           287,913          195,247        92,666
                                                     2002           195,247           14,590       180,657

Templeton Global Income Securities Fund B            2003           108,700           73,101        35,599
                                                     2002            73,101            1,847        71,254

Templeton Franklin Small Cap Fund                    2003          (446,555)      (2,252,189)    1,805,634
                                                     2002        (2,252,189)      (1,436,729)     (815,460)

Templeton Franklin Small Cap Fund B                  2003           655,847         (627,265)    1,283,112
                                                     2002          (627,265)          95,458      (722,723)

Templeton Growth Securities Fund                     2003          (276,900)      (1,094,731)      817,831
                                                     2002        (1,094,731)        (579,557)     (515,174)

Templeton Growth Securities Fund B                   2003           103,146         (397,331)      500,477
                                                     2002          (397,331)           5,350      (402,681)

Templeton Foreign Securities Fund                    2003           489,787       (3,961,801)    4,451,588
                                                     2002        (3,961,801)      (4,763,872)      802,071

Templeton Foreign Securities Fund B                  2003         1,566,108         (828,130)    2,394,238
                                                     2002          (828,130)         (57,249)     (770,881)

Templeton Developing Markets Securities Fund         2003         1,720,949       (1,083,061)    2,804,010
                                                     2002        (1,083,061)      (1,205,023)      121,962

Templeton Developing Markets Securities Fund B       2003         6,844,466         (225,364)    7,069,830
                                                     2002          (225,364)          92,772      (318,136)

Templeton Mutual Shares Securities Fund              2003         1,032,976       (1,176,312)    2,209,288
                                                     2002        (1,176,312)         536,405    (1,712,717)

Templeton Mutual Shares Securities Fund B            2003         2,564,400       (1,850,112)    4,414,512
                                                     2002        (1,850,112)          77,289    (1,927,401)

Templeton Franklin Large Cap Growth Securities Fund  2003        (1,343,957)      (2,919,055)    1,575,098
                                                     2002        (2,919,055)      (2,216,812)     (702,243)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                  Unrealized Appreciation (Depreciation)
                                                              ----------------------------------------------
                                                                   Aggregate      Aggregate Cost
                                                      Year or Proceeds from Sales of Fund Shares
                                                      Period    of Fund Shares       Redeemed       Change
                                                      ------- ------------------- -------------- -----------

Templeton Franklin Large Cap Growth Securities Fund B  2003       $   229,028      $(1,195,929)  $ 1,424,957
                                                       2002        (1,195,929)         (31,520)   (1,164,409)

Fidelity Growth Portfolio                              2003          (972,120)      (1,929,105)      956,985
                                                       2002        (1,929,105)      (1,268,686)     (660,419)

Fidelity Growth Portfolio B                            2003         1,044,703         (546,091)    1,590,794
                                                       2002          (546,091)          34,183      (580,274)

Fidelity Contrafund Portfolio                          2003           (60,519)        (966,968)      906,449
                                                       2002          (966,968)        (777,631)     (189,337)

Fidelity Growth Opportunities Portfolio                2003          (184,698)        (359,343)      174,645
                                                       2002          (359,343)        (291,505)      (67,838)

Fidelity Growth & Income Portfolio                     2003          (196,401)        (799,843)      603,442
                                                       2002          (799,843)        (486,708)     (313,135)

Fidelity Equity-Income Portfolio                       2003            (6,406)        (490,627)      484,221
                                                       2002          (490,627)        (126,840)     (363,787)

Fidelity Equity-Income Portfolio B                     2003           730,868         (237,761)      968,629
                                                       2002          (237,761)           3,610      (241,371)

Fidelity High Income Portfolio B                       2003           100,488           13,051        87,437
                                                       2002            13,051             (570)       13,621

American Century Income & Growth Fund                  2003         7,391,255       (9,727,560)   17,118,815
                                                       2002        (9,727,560)      (1,384,429)   (8,343,131)

American Century International Fund                    2003            65,734          (84,366)      150,100
                                                       2002           (84,366)        (171,478)       87,112

American Century Value Fund                            2003         2,303,445       (1,332,036)    3,635,481
                                                       2002        (1,332,036)       1,860,254    (3,192,290)

Dreyfus Stock Index Fund                               2003          (147,794)        (376,767)      228,973
                                                       2002          (376,767)        (293,251)      (83,516)

Dreyfus Stock Index Fund B                             2003           298,075         (306,967)      605,042
                                                       2002          (306,967)           9,393      (316,360)

Dreyfus Disciplined Stock Portfolio                    2003           (23,270)         (72,354)       49,084
                                                       2002           (72,354)         (52,549)      (19,805)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                       Unrealized Appreciation (Depreciation)
                                                   ----------------------------------------------
                                                    Appreciation     Appreciation
                                           Year or (Depreciation)   (Depreciation)
                                           Period  End of Period  Beginning of Period    Change
                                           ------- -------------- ------------------- -----------

Dreyfus Disciplined Stock Portfolio B       2003    $     7,375       $   (63,857)    $    71,232
                                            2002        (63,857)            2,020         (65,877)

Dreyfus Capital Appreciation Portfolio      2003       (476,958)       (1,597,031)      1,120,073
                                            2002     (1,597,031)         (758,638)       (838,393)

Dreyfus Capital Appreciation Portfolio B    2003      1,236,158        (2,101,365)      3,337,523
                                            2002     (2,101,365)          (39,328)     (2,062,037)

INVESCO Dynamics Fund                       2003      1,350,743        (7,667,494)      9,018,237
                                            2002     (7,667,494)       (2,311,919)     (5,355,575)

INVESCO High Yield Fund                     2003       (620,775)       (1,355,086)        734,311
                                            2002     (1,355,086)       (1,362,427)          7,341

PIMCO High Yield Portfolio                  2003        269,645           (32,942)        302,587
                                            2002        (32,942)           (9,648)        (23,294)

PIMCO Low Duration Portfolio                2003         84,590           109,161         (24,571)
                                            2002        109,161           (17,880)        127,041

PIMCO StocksPLUS Growth & Income Portfolio  2003          5,840          (300,225)        306,065
                                            2002       (300,225)         (108,118)       (192,107)

PIMCO Total Return Portfolio                2003      1,276,672         1,037,658         239,014
                                            2002      1,037,658             2,357       1,035,301

Scudder I International Portfolio           2003     (1,089,607)       (1,974,807)        885,200
                                            2002     (1,974,807)       (1,861,646)       (113,161)

Scudder I International Portfolio B         2003      1,103,543        (1,017,670)      2,121,213
                                            2002     (1,017,670)         (158,371)       (859,299)

First American Equity Income Class B        2003        704,443        (3,216,000)      3,920,443
                                            2002     (3,216,000)          689,010      (3,905,010)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                       As of December 31, 2003
                                                              -----------------------------------------
                                                                                Unit
                                                                             Fair Value*     Net Assets
                                                                Units    (lowest to highest)   (000)
                                                              ---------- ------------------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio         18,660,948 $12.36  to  $43.37   $795,893
  Met Investors Lord Abbett Growth & Income Portfolio B        9,362,876  42.21  to  43.71     402,267
  Met Investors Lord Abbett Bond Debenture Portfolio           8,352,143  11.88  to  16.21     134,760
  Met Investors Lord Abbett Bond Debenture Portfolio B        11,742,265  15.78  to  16.34     188,207
  Met Investors Lord Abbett Growth Opportunity Portfolio       2,866,430   8.87  to  9.01       25,444
  Met Investors Lord Abbett Growth Opportunity Portfolio B     2,907,821   8.70  to  8.93       25,660
  Met Investors Lord Abbett Mid-Cap Value Portfolio            4,348,763  18.81  to  19.45      84,528
  Met Investors Lord Abbett Mid-Cap Value Portfolio B          4,728,075  19.11  to  19.60      91,442
(b) Met Investors Lord Abbett America's Value Portfolio B        447,937  11.96  to  12.04       5,379
  Met Investors JP Morgan Quality Bond Portfolio               5,065,815  13.01  to  14.78      74,837
  Met Investors JP Morgan Quality Bond Portfolio B             3,511,555  14.52  to  14.90      51,490
  Met Investors JP Morgan Select Equity Portfolio              7,298,968  9.03  to  15.21      110,549
  Met Investors JP Morgan Select Equity Portfolio B              590,907  14.94  to  15.32       8,933
  Met Investors JP Morgan Small Cap Stock Portfolio            3,113,569  6.56  to  14.12       43,739
  Met Investors Met/Putnam Capital Opportunities Portfolio B     182,817  13.87  to  14.22       2,564
  Met Investors Met/Putnam Research Portfolio B                2,466,985   7.57  to  7.73       18,890
  Met Investors Oppenheimer Capital Appreciation Portfolio B  15,380,749   7.80  to  7.97      121,536
(b) Met Investors PIMCO Inflation Protected Bond Portfolio B   7,706,190  10.37  to  10.44      80,239
  Met Investors PIMCO Money Market Portfolio B                 3,952,789  9.82  to  10.17       39,337
  Met Investors Janus Aggressive Growth Portfolio B            8,421,303   6.58  to  6.72       56,085
  Met Investors PIMCO total Return Bond Portfolio B           16,389,544  11.44  to  11.69     190,243
  Met Investors PIMCO Innovation Portfolio B                   1,767,899   4.51  to  4.60        8,066
  Met Investors T Rowe Price Mid Cap Growth Portfolio B       11,428,214   6.00  to  6.18       69,509
(c) Met Investors MFS Research International Portfolio         3,717,596  13.28  to  13.33      49,371
  Met Investors MFS Research International Portfolio B         3,903,399   9.30  to  9.58       36,781
  Met Investors AIM Small Cap Growth Portfolio B               3,833,712  11.38  to  11.61      44,193
  Met Investors AIM Mid Cap Core Equity Portfolio B            3,736,086  11.80  to  12.03      44,639
  Met Investors Harris Oakmark International Portfolio B       6,077,658  11.53  to  11.76      70,998
  Met Investors Third Avenue Small Cap Value Portfolio B       6,229,319  11.32  to  11.49      71,163
  Russell Multi-Style Equity Fund                              4,201,992       10.33            43,415
  Russell Aggressive Equity Fund                                 852,365       11.26             9,599

                                                                     For the Year Ended December 31, 2003
                                                              ---------------------------------------------------
                                                              Investment       Expense              Total
                                                                Income        Ratio***           Return****
                                                               Ratio**   (lowest to highest) (lowest to highest)
                                                              ---------- ------------------- --------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio            1.07%    0.85%  to  1.40%    29.24%  to  29.95%
  Met Investors Lord Abbett Growth & Income Portfolio B          0.82%    0.85%  to  2.35%    23.90%  to  29.63%
  Met Investors Lord Abbett Bond Debenture Portfolio             1.66%    0.85%  to  1.40%    17.86%  to  18.51%
  Met Investors Lord Abbett Bond Debenture Portfolio B           2.45%    0.85%  to  2.35%    8.88%  to  18.15%
  Met Investors Lord Abbett Growth Opportunity Portfolio         0.00%    0.85%  to  1.40%    34.54%  to  35.28%
  Met Investors Lord Abbett Growth Opportunity Portfolio B       0.00%    0.85%  to  1.80%    33.29%  to  34.56%
  Met Investors Lord Abbett Mid-Cap Value Portfolio              0.70%    0.85%  to  1.40%    24.41%  to  25.09%
  Met Investors Lord Abbett Mid-Cap Value Portfolio B            0.70%    0.85%  to  1.80%    23.63%  to  24.81%
(b) Met Investors Lord Abbett America's Value Portfolio B        4.96%    0.85%  to  1.80%    19.61%  to  20.37%
  Met Investors JP Morgan Quality Bond Portfolio                 3.66%    0.85%  to  1.40%     2.55%  to  3.11%
  Met Investors JP Morgan Quality Bond Portfolio B               4.98%    0.85%  to  1.80%     1.91%  to  2.88%
  Met Investors JP Morgan Select Equity Portfolio                0.59%    0.85%  to  1.40%    31.64%  to  32.37%
  Met Investors JP Morgan Select Equity Portfolio B              0.45%    0.85%  to  1.80%    30.83%  to  32.07%
  Met Investors JP Morgan Small Cap Stock Portfolio              0.00%    0.85%  to  1.40%    26.94%  to  27.64%
  Met Investors Met/Putnam Capital Opportunities Portfolio B     0.00%    0.85%  to  1.80%    25.99%  to  27.19%
  Met Investors Met/Putnam Research Portfolio B                  0.00%    1.30%  to  2.35%    19.42%  to  22.61%
  Met Investors Oppenheimer Capital Appreciation Portfolio B     0.00%    1.30%  to  2.35%    20.90%  to  26.74%
(b) Met Investors PIMCO Inflation Protected Bond Portfolio B     0.69%    1.30%  to  2.35%     3.70%  to  4.43%
  Met Investors PIMCO Money Market Portfolio B                   0.43%    0.85%  to  2.35%   (1.80%)  to  (0.42%)
  Met Investors Janus Aggressive Growth Portfolio B              0.00%    1.30%  to  2.35%    21.15%  to  29.08%
  Met Investors PIMCO total Return Bond Portfolio B              1.52%    1.30%  to  2.35%    (0.06%)  to  2.86%
  Met Investors PIMCO Innovation Portfolio B                     0.00%    1.30%  to  2.35%    38.29%  to  55.38%
  Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%    0.85%  to  2.35%    27.90%  to  35.48%
(c) Met Investors MFS Research International Portfolio           0.48%    0.85%  to  1.40%    32.80%  to  33.30%
  Met Investors MFS Research International Portfolio B           0.91%    0.85%  to  2.35%    28.59%  to  30.93%
  Met Investors AIM Small Cap Growth Portfolio B                 0.00%    1.30%  to  2.35%    32.40%  to  36.94%
  Met Investors AIM Mid Cap Core Equity Portfolio B              1.56%    1.30%  to  2.35%    22.83%  to  24.42%
  Met Investors Harris Oakmark International Portfolio B         1.78%    1.30%  to  2.35%    31.97%  to  34.41%
  Met Investors Third Avenue Small Cap Value Portfolio B         0.48%    1.30%  to  2.35%    34.67%  to  39.46%
  Russell Multi-Style Equity Fund                                0.75%         1.40%                27.07%
  Russell Aggressive Equity Fund                                 0.10%         1.40%                43.58%


     (b) For the period from May 1, 2003 to December 31, 2003.

     (c) For the period from April 25, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                 As of December 31, 2003
                                                         ----------------------------------------
                                                                          Unit
                                                                       Fair Value*     Net Assets
                                                           Units   (lowest to highest)   (000)
                                                         --------- ------------------- ----------
Accumulation units, continued:
  Russell Non-US Fund                                    1,616,001       $10.88         $17,587
  Russell Core Bond Fund                                 2,110,583       13.40           28,275
  Russell Real Estate Securities Fund                      197,263       17.34            3,422
  AIM Premier Equity Fund                                5,231,913  6.17  to  10.42      52,466
  AIM Premier Equity Fund B                                139,052  6.14  to  10.38       1,310
  AIM Capital Appreciation Fund                          3,251,783  5.74  to  10.77      33,230
  AIM Capital Appreciation Fund B                           83,665  10.50  to  10.61        886
  AIM International Growth Fund                            539,308  6.39  to  10.22       5,351
  AIM International Growth Fund B                           26,476  9.95  to  10.06         266
  Alliance Premier Growth Portfolio                      3,411,642       10.67           36,390
  Alliance Premier Growth Portfolio B                    7,263,147  10.48  to  10.59     76,722
  Alliance Bernstein Real Estate Investment Portfolio      934,952       14.18           13,256
  Alliance Bernstein Real Estate Investment Portfolio B  2,455,396  13.95  to  14.10     34,523
  Alliance Bernstein Small Cap Portfolio B                 151,142  14.08  to  14.23      2,147
  Alliance Bernstein Value Portfolio B                     107,576  10.73  to  10.85      1,164
  Liberty Newport Tiger Fund, Variable Series               54,143  11.91  to  12.04        652
  Goldman Sachs Growth & Income Fund                       477,014   9.18  to  9.28       4,427
  Goldman Sachs International Equity Fund                  193,766  10.37  to  10.48      2,030
  Scudder II Dreman High Return Equity Portfolio            18,967       12.47              237
  Scudder II Small Cap Growth Portfolio                    256,266   8.15  to  8.24       2,111
  Scudder II Dreman Small Cap Value Portfolio              425,796  12.81  to  12.95      5,514
  Scudder II Government Securities Portfolio               228,371  13.01  to  13.15      3,000
  MFS Bond Series                                           74,664       13.62            1,017
  MFS Research Series                                    1,046,664        9.93           10,391
  MFS Research Series B                                    143,411   9.76  to  9.87       1,410
  MFS Emerging Growth Series                             1,167,293       10.06           11,739
  MFS Emerging Growth Series B                             102,277  9.89  to  10.00       1,019
  MFS High Income Series                                   862,202       11.26            9,709
  MFS High Income Series B                               3,231,922  11.05  to  11.17     36,025
  MFS Strategic Income Series                              136,149       12.75            1,736
  MFS Strategic Income Series B                            454,865  12.53  to  12.67      5,752
  MFS Investors Trust Series                             2,184,796        9.73           21,247
  MFS Investors Trust Series B                           1,879,424   9.56  to  9.66      18,094
  MFS New Discovery Series                               1,033,991        7.16            7,402
  MFS New Discovery Series B                             5,468,948   7.04  to  7.12      38,808
(b) MetLife Davis Venture Value A                           62,347       28.43            1,773

                                                                For the Year Ended December 31, 2003
                                                         --------------------------------------------------
                                                         Investment       Expense              Total
                                                           Income        Ratio***           Return****
                                                          Ratio**   (lowest to highest) (lowest to highest)
                                                         ---------- ------------------- -------------------
Accumulation units, continued:
  Russell Non-US Fund                                      2.61%          1.40%               36.86%
  Russell Core Bond Fund                                   3.43%          1.40%               4.68%
  Russell Real Estate Securities Fund                      5.25%          1.40%               35.30%
  AIM Premier Equity Fund                                  0.30%     0.85%  to  1.80%   22.85%  to  24.02%
  AIM Premier Equity Fund B                                0.29%     0.85%  to  1.80%   22.60%  to  23.77%
  AIM Capital Appreciation Fund                            0.00%     0.85%  to  1.80%   27.21%  to  28.42%
  AIM Capital Appreciation Fund B                          0.00%     1.40%  to  1.80%   26.88%  to  27.39%
  AIM International Growth Fund                            0.52%     0.85%  to  1.80%   26.76%  to  27.97%
  AIM International Growth Fund B                          0.59%     1.40%  to  1.80%   26.31%  to  26.81%
  Alliance Premier Growth Portfolio                        0.00%          1.40%               21.95%
  Alliance Premier Growth Portfolio B                      0.00%     1.40%  to  1.80%   21.17%  to  21.65%
  Alliance Bernstein Real Estate Investment Portfolio      2.65%          1.40%               37.36%
  Alliance Bernstein Real Estate Investment Portfolio B    2.46%     1.40%  to  1.80%   36.55%  to  37.09%
  Alliance Bernstein Small Cap Portfolio B                 0.56%     1.40%  to  1.80%   38.38%  to  38.94%
  Alliance Bernstein Value Portfolio B                     0.77%     1.40%  to  1.80%   26.17%  to  26.68%
  Liberty Newport Tiger Fund, Variable Series              2.38%     1.40%  to  1.80%   42.21%  to  42.78%
  Goldman Sachs Growth & Income Fund                       1.25%     1.40%  to  1.80%   22.14%  to  22.63%
  Goldman Sachs International Equity Fund                  4.02%     1.40%  to  1.80%   33.08%  to  33.61%
  Scudder II Dreman High Return Equity Portfolio           1.70%          1.40%               30.09%
  Scudder II Small Cap Growth Portfolio                    0.00%     1.40%  to  1.80%   30.57%  to  31.10%
  Scudder II Dreman Small Cap Value Portfolio              1.16%     1.40%  to  1.80%   39.50%  to  40.06%
  Scudder II Government Securities Portfolio               3.00%     1.40%  to  1.80%    0.43%  to  0.84%
  MFS Bond Series                                          6.57%          1.40%               7.82%
  MFS Research Series                                      0.67%          1.40%               22.97%
  MFS Research Series B                                    0.41%     1.40%  to  1.80%   22.15%  to  22.64%
  MFS Emerging Growth Series                               0.00%          1.40%               28.42%
  MFS Emerging Growth Series B                             0.00%     1.40%  to  1.80%   27.62%  to  28.13%
  MFS High Income Series                                   4.03%          1.40%               16.32%
  MFS High Income Series B                                 3.55%     1.40%  to  1.80%   15.60%  to  16.06%
  MFS Strategic Income Series                              5.36%          1.40%               8.85%
  MFS Strategic Income Series B                            4.47%     1.40%  to  1.80%    8.13%  to  8.57%
  MFS Investors Trust Series                               0.67%          1.40%               20.45%
  MFS Investors Trust Series B                             0.47%     1.40%  to  1.80%   19.66%  to  20.14%
  MFS New Discovery Series                                 0.00%          1.40%               31.86%
  MFS New Discovery Series B                               0.00%     1.40%  to  1.80%   31.05%  to  31.58%
(b) MetLife Davis Venture Value A                          0.00%          1.40%               26.06%


     (b) For the period from May 1, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                          As of December 31, 2003
                                                 -----------------------------------------
                                                                   Unit
                                                                Fair Value*     Net Assets
                                                   Units    (lowest to highest)   (000)
                                                 ---------- ------------------- ----------
Accumulation units, continued:
  MetLife Davis Venture Value E                  15,387,201 $10.56  to  $10.87   $164,769
  MetLife Harris Oakmark Focused Value B          7,973,293  13.70  to  13.99     110,604
  MetLife Jennison Growth B                       6,208,252   9.62  to  9.76       60,266
  MetLife MFS Investors Trust Series B            4,446,377  9.86  to  10.02       44,104
(b) MetLife MFS Total Return Series A                64,286       38.42             2,470
  MetLife MFS Total Return Series B               1,578,367  10.43  to  10.60      16,620
(b) MetLife Capital Guardian US Equity Series A     239,843  10.63  to  10.73       2,550
  MetLife Capital Guardian US Equity Series B     2,554,417  10.52  to  10.69      27,082
  MetLife Met/Putnam Voyager Portfolio A             86,409        4.36               377
(b) MetLife Met/Putnam Voyager Portfolio B          125,596  11.70  to  11.78       1,475
(b) MetLife MFS Research B                           10,807  11.80  to  11.83         128
  MetLife Putnam International Stock A               34,170        7.57               259
(b) MetLife Putnam International Stock B          1,039,640  12.59  to  12.67      13,119
(c) MetLife SSR Money Market Portfolio            2,188,986   9.96  to  9.99       21,792
  MetLife Stock Index Portfolio B                 2,324,078  10.26  to  10.46      24,134
  Oppenheimer Capital Appreciation Fund             685,140       13.50             9,247
  Oppenheimer Main Street Growth & Income Fund      954,788        9.88             9,435
  Oppenheimer High Income Fund                      275,782       11.42             3,151
  Oppenheimer Bond Fund                             942,696       12.88            12,144
  Oppenheimer Strategic Bond Fund                   259,413       13.29             3,446
  Putnam Growth & Income Fund                     1,954,799       11.34            22,171
  Putnam Growth & Income Fund B                     232,335  11.14  to  11.30       2,613
  Putnam New Value Fund                             121,459       13.98             1,697
  Putnam New Value Fund B                            51,847  13.73  to  13.88         717
  Putnam Vista Fund                                 574,711        9.98             5,735
  Putnam Vista Fund B                                77,286   9.81  to  9.92          764
  Putnam International Growth Fund                1,668,952       13.39            22,353
  Putnam International Equity B                   3,747,457  13.16  to  13.31      49,727
  Putnam International New Opportunities Fund       187,149       10.96             2,051
  Putnam International New Opportunities Fund B      28,689  10.76  to  10.88         311
(b) Putnam Equity Income B                          214,208  12.01  to  12.08       2,583
  Templeton Global Income Securities Fund            87,702  14.73  to  15.64       1,294
  Templeton Global Income Securities Fund B          32,185  14.47  to  14.85         472
  Templeton Franklin Small Cap Fund                 434,099  5.82  to  11.69        4,993
  Templeton Franklin Small Cap Fund B               504,047  11.48  to  11.78       5,848
  Templeton Growth Securities Fund                  205,783  10.86  to  13.68       2,798

                                                        For the Year Ended December 31, 2003
                                                 ---------------------------------------------------
                                                 Investment       Expense              Total
                                                   Income        Ratio***           Return****
                                                  Ratio**   (lowest to highest) (lowest to highest)
                                                 ---------- ------------------- --------------------
Accumulation units, continued:
  MetLife Davis Venture Value E                    0.24%     0.85%  to  2.35%    25.13%  to  29.63%
  MetLife Harris Oakmark Focused Value B           0.05%     1.30%  to  2.35%    26.99%  to  30.49%
  MetLife Jennison Growth B                        0.15%     1.30%  to  2.35%    20.13%  to  27.89%
  MetLife MFS Investors Trust Series B             0.21%     0.85%  to  1.80%    19.36%  to  20.50%
(b) MetLife MFS Total Return Series A              0.00%                1.40%                 12.83%
  MetLife MFS Total Return Series B                1.16%     0.85%  to  1.80%    14.65%  to  15.74%
(b) MetLife Capital Guardian US Equity Series A    0.00%     0.85%  to  1.40%    25.85%  to  26.31%
  MetLife Capital Guardian US Equity Series B      0.42%     0.85%  to  1.80%    35.00%  to  36.28%
  MetLife Met/Putnam Voyager Portfolio A           0.00%          1.40%                24.16%
(b) MetLife Met/Putnam Voyager Portfolio B         0.00%     0.85%  to  1.80%    17.01%  to  17.75%
(b) MetLife MFS Research B                         0.00%     1.40%  to  1.80%    17.97%  to  18.29%
  MetLife Putnam International Stock A             0.68%          1.40%                26.26%
(b) MetLife Putnam International Stock B           0.00%     0.85%  to  1.80%    25.89%  to  26.69%
(c) MetLife SSR Money Market Portfolio             0.83%     0.85%  to  1.40%   (0.45%)  to  (0.07%)
  MetLife Stock Index Portfolio B                  1.36%     1.30%  to  2.35%    20.39%  to  26.10%
  Oppenheimer Capital Appreciation Fund            0.36%          1.40%                29.13%
  Oppenheimer Main Street Growth & Income Fund     0.98%          1.40%                24.96%
  Oppenheimer High Income Fund                     7.03%          1.40%                22.24%
  Oppenheimer Bond Fund                            5.59%          1.40%                5.29%
  Oppenheimer Strategic Bond Fund                  6.23%          1.40%                16.43%
  Putnam Growth & Income Fund                      2.11%          1.40%                25.92%
  Putnam Growth & Income Fund B                    1.47%     0.85%  to  1.80%    23.22%  to  25.61%
  Putnam New Value Fund                            1.60%          1.40%                31.02%
  Putnam New Value Fund B                          1.44%     1.40%  to  1.80%    30.12%  to  30.64%
  Putnam Vista Fund                                0.00%          1.40%                31.57%
  Putnam Vista Fund B                              0.00%     1.40%  to  1.80%    30.79%  to  31.32%
  Putnam International Growth Fund                 1.11%          1.40%                27.10%
  Putnam International Equity B                    0.80%     1.40%  to  1.80%    26.24%  to  26.74%
  Putnam International New Opportunities Fund      0.60%          1.40%                31.74%
  Putnam International New Opportunities Fund B    0.34%     1.40%  to  1.80%    30.83%  to  31.36%
(b) Putnam Equity Income B                         0.55%     0.85%  to  1.80%    20.05%  to  20.82%
  Templeton Global Income Securities Fund          7.50%     0.85%  to  1.40%    21.01%  to  21.68%
  Templeton Global Income Securities Fund B        7.62%     0.85%  to  1.80%    20.25%  to  21.40%
  Templeton Franklin Small Cap Fund                0.00%     0.85%  to  1.40%    35.70%  to  36.44%
  Templeton Franklin Small Cap Fund B              0.00%     0.85%  to  1.80%    34.80%  to  36.08%
  Templeton Growth Securities Fund                 1.67%     0.85%  to  1.40%    30.78%  to  31.50%


     (b) For the period from May 1, 2003 to December 31, 2003.

     (c) For the period from April 25, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2003
                                                         ----------------------------------------
                                                                          Unit
                                                                       Fair Value*     Net Assets
                                                           Units   (lowest to highest)   (000)
                                                         --------- ------------------- ----------
Accumulation units, continued:
  Templeton Growth Securities Fund B                       149,398 $13.41  to  $13.76   $ 2,030
  Templeton Foreign Securities Fund                      1,469,503   8.86  to  9.39      13,791
  Templeton Foreign Securities Fund B                    1,424,848   9.24  to  9.47      13,302
  Templeton Developing Markets Securities Fund             766,432       10.45            8,010
  Templeton Developing Markets Securities Fund B         2,245,737  10.25  to  10.36     23,210
  Templeton Mutual Shares Securities Fund                  808,208       13.22           10,688
  Templeton Mutual Shares Securities Fund B              1,874,994  12.99  to  13.25     24,551
  Templeton Franklin Large Cap Growth Securities Fund      405,136   8.20  to  12.69      5,061
  Templeton Franklin Large Cap Growth Securities Fund B    514,511  12.48  to  12.80      6,510
  Fidelity Growth Portfolio                                216,529       11.40            2,469
  Fidelity Growth Portfolio B                            1,074,596  11.21  to  11.33     12,140
  Fidelity Contrafund Portfolio                            252,860       13.65            3,452
  Fidelity Growth Opportunities Portfolio                   65,087        8.22              535
  Fidelity Growth & Income Portfolio                       195,123       11.27            2,200
  Fidelity Equity-Income Portfolio                         162,472       11.75            1,909
  Fidelity Equity-Income Portfolio B                       434,304  11.55  to  11.67      5,049
  Fidelity High Income Portfolio B                          72,582  11.37  to  11.49        832
  American Century Income & Growth Fund                  9,073,387   8.25  to  8.34      75,492
  American Century International Fund                       97,659   6.85  to  6.93         676
  American Century Value Fund                            1,164,854  13.47  to  13.62     15,819
  Dreyfus Stock Index Fund                                 113,629        7.75              880
  Dreyfus Stock Index Fund B                               366,131   7.60  to  7.69       2,802
  Dreyfus Disciplined Stock Portfolio                       15,866        7.33              116
  Dreyfus Disciplined Stock Portfolio B                     40,455   7.21  to  7.29         294
  Dreyfus Capital Appreciation Portfolio                   574,766        8.69            4,995
  Dreyfus Capital Appreciation Portfolio B               2,272,305   8.53  to  8.62      19,535
  INVESCO Dynamics Fund                                  4,481,530   6.50  to  6.57      29,387
  INVESCO High Yield Fund                                  387,745   8.78  to  8.88       3,434
  PIMCO High Yield Portfolio                               406,399  11.63  to  11.76      4,769
  PIMCO Low Duration Portfolio                           1,071,251  11.96  to  12.09     12,926
  PIMCO StocksPLUS Growth & Income Portfolio               148,755   8.11  to  8.20       1,216
  PIMCO total Return Portfolio                           2,766,162  12.67  to  12.81     35,342
  Scudder I International Portfolio                        393,527        6.21            2,442
  Scudder I International Portfolio B                    1,525,929   6.12  to  6.19       9,409
  First American Equity Income Class B                   1,287,786       13.40           17,259
Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio      166,975  11.04  to  28.62      4,756

                                                                For the Year Ended December 31, 2003
                                                         --------------------------------------------------
                                                         Investment       Expense              Total
                                                           Income        Ratio***           Return****
                                                          Ratio**   (lowest to highest) (lowest to highest)
                                                         ---------- ------------------- -------------------
Accumulation units, continued:
  Templeton Growth Securities Fund B                        1.58%    0.85%  to  1.80%   29.78%  to  31.02%
  Templeton Foreign Securities Fund                         1.89%    0.85%  to  1.40%   30.71%  to  31.43%
  Templeton Foreign Securities Fund B                       1.54%    0.85%  to  1.80%   29.86%  to  31.09%
  Templeton Developing Markets Securities Fund              1.35%         1.40%               51.60%
  Templeton Developing Markets Securities Fund B            1.16%    1.40%  to  1.80%   50.27%  to  50.87%
  Templeton Mutual Shares Securities Fund                   1.13%         1.40%               23.74%
  Templeton Mutual Shares Securities Fund B                 1.02%    0.85%  to  1.80%   22.92%  to  24.09%
  Templeton Franklin Large Cap Growth Securities Fund       0.75%    0.85%  to  1.40%   25.37%  to  26.06%
  Templeton Franklin Large Cap Growth Securities Fund B     0.71%    0.85%  to  1.80%   24.68%  to  25.87%
  Fidelity Growth Portfolio                                 0.29%         1.40%               31.00%
  Fidelity Growth Portfolio B                               0.05%    1.40%  to  1.80%   30.18%  to  30.70%
  Fidelity Contrafund Portfolio                             0.46%         1.40%               26.68%
  Fidelity Growth Opportunities Portfolio                   0.83%         1.40%               28.07%
  Fidelity Growth & Income Portfolio                        1.23%         1.40%               22.05%
  Fidelity Equity-Income Portfolio                          1.81%         1.40%               28.52%
  Fidelity Equity-Income Portfolio B                        1.29%    1.40%  to  1.80%   27.71%  to  28.22%
  Fidelity High Income Portfolio B                          3.28%    1.40%  to  1.80%   24.49%  to  24.99%
  American Century Income & Growth Fund                     1.25%    1.40%  to  1.80%   27.05%  to  27.56%
  American Century International Fund                       0.69%    1.40%  to  1.80%   22.29%  to  22.78%
  American Century Value Fund                               1.12%    1.40%  to  1.80%   26.66%  to  27.17%
  Dreyfus Stock Index Fund                                  1.48%         1.40%               26.58%
  Dreyfus Stock Index Fund B                                1.20%    1.40%  to  1.80%   25.77%  to  26.28%
  Dreyfus Disciplined Stock Portfolio                       0.82%         1.40%               21.81%
  Dreyfus Disciplined Stock Portfolio B                     0.65%    1.40%  to  1.80%   21.11%  to  21.60%
  Dreyfus Capital Appreciation Portfolio                    1.35%         1.40%               19.49%
  Dreyfus Capital Appreciation Portfolio B                  1.23%    1.40%  to  1.80%   18.67%  to  19.15%
  INVESCO Dynamics Fund                                     0.00%    1.40%  to  1.80%   35.37%  to  35.91%
  INVESCO High Yield Fund                                   5.91%    1.40%  to  1.80%   22.81%  to  23.30%
  PIMCO High Yield Portfolio                                7.11%    1.40%  to  1.80%   20.74%  to  21.23%
  PIMCO Low Duration Portfolio                              1.84%    1.40%  to  1.80%    0.52%  to  0.93%
  PIMCO StocksPLUS Growth & Income Portfolio                2.20%    1.40%  to  1.80%   28.06%  to  28.57%
  PIMCO total Return Portfolio                              2.86%    1.40%  to  1.80%    3.18%  to  3.60%
  Scudder I International Portfolio                         0.78%         1.40%               25.98%
  Scudder I International Portfolio B                       0.56%    1.40%  to  1.80%   25.24%  to  25.75%
  First American Equity Income Class B                      1.93%         1.40%               25.28%
Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio       1.07%    0.85%  to  1.40%   25.47%  to  26.13%


     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                 As of December 31, 2003
                                                          -------------------------------------
                                                                        Unit
                                                                     Fair Value*     Net Assets
                                                          Units  (lowest to highest)   (000)
                                                          ------ ------------------- ----------
Annuitization units, continued:
  Met Investors Lord Abbett Growth & Income Portfolio B      143       $39.72           $  6
  Met Investors Lord Abbett Bond Debenture Portfolio      55,500  10.61  to  12.89       712
  Met Investors Lord Abbett Bond Debenture Portfolio B       123       14.85               2
  Met Investors Lord Abbett Growth Opportunity Portfolio   5,798   8.20  to  8.32         48
  Met Investors Lord Abbett Mid-Cap Value Portfolio        8,237  16.11  to  16.79       133
  Met Investors Lord Abbett Mid-Cap Value Portfolio B        108       17.81               2
(b) Met Investors Lord Abbett America's Value Portfolio B    488       11.76               6
  Met Investors JP Morgan Quality Bond Portfolio          45,186       11.75             531
  Met Investors JP Morgan Quality Bond Portfolio B           127       13.54               2
  Met Investors JP Morgan Select Equity Portfolio         28,090       12.09             340
  Met Investors JP Morgan Small Cap Stock Portfolio       14,648  5.86  to  11.22        157
(c) Met Investors MFS Research International Portfolio    15,355  13.01 to  13.06        200
  Russell Multi-Style Equity Fund                          6,276        8.65              54
  Russell Aggressive Equity Fund                           3,211        9.43              30
  Russell Non-US Fund                                      2,148        9.11              20
  Russell Core Bond Fund                                  27,191       11.22             305
  Russell Real Estate Securities Fund                        429       15.18               7
  AIM Premier Equity Fund                                 16,360   5.50  to  8.63        137
  AIM Capital Appreciation Fund                            6,922   5.12  to  8.92         56
  AIM International Growth Fund                            4,694   5.74  to  8.47         35
  Alliance Premier Growth Portfolio                        6,757        8.93              60
  Alliance Bernstein Real Estate Investment Portfolio      2,079       11.87              25
  Goldman Sachs Growth & Income Fund                      10,108        7.79              79
  Goldman Sachs International Equity Fund                  1,362        8.80              12
  MFS Research Series                                      3,767        8.31              31
  MFS Emerging Growth Series                               1,680        8.42              14
  MFS High Income Series                                   1,580        9.43              15
  MFS Strategic Income Series                                366       10.68               4
  MFS Investors Trust Series                              16,441        8.14             134
  MFS New Discovery Series                                 2,995        6.49              19
  MetLife Davis Venture Value E                              861        9.93               9
  MetLife MFS total Return Series B                        2,505       10.00              25
  MetLife Capital Guardian US Equity Series B                380       10.08               4
(b) MetLife Met/Putnam Voyager Portfolio B                   719       11.50               8
(b) MetLife Putnam International Stock Class B               159       12.38               2
(c) MetLife SSR Money Market Portfolio                    31,577        9.76             308

                                                                 For the Year Ended December 31, 2003
                                                          --------------------------------------------------
                                                          Investment       Expense              Total
                                                            Income        Ratio***           Return****
                                                           Ratio**   (lowest to highest) (lowest to highest)
                                                          ---------- ------------------- -------------------
Annuitization units, continued:
  Met Investors Lord Abbett Growth & Income Portfolio B      0.82%         1.40%               21.52%
  Met Investors Lord Abbett Bond Debenture Portfolio         1.66%    0.85%  to  1.40%   14.45%  to  15.08%
  Met Investors Lord Abbett Bond Debenture Portfolio B       2.45%         1.40%               13.79%
  Met Investors Lord Abbett Growth Opportunity Portfolio     0.00%    0.85%  to  1.40%   29.35%  to  30.16%
  Met Investors Lord Abbett Mid-Cap Value Portfolio          0.70%    0.85%  to  1.40%   20.75%  to  21.41%
  Met Investors Lord Abbett Mid-Cap Value Portfolio B        0.70%         1.40%               18.17%
(b) Met Investors Lord Abbett America's Value Portfolio B    4.96%         1.40%               17.58%
  Met Investors JP Morgan Quality Bond Portfolio             3.66%         1.40%              (0.44%)
  Met Investors JP Morgan Quality Bond Portfolio B           4.98%         1.40%              (0.12%)
  Met Investors JP Morgan Select Equity Portfolio            0.59%         1.40%               27.78%
  Met Investors JP Morgan Small Cap Stock Portfolio          0.00%    0.85%  to  1.40%   23.18%  to  23.87%
(c) Met Investors MFS Research International Portfolio       0.48%    0.85%  to  1.40%   28.48%  to  28.96%
  Russell Multi-Style Equity Fund                            0.75%         1.40%               23.42%
  Russell Aggressive Equity Fund                             0.10%         1.40%               39.30%
  Russell Non-US Fund                                        2.61%         1.40%               32.85%
  Russell Core Bond Fund                                     3.43%         1.40%               1.61%
  Russell Real Estate Securities Fund                        5.25%         1.40%               31.33%
  AIM Premier Equity Fund                                    0.30%    0.85%  to  1.40%   19.73%  to  20.45%
  AIM Capital Appreciation Fund                              0.00%    0.85%  to  1.40%   24.08%  to  24.61%
  AIM International Growth Fund                              0.52%    0.85%  to  1.40%   23.59%  to  24.16%
  Alliance Premier Growth Portfolio                          0.00%         1.40%               18.46%
  Alliance Bernstein Real Estate Investment Portfolio        2.65%         1.40%               33.40%
  Goldman Sachs Growth & Income Fund                         1.25%         1.40%               19.12%
  Goldman Sachs International Equity Fund                    4.02%         1.40%               29.74%
  MFS Research Series                                        0.67%         1.40%               19.44%
  MFS Emerging Growth Series                                 0.00%         1.40%               24.76%
  MFS High Income Series                                     4.03%         1.40%               12.93%
  MFS Strategic Income Series                                5.36%         1.40%               5.63%
  MFS Investors Trust Series                                 0.67%         1.40%               17.00%
  MFS New Discovery Series                                   0.00%         1.40%               27.96%
  MetLife Davis Venture Value E                              0.24%         1.40%               24.36%
  MetLife MFS total Return Series B                          1.16%         1.40%               11.36%
  MetLife Capital Guardian US Equity Series B                0.42%         1.40%               27.12%
(b) MetLife Met/Putnam Voyager Portfolio B                   0.00%         1.40%               15.02%
(b) MetLife Putnam International Stock Class B               0.00%         1.40%               23.76%
(c) MetLife SSR Money Market Portfolio                       0.83%         1.40%              (2.41%)


     (b) For the period from May 1, 2003 to December 31, 2003.

     (c) For the period from April 25, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                              As of December 31, 2003
                                                       -------------------------------------
                                                                     Unit
                                                                  Fair Value*     Net Assets
                                                       Units  (lowest to highest)   (000)
                                                       ------ ------------------- ----------
Annuitization units, continued:
  Oppenheimer Main Street Growth & Income Fund            386       $ 8.27           $  3
  Oppenheimer Strategic Bond Fund                         763        11.13              8
  Putnam Growth & Income Fund                          14,428         9.50            137
  Putnam New Value Fund                                 1,650        11.70             19
  Putnam Vista Fund                                     3,267         8.36             27
  Putnam International Growth Fund                      1,860        11.22             21
  Putnam International New Opportunities Fund           2,415         9.17             22
(b) Putnam Equity Income B                                538        11.80              6
  Templeton Franklin Small Cap Fund                       376        10.13              4
  Templeton Growth Securities Fund                        372        11.82              4
  Templeton Foreign Securities Fund                     5,291         7.94             42
  Templeton Developing Markets Securities Fund          2,224         8.84             20
  Templeton Mutual Shares Securities Fund               3,194        11.18             36
  Templeton Franklin Large Cap Growth Securities Fund   2,735        11.00             30
  American Century Income & Growth Fund                 3,567         7.38             26
  American Century Value Fund                           1,124        12.06             14
  Dreyfus Capital Appreciation Portfolio                2,476         7.69             19
  INVESCO Dynamics Fund                                 1,404         5.82              8
  INVESCO High Yield Fund                               1,058         7.86              8
  PIMCO Low Duration Portfolio                         10,377        10.82            112
  PIMCO StocksPLUS Growth & Income Portfolio            1,767         7.26             13
  PIMCO Total Return Portfolio                         21,930        11.34            249
  Scudder I International Portfolio                       733         5.49              4
  First American Equity Income Class B                  2,207        12.62             28

                                                              For the Year ended December 31, 2003
                                                       ------------------------------------------------
                                                       Investment       Expense              Total
                                                         Income        Ratio***           Return****
                                                        Ratio**   (lowest to highest) (lowest to highest)
                                                       ---------- ------------------- -------------------
Annuitization units, continued:
  Oppenheimer Main Street Growth & Income Fund            0.98%          1.40%               21.33%
  Oppenheimer Strategic Bond Fund                         6.23%          1.40%               13.06%
  Putnam Growth & Income Fund                             2.11%          1.40%               22.23%
  Putnam New Value Fund                                   1.60%          1.40%               27.20%
  Putnam Vista Fund                                       0.00%          1.40%               27.78%
  Putnam International Growth Fund                        1.11%          1.40%               23.38%
  Putnam International New Opportunities Fund             0.60%          1.40%               27.96%
(b) Putnam Equity Income B                                0.55%          1.40%               18.02%
  Templeton Franklin Small Cap Fund                       0.00%          1.40%               28.38%
  Templeton Growth Securities Fund                        1.67%          1.40%               26.93%
  Templeton Foreign Securities Fund                       1.89%          1.40%               26.89%
  Templeton Developing Markets Securities Fund            1.35%          1.40%               47.29%
  Templeton Mutual Shares Securities Fund                 1.13%          1.40%               20.12%
  Templeton Franklin Large Cap Growth Securities Fund     0.75%          1.40%               21.70%
  American Century Income & Growth Fund                   1.25%          1.40%               23.89%
  American Century Value Fund                             1.12%          1.40%               23.42%
  Dreyfus Capital Appreciation Portfolio                  1.35%          1.40%               16.05%
  INVESCO Dynamics Fund                                   0.00%          1.40%               31.96%
  INVESCO High Yield Fund                                 5.91%          1.40%               19.78%
  PIMCO Low Duration Portfolio                            1.84%          1.40%               (1.05%)
  PIMCO StocksPLUS Growth & Income Portfolio              2.20%          1.40%               24.78%
  PIMCO Total Return Portfolio                            2.86%          1.40%                0.61%
  Scudder I International Portfolio                       0.78%          1.40%               22.38%
  First American Equity Income Class B                    1.93%          1.40%               21.65%

     (b) For the period from May 1, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                       As of December 31, 2002
                                                              -----------------------------------------
                                                                                Unit
                                                                             Fair Value*     Net Assets
                                                                Units    (lowest to highest)   (000)
                                                              ---------- ------------------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio         17,739,801  $9.51  to  $33.56   $586,680
  Met Investors Lord Abbett Growth & Income Portfolio B        4,898,490  33.02  to  33.72     163,632
  Met Investors Lord Abbett Bond Debenture Portfolio           9,189,220  10.03  to  13.76     125,888
  Met Investors Lord Abbett Bond Debenture Portfolio B         4,399,370  13.54  to  13.83      60,215
  Met Investors Lord Abbett Developing Growth Portfolio        2,512,538   4.97  to  7.44       18,487
  Met Investors Lord Abbett Developing Growth Portfolio B        574,459   7.36  to  7.48        4,264
  Met Investors Lord Abbett Growth Opportunity Portfolio         254,663   6.60  to  6.66        1,679
  Met Investors Lord Abbett Growth Opportunity Portfolio B     1,958,110   6.53  to  6.63       12,895
  Met Investors Lord Abbett Mid-Cap Value Portfolio            4,397,793  15.03  to  15.63      68,709
  Met Investors Lord Abbett Mid-Cap Value Portfolio B          3,054,810  15.46  to  15.71      47,589
  Met Investors JP Morgan Enhanced Index Portfolio             7,847,843   6.15  to  12.71      98,638
  Met Investors JP Morgan Enhanced Index Portfolio B             324,968  12.57  to  12.77       4,113
  Met Investors JP Morgan International Equity Portfolio       5,288,152   5.30  to  8.69       45,733
  Met Investors JP Morgan International Equity Portfolio B       173,545   8.59  to  8.73        1,503
  Met Investors JP Morgan Quality Bond Portfolio               6,087,046  12.62  to  14.41      87,690
  Met Investors JP Morgan Quality Bond Portfolio B             1,951,438  14.25  to  14.48      27,984
  Met Investors JP Morgan Select Equity Portfolio              8,545,103   6.82  to  11.55      98,309
  Met Investors JP Morgan Select Equity Portfolio B              545,142  11.42  to  11.60       6,271
  Met Investors JP Morgan Small Cap Stock Portfolio            3,744,273   5.14  to  11.12      41,468
  Met Investors Met/Putnam Capital Opportunities Portfolio B     159,241  11.01  to  11.18       1,766
  Met Investors Met/Putnam Research Portfolio B                  973,578   6.22  to  6.30        6,095
  Met Investors Oppenheimer Capital Appreciation Portfolio B   3,485,515   6.21  to  6.28       21,773
  Met Investors PIMCO Money Market Portfolio B                 2,772,993  10.00  to  10.21      27,938
  Met Investors Janus Aggressive Growth Portfolio B            1,738,230   5.14  to  5.20        8,986
  Met Investors PIMCO Total Return Bond Portfolio B            6,145,156  11.22  to  11.36      69,461
  Met Investors PIMCO Innovation Portfolio B                     610,838   2.92  to  2.96        1,797
  Met Investors T Rowe Price Mid Cap Growth Portfolio B        2,558,021   4.49  to  4.56       11,560
  Met Investors MFS Research International Portfolio B         1,580,897   7.20  to  7.32       11,459
  Met Investors AIM Small Cap Growth Portfolio B               1,063,308   8.38  to  8.47        8,972
  Met Investors AIM Mid Cap Core Equity Portfolio B              653,527   9.57  to  9.67        6,292
  Met Investors Harris Oakmark International Portfolio B         521,347   8.74  to  8.83        4,585

                                                                      For the Year ended December 31, 2002
                                                              -----------------------------------------------------
                                                              Investment       Expense               Total
                                                                Income        Ratio***            Return****
                                                               Ratio**   (lowest to highest)  (lowest to highest)
                                                              ---------- ------------------- ----------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio            0.87%    0.85%  to  1 .40%  (19.09%)  to  (18.64%)
  Met Investors Lord Abbett Growth & Income Portfolio B          1.44%    0.85%  to  2.25%   (19.94%)  to  (18.81%)
  Met Investors Lord Abbett Bond Debenture Portfolio             8.90%    0.85%  to  1.40%    (1.77%)  to  (1.23%)
  Met Investors Lord Abbett Bond Debenture Portfolio B           6.17%    0.85%  to  2.10%    (2.64%)  to  (1.42%)
  Met Investors Lord Abbett Developing Growth Portfolio          0.00%    0.85%  to  1.40%   (29.98%)  to  (29.59%)
  Met Investors Lord Abbett Developing Growth Portfolio B        0.00%    0.85%  to  1.80%   (30.40%)  to  (29.74%)
  Met Investors Lord Abbett Growth Opportunity Portfolio         0.00%    0.85%  to  1.40%   (25.30%)  to  (24.89%)
  Met Investors Lord Abbett Growth Opportunity Portfolio B       0.00%    0.85%  to  1.80%   (25.76%)  to  (25.05%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio              0.47%    0.85%  to  1.40%   (10.57%)  to  (10.08%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B            0.68%    0.85%  to  1.80%   (11.20%)  to  (10.35%)
  Met Investors JP Morgan Enhanced Index Portfolio               0.88%    0.85%  to  1.40%   (26.00%)  to  (25.59%)
  Met Investors JP Morgan Enhanced Index Portfolio B             1.13%    0.85%  to  1.80%   (26.46%)  to  (25.75%)
  Met Investors JP Morgan International Equity Portfolio         0.00%    0.85%  to  1.40%   (17.52%)  to  (17.07%)
  Met Investors JP Morgan International Equity Portfolio B       0.00%    0.85%  to  1.80%   (18.00%)  to  (17.22%)
  Met Investors JP Morgan Quality Bond Portfolio                 4.50%    0.85%  to  1.40%      7.44%  to  8.03%
  Met Investors JP Morgan Quality Bond Portfolio B               7.48%    0.85%  to  1.80%      6.66%  to  7.67%
  Met Investors JP Morgan Select Equity Portfolio                0.58%    0.85%  to  1.40%   (26.68%)  to  (26.28%)
  Met Investors JP Morgan Select Equity Portfolio B              0.77%    0.85%  to  1.80%   (27.15%)  to  (26.46%)
  Met Investors JP Morgan Small Cap Stock Portfolio              0.08%    0.85%  to  1.40%   (22.15%)  to  (21.72%)
  Met Investors Met/Putnam Capital Opportunities Portfolio B     0.09%    0.85%  to  1.80%   (22.60%)  to  (21.86%)
  Met Investors Met/Putnam Research Portfolio B                  0.83%    1.40%  to  2.10%   (22.46%)  to  (21.91%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B     0.01%    1.40%  to  2.05%   (26.27%)  to  (25.78%)
  Met Investors PIMCO Money Market Portfolio B                   0.99%    0.85%  to  2.10%     (1.01%)  to  0.24%
  Met Investors Janus Aggressive Growth Portfolio B              0.00%    1.40%  to  2.05%   (29.30%)  to  (28.84%)
  Met Investors PIMCO Total Return Bond Portfolio B              0.00%    1.40%  to  2.05%      7.08%  to  7.77%
  Met Investors PIMCO Innovation Portfolio B                     0.00%    1.40%  to  2.25%   (51.83%)  to  (51.42%)
  Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%    0.85%  to  2.25%   (44.51%)  to  (45.29%)
  Met Investors MFS Research International Portfolio B           0.28%    0.85%  to  2.25%   (13.77%)  to  (12.55%)
  Met Investors AIM Small Cap Growth Portfolio B                 0.00%    1.40%  to  2.25%   (29.12%)  to  (28.51%)
  Met Investors AIM Mid Cap Core Equity Portfolio B              0.02%    1.40%  to  2.25%   (12.80%)  to  (12.06%)
  Met Investors Harris Oakmark International Portfolio B         0.25%    1.40%  to  2.25%   (19.92%)  to  (19.23%)


     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                           As of December 31, 2002
                                                  ------------------------------------------
                                                                    Unit
                                                                 Fair Value*      Net Assets
                                                    Units   (lowest  to  highest)   (000)
                                                  --------- --------------------- ----------
Accumulation units, continued:
(d) Met Investors Third Avenue Small Cap Value
  Portfolio B                                       873,499   $8.19  to  $8.23     $ 7,175
  GACC Money Market Fund                          2,879,516   10.96  to  12.44      35,801
  Russell Multi-Style Equity Fund                 4,568,131         8.13            37,143
  Russell Aggressive Equity Fund                    962,698         7.84             7,552
  Russell Non-US Fund                             1,814,272         7.95            14,427
  Russell Core Bond Fund                          2,618,466        12.80            33,511
  Russell Real Estate Securities Fund               204,097        12.82             2,616
  AIM Premier Equity Fund                         6,194,025    4.97  to  8.41       50,300
(d) AIM Premier Equity Fund B                        74,811    4.96  to  8.39          561
  AIM Capital Appreciation Fund                   3,844,243    4.47  to  8.40       30,740
(d) AIM Capital Appreciation Fund B                  47,993    8.27  to  8.33          399
  AIM International Growth Fund                     641,074    5.00  to  8.00        4,986
(d) AIM International Growth Fund B                   3,753    7.87  to  7.93           30
  Alliance Premier Growth Portfolio               3,758,242         8.75            32,872
  Alliance Premier Growth Portfolio B             3,960,777    8.65  to  8.71       34,408
  Alliance Bernstein Real Estate Investment
   Portfolio                                      1,010,218        10.32            10,426
  Alliance Bernstein Real Estate Investment
   Portfolio B                                    1,465,642   10.21  to  10.28      15,039
  Alliance Bernstein Small Cap Portfolio B          147,202   10.18  to  10.24       1,506
  Alliance Bernstein Value Portfolio B               88,771    8.51  to  8.56          759
  Liberty Newport Tiger Fund, Variable Series        68,499    8.37  to  8.43          578
  Goldman Sachs Growth & Income Fund                577,867    7.52  to  7.57        4,373
  Goldman Sachs International Equity Fund           230,844    7.79  to  7.84        1,811
  Scudder II Dreman High Return Equity Portfolio     26,662         9.58               256
  Scudder II Small Cap Growth Portfolio             249,283    6.24  to  6.29        1,567
  Scudder II Dreman Small Cap Value Portfolio       525,935    9.19  to  9.25        4,863
  Scudder II Government Securities Portfolio        311,697   12.96  to  13.04       4,063
  MFS Bond Series                                   100,188        12.63             1,265
  MFS Research Series                             1,232,780         8.07             9,952
  MFS Research Series B                             123,092    7.99  to  8.05          988
  MFS Emerging Growth Series                      1,336,574         7.83            10,467
  MFS Emerging Growth Series B                       81,073    7.75  to  7.81          632
  MFS High Income Series                            852,309         9.68             8,252
  MFS High Income Series B                        1,595,503    9.56  to  9.63       15,331

                                                           For the Year ended December 31, 2002
                                                  -------------------------------------------------------
                                                  Investment        Expense                Total
                                                    Income         Ratio***             Return****
                                                   Ratio**   (lowest  to  highest) (lowest  to  highest)
                                                  ---------- --------------------- ----------------------
Accumulation units, continued:
(d) Met Investors Third Avenue Small Cap Value
  Portfolio B                                        0.38%     1.40%  to  2.25%    (18.14%)  to  (17.68%)
  GACC Money Market Fund                             3.37%     0.85%  to  1.40%       0.23%  to  0.78%
  Russell Multi-Style Equity Fund                    0.60%          1.40%                 (24.26%)
  Russell Aggressive Equity Fund                     0.00%          1.40%                 (20.18%)
  Russell Non-US Fund                                1.51%          1.40%                 (16.33%)
  Russell Core Bond Fund                             2.92%          1.40%                  7.33%
  Russell Real Estate Securities Fund                5.15%          1.40%                  2.36%
  AIM Premier Equity Fund                            0.31%     0.85%  to  1.80%    (31.51%)  to  (30.85%)
(d) AIM Premier Equity Fund B                        0.58%     0.85%  to  1.80%    (31.70%)  to  (31.05%)
  AIM Capital Appreciation Fund                      0.00%     0.85%  to  1.80%    (25.71%)  to  (25.00%)
(d) AIM Capital Appreciation Fund B                  0.00%     1.40%  to  1.80%    (25.85%)  to  (25.55%)
  AIM International Growth Fund                      0.55%     0.85%  to  1.80%    (17.18%)  to  (16.39%)
(d) AIM International Growth Fund B                  1.08%     1.40%  to  1.80%    (17.43%)  to  (17.10%)
  Alliance Premier Growth Portfolio                  0.00%          1.40%                 (31.61%)
  Alliance Premier Growth Portfolio B                0.00%     1.40%  to  1.80%    (32.08%)  to  (31.80%)
  Alliance Bernstein Real Estate Investment
   Portfolio                                         2.53%          1.40%                  1.18%
  Alliance Bernstein Real Estate Investment
   Portfolio B                                       2.32%     1.40%  to  1.80%       0.48%  to  0.89%
  Alliance Bernstein Small Cap Portfolio B           0.09%     1.40%  to  1.80%     (8.04%)  to  (7.68%)
  Alliance Bernstein Value Portfolio B               0.15%     1.40%  to  1.80%    (14.51%)  to  (14.16%)
  Liberty Newport Tiger Fund, Variable Series        1.14%     1.40%  to  1.80%    (18.45%)  to  (18.12%)
  Goldman Sachs Growth & Income Fund                 1.37%     1.40%  to  1.80%    (12.92%)  to  (12.57%)
  Goldman Sachs International Equity Fund            0.99%     1.40%  to  1.80%    (19.80%)  to  (19.47%)
  Scudder II Dreman High Return Equity Portfolio     1.03%          1.40%                 (19.17%)
  Scudder II Small Cap Growth Portfolio              0.00%     1.40%  to  1.80%    (34.65%)  to  (34.39%)
  Scudder II Dreman Small Cap Value Portfolio        0.44%     1.40%  to  1.80%    (12.93%)  to  (12.58%)
  Scudder II Government Securities Portfolio         3.15%     1.40%  to  1.80%       6.12%  to  6.55%
  MFS Bond Series                                    5.74%          1.40%                  7.41%
  MFS Research Series                                0.28%          1.40%                 (25.59%)
  MFS Research Series B                              0.08%     1.40%  to  1.80%    (26.07%)  to  (25.77%)
  MFS Emerging Growth Series                         0.00%          1.40%                 (34.68%)
  MFS Emerging Growth Series B                       0.00%     1.40%  to  1.80%    (35.04%)  to  (34.78%)
  MFS High Income Series                             6.88%          1.40%                  1.14%
  MFS High Income Series B                           4.94%     1.40%  to  1.80%       0.50%  to  0.90%

     (d) For the period from May 1, 2002 to December 31, 2002.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                          As of December 31, 2002
                                                  ----------------------------------------
                                                                   Unit
                                                                Fair Value*     Net Assets
                                                    Units   (lowest to highest)   (000)
                                                  --------- ------------------- ----------
Accumulation units, continued:
  MFS Strategic Income Series                       141,688       $11.72         $ 1,660
  MFS Strategic Income Series B                     198,515  11.59  to  11.67      2,314
  MFS Investors Trust Series                      2,256,732        8.07           18,221
  MFS Investors Trust Series B                    1,952,970   7.99  to  8.04      15,667
  MFS New Discovery Series                          910,643        5.43            4,944
  MFS New Discovery Series B                      3,161,132   5.37  to            17,058
  MetLife Davis Venture Value E                   4,471,021   8.26  to  8.39      37,182
  MetLife Harris Oakmark Focused Value B          2,218,864  10.59  to  10.71     23,633
(d) MetLife Jennison Growth B                     1,788,193   7.58  to  7.63      13,610
(d) MetLife MFS Investors Trust Series B          1,376,864   8.26  to  8.32      11,403
(d) MetLife MFS Total Return Series B               730,059   9.10  to  9.16       6,665
(d) MetLife Capital Guardian U.S. Equity Series B 1,117,958   7.80  to  7.85       8,740
  MetLife Putnam International Stock Class A         44,695        5.99              268
  MetLife Met/Putnam Voyager Portfolio A             85,734        3.51              301
  MetLife Stock Index Portfolio B                 1,082,604   8.20  to  8.29       8,934
  Oppenheimer Capital Appreciation Fund             643,117       10.45            6,722
  Oppenheimer Main Street Growth & Income Fund    1,029,945        7.91            8,145
  Oppenheimer High Income Fund                      272,760        9.35            2,549
  Oppenheimer Bond Fund                           1,151,840       12.23           14,092
  Oppenheimer Strategic Bond Fund                   297,581       11.41            3,396
  Putnam Growth & Income Fund                     2,368,279        9.01           21,332
  Putnam Growth & Income Fund B                     144,771   8.90  to  8.97       1,296
  Putnam New Value Fund                             157,053       10.67            1,675
  Putnam New Value Fund B                            88,936  10.55  to  10.62        941
  Putnam Vista Fund                                 689,413        7.59            5,229
  Putnam Vista Fund B                               149,242   7.50  to  7.55       1,123
  Putnam International Growth Fund                1,831,616       10.54           19,302
  Putnam International Equity B                   2,515,079  10.43  to  10.50     26,349
  Putnam International New Opportunities Fund       233,413        8.32            1,941
  Putnam International New Opportunities Fund B      31,106   8.22  to  8.28         257
  Templeton Global Income Securities Fund            92,223  12.17  to  12.86      1,124
  Templeton Global Income Securities Fund B          40,498  12.03  to  12.23        492
  Templeton Franklin Small Cap Fund                 442,699   4.26  to  8.61       3,741
  Templeton Franklin Small Cap Fund B               311,069   8.52  to  8.66       2,669
  Templeton Growth Securities Fund                  230,219  8.26  to  10.46       2,394
  Templeton Growth Securities Fund B                153,921  10.33  to  10.50      1,604
  Templeton Foreign Securities Fund               1,472,731   6.74  to  7.19      10,574
  Templeton Foreign Securities Fund B               653,477   7.11  to  7.23       4,684
  Templeton Developing Markets Securities Fund      841,692        6.89            5,802

                                                          For the Year ended December 31, 2002
                                                  -----------------------------------------------------
                                                  Investment       Expense               Total
                                                    Income        Ratio***            Return****
                                                   Ratio**   (lowest to highest)  (lowest to highest)
                                                  ---------- ------------------- ----------------------
Accumulation units, continued:
  MFS Strategic Income Series                        1.54%         1.40%                 6.90%
  MFS Strategic Income Series B                      0.40%    1.40%  to  1.80%      6.26%  to  6.68%
  MFS Investors Trust Series                         0.56%         1.40%                (22.06%)
  MFS Investors Trust Series B                       0.45%    1.40%  to  1.80%   (22.56%)  to  (22.25%)
  MFS New Discovery Series                           0.00%         1.40%                (32.58%)
  MFS New Discovery Series B                         0.00%    1.40%  to  1.80%   (33.02%)  to  (32.75%)
  MetLife Davis Venture Value E                      0.53%    0.85%  to  2.25%   (18.41%)  to  (17.26%)
  MetLife Harris Oakmark Focused Value B             0.10%    1.40%  to  2.25%   (11.09%)  to  (10.33%)
(d) MetLife Jennison Growth B                        0.00%    1.40%  to  2.25%   (24.15%)  to  (23.72%)
(d) MetLife MFS Investors Trust Series B             0.00%    0.85%  to  1.80%   (21.75%)  to  (21.00%)
(d) MetLife MFS Total Return Series B                0.00%    0.85%  to  1.80%    (7.20%)  to  (6.31%)
(d) MetLife Capital Guardian U.S. Equity Series B    0.00%    0.85%  to  1.80%   (22.05%)  to  (21.55%)
  MetLife Putnam International Stock Class A         0.95%         1.40%                (18.64%)
  MetLife Met/Putnam Voyager Portfolio A             0.00%         1.40%                (29.90%)
  MetLife Stock Index Portfolio B                    0.57%    1.40%  to  2.25%   (24.24%)  to  (23.60%)
  Oppenheimer Capital Appreciation Fund              0.63%         1.40%                (27.88%)
  Oppenheimer Main Street Growth & Income Fund       0.80%         1.40%                (19.93%)
  Oppenheimer High Income Fund                      10.35%         1.40%                (3.75%)
  Oppenheimer Bond Fund                              7.24%         1.40%                 7.56%
  Oppenheimer Strategic Bond Fund                    8.40%         1.40%                 5.95%
  Putnam Growth & Income Fund                        1.81%         1.40%                (19.92%)
  Putnam Growth & Income Fund B                      1.37%    1.40%  to  1.80%   (20.43%)  to  (20.12%)
  Putnam New Value Fund                              1.05%         1.40%                (16.62%)
  Putnam New Value Fund B                            0.56%    1.40%  to  1.80%   (17.11%)  to  (16.78%)
  Putnam Vista Fund                                  0.00%         1.40%                (31.35%)
  Putnam Vista Fund B                                0.00%    1.40%  to  1.80%   (31.84%)  to  (31.57%)
  Putnam International Growth Fund                   1.05%         1.40%                (18.67%)
  Putnam International Equity B                      0.60%      1.40% 1.80%      (19.14%)  to  (18.82%)
  Putnam International New Opportunities Fund        0.97%         1.40%                (14.67%)
  Putnam International New Opportunities Fund B      0.49%    1.40%  to  1.80%   (15.17%)  to  (14.83%)
  Templeton Global Income Securities Fund            1.16%    0.85%  to  1.40%     19.76%  to  20.42%
  Templeton Global Income Securities Fund B          1.01%    0.85%  to  1.80%     18.99%  to  20.12%
  Templeton Franklin Small Cap Fund                  0.44%    0.85%  to  1.40%   (29.52%)  to  (29.13%)
  Templeton Franklin Small Cap Fund B                0.27%    0.85%  to  1.80%   (29.96%)  to  (29.29%)
  Templeton Growth Securities Fund                   2.56%    0.85%  to  1.40%   (19.46%)  to  (19.01%)
  Templeton Growth Securities Fund B                 2.50%    0.85%  to  1.80%   (19.95%)  to  (19.18%)
  Templeton Foreign Securities Fund                  1.80%    0.85%  to  1.40%   (19.54%)  to  (19.10%)
  Templeton Foreign Securities Fund B                1.64%    0.85%  to  1.80%   (20.02%)  to  (19.25%)
  Templeton Developing Markets Securities Fund       1.67%         1.40%                (1.35%)

     (d) For the period from May 1, 2002 to December 31, 2002.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                  As of December 31, 2002
                                                          ----------------------------------------
                                                                           Unit
                                                                        Fair Value*     Net Assets
                                                            Units   (lowest to highest)   (000)
                                                          --------- ------------------- ----------
Accumulation units, continued:
  Templeton Developing Markets Securities Fund B          1,440,188  $6.82  to  $6.87    $ 9,871
  Templeton Mutual Shares Securities Fund                   870,917       10.69            9,308
  Templeton Mutual Shares Securities Fund B               1,436,712  10.56  to  10.68     15,252
  Templeton Franklin Large Cap Growth Securities Fund       461,890   6.51  to  10.12      4,611
  Templeton Franklin Large Cap Growth Securities Fund B     505,278  10.01  to  10.17      5,100
  Fidelity Growth Portfolio                                 252,608        8.71            2,199
  Fidelity Growth Portfolio B                               257,687   8.61  to  8.67       2,228
  Fidelity Contrafund Portfolio                             266,313       10.78            2,870
  Fidelity Growth Opportunities Portfolio                    74,740        6.42              480
  Fidelity Growth & Income Portfolio                        215,072        9.24            1,987
  Fidelity Equity-Income Portfolio                          182,656        9.14            1,670
  Fidelity Equity-Income Portfolio B                        277,336   9.04  to  9.10       2,515
  Fidelity High Income Portfolio B                           32,118   9.13  to  9.19         295
  American Century Income & Growth Fund                   7,698,635   6.49  to  6.54      50,249
  American Century International Fund                        96,087   5.60  to  5.64         542
  American Century Value Fund                             1,362,863  10.64  to  10.71     14,568
  Dreyfus Stock Index Fund                                  125,499        6.12              768
  Dreyfus Stock Index Fund B                                333,582   6.04  to  6.09       2,025
  Dreyfus Disciplined Stock Portfolio                        22,319        6.01              134
  Dreyfus Disciplined Stock Portfolio B                      44,594   5.95  to  6.00         267
  Dreyfus Capital Appreciation Portfolio                    678,208        7.27            4,933
  Dreyfus Capital Appreciation Portfolio B                1,960,715   7.19  to  7.24      14,158
  INVESCO Dynamics Fund                                   3,997,715   4.80  to  4.84      19,301
  INVESCO High Yield Fund                                   462,905   7.15  to  7.20       3,328
  PIMCO High Yield Portfolio                                103,967   9.63  to  9.70       1,007
  PIMCO Low Duration Portfolio                              848,584  11.90  to  11.98     10,153
  PIMCO StocksPLUS Growth & Income Portfolio                142,607   6.34  to  6.38         907
  PIMCO Total Return Portfolio                            2,974,243  12.28  to  12.36     36,713
  Scudder I International Portfolio                         456,139        4.93            2,247
  Scudder I International Portfolio B                     1,245,304   4.88  to  4.92       6,112
  First American Equity Income Class B                    1,529,995       10.70           16,367

Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio       157,950  8.75  to  22.81       3,580
  Met Investors Lord Abbett Bond Debenture Portfolio         38,502  9.22  to  11.26         429
  Met Investors Lord Abbett Developing Growth Portfolio       7,419   4.57  to  6.35          41
  Met Investors Lord Abbett Growth Opportunity Portfolio        398        6.34                3

                                                                  For the Year ended December 31, 2002
                                                          -----------------------------------------------------
                                                          Investment       Expense               Total
                                                            Income        Ratio***            Return****
                                                           Ratio**   (lowest to highest)  (lowest to highest)
                                                          ---------- ------------------- ----------------------
Accumulation units, continued:
  Templeton Developing Markets Securities Fund B             1.43%    1.40%  to  1.80%    (1.93%)  to  (1.54%)
  Templeton Mutual Shares Securities Fund                    1.10%         1.40%                (12.79%)
  Templeton Mutual Shares Securities Fund B                  0.87%    1.40%  to  1.80%   (13.39%)  to  (12.56%)
  Templeton Franklin Large Cap Growth Securities Fund        0.84%    0.85%  to  1.40%   (24.01%)  to  (23.59%)
  Templeton Franklin Large Cap Growth Securities Fund B      0.86%    1.40%  to  1.80%   (24.56%)  to  (23.84%)
  Fidelity Growth Portfolio                                  0.26%         1.40%                (31.08%)
  Fidelity Growth Portfolio B                                0.08%    1.40%  to  1.80%   (31.54%)  to  (31.27%)
  Fidelity Contrafund Portfolio                              0.86%         1.40%                (10.61%)
  Fidelity Growth Opportunities Portfolio                    1.17%         1.40%                (22.93%)
  Fidelity Growth & Income Portfolio                         1.42%         1.40%                (17.77%)
  Fidelity Equity-Income Portfolio                           1.80%         1.40%                (18.10%)
  Fidelity Equity-Income Portfolio B                         0.62%    1.40%  to  1.80%   (18.63%)  to  (18.31%)
  Fidelity High Income Portfolio B                           2.84%    1.40%  to  1.80%      1.46%  to  1.86%
  American Century Income & Growth Fund                      0.85%    1.40%  to  1.80%   (20.81%)  to  (20.49%)
  American Century International Fund                        0.73%    1.40%  to  1.80%   (21.79%)  to  (21.48%)
  American Century Value Fund                                0.89%    1.40%  to  1.80%   (14.18%)  to  (13.84%)
  Dreyfus Stock Index Fund                                   1.22%         1.40%                (23.44%)
  Dreyfus Stock Index Fund B                                 1.41%    1.40%  to  1.80%   (23.93%)  to  (23.63%)
  Dreyfus Disciplined Stock Portfolio                        0.53%         1.40%                (23.69%)
  Dreyfus Disciplined Stock Portfolio B                      0.66%    1.40%  to  1.80%   (24.10%)  to  (23.80%)
  Dreyfus Capital Appreciation Portfolio                     0.99%         1.40%                (17.87%)
  Dreyfus Capital Appreciation Portfolio B                   1.43%    1.40%  to  1.80%   (18.38%)  to  (18.05%)
  INVESCO Dynamics Fund                                      0.00%    1.40%  to  1.80%   (33.12%)  to  (32.85%)
  INVESCO High Yield Fund                                    9.37%    1.40%  to  1.80%    (3.06%)  to  (2.67%)
  PIMCO High Yield Portfolio                                 8.03%    1.40%  to  1.80%    (2.95%)  to  (2.56%)
  PIMCO Low Duration Portfolio                               3.31%    1.40%  to  1.80%      5.15%  to  5.57%
  PIMCO StocksPLUS Growth & Income Portfolio                 3.10%    1.40%  to  1.80%   (21.65%)  to  (21.33%)
  PIMCO Total Return Portfolio                               4.14%    1.40%  to  1.80%      7.14%  to  7.57%
  Scudder I International Portfolio                          0.90%         1.40%                (19.50%)
  Scudder I International Portfolio B                        0.48%    1.40%  to  1.80%   (20.07%)  to  (19.75%)
  First American Equity Income Class B                       2.00%         1.40%                (18.26%)

Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio        0.87%    0.85%  to  1.40%   (19.09%)  to  (18.64%)
  Met Investors Lord Abbett Bond Debenture Portfolio         8.90%    0.85%  to  1.40%    (1.77%)  to  (1.23%)
  Met Investors Lord Abbett Developing Growth Portfolio      0.00%    0.85%  to  1.40%   (29.98%)  to  (29.59%)
  Met Investors Lord Abbett Growth Opportunity Portfolio     0.00%         1.40%                (25.30%)


     * Unit fair value amounts are presented as a range of minimumto maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2002
                                                          -------------------------------------
                                                                        Unit
                                                                     Fair Value*     Net Assets
                                                          Units  (lowest to highest)   (000)
                                                          ------ ------------------- ----------
Annuitization units, continued:
  Met Investors Lord Abbett Mid-Cap Value Portfolio       14,521 $13.34  to  $13.83     $194
  Met Investors JP Morgan Enhanced Index Portfolio        39,773       10.41             414
  Met Investors JP Morgan International Equity Portfolio  14,077   4.88  to  7.11         99
  Met Investors JP Morgan Quality Bond Portfolio          35,529       11.80             419
  Met Investors JP Morgan Select Equity Portfolio         27,660        9.46             262
  Met Investors JP Morgan Small Cap Stock Portfolio       15,611   4.73  to  9.11        126
  GACC Money Market Fund                                  26,769       10.24             274
  Russell Multi-Style Fund                                14,582        7.01             102
  Russell Aggressive Equity Fund                           5,494        6.77              37
  Russell Non-US Fund                                      1,424        6.86              10
  Russell Core Bond Fund                                  18,780       11.04             207
  Russell Real Estate Securities Fund                        331       11.56               4
  AIM Premier Equity Fund                                 17,086   4.57  to  7.21        108
  AIM Capital Appreciation Fund                           11,508   4.11  to  7.19         64
  AIM International Growth Fund                           10,620   4.62  to  6.85         59
  Alliance Premier Growth Portfolio                        6,269        7.54              47
  Alliance Bernstein Real Estate Investment Portfolio      2,081        8.90              19
  Goldman Sachs Growth & Income Fund                      11,142        6.54              73
  Goldman Sachs International Equity Fund                  1,222        6.78               8
  MFS Research Series                                      2,532        6.96              18
  MFS Emerging Growth Series                               1,598        6.75              11
  MFS High Income Series                                   1,007        8.35               8
  MFS Strategic Income Series                                118       10.11               1
  MFS Investors Trust Series                              16,699        6.96             116
  MFS New Discovery Series                                 4,599        5.07              23
  Oppenheimer Main Street Growth & Income Fund             1,088        6.82               7
  Oppenheimer Strategic Bond Fund                          2,346        9.84              23
  Putnam Growth & Income Fund                             16,527        7.77             128
  Putnam New Value Fund                                    2,394        9.20              22
  Putnam Vista Fund                                        2,296        6.54              15
  Putnam International Growth Fund                         2,009        9.09              18
  Putnam International New Opportunities Fund              1,971        7.17              14
  Templeton Growth Securities Fund                         1,292        9.31              12
  Templeton Foreign Securities Fund                          825        6.26               5
  Templeton Developing Growth Securities Fund              2,483        6.00              15
  Templeton Mutual Shares Securities Fund                  4,011        9.31              37

                                                                  For the Year ended December 31, 2002
                                                          -----------------------------------------------------
                                                          Investment       Expense               Total
                                                            Income        Ratio***            Return****
                                                           Ratio**   (lowest to highest)  (lowest to highest)
                                                          ---------- ------------------- ----------------------
Annuitization units, continued:
  Met Investors Lord Abbett Mid-Cap Value Portfolio          0.47%    0.85%  to  1.40%   (10.57%)  to  (10.08%)
  Met Investors JP Morgan Enhanced Index Portfolio           0.88%         1.40%                (26.00%)
  Met Investors JP Morgan International Equity Portfolio     0.00%    0.85%  to  1.40%   (17.52%)  to  (17.07%)
  Met Investors JP Morgan Quality Bond Portfolio             4.50%         1.40%                 7.44%
  Met Investors JP Morgan Select Equity Portfolio            0.58%         1.40%                (26.68%)
  Met Investors JP Morgan Small Cap Stock Portfolio          0.08%    0.85%  to  1.40%   (22.15%)  to  (21.72%)
  GACC Money Market Fund                                     3.37%         1.40%                 0.23%
  Russell Multi-Style Fund                                   0.60%         1.40%                (24.26%)
  Russell Aggressive Equity Fund                             0.00%         1.40%                (20.18%)
  Russell Non-US Fund                                        1.51%         1.40%                (16.33%)
  Russell Core Bond Fund                                     2.92%         1.40%                 7.33%
  Russell Real Estate Securities Fund                        5.15%         1.40%                 2.36%
  AIM Premier Equity Fund                                    0.31%    0.85%  to  1.40%   (31.23%)  to  (30.85%)
  AIM Capital Appreciation Fund                              0.00%    0.85%  to  1.40%   (25.41%)  to  (25.00%)
  AIM International Growth Fund                              0.55%    0.85%  to  1.40%   (16.85%)  to  (16.39%)
  Alliance Premier Growth Portfolio                          0.00%         1.40%                (31.61%)
  Alliance Bernstein Real Estate Investment Portfolio        2.53%         1.40%                 1.18%
  Goldman Sachs Growth & Income Fund                         1.37%         1.40%                (12.57%)
  Goldman Sachs International Equity Fund                    0.99%         1.40%                (19.47%)
  MFS Research Series                                        0.28%         1.40%                (25.59%)
  MFS Emerging Growth Series                                 0.00%         1.40%                (34.68%)
  MFS High Income Series                                     6.88%         1.40%                 1.14%
  MFS Strategic Income Series                                1.54%         1.40%                 6.90%
  MFS Investors Trust Series                                 0.56%         1.40%                (22.06%)
  MFS New Discovery Series                                   0.00%         1.40%                (32.58%)
  Oppenheimer Main Street Growth & Income Fund               0.80%         1.40%                (19.93%)
  Oppenheimer Strategic Bond Fund                            8.40%         1.40%                 5.95%
  Putnam Growth & Income Fund                                1.81%         1.40%                (19.92%)
  Putnam New Value Fund                                      1.05%         1.40%                (16.62%)
  Putnam Vista Fund                                          0.00%         1.40%                (31.35%)
  Putnam International Growth Fund                           1.05%         1.40%                (18.67%)
  Putnam International New Opportunities Fund                0.97%         1.40%                (14.67%)
  Templeton Growth Securities Fund                           2.56%         1.40%                (19.46%)
  Templeton Foreign Securities Fund                          1.80%         1.40%                (19.54%)
  Templeton Developing Growth Securities Fund                1.67%         1.40%                (1.35%)
  Templeton Mutual Shares Securities Fund                    1.10%         1.40%                (12.79%)


     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                             As of December 31, 2002
                                                       ------------------------------------
                                                                    Unit
                                                                 Fair Value*     Net Assets
                                                       Units (lowest to highest)   (000)
                                                       ----- ------------------- ----------
Annuitization units, continued:
  Templeton Franklin Large Cap Growth Securities Fund  2,547        $9.04           $23
  American Century Income & Growth Fund                4,356         5.96            26
  American Century Value Fund                          1,395         9.77            14
  Dreyfus Capital Appreciation Portfolio               4,539         6.63            30
  INVESCO Dynamics Fund                                1,747         4.41             8
  INVESCO High Yield Fund                                986         6.56             6
  PIMCO Low Duration Portfolio                           276        10.93             3
  PIMCO StocksPLUS Growth & Income Portfolio           1,680         5.82            10
  PIMCO Total Return Portfolio                         2,099        11.27            24
  Scudder I International Portfoilo                    1,370         4.49             6
  First American Equity Income Class B                 4,367        10.37            45

                                                              For the Year ended December 31, 2002
                                                       --------------------------------------------------
                                                       Investment       Expense              Total
                                                         Income        Ratio***           Return****
                                                        Ratio**   (lowest to highest) (lowest to highest)
                                                       ---------- ------------------- -------------------
Annuitization units, continued:
  Templeton Franklin Large Cap Growth Securities Fund     0.84%          1.40%             (24.01%)
  American Century Income & Growth Fund                   0.85%          1.40%             (20.49%)
  American Century Value Fund                             0.89%          1.40%             (13.84%)
  Dreyfus Capital Appreciation Portfolio                  0.99%          1.40%             (17.87%)
  INVESCO Dynamics Fund                                   0.00%          1.40%             (32.85%)
  INVESCO High Yield Fund                                 9.37%          1.40%             (2.67%)
  PIMCO Low Duration Portfolio                            3.31%          1.40%              5.57%
  PIMCO StocksPLUS Growth & Income Portfolio              3.10%          1.40%             (21.33%)
  PIMCO Total Return Portfolio                            4.14%          1.40%              7.57%
  Scudder I International Portfoilo                       0.90%          1.40%             (19.50%)
  First American Equity Income Class B                    2.00%          1.40%             (18.26%)


     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                       As of December 31, 2001
                                                              -----------------------------------------
                                                                                 Unit
                                                                              Fair Value*     Net Assets
                                                                Units     (lowest to highest)   (000)
                                                              ----------  ------------------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth and Income                 19,920,999  $11.69  to  $41.48   $815,469
(f) Met Investors Lord Abbett Growth and Income B              1,454,416   41.18  to  41.54      60,188
  Met Investors Lord Abbett Bond Debenture                    10,085,008   10.15  to  14.00     140,729
(f) Met Investors Lord Abbett Bond Debenture B                   990,119   13.91  to  14.03      13,839
  Met Investors Lord Abbett Developing Growth                  3,102,592   7.05  to  10.63       32,606
  Met Investors Lord Abbett Developing Growth B                  227,438   10.58  to  10.64       2,413
(h) Met Investors Lord Abbett Growth Opportunity                  85,739    8.83  to  8.86          757
(g) Met Investors Lord Abbett Growth Opportunity Class B         615,943    8.79  to  8.85        5,435
  Met Investors Lord Abbett Mid-Cap Value                      3,998,233   16.72  to  17.48      69,842
(f) Met Investors Lord Abbett Mid-Cap Value B                    897,440   17.41  to  17.52      15,669
  Met Investors JP Morgan Enhanced Index                       9,746,539   8.27  to  17.18      165,814
(f) Met Investors JP Morgan Enhanced Index B                     190,262   17.09  to  17.20       3,260
  Met Investors JP Morgan International Equity                 6,859,229   6.39  to  10.54       71,970
(f) Met Investors JP Morgan International Equity B                94,256   10.48  to  10.55         991
  Met Investors JP Morgan Quality Bond                         6,648,417   11.68  to  13.41      89,149
(f) Met Investors JP Morgan Quality Bond B                       500,675   13.36  to  13.45      6,704
(f) Met Investors JP Morgan Select Equity                     10,910,514   9.25  to  15.75     171,307
(f) Met Investors JP Morgan Select Equity B                      305,340   15.67  to  15.77      4,799
  Met Investors JP Morgan Small Cap Stock                      4,770,697   6.57  to  14.28       67,872
  Met Investors Met/Putnam Capital Opportunities Portfolio B      58,653   14.22  to  14.31         837
(g) Met Investors Met/Putnam Research B                          130,063    8.03  to  8.07        1,046
(g) Met Investors Oppenheimer Capital Appreciation B             288,226    8.42  to  8.47        2,433
(g) Met Investors PIMCO Money Market B                           467,182   10.10  to  10.19       4,740
(g) Met Investors Janus Aggressive Growth B                      164,202    7.27  to  7.31        1,196
(g) Met Investors PIMCO Total Return Bond B                      218,855   10.48  to  10.54       2,299
(g) Met Investors PIMCO Innovation B                             111,243    6.06  to  6.09          676
(g) Met Investors T Rowe Price Mid Cap Growth Portfolio B        216,911    8.19  to  8.24        1,782
(g) Met Investors MFS Research International B                   101,829    8.34  to  8.38          851
(i) Met Investors AIM Small Cap Growth Portfolio B                18,549   11.83  to  11.85        220
(i) Met Investors AIM Mid Cap Core Equity Portfolio B             16,422   10.97  to  10.99        180
(i) Met Investors Harris Oakmark International Portfolio B         2,650   10.91  to  10.94         29

                                                                      For the Year ended December 31, 2001
                                                              -----------------------------------------------------
                                                              Investment       Expense               Total
                                                                Income        Ratio***            Return****
                                                               Ratio**   (lowest to highest)  (lowest to highest)
                                                              ---------- ------------------- ----------------------
Accumulation units:
  Met Investors Lord Abbett Growth and Income                    0.92%    0.85%  to  1.40%    (7.04%)  to  (6.46%)
(f) Met Investors Lord Abbett Growth and Income B                0.20%    0.85%  to  2.25%    (8.09%)  to  (6.79%)
  Met Investors Lord Abbett Bond Debenture                       8.06%    0.85%  to  1.40%      2.34%  to  2.96%
(f) Met Investors Lord Abbett Bond Debenture B                   1.56%    0.85%  to  2.25%      1.17%  to  2.61%
  Met Investors Lord Abbett Developing Growth                    0.00%    0.85%  to  1.40%    (8.14%)  to  (7.59%)
  Met Investors Lord Abbett Developing Growth B                  0.00%    0.85%  to  1.80%    (8.74%)  to  (7.87%)
(h) Met Investors Lord Abbett Growth Opportunity                 0.00%    0.85%  to  1.40%    (8.40%)  to  (8.07%)
(g) Met Investors Lord Abbett Growth Opportunity Class B         0.00%    0.85%  to  1.80%      4.99%  to  5.78%
  Met Investors Lord Abbett Mid-Cap Value                        0.47%    0.85%  to  1.40%      6.58%  to  7.19%
(f) Met Investors Lord Abbett Mid-Cap Value B                    0.11%    0.85%  to  1.80%      5.98%  to  6.99%
  Met Investors JP Morgan Enhanced Index                         0.82%    0.85%  to  1.40%   (12.65%)  to  (12.15%)
(f) Met Investors JP Morgan Enhanced Index B                     0.22%    0.85%  to  1.80%   (13.23%)  to  (12.40%)
  Met Investors JP Morgan International Equity                   1.31%    0.85%  to  1.40%   (21.44%)  to  (20.98%)
(f) Met Investors JP Morgan International Equity B               0.51%    0.85%  to  1.80%   (22.00%)  to  (21.25%)
  Met Investors JP Morgan Quality Bond                           4.73%    0.85%  to  1.40%      5.56%  to  6.40%
(f) Met Investors JP Morgan Quality Bond B                      4.73%    0.85%  to  1.80%     4.92%  to  5.93%
(f) Met Investors JP Morgan Select Equity                       0.48%    0.85%  to  1.40%   (7.33%)  to  (6.72%)
(f) Met Investors JP Morgan Select Equity B                     0.15%    0.85%  to  1.80%   (8.01%)  to  (7.13%)
  Met Investors JP Morgan Small Cap Stock                        0.17%    0.85%  to  1.40%    (9.73%)  to  (9.22%)
  Met Investors Met/Putnam Capital Opportunities Portfolio B     0.00%    0.85%  to  1.80%   (10.27%)  to  (9.41%)
(g) Met Investors Met/Putnam Research B                          0.57%    1.40%  to  2.25%    (3.99%)  to  (3.35%)
(g) Met Investors Oppenheimer Capital Appreciation B             0.13%    1.40%  to  2.25%    (3.49%)  to  (2.85%)
(g) Met Investors PIMCO Money Market B                           1.27%    0.85%  to  2.25%      0.67%  to  1.66%
(g) Met Investors Janus Aggressive Growth B                      0.00%    1.40%  to  2.25%   (10.51%)  to  (9.91%)
(g) Met Investors PIMCO Total Return Bond B                      3.25%    1.40%  to  2.25%      3.18%  to  3.87%
(g) Met Investors PIMCO Innovation B                             0.00%    1.40%  to  2.25%   (17.00%)  to  (16.44%)
(g) Met Investors T Rowe Price Mid Cap Growth Portfolio B        0.00%    1.40%  to  2.25%    (1.66%)  to  (1.00%)
(g) Met Investors MFS Research International B                   0.38%    1.40%  to  2.25%    (6.32%)  to  (5.69%)
(i) Met Investors AIM Small Cap Growth Portfolio B              0.00%    1.40%  to  2.25%    18.30%  to  18.52%
(i) Met Investors AIM Mid Cap Core Equity Portfolio B           0.00%    1.40%  to  2.25%     9.70%  to  9.91%
(i) Met Investors Harris Oakmark International Portfolio B      0.00%    1.40%  to  2.25%     9.15%  to  9.36%


     (f) For the period from April 2, 2001 to December 31, 2001.

     (g) For the period from February 12, 2001 to December 31, 2001.

     (h) For the period from May 1, 2001 to December 31, 2001.

     (i) For the period from October 9, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                   As of December 31, 2001
                                                          ------------------------------------------
                                                                            Unit
                                                                         Fair Value*      Net Assets
                                                            Units   (lowest  to  highest)   (000)
                                                          --------- --------------------- ----------
Accumulation units, continued:
  GACC Money Market Fund                                  2,913,630  $10.87  to  $12.41    $36,144
  Russell Multi-Style Equity Fund                         4,904,223        10.74            52,648
  Russell Aggressive Equity Fund                          1,076,155         9.83            10,576
  Russell Non-US Fund                                     1,986,614         9.50            18,880
  Russell Core Bond Fund                                  2,914,837        11.92            34,757
  Russell Real Estate Securities Fund                       216,101        12.52             2,706
  AIM Premier Equity Fund                                 6,929,229   7.19  to  12.18       82,691
  AIM Capital Appreciation Fund                           4,248,329   5.96  to  11.21       46,075
  AIM International Growth Fund                             730,174    5.98  to  9.58        6,849
  Alliance Premier Growth Portfolio                       4,640,967        12.79            59,354
  Alliance Premier Growth Portfolio B                     1,214,520   12.77  to  12.75      15,485
  Alliance Bernstein Real Estate Investment Portfolio     1,096,192        10.20            11,183
(h) Alliance Bernstein Real Estate Investment Portfolio B   504,313   10.16  to  10.19       5,134
(h) Alliance Bernstein Small Cap Portfolio B                  6,876   11.07  to  11.10          76
(h) Alliance Bernstein Value Portfolio B                     21,497    9.95  to  9.98          214
  Liberty Newport Tiger Fund, Variable Series                76,324   10.27  to  10.30         786
  Goldman Sachs Growth & Income Fund                        694,759    8.63  to  8.66        6,015
  Goldman Sachs International Equity Fund                   276,366    9.71  to  9.74        2,692
  Goldman Sachs Global Income Fund                          156,307   11.70  to  11.73       1,833
  Goldman Sachs Internet Tollkeeper Fund                    258,649    4.25  to  4.26        1,102
  Scudder II Dreman High Return Equity Portfolio             11,398        11.86               135
  Scudder II Small Cap Growth Portfolio                     270,537    9.55  to  9.58        2,592
  Scudder II Dreman Small Cap Value Portfolio               534,806   10.55  to  10.58       5,658
  Scudder II Government Securities Portfolio                237,947   12.21  to  12.24       2,913
  MFS Bond Series                                           147,949        11.76             1,739
  MFS Research Series                                     1,536,906        10.85            16,673
(j) MFS Research Series B                                    68,188   10.81  to  10.84         738
  MFS Emerging Growth Series                              1,650,920        11.99            19,794
(j) MFS Emerging Growth Series B                             36,283   11.93  to  11.97         434
  MFS High Income Series                                    779,282        10.36             7,460
(j) MFS High Income Series B                                304,853    9.51  to  9.54        2,904
  MFS Strategic Income Series                                20,273        10.96               222
(j) MFS Strategic Income Series B                               736   10.91  to  10.94           8
  MFS Investors Trust Series                              2,514,437        10.36            26,049
(j) MFS Investors Trust Series B                            883,104   10.31  to  10.34       9,123
  MFS New Discovery Series                                  828,930         8.05             6,675

                                                                   For the Year ended December 31, 2001
                                                          -------------------------------------------------------
                                                          Investment        Expense                Total
                                                            Income         Ratio***             Return****
                                                           Ratio**   (lowest  to  highest) (lowest  to  highest)
                                                          ---------- --------------------- ----------------------
Accumulation units, continued:
  GACC Money Market Fund                                     0.00%     0.85%  to  1.40%       2.59%  to  3.21%
  Russell Multi-Style Equity Fund                            0.46%          1.40%                 (15.41%)
  Russell Aggressive Equity Fund                             0.11%          1.40%                 (3.73%)
  Russell Non-US Fund                                        0.57%          1.40%                 (23.12%)
  Russell Core Bond Fund                                     5.91%          1.40%                  5.91%
  Russell Real Estate Securities Fund                        5.18%          1.40%                  6.33%
  AIM Premier Equity Fund                                    0.14%     0.85%  to  1.80%    (14.12%)  to  (13.27%)
  AIM Capital Appreciation Fund                              0.00%     0.85%  to  1.80%    (24.66%)  to  (23.93%)
  AIM International Growth Fund                              0.32%     0.85%  to  1.80%    (24.91%)  to  (24.01%)
  Alliance Premier Growth Portfolio                          0.00%          1.40%                 (18.37%)
  Alliance Premier Growth Portfolio B                        0.00%     1.40%  to  1.80%    (18.88%)  to  (18.56%)
  Alliance Bernstein Real Estate Investment Portfolio        3.47%          1.40%                  9.25%
(h) Alliance Bernstein Real Estate Investment Portfolio B    0.57%     1.40%  to  1.80%      12.37%  to  12.68%
(h) Alliance Bernstein Small Cap Portfolio B                 0.00%     1.40%  to  1.80%      10.66%  to  10.96%
(h) Alliance Bernstein Value Portfolio B                     0.00%     1.40%  to  1.80%     (0.50%)  to  (0.24%)
  Liberty Newport Tiger Fund, Variable Series                0.85%     1.40%  to  1.80%    (19.95%)  to  (19.04%)
  Goldman Sachs Growth & Income Fund                         0.48%     1.40%  to  1.80%    (10.96%)  to  (10.57%)
  Goldman Sachs International Equity Fund                    1.28%     1.40%  to  1.80%    (23.66%)  to  (23.26%)
  Goldman Sachs Global Income Fund                           5.30%     1.40%  to  1.80%       2.93%  to  3.67%
  Goldman Sachs Internet Tollkeeper Fund                     0.00%     1.40%  to  1.80%    (34.87%)  to  (34.59%)
  Scudder II Dreman High Return Equity Portfolio             0.76%          1.40%                  0.28%
  Scudder II Small Cap Growth Portfolio                      0.00%     1.40%  to  1.80%    (30.08%)  to  (29.76%)
  Scudder II Dreman Small Cap Value Portfolio                0.00%     1.40%  to  1.80%      15.57%  to  16.21%
  Scudder II Government Securities Portfolio                 3.65%     1.40%  to  1.80%       5.57%  to  6.76%
  MFS Bond Series                                            5.93%          1.40%                  7.19%
  MFS Research Series                                        0.02%          1.40%                 (22.35%)
(j) MFS Research Series B                                    0.00%     1.40%  to  1.80%    (22.80%)  to  (22.49%)
  MFS Emerging Growth Series                                 0.00%          1.40%                 (34.42%)
(j) MFS Emerging Growth Series B                             0.00%     1.40%  to  1.80%    (34.81%)  to  (34.55%)
  MFS High Income Series                                     7.75%          1.40%                  0.65%
(j) MFS High Income Series B                                 0.00%     1.40%  to  1.80%      (0.20%)  to  0.20%
  MFS Strategic Income Series                                3.67%          1.40%                  3.29%
(j) MFS Strategic Income Series B                            0.00%     1.40%  to  1.80%       2.69%  to  3.10%
  MFS Investors Trust Series                                 0.50%          1.40%                 (17.13%)
(j) MFS Investors Trust Series B                             0.00%     1.40%  to  1.80%    (17.61%)  to  (17.28%)
  MFS New Discovery Series                                   0.00%          1.40%                 (6.36%)

     (h) For the period from May 1, 2001 to December 31, 2001.

     (j) For the period from April 10, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                  As of December 31, 2001
                                                          ----------------------------------------
                                                                           Unit
                                                                        Fair Value*     Net Assets
                                                            Units   (lowest to highest)   (000)
                                                          --------- ------------------- ----------
Accumulation units, continued:
(j) MFS New Discovery Series B                              867,414  $8.02  to  $8.04    $ 6,966
(f) MetLife Davis Venture Value E                           364,729  10.11  to  10.16      3,694
(f) MetLife Harris Oakmark Focused Value B                  145,247  11.89  to  11.95      1,730
  MetLife Met/Putnam Voyager Portfolio A                    109,052        5.01              546
  MetLife Putnam International Stock Class A                 54,113        7.37              399
(i) MetLife Stock Index Portfolio B                          43,948  10.83  to  10.85        476
  Oppenheimer Capital Appreciation Fund                     772,904       14.49           11,201
  Oppenheimer Main Street Growth & Income Fund            1,357,695        9.88           13,409
  Oppenheimer High Income Fund                              298,630        9.71            2,900
  Oppenheimer Bond Fund                                   1,161,929       11.37           13,216
  Oppenheimer Strategic Bond Fund                           336,996       10.77            3,629
  Putnam Growth & Income Fund                             2,739,982       11.25           30,818
(j) Putnam Growth & Income Fund B                            80,901  11.19  to  11.22        907
  Putnam New Value Fund                                     161,190       12.79            2,062
(j) Putnam New Value Fund B                                  27,156  12.73  to  12.76        346
  Putnam Vista Fund                                         864,059       11.05            9,547
(j) Putnam Vista Fund B                                      24,886  11.00  to  11.04        274
  Putnam International Growth Fund                        1,987,476       12.96           25,751
(j) Putnam International Equity B                           740,305  12.89  to  12.93      9,561
  Putnam International New Opportunities Fund               292,315        9.75            2,849
(j) Putnam International New Opportunities Fund B             9,789   9.70  to  9.72          95
  Templeton Global Income Securities Fund                    95,070  10.16  to  10.68        967
(f) Templeton Global Income Securities Fund B                18,615  10.11  to  10.18        189
  Templeton Franklin Small Cap Fund                         423,818  6.02  to  12.22       5,066
(f) Templeton Franklin Small Cap Fund B                     124,852  12.16  to  12.24      1,523
  Templeton Growth Securities Fund                          259,143  10.20  to  12.99      3,339
(f) Templeton Growth Securities Fund B                       86,788  12.95  to  12.99      1,124
  Templeton Foreign Securities Fund                       1,577,562   8.33  to  8.93      14,076
(f) Templeton Foreign Securities Fund B                     238,061   8.89  to  8.95       2,124
  Templeton Developing Markets Securities Fund              976,427        6.99            6,823
(j) Templeton Developing Markets Securities Fund B          534,427   6.96  to  6.98       3,724
  Templeton Mutual Shares Securities Fund                 1,020,486       12.25           12,506
(k) Templeton Mutual Shares Securities Fund B               631,527  12.20  to  12.23      7,716
  Templeton Franklin Large Cap Growth Securities Fund       524,082  8.52  to  13.32       6,885
(f) Templeton Franklin Large Cap Growth Securities Fund B   206,824  13.27  to  13.35      2,752
  Fidelity Growth Portfolio                                 295,355       12.63            3,731

                                                                  For the Year ended December 31, 2001
                                                          -----------------------------------------------------
                                                          Investment       Expense               Total
                                                            Income        Ratio***            Return****
                                                           Ratio**   (lowest to highest)  (lowest to highest)
                                                          ---------- ------------------- ----------------------
Accumulation units, continued:
(j) MFS New Discovery Series B                               0.00%    1.40%  to  1.80%    (6.95%)  to  (6.58%)
(f) MetLife Davis Venture Value E                            0.00%    1.00%  to  2.25%   (13.19%)  to  (12.45%)
(f) MetLife Harris Oakmark Focused Value B                   0.00%    1.40%  to  2.25%     24.59%  to  25.66%
  MetLife Met/Putnam Voyager Portfolio A                     0.00%         1.40%                (31.79%)
  MetLife Putnam International Stock Class A                 0.32%         1.40%                (21.70%)
(i) MetLife Stock Index Portfolio B                          0.00%    1.40%  to  2.25%   (15.49%)  to  (14.76%)
  Oppenheimer Capital Appreciation Fund                      0.64%         1.40%                (13.80%)
  Oppenheimer Main Street Growth & Income Fund               0.58%         1.40%                (11.42%)
  Oppenheimer High Income Fund                              10.37%         1.40%                 0.54%
  Oppenheimer Bond Fund                                      7.61%         1.40%                 6.28%
  Oppenheimer Strategic Bond Fund                            2.46%         1.40%                 3.38%
  Putnam Growth & Income Fund                                1.69%         1.40%                (7.48%)
(j) Putnam Growth & Income Fund B                            0.00%    1.40%  to  1.80%    (8.07%)  to  (7.70%)
  Putnam New Value Fund                                      0.85%         1.40%                 2.16%
(j) Putnam New Value Fund B                                  0.00%    1.40%  to  1.80%      1.47%  to  1.87%
  Putnam Vista Fund                                          0.00%         1.40%                (34.33%)
(j) Putnam Vista Fund B                                      0.00%    1.40%  to  1.80%   (34.70%)  to  (34.43%)
  Putnam International Growth Fund                           0.36%         1.40%                (21.53%)
(j) Putnam International Equity B                            0.00%    1.40%  to  1.80%   (22.04%)  to  (21.72%)
  Putnam International New Opportunities Fund                0.00%         1.40%                (29.52%)
(j) Putnam International New Opportunities Fund B            0.00%    1.40%  to  1.80%   (29.96%)  to  (29.68%)
  Templeton Global Income Securities Fund                    3.71%    0.85%  to  1.40%      1.11%  to  1.67%
(f) Templeton Global Income Securities Fund B                1.02%    0.85%  to  1.80%      0.41%  to  1.37%
  Templeton Franklin Small Cap Fund                          0.52%    0.85%  to  1.40%   (16.21%)  to  (15.74%)
(f) Templeton Franklin Small Cap Fund B                      0.13%    0.85%  to  1.80%   (16.77%)  to  (15.97%)
  Templeton Growth Securities Fund                           2.11%    0.85%  to  1.40%    (2.37%)  to  (1.83%)
(f) Templeton Growth Securities Fund B                       0.48%    0.85%  to  1.80%    (3.08%)  to  (2.15%)
  Templeton Foreign Securities Fund                          3.21%    0.85%  to  1.40%   (16.93%)  to  (16.47%)
(f) Templeton Foreign Securities Fund B                      0.85%    0.85%  to  1.80%   (17.50%)  to  (16.71%)
  Templeton Developing Markets Securities Fund               1.06%         1.40%                (9.37%)
(j) Templeton Developing Markets Securities Fund B           0.15%    1.40%  to  1.80%    (9.73%)  to  (9.37%)
  Templeton Mutual Shares Securities Fund                    1.91%         1.40%                 5.81%
(k) Templeton Mutual Shares Securities Fund B                0.28%    1.40%  to  1.80%      5.12%  to  5.55%
  Templeton Franklin Large Cap Growth Securities Fund        0.57%    0.85%  to  1.40%   (12.50%)  to  (12.01%)
(f) Templeton Franklin Large Cap Growth Securities Fund B    0.07%    0.85%  to  1.80%   (13.02%)  to  (12.18%)
  Fidelity Growth Portfolio                                  0.08%         1.40%                (18.80%)



     (f) For the period from April 2, 2001 to December 31, 2001.

     (i) For the period from October 9, 2001 to December 31, 2001.

     (j) For the period from April 10, 2001 to December 31, 2001.

     (k) For the period from April 2, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                       As of December 31, 2001
                                               ----------------------------------------
                                                                Unit
                                                             Fair Value*     Net Assets
                                                 Units   (lowest to highest)   (000)
                                               --------- ------------------- ----------
Accumulation units, continued:
(l) Fidelity Growth Portfolio B                   67,028 $12.58  to  $12.61   $   844
  Fidelity Contrafund Portfolio                  295,900       12.06            3,568
  Fidelity Growth Opportunities Portfolio         96,742        8.33              806
  Fidelity Growth & Income Portfolio             237,682       11.23            2,670
  Fidelity Equity-Income Portfolio               207,842       11.16            2,320
(l) Fidelity Equity-Income Portfolio B            45,461  11.11  to  11.14        506
(l) Fidelity High Income Portfolio B               4,006   9.00  to  9.03          36
  American Century Income & Growth Fund        3,583,698   8.20  to  8.22      29,452
  American Century International Fund             88,761   7.17  to  7.19         638
  American Century Value Fund                  1,215,005  12.39  to  12.43     15,094
  Dreyfus Stock Index Fund                       215,068        7.99            1,719
(j) Dreyfus Stock Index Fund B                    90,683   7.95  to  7.97         722
  Dreyfus Disciplined Stock Portfolio             34,563        7.88              272
(j) Dreyfus Disciplined Stock Portfolio B         33,244   7.85  to  7.87         261
  Dreyfus Capital Appreciation Portfolio         824,246        8.86            7,300
(j) Dreyfus Capital Appreciation Portfolio B     653,027   8.81  to  8.83       5,760
  INVESCO Dynamics Fund                        1,810,212   7.18  to  7.20      13,029
  INVESCO High Yield Fund                        611,314   7.37  to  7.40       4,519
  PIMCO High Yield Portfolio                      35,253   9.92  to  9.95         351
  PIMCO Low Duration Portfolio                   142,184  11.32  to  11.35      1,613
  PIMCO StocksPLUS Growth & Income Portfolio      61,399   8.09  to  8.11         497
  PIMCO Total Return Portfolio                 1,958,366  11.46  to  11.49     22,493
  Scudder I International Portfolio              522,292        6.12            3,196
(j) Scudder I International Portfolio B          395,132   6.11  to  6.13       2,419
(m) First American Equity Income Class B       1,832,065       13.09           23,977

Annuitization units:
  Met Investors Lord Abbett Growth & Income      134,895       29.04            3,918
  Met Investors Lord Abbett Bond Debenture        37,548       11.81              443
  Met Investors Lord Abbett Developing Growth      9,439   6.68  to  9.34          88
  Met Investors Lord Abbett Mid-Cap Value          7,751       15.36              119
  Met Investors JP Morgan Enhanced Index          43,246       14.49              626

                                                       For the Year ended December 31, 2001
                                               -----------------------------------------------------
                                               Investment       Expense               Total
                                                 Income        Ratio***            Return****
                                                Ratio**   (lowest to highest)  (lowest to highest)
                                               ---------- ------------------- ----------------------
Accumulation units, continued:
(l) Fidelity Growth Portfolio B                   0.00%    1.40%  to  1.80%   (19.77%)  to  (19.44%)
  Fidelity Contrafund Portfolio                   0.79%         1.40%                (13.47%)
  Fidelity Growth Opportunities Portfolio         0.34%         1.40%                (15.62%)
  Fidelity Growth & Income Portfolio              1.40%         1.40%                (10.02%)
  Fidelity Equity-Income Portfolio                1.61%         1.40%                (6.28%)
(l) Fidelity Equity-Income Portfolio B            0.00%    1.40%  to  1.80%    (6.93%)  to  (6.55%)
(l) Fidelity High Income Portfolio B              0.00%    1.40%  to  1.80%   (13.51%)  to  (13.16%)
  American Century Income & Growth Fund           0.49%    1.40%  to  1.80%   (10.00%)  to  (9.60%)
  American Century International Fund             0.16%    1.40%  to  1.80%   (30.45%)  to  (29.98%)
  American Century Value Fund                     0.71%    1.40%  to  1.80%     10.80%  to  11.34%
  Dreyfus Stock Index Fund                        1.21%         1.40%                (13.41%)
(j) Dreyfus Stock Index Fund B                    0.64%    1.40%  to  1.80%   (14.04%)  to  (13.69%)
  Dreyfus Disciplined Stock Portfolio             0.36%         1.40%                (14.48%)
(j) Dreyfus Disciplined Stock Portfolio B         0.69%    1.40%  to  1.80%   (15.01%)  to  (14.67%)
  Dreyfus Capital Appreciation Portfolio          1.01%         1.40%                (10.58%)
(j) Dreyfus Capital Appreciation Portfolio B      1.19%    1.40%  to  1.80%   (11.25%)  to  (10.89%)
  INVESCO Dynamics Fund                           0.00%    1.40%  to  1.80%   (32.38%)  to  (32.03%)
  INVESCO High Yield Fund                        13.70%    1.40%  to  1.80%   (16.46%)  to  (16.07%)
  PIMCO High Yield Portfolio                      7.60%    1.40%  to  1.80%      0.50%  to  1.00%
  PIMCO Low Duration Portfolio                    3.90%    1.40%  to  1.80%      5.70%  to  6.87%
  PIMCO StocksPLUS Growth & Income Portfolio      4.50%    1.40%  to  1.80%   (13.03%)  to  (11.84%)
  PIMCO Total Return Portfolio                    4.39%    1.40%  to  1.80%      6.44%  to  7.02%
  Scudder I International Portfolio               0.40%         1.40%                (31.82%)
(j) Scudder I International Portfolio B           0.00%    1.40%  to  1.80%   (32.05%)  to  (31.78%)
(m) First American Equity Income Class B          0.00%         1.40%                (5.13%)

Annuitization units:
  Met Investors Lord Abbett Growth & Income       0.92%         1.40%                (7.04%)
  Met Investors Lord Abbett Bond Debenture        8.06%         1.40%                 2.34%
  Met Investors Lord Abbett Developing Growth     0.00%    0.85%  to  1.40%    (8.14%)  to  (7.59%)
  Met Investors Lord Abbett Mid-Cap Value         0.47%         1.40%                 6.58%
  Met Investors JP Morgan Enhanced Index          0.82%         1.40%                (12.65%)


     (j) For the period from April 10, 2001 to December 31, 2001.

     (l) For the period from April 26, 2001 to December 31, 2001.

     (m) For the period from December 14, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                              As of December 31, 2001
                                                       -------------------------------------
                                                                     Unit
                                                                  Fair Value*     Net Assets
                                                       Units  (lowest to highest)   (000)
                                                       ------ ------------------- ----------
Annuitization units, continued:
  Met Investors JP Morgan International Equity         12,465       $8.89            $110
  Met Investors JP Morgan Quality Bond                 30,512       11.31             345
  Met Investors JP Morgan Select Equity                27,964       13.29             372
(f) Met Investors JP Morgan Small Cap Stock            11,715   6.22  to  12.05       140
  GACC Money Market Fund                               27,212       10.52             287
  Russell Multi-Style Fund                             12,520        9.54             120
  Russell Aggressive Equity Fund                        3,735        8.73              33
  Russell Non-US Fund                                   1,664        8.44              14
  Russell Core Bond Fund                               22,877       10.59             243
  Russell Real Estate Fund                                422       11.63               5
  AIM Premier Equity Fund                              15,536   6.81  to  10.80       169
  AIM Capital Appreciation Fund                        11,008   5.64  to  9.94        108
  AIM International Growth Fund                         5,736        5.69              33
  Alliance Premier Growth Portfolio                     3,907       11.36              45
  Alliance Bernstein Real Estate Investment Portfolio     565        9.06               5
  Goldman Sachs Growth & Income Fund                      814        7.71               6
  Goldman Sachs International Equity Fund               1,503        8.67              13
  Goldman Sachs Global Income Fund                        152       10.45               2
  MFS Research Series                                   1,840        9.64              18
  MFS Emerging Growth Series                              638       10.65               6
  MFS High Income Series                                  814        8.50               6
  MFS Investors Trust Series                              366        9.20               3
  MFS New Discovery Series                              3,299        7.74              26
  Oppenheimer Strategic Bond Fund                       2,133        9.57              20
  Putnam Growth & Income Fund                           3,726        9.99              37
  Putnam New Value Fund                                   645       11.36               7
  Putnam Vista Fund                                     2,903        9.82              28
  Putnam International Growth Fund                        185       11.51               2
  Putnam International New Opportunities Fund           2,076        8.66              18
  Templeton Mutual Shares Securities Fund               2,083       10.99              23
  Templeton Franklin Large Cap Growth Securities Fund   1,899       12.25              23
  American Century Income & Growth Fund                   458        7.72               4
  American Century Value Fund                             122       11.67               1
  Dreyfus Capital Appreciation Portfolio                2,716        8.32              23
  INVESCO Dynamics Fund                                   141        6.76               1
  INVESCO High Yield Fund                                 453        6.95               3
  PIMCO Low Duration Portfolio                            303       10.66               3
  PIMCO StocksPLUS Growth & Income Portfolio            2,047        7.62              16
  PIMCO Total Return Portfolio                            681       10.80               7
(m) First American Equity Income Class B                4,759       13.07              62

                                                               For the Year ended December 31, 2001
                                                       -----------------------------------------------------
                                                       Investment       Expense               Total
                                                         Income        Ratio***            Return****
                                                        Ratio**   (lowest to highest)  (lowest to highest)
                                                       ---------- ------------------- ----------------------
Annuitization units, continued:
  Met Investors JP Morgan International Equity            1.31%         1.40%                (21.44%)
  Met Investors JP Morgan Quality Bond                    4.73%         1.40%                 5.56%
  Met Investors JP Morgan Select Equity                   0.48%         1.40%                (7.33%)
(f) Met Investors JP Morgan Small Cap Stock               0.17%    0.85%  to  1.40%    (9.73%)  to  (9.22%)
  GACC Money Market Fund                                  0.00%         1.40%                 2.59%
  Russell Multi-Style Fund                                0.46%         1.40%                (15.41%)
  Russell Aggressive Equity Fund                          0.11%         1.40%                (3.73%)
  Russell Non-US Fund                                     0.57%         1.40%                (23.12%)
  Russell Core Bond Fund                                  5.91%         1.40%                 5.91%
  Russell Real Estate Fund                                5.18%         1.40%                 6.33%
  AIM Premier Equity Fund                                 0.14%    0.85%  to  1.40%   (13.69%)  to  (13.27%)
  AIM Capital Appreciation Fund                           0.00%    0.85%  to  1.40%   (24.17%)  to  (23.93%)
  AIM International Growth Fund                           0.32%         1.40%                (24.40%)
  Alliance Premier Growth Portfolio                       0.00%         1.40%                (18.37%)
  Alliance Bernstein Real Estate Investment Portfolio     3.47%         1.40%                 9.25%
  Goldman Sachs Growth & Income Fund                      0.48%         1.40%                (10.57%)
  Goldman Sachs International Equity Fund                 1.28%         1.40%                (23.26%)
  Goldman Sachs Global Income Fund                        5.30%         1.40%                 3.67%
  MFS Research Series                                     0.02%         1.40%                (22.35%)
  MFS Emerging Growth Series                              0.00%         1.40%                (34.42%)
  MFS High Income Series                                  7.75%         1.40%                 0.65%
  MFS Investors Trust Series                              0.50%         1.40%                (17.13%)
  MFS New Discovery Series                                0.00%         1.40%                (6.36%)
  Oppenheimer Strategic Bond Fund                         2.46%         1.40%                 3.38%
  Putnam Growth & Income Fund                             1.69%         1.40%                (7.48%)
  Putnam New Value Fund                                   0.85%         1.40%                 2.16%
  Putnam Vista Fund                                       0.00%         1.40%                (34.33%)
  Putnam International Growth Fund                        0.36%         1.40%                (21.53%)
  Putnam International New Opportunities Fund             0.00%         1.40%                (29.52%)
  Templeton Mutual Shares Securities Fund                 1.91%         1.40%                 5.81%
  Templeton Franklin Large Cap Growth Securities Fund     0.57%         1.40%                (12.50%)
  American Century Income & Growth Fund                   0.49%         1.40%                (9.60%)
  American Century Value Fund                             0.71%         1.40%                 11.34%
  Dreyfus Capital Appreciation Portfolio                  1.01%         1.40%                (10.58%)
  INVESCO Dynamics Fund                                   0.00%         1.40%                (32.03%)
  INVESCO High Yield Fund                                13.70%         1.40%                (16.07%)
  PIMCO Low Duration Portfolio                            3.90%         1.40%                 6.87%
  PIMCO StocksPLUS Growth & Income Portfolio              4.50%         1.40%                (11.84%)
  PIMCO Total Return Portfolio                            4.39%         1.40%                 7.02%
(m) First American Equity Income Class B                  0.00%         1.40%                (5.13%)


     (f) For the period from April 2, 2001 to December 31, 2001.

     (m) For the period from December 14, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

      Independent Auditors' Report

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

      We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of MetLife Investors Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1 to the consolidated financial statements, as of January 1, 2002, the Company changed its method of accounting for goodwill and other intangible assets to conform to Statement of Financial Accounting Standards No. 142.

      /s/DELOITTE & TOUCHE LLP

      Tampa, Florida
      April 12, 2004

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                             CONSOLIDATED BALANCE SHEETS
                             DECEMBER 31, 2003 and 2002
               (Dollars in thousands, except share and per share data)

                                                                                    2003       2002
                                                                                 ---------- ----------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $ 2,307,598
   and $1,818,748, respectively)                                                 $2,373,214 $1,859,229
 Equity securities, at fair value (cost: $1,141 and $1,178, respectively)             1,228      1,178
 Mortgage loans on real estate                                                      222,500    269,911
 Policy loans                                                                        28,680     28,221
 Real estate joint ventures held-for-investment                                       4,834      4,427
 Other limited partnership interests                                                  2,270      2,017
 Short-term investments                                                             225,665    129,142
 Other invested assets                                                               16,993          -
                                                                                 ---------- ----------
   Total investments                                                              2,875,384  2,294,125
Cash and cash equivalents                                                           149,106    232,773
Accrued investment income                                                            28,168     25,488
Premiums and other receivables                                                      885,435    671,521
Deferred policy acquisition costs                                                   508,437    416,361
Other assets                                                                         95,264     65,636
Separate account assets                                                           5,093,170  2,876,807
                                                                                 ---------- ----------
   Total assets                                                                  $9,634,964 $6,582,711
                                                                                 ========== ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                          $   89,843 $   87,078
 Policyholder account balances                                                    3,450,348  3,080,448
 Other policyholder funds                                                             5,802      6,357
 Current income taxes payable                                                         2,934          -
 Deferred income taxes payable                                                        6,570     11,396
 Payables under securities loaned transactions                                      387,369          -
 Other liabilities                                                                   45,693     36,674
 Separate account liabilities                                                     5,093,170  2,876,807
                                                                                 ---------- ----------
   Total liabilities                                                              9,081,729  6,098,760
                                                                                 ---------- ----------

Stockholder's Equity:
Common stock, par value $2 per share; 5,000,000 shares authorized;
  2,899,446 shares issued and outstanding                                             5,799      5,799
Additional paid-in capital                                                          486,954    430,954
Retained earnings                                                                    39,245     39,868
Accumulated other comprehensive income                                               21,237      7,330
                                                                                 ---------- ----------
   Total stockholder's equity                                                       553,235    483,951
                                                                                 ---------- ----------
   Total liabilities and stockholder's equity                                    $9,634,964 $6,582,711
                                                                                 ========== ==========


            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                               (Dollars in thousands)

                                                                        2003      2002     2001
                                                                      --------  -------- --------
REVENUES
Premiums                                                              $  7,367  $ 22,630 $ 12,185
Universal life and investment-type product policy fees                  78,502    45,743   45,354
Net investment income                                                  143,295   163,648  173,872
Other revenues                                                          65,150    40,878    2,978
Net investment gains (losses) (net of amounts allocable from deferred
  acquisition costs of $(5,416), $2,639 and $2,775, respectively)      (19,471)    8,433    1,367
                                                                      --------  -------- --------
   Total revenues                                                      274,843   281,332  235,756
                                                                      --------  -------- --------

EXPENSES
Policyholder benefits and claims                                        22,434    36,090   20,703
Interest credited to policyholder account balances                     171,065   148,673  122,081
Other expenses (excludes amounts directly related to net investment
  gains (losses) of $(5,416), $2,639 and $2,775, respectively)          85,482    58,746   70,528
                                                                      --------  -------- --------
   Total expenses                                                      278,981   243,509  213,312
                                                                      --------  -------- --------

Income (loss) before provision (benefit) for income taxes               (4,138)   37,823   22,444
Provision for income tax (benefit) expense                              (3,515)   11,175    7,294
                                                                      --------  -------- --------
Net income (loss)                                                     $   (623) $ 26,648 $ 15,150
                                                                      ========  ======== ========



            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY FOR THE YEARS ENDED
                          DECEMBER 31, 2003, 2002 AND 2001
                               (Dollars in thousands)

                                                                              Retained    Accumulated
                                                                 Additional   Earnings       Other
                                                          Common  Paid-in   (Accumulated Comprehensive
                                                          Stock   Capital     Deficit)   Income (Loss)   Total
                                                          ------ ---------- ------------ ------------- --------
Balance at December 31, 2000                              $5,799  $345,954    $(1,930)      $ 7,091    $356,914
 Capital contribution                                               85,000                               85,000
Comprehensive income:
 Net income                                                                    15,150                    15,150
 Other comprehensive losses:
   Unrealized investment losses, net of related offsets,
     reclassification adjustments and income taxes                                           (1,637)     (1,637)
                                                                                                       --------
 Comprehensive income                                                                                    13,513
                                                          -----------------------------------------------------
Balance at December 31, 2001                               5,799   430,954     13,220         5,454     455,427
Comprehensive income:
 Net income                                                                    26,648                    26,648
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                            1,876       1,876
                                                                                                       --------
 Comprehensive income                                                                                    28,524
                                                          -----------------------------------------------------
Balance at December 31, 2002                               5,799   430,954     39,868         7,330     483,951
 Capital contribution                                               56,000                               56,000
Comprehensive income:
 Net loss                                                                        (623)                     (623)
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                           13,907      13,907
                                                                                                       --------
 Comprehensive income                                                                                    13,284
                                                          -----------------------------------------------------
Balance at December 31, 2003                              $5,799  $486,954    $39,245       $21,237    $553,235
                                                          =====================================================


            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                               (Dollars in thousands)

                                                                                          2003         2002        2001
                                                                                      -----------  -----------  ---------
Cash flows from operating activities
Net income (loss)                                                                     $      (623) $    26,648  $  15,150
 Adjustments to reconcile net income (loss) to net cash used in operating activities:
   Depreciation and amortization expenses                                                       -            -      1,771
   Amortization of premiums and accretion of discounts associated with investments,
     net                                                                                    9,192       (7,178)   (14,059)
   (Gains) losses from sales of investments, net                                           24,887      (11,072)    (4,142)
   Interest credited to other policyholder account balances                               171,065      148,673    122,081
   Universal life and investment-type product policy fees                                 (78,502)     (45,743)   (45,354)
   Change in accrued investment income                                                     (2,681)        (312)     1,787
   Change in premiums and other receivables                                              (209,287)    (385,409)  (261,048)
   Change in deferred policy acquisition costs, net                                       (98,735)     (69,941)   (52,936)
   Change in insurance-related liabilities                                                  1,742       21,728      7,398
   Change in income taxes payable                                                          (9,380)      12,013      7,234
   Change in other liabilities                                                              4,053        5,418      1,279
   Other, net                                                                              46,488       30,616     42,781
                                                                                      -----------  -----------  ---------
Net cash used in operating activities                                                    (141,781)    (274,559)  (178,058)
                                                                                      -----------  -----------  ---------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities                                                                     1,148,693    1,510,965    782,948
   Equity securities                                                                            -           98         37
   Mortgage loans on real estate                                                           48,484       54,327     40,301
   Real estate and real estate joint ventures                                                 358          243        190
 Purchases of:
   Fixed maturities                                                                    (1,671,616)  (1,580,423)  (854,418)
   Equity securities                                                                            -          (66)    (1,166)
   Mortgage loans on real estate                                                             (750)         (19)   (10,474)
   Real estate and real estate joint ventures                                                (500)      (1,050)    (3,620)
   Other limited partnership interests                                                       (333)        (170)    (1,779)
 Net change in short-term investments                                                     (96,525)    (127,785)     3,560
 Net change in policy loans                                                                  (459)        (776)       629
 Net change in payable under securities loaned transactions                               387,369            -          -
 Other, net                                                                               (14,108)          58      3,501
                                                                                      -----------  -----------  ---------
Net cash used in investing activities                                                    (199,387)    (144,598)   (40,291)
                                                                                      -----------  -----------  ---------

Cash flows from financing activities
 Policyholder account balances:
   Deposits                                                                             2,180,147    1,544,875    631,955
   Withdrawals                                                                         (1,978,646)  (1,063,452)  (417,824)
 Net change in short-term debt                                                                  -       (8,724)     8,724
 Capital contribution                                                                      56,000            -     85,000
                                                                                      -----------  -----------  ---------
Net cash provided by financing activities                                                 257,501      472,699    307,855
                                                                                      -----------  -----------  ---------
Change in cash and cash equivalents                                                       (83,667)      53,542     89,506
Cash and cash equivalents, beginning of year                                              232,773      179,231     89,725
                                                                                      -----------  -----------  ---------
Cash and cash equivalents, end of year                                                $   149,106  $   232,773  $ 179,231
                                                                                      ===========  ===========  =========
Supplemental disclosures of cash flow information:
 Cash paid (refunded) during the year:
   Interest                                                                           $       129  $       249  $     171
                                                                                      ===========  ===========  =========
   Income taxes                                                                       $     5,628  $      (603) $       -
                                                                                      ===========  ===========  =========

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Business

      MetLife Investors Insurance Company and subsidiaries (the "Company"), a Missouri domiciled life insurance company, is a wholly owned subsidiary Cova Corporation ("Cova"), which is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company owns 100% of the outstanding shares of two subsidiaries, First MetLife Investors Insurance Company ("FMLIIC"), a New York domiciled life insurance company and MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company. At December 31, 2002 Cova was sold from General American Life Insurance Company ("GALIC"), a wholly owned subsidiary of GenAmerica Financial Corporation ("Gen America"), to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      Basis of Presentation

      The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Missouri State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Missouri Insurance Law. No consideration is given by the Department to financial statements prepared in conformity with GAAP in making such determination.

      On January 6, 2000, GenAmerica and all of its holdings were acquired by Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly owned subsidiary of MetLife. The acquisition was accounted for using the purchase method of accounting. The net purchase price attributed to the Company was approximately $296,753 thousand and was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the acquisition as if it took place on January 1, 2000.

      The excess of the net purchase price over the fair value of net assets acquired of approximately $37,324 thousand was recorded as goodwill and was being amortized on a straight-line basis over 20 years through December 31, 2001 (see "Application of Recent Accounting Pronouncements" below).

      The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest. The

      Company uses the cost method of accounting for interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The significant accounting policies, estimates and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates, and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2003 presentation.

      Investments

      The Company's principal investments are in fixed maturities, mortgage loans and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
      (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) unfavorable changes in forecasted cash flows on asset-backed securities; and (vii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
      (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Derivative Financial Instruments

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities or to changing fair values. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      The Company uses derivative instruments to manage risk through one of five principal risk management strategies, the hedging of: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; (iv) net investments in certain foreign operations; and (v) firm commitments and forecasted transactions. The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options, including caps and floors.

      On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in net investment gains or losses.

      The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, foreign operation, or forecasted transaction that has been designated as a hedged item, states how the hedging instrument is expected to hedge the risks related to the hedged item, and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when:
      (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; (v) a hedged firm commitment no longer meets the definition of a firm commitment; or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

      The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133:
      (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies; and (v) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

      The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) pay U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities, and (iv) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses.

      When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the consolidated balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

      The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

      If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheet at fair value and changes in their fair value are recognized in the current period in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses. The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions ("RSATs"), are a combination of a credit default swap and a U.S. Treasury or Agency security, synthetically creating a third replicated security. These derivatives are not designated as hedges. As of December 31, 2003 and 2002, one such RSAT, with a notional amount totaling $10,000 thousand was outstanding. The Company records both the premiums received on the credit default swap over the life of the contract and changes in its fair value in net investment gains and losses.

      Cash and Cash Equivalents

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      Deferred Policy Acquisition Costs

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition cost ("DAC"), including value of business acquired ("VOBA"). This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is reestimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      VOBA, included as part of DAC, represents the present value of future profits generated from existing insurance contracts in-force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the estimated gross profits or premiums from such policies and contracts.

      Goodwill

      The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002 the Company adopted the provisions of SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine whether a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over 20 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

      Changes in goodwill were as follows:

                                         Years ended December 31,
                                         -----------------------
                                          2003    2002     2001
                                         ------- ------- -------
                                          (Dollars in thousands)
              Net balance at January 1   $33,592 $33,592 $35,458
              Amortization                     -       -  (1,866)
                                         ------- ------- -------
              Net balance at December 31 $33,592 $33,592 $33,592
                                         ======= ======= =======

      Future Policy Benefits

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disability insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

      Differences between the actual experience and assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Recognition of Insurance Revenue and Related Benefits

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Other Revenues

      Other revenues include interest income from a financing agreement, asset management and advisory fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      Income Taxes

      The Company applies the concepts of SFAS No. 109, Accounting for Income Taxes ("SFAS 109"), which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      Reinsurance

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for as consistent with the terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

      Separate Accounts

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type products fees.

      Application of Recent Accounting Pronouncements

      Effective December 31, 2003, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements for other-than-temporary impairments of debt and marketable equity investments that are accounted for under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"). The adoption of EITF 03-1 requires the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS 115 that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. See Note 2. The initial adoption of EITF 03-1, which only required additional disclosures, did not have a material impact on the Company's consolidated financial statements.

      In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements and (iii) separate account presentation and valuation. SOP 03-1 is effective for fiscal years beginning after December 15, 2003. As of January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts of approximately $1,358 thousand, net of income tax, which will be reported as a cumulative effect of a change in accounting. Industry standards and practices continue to evolve relating to the valuation of liabilities relating to these types of benefits, which may result in further adjustments to the Company's measurement of liabilities associated with such benefits in subsequent accounting periods. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC, which has been the Company's accounting treatment. The initial adoption of SOP 03-1 did not have a material impact on the Company's separate account presentation and valuation.

      In April 2003, the Financial Accounting Standards Board ("FASB") cleared Statement 133 Implementation Issue No. B36, Embedded Derivatives:
      Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income. Issue B36 became effective on October 1, 2003 did not have a significant impact on the Company's consolidated financial statements.

      In April 2003, the FASB issued SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain implementation guidance that is incorporated in SFAS 149 and already effective, SFAS 149 is effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 on July 1, 2003 did not have a significant impact on the Company's consolidated financial statements.

      During 2003, the Company adopted FASB Interpretation ("FIN") No. 46 Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"). Certain of the Company's asset-backed securitizations, collateralized debt obligations, structured investment transactions, and investments in real estate joint ventures and other limited partnership interests meet the definition of a variable interest entity ("VIE") and must be consolidated, in accordance with the transition rules and effective dates, if the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. In accordance with the provisions of FIN 46(r), the Company has elected to defer until March 31, 2004 the consolidation of interests in VIEs for non SPEs acquired prior to February 1, 2003 for which it is the primary beneficiary. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's consolidated financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

      Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring. The Company's activities subject to this guidance in 2003 were not significant.

      Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

      Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements.

      Effective January 1, 2002, the Company adopted SFAS 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill, prior to the adoption of SFAS 142, was $1,866 thousand for the year ended December 31, 2001. There was no impairment of intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002.

      In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

      Effective April 1, 2001, the Company adopted EITF No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

      Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, had no material impact on the Company's financial statements. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

2.  INVESTMENTS

      Fixed Maturities and Equity Securities

      Fixed maturities and equity securities at December 31, 2003 were as follows:

                                           Cost or   Gross Unrealized Estimated
                                          Amortized  ---------------    Fair
                                            Cost      Gain     Loss     Value
                                          ---------- -------  ------- ----------
                                                 (Dollars in thousands)
Fixed maturities:
   U.S. corporate securities              $1,303,658 $63,693  $ 5,968 $1,361,383
   Mortgage-backed securities                384,962   2,497    2,653    384,806
   Foreign corporate securities              136,314   6,242    1,872    140,684
   U.S. treasuries/agencies                   92,458     435       74     92,819
   Asset-backed securities                   167,742   2,461    2,212    167,991
   Commercial mortgage-backed securities     191,823   1,707    1,138    192,392
   Foreign government securities              30,641   2,738      240     33,139
                                          ---------- -------  ------- ----------
   Total fixed maturities                 $2,307,598 $79,773  $14,157 $2,373,214
                                          ========== =======  ======= ==========
Equity securities:
 Common stocks                            $    1,141 $    87  $     - $    1,228
                                          ========== =======  ======= ==========

      Fixed maturities and equity securities at December 31, 2002 were as follows:

                                           Cost or   Gross Unrealized Estimated
                                          Amortized  ---------------    Fair
                                            Cost      Gain     Loss     Value
                                          ---------- -------  ------- ----------
                                                 (Dollars in thousands)
Fixed maturities:
   U.S. corporate securities              $  857,262 $54,254  $14,794 $  896,722
   Mortgage-backed securities                137,200   3,486        1    140,685
   Foreign corporate securities              149,019   8,276      392    156,903
   U.S. treasuries/agencies                  468,065   1,766       69    469,762
   Asset-backed securities                   129,419   3,492   16,100    116,811
   Commercial mortgage-backed securities      69,022   1,640        -     70,662
   Foreign government securities               8,735     149    1,226      7,658
   Other fixed income assets                      26       -        -         26
                                          ---------- -------  ------- ----------
   Total fixed maturities                 $1,818,748  73,063  $32,582 $1,859,229
                                          ========== =======  ======= ==========
Equity securities:
   Common stocks                          $    1,178 $     -  $     - $    1,178
                                          ========== =======  ======= ==========

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $134,750 thousand and $144,473 thousand at December 31, 2003 and 2002, respectively. These securities had a net unrealized gain of $4,138 thousand at December 31, 2003 and a net unrealized loss of $7,827 thousand at December 31, 2002. Non-income producing fixed maturities were $5,061 thousand and $10,573 thousand at December 31, 2003 and 2002, respectively.

      The cost or amortized cost and estimated fair value of fixed maturities at December 31, 2003, by contractual maturity date, are shown below:

                                                    Cost or   Estimated
                                                   Amortized    Fair
                                                     Cost       Value
                                                   ---------- ----------
                                                   (Dollars in thousand)
       Due in one year or less                     $   87,270 $   88,911
       Due after one year through five years        1,052,813  1,083,236
       Due after five years through ten years         291,310    315,376
       Due after ten years                            131,678    140,502
                                                   ---------- ----------
           Subtotal                                 1,563,071  1,628,025
       Mortgage-backed and asset-backed securities    744,527    745,189
                                                   ---------- ----------
           Total fixed maturities                  $2,307,598 $2,373,214
                                                   ========== ==========

      Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales of securities classified as available-for-sale were as follows:

                                       Years ended December 31,
                                    ------------------------------
                                      2003       2002       2001
                                    --------  ----------  --------
                                        (Dollars in thousands)
            Proceeds                $711,798  $1,033,134  $328,351
            Gross investment gains  $  7,536  $   36,165  $ 16,128
            Gross investment losses $ (6,904) $  (12,894) $ (5,448)

      Gross investment losses above exclude writedowns recorded during 2003, 2002 and 2001 for other than temporarily impaired available-for-sale securities of $21,536 thousand, $13,050 thousand and $4,536 thousand, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in continuous unrealized loss position at December 31, 2003:

                                                   Equal to or Greater
                              Less than 12 months     than 12 months           Total
                              -------------------- -------------------- --------------------
                              Estimated   Gross    Estimated   Gross    Estimated   Gross
                                Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                Value      Loss      Value      Loss      Value      Loss
                              --------- ---------- --------- ---------- --------- ----------
                                                  (Dollars in thousands)
U.S. corporate securities     $176,494   $ 4,742    $13,451    $1,226   $189,945   $ 5,968
Mortgage-backed securities     187,979     2,653          -         -    187,979     2,653
Foreign corporate securities    27,335     1,595      2,576       277     29,911     1,872
U.S. treasuries/agencies        51,076        74          -         -     51,076        74
Asset-backed securities         64,567     1,696     17,197       516     81,764     2,212
Commercial mortgage-backed
  securities                    83,609     1,138          -         -     83,609     1,138
Foreign government securities      912       240          -         -        912       240
                              --------   -------    -------    ------   --------   -------
   Total fixed maturities     $591,972   $12,138    $33,224    $2,019   $625,196   $14,157
                              ========   =======    =======    ======   ========   =======

      There were no equity securities in a continuous unrealized loss position at December 31, 2003.

      Securities Lending

      Starting in 2003, the Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $371,464 thousand and an estimated fair value of $376,386 thousand were on loan under the program at December 31, 2003. The Company was liable for cash collateral under its control of $387,369 thousand at December 31, 2003. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

      Assets on Deposit

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $7,326 thousand and $7,756 thousand at December 31, 2003 and 2002, respectively.

      Mortgage Loans on Real Estate

      Mortgage loans on real estate were categorized as follows:

                                               December 31,
                                           ----------------------
                                              2003        2002
                                           -----------  --------
                                           (Dollars in thousands)
                Commercial mortgage loans  $   223,469  $270,971
                Less: Valuation allowances         969     1,060
                                           -----------  --------
                    Mortgage loans         $   222,500  $269,911
                                           ===========  ========

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2003, 18%, 10% and 8% of the properties were located in California, Texas and Maryland, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      Changes in mortgage loan valuation allowances were as follows:

                                        Years ended December 31,
                                        -----------------------
                                         2003      2002    2001
                                        ------   -------  ------
                                        (Dollars in thousands)
                 Balance at January 1   $1,060   $ 2,372  $    -
                 Additions                 132      (184)  2,372
                 Deductions               (223)   (1,128)      -
                                        ------   -------  ------
                 Balance at December 31 $  969   $ 1,060  $2,372
                                        ======   =======  ======

      A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                          December 31,
                                                        ----------------------
                                                          2003        2002
                                                         --------    --------
                                                        (Dollars in thousands)
      Impaired mortgage loans with valuation allowances   $2,997      $5,769
      Less: Valuation allowances on impaired mortgages       385       1,060
                                                         --------    --------
          Impaired mortgage loans                         $2,612      $4,709
                                                         ========    ========

      The average investment in impaired mortgage loans on real estate was $3,701 thousand, $6,729 thousand and $3,694 thousand for the years ended December 31, 2003, 2002 and 2001, respectively. Interest income on impaired mortgage loans was $375 thousand, $527 thousand and $799 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

      Real Estate Joint Ventures

      All of the real estate joint ventures consisted of office buildings for the years ended December 31, 2003 and 2002. The Company's real estate holdings are located primarily in Illinois.

      Net Investment Income

      The components of net investment income were as follows:

                                                     Years ended December 31,
                                                   ----------------------------
                                                     2003      2002      2001
                                                   --------  --------  --------
                                                      (Dollars in thousands)
 Fixed maturities                                  $114,109  $131,747  $135,722
 Mortgage loans on real estate                       21,761    25,619    28,777
 Real estate joint ventures                             269       169       174
 Policy loans                                         2,229     2,178     2,092
 Other limited partnership interests                     46        68        12
 Cash, cash equivalents and short-term investments    8,547     4,350     6,818
 Other                                                 (129)      (49)      886
                                                   --------  --------  --------
   Total                                            146,832   164,082   174,481
 Less: Investment expenses                            3,537       434       609
                                                   --------  --------  --------
   Net investment income                           $143,295  $163,648  $173,872
                                                   ========  ========  ========

      Net Investment Gains (Losses)

      Net investment gains (losses), including valuation allowances, were as follows:

                                                          Years ended December 31,
                                                         --------------------------
                                                           2003      2002     2001
                                                         --------  -------  -------
                                                           (Dollars in thousands)
Fixed maturities                                         $(20,867) $10,189  $ 6,107
Equity securities                                             (37)      32       37
Mortgage loans on real estate                                (131)     782   (2,240)
Real estate joint ventures                                     (5)       9       11
Derivatives (1)                                            (3,896)      76        -
Other                                                          49      (16)     227
                                                         --------  -------  -------
  Total                                                   (24,887)  11,072    4,142
Amounts allocable from deferred policy acquisition costs    5,416   (2,639)  (2,775)
                                                         --------  -------  -------
    Total net investment gains (losses)                  $(19,471) $ 8,433  $ 1,367
                                                         ========  =======  =======

             --------
             (1) The amounts presented include scheduled periodic settlement payments on derivative instruments that do not qualify for hedge accounting under SFAS 133.

      Investment gains and losses have been reduced by deferred policy acquisition cost amortization to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

      Net Unrealized Investment Gains (Losses)

      The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                Years ended December 31,
                                              ----------------------------
                                                2003      2002      2001
                                              --------  --------  --------
                                                 (Dollars in thousands)
    Fixed maturities                          $ 65,721  $ 40,481  $ 30,588
    Equity securities                               87         -     1,246
    Derivatives                                  2,727         -         -
    Other invested assets                          152       152       152
                                              --------  --------  --------
        Total                                   68,687    40,633    31,986
                                              --------  --------  --------
    Amounts allocable from:
      Deferred policy acquisition costs        (36,015)  (29,356)  (24,254)
      Deferred income taxes                    (11,435)   (3,947)   (2,278)
                                              --------  --------  --------
        Total                                  (47,450)  (33,303)  (26,532)
                                              --------  --------  --------
          Net unrealized investment gains     $ 21,237  $  7,330  $  5,454
                                              ========  ========  ========

      The changes in net unrealized investment gains (losses) were as follows:

                                                      Years ended December 31,
                                                     -------------------------
                                                       2003     2002     2001
                                                     -------  -------  -------
                                                       (Dollars in thousands)
Balance at January 1                                 $ 7,330  $ 5,454  $ 7,091
Unrealized investment gains (losses) during the year  28,054    8,647   (9,131)
Unrealized investment (losses) gains relating to:
  Deferred policy acquisition costs                   (6,659)  (5,102)   5,954
Deferred income taxes                                 (7,488)  (1,669)   1,540
                                                     -------  -------  -------
Balance at December 31                               $21,237  $ 7,330  $ 5,454
                                                     =======  =======  =======
Net change in unrealized investment gains (losses)   $13,907  $ 1,876  $(1,637)
                                                     =======  =======  =======

3.  DERIVATIVE FINANCIAL INSTRUMENTS

      The table below provides a summary of notional amount and fair value of derivative financial instruments held at December 31, 2003 and 2002:

                                   2003                        2002
                        --------------------------- ---------------------------
                                   Current Market              Current Market
                                   or Fair Value               or Fair Value
                        Notional ------------------ Notional ------------------
                         Amount  Assets Liabilities  Amount  Assets Liabilities
                        -------- ------ ----------- -------- ------ -----------
                                        (Dollars in thousands)
 Financial futures      $226,300  $  -    $3,830    $     -  $    -     $ -
 Foreign currency swaps    1,381     -       173          -       -       -
 Credit default swaps     10,000   104         -     10,000       -      46
                        --------  ----    ------    -------  ------     ---
 Total contractual
   commitments          $237,681  $104    $4,003    $10,000  $    -     $46
                        ========  ====    ======    =======  ======     ===

      The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2003 and 2002:

                           December 31,                         December 31,
                               2002                                 2003
                             Notional             Terminations/   Notional
                              Amount    Additions  Maturities      Amount
                           ------------ --------- ------------- ------------
                                        (Dollars in thousands)
   BY DERIVATIVE TYPE
   Financial futures         $     -    $452,600    $226,300      $226,300
   Foreign currency swaps          -       1,381           -         1,381
   Credit default swaps       10,000           -           -        10,000
                             -------    --------    --------      --------
       Total contractual
         commitments         $10,000    $453,981    $226,300      $237,681
                             =======    ========    ========      ========
   BY DERIVATIVE
     STRATEGY
   Invested asset hedging    $     -    $453,981    $226,300      $227,681
   Portfolio hedging          10,000           -           -        10,000
                             -------    --------    --------      --------
       Total contractual
         commitments         $10,000    $453,981    $226,300      $237,681
                             =======    ========    ========      ========

      The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2003:

                                            Remaining Life
                           -------------------------------------------------
                                    After One  After Five
                                       Year      Years
                           One Year  Through    Through   After Ten
                           or Less  Five Years Ten Years    Years    Total
                           -------- ---------- ---------- --------- --------
                                    (Dollars in thousands)
   Financial futures       $226,300  $     -     $    -    $    -   $226,300
   Foreign currency swaps         -    1,381          -         -      1,381
   Credit default swaps           -   10,000          -         -     10,000
                           --------  -------     ------    ------   --------
       Total contractual
         commitments       $226,300  $11,381     $    -    $    -   $237,681
                           ========  =======     ======    ======   ========

      The following table presents the notional amounts and fair values of derivatives by hedge designation at December 31, 2003 and 2002:

                                2003                        2002
                     --------------------------- ---------------------------
                                  Fair Value                  Fair Value
                     Notional ------------------ Notional ------------------
                      Amount  Assets Liabilities  Amount  Assets Liabilities
                     -------- ------ ----------- -------- ------ -----------
                                     (Dollars in thousands)
    BY TYPE OF HEDGE
    Fair value       $227,681  $  -    $4,003    $     -  $    -     $ -
    Non qualifying     10,000   104         -     10,000       -      46
                     --------  ----    ------    -------  ------     ---
        Total        $237,681  $104    $4,003    $10,000  $    -     $46
                     ========  ====    ======    =======  ======     ===

      The Company recognized $10 thousand in net investment income from the periodic settlement of foreign currency swaps that qualify as accounting hedges under SFAS 133, as amended, for the year ended December 31, 2003. During the years ended December 31, 2002 and 2001, there were no derivative instruments designated as qualifying accounting hedges under SFAS 133.

      During the year ended December 31, 2003, the Company recognized $4,002 thousand in net investment losses related to qualifying fair value hedges. Accordingly, $106 thousand in unrealized market value changes representing losses on fair value hedged investments were recognized in net investment losses during the year ended December 31, 2003. There were no discontinued fair value hedges during the year ended December 31, 2003. There were no derivatives designated as fair value hedges during the years ended December 31, 2002 or 2001.

      During the years ended December 31, 2003, 2002 and 2001 there were no cash flow hedges. The Company has no SFAS 133 transition adjustment.

      There is no net investment income or expense and no net gains or losses reported in accumulated other comprehensive income at December 31, 2003 that are expected to be reclassified during the year ending December 31, 2004 into net investment income and net investment gains and losses, respectively, as the derivatives and underlying investments mature or expire according to their original terms.

      For the years ended December 31, 2003 and 2002, the Company recognized $22 thousand and $76 thousand, respectively, in net investment losses from the periodic settlement payments on derivative instruments and $104 thousand and $0, respectively, in net investment gains from changes in fair value related to derivatives not qualifying as accounting hedges. The Company had no derivatives positions during the year ended December 31, 2001.

4.  INSURANCE

      Deferred Policy Acquisition Costs

      Information regarding VOBA and DAC for the years ended December 31, 2003, 2002 and 2001 is as follows:

                                                       Deferred
                                            Value of    Policy
                                            Business  Acquisition
                                            Acquired     Costs      Total
                                            --------  ----------- --------
                                                (Dollars in thousands)
     Balance at December 31, 2000           $227,060   $ 65,572   $292,632
     Capitalizations                               -     68,505     68,505
                                            --------   --------   --------
         Total                               227,060    134,077    361,137
                                            --------   --------   --------
     Amortization allocated to:
       Net investment gains (losses)               -      2,775      2,775
       Unrealized investment gains (losses)   (8,662)     2,708     (5,954)
       Other expenses                         24,531     (5,783)    18,748
                                            --------   --------   --------
         Total amortization                   15,869       (300)    15,569
                                            --------   --------   --------
     Balance at December 31, 2001            211,191    134,377    345,568
       Capitalizations                             -    103,213    103,213
                                            --------   --------   --------
         Total                               211,191    237,590    448,781
                                            --------   --------   --------
     Amortization allocated to:
       Net investment gains (losses)               -      2,639      2,639
       Unrealized investment gains (losses)   (4,598)     9,700      5,102
       Other expenses                         22,994      1,685     24,679
                                            --------   --------   --------
         Total amortization                   18,396     14,024     32,420
                                            --------   --------   --------
     Balance at December 31, 2002            192,795    223,566    416,361
     Capitalizations                               -    132,072    132,072
                                            --------   --------   --------
         Total                               192,795    355,638    548,433
                                            --------   --------   --------
     Amortization allocated to:
       Net investment gains (losses)          (2,429)    (2,987)    (5,416)
       Unrealized investment gains (losses)      671      5,988      6,659
       Other expenses                         18,733     20,020     38,753
                                            --------   --------   --------
         Total amortization                   16,975     23,021     39,996
                                            --------   --------   --------
     Balance at December 31, 2003           $175,820   $332,617   $508,437
                                            ========   ========   ========

      The estimated future amortization expense for value of business acquired is $18,319 thousand in 2004, $17,414 thousand in 2005, $17,152 thousand in 2006, $16,980 thousand in 2007 and $16,613 thousand in 2008.

      Amortization of VOBA and DAC is allocated to (i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization,
      (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      Investment gains and losses related to certain products have a direct impact on the amortization of VOBA and DAC. Presenting investment gains and losses net of related amortization of VOBA and DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

      Future Policy Benefits and Policyholder Account Balances

      Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 3% to 9%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after DAC is written off.

      Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 13%, less expenses, mortality charges, and withdrawals.

      Separate Accounts

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contract holders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

      Separate accounts include one category of risk assumption: non-guaranteed separate accounts totaling $5,093,170 thousand and $2,876,807 thousand at December 31, 2003 and 2002, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $78,502 thousand, $45,743 thousand and $45,354 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

5.  REINSURANCE

      Effective January 1, 2001, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede certain SPDA contracts issued, on a 90% coinsurance basis. The agreement is considered to be financing and does not meet the conditions for reinsurance accounting under GAAP. There was no impact on the Company's financial statements resulting from this transaction.

      Effective April 1, 2001, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede variable annuity contracts issued on a 90% modified coinsurance basis. The agreement is treated as a financing agreement since it does not meet the conditions for reinsurance accounting under GAAP.

      Effective April 1, 2001, the Company entered into a Yearly Renewable Term reinsurance agreement with Exeter Reassurance Company LTD., (a MetLife affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company recognized ceded liabilities of $1,021 thousand and $604 thousand at December 31, 2003, and 2002, respectively. The Company recognized operating income of approximately $2,011 thousand and $224 thousand from this transaction in 2003 and 2002, respectively.

      Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to Metropolitan Life. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to Metropolitan Life was approximately $191,330 thousand, $177,811 thousand and $212,622 thousand at December 31, 2003, 2002 and 2001, respectively. Net earnings to Metropolitan Life from that business are experience refunded to the Company. The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by Metropolitan Life of new business and renewed SPDA business during this period.

      The Company currently reinsures 55% of the riders containing benefit guarantees related to variable annuities. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                               Years ended December 31,
                                              -------------------------
                                                2003     2002     2001
                                              -------  -------  -------
                                                (Dollars in thousands)
        Direct premiums                       $11,124  $23,413  $14,171
        Reinsurance ceded                      (3,757)    (783)  (1,986)
                                              -------  -------  -------
        Net premiums                          $ 7,367  $22,630  $12,185
                                              =======  =======  =======
        Reinsurance recoveries netted against
        policyholder benefits                 $   278  $   730  $ 1,031
                                              =======  =======  =======

      Reinsurance recoverables, included in premiums and other receivables, were $278 thousand at December 31, 2003. There were no reinsurance recoverables, included in premiums and other receivables at December 31, 2002.

6.  DEBT

      The Company did not have any debt outstanding at December 31, 2003 and 2002. The Company had borrowings related to dollar repurchase agreements in the amount of $8,724 thousand, recorded as short-term debt, with an interest rate of 6.50% and maturity of 30 days at December 31, 2001.

      Interest expense related to the Company's indebtedness was $171 thousand for the year ended December 31, 2001.

7.  INCOME TAXES

      The provision for income taxes for operations was as follows:

                                                 Years ended December 31,
                                                 -------------------------
                                                   2003      2002    2001
                                                 --------  -------  ------
                                                  (Dollars in thousands)
      Current income tax expense (benefit)
        Federal                                  $  8,565  $   232  $    1
        State                                           -      (29)      -
      Deferred
        Federal                                   (12,080)  10,972   7,293
                                                 --------  -------  ------
      Provision for income tax (benefit) expense $ (3,515) $11,175  $7,294
                                                 ========  =======  ======

      Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for operations were as follows:

                                                 Years ended December 31,
                                                -------------------------
                                                  2003     2002     2001
                                                -------  -------  -------
                                                  (Dollars in thousands)
     Tax provision at U.S. statutory rate       $(1,448) $13,238  $ 7,855
     Tax effect of:
       Tax exempt investment income              (2,101)  (2,010)  (1,223)
       Goodwill amortization                          -        -      653
       State tax net of federal benefit               -      (30)       -
       Other, net                                    34      (23)       9
                                                -------  -------  -------
     Provision for income tax (benefit) expense $(3,515) $11,175  $ 7,294
                                                =======  =======  =======

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       December 31,
                                                    ---------------------
                                                      2003        2002
                                                     --------   --------
                                                    (Dollars in thousands)
         Deferred tax assets:
           Liability for future policy benefits     $145,472    $ 60,834
           Tax basis of intangible assets purchased    4,368       5,193
           Loss and credit carryforwards              13,874      53,158
                                                     --------   --------
           Total deferred tax assets                 163,714     119,185
                                                     --------   --------
         Deferred tax liabilities:
           Deferred policy acquisition costs         156,667     124,607
           Investments                                 1,684          99
           Unrealized gain on investments             11,435       3,947
           Other, net                                    498       1,928
                                                     --------   --------
           Total deferred tax liabilities            170,284     130,581
                                                     --------   --------
         Net deferred income tax liability          $ (6,570)   $(11,396)
                                                     ========   ========

      The Company has capital loss carryforwards of $39,573 thousand at December 31, 2003 which will expire between 2005 and 2008. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax assets.

      The Company had no valuation allowance related to tax benefits for the years ended December 31, 2003 and 2002.

      The Company has been audited by the Internal Revenue Service for the years through and including 1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

      The Company files a consolidated federal income tax return with FMLIIC and MLIICCA. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

8.  COMMITMENTS, CONTINGENCIES AND GUARANTEES

      Regulatory bodies have contacted the Company or its affiliates and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. The Company or its affiliates are in the process of responding and are fully cooperating with regard to these information requests and inquiries. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      Summary

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

      Guarantees

      In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

      The Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits become worthless, is $10,000 thousand at December 31, 2003. The credit default swap expires in 2006.

9.  EQUITY

      Dividend Restrictions

      Under the Missouri Insurance Law, the maximum amount of dividends the Company is permitted, without prior insurance regulatory clearance, to pay is the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. As such, no dividends are permissible in 2004 without prior approval of the insurance commissioner.

      Statutory Equity and Income

      Applicable insurance department regulations require that insurance companies prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, valuing securities on a different basis and limiting the amount, if any, of deferred income taxes that may be recognized. Statutory net income (losses) of the Company, as filed with the Department, was $40,466 thousand, ($9,653) thousand and ($620) thousand for the years ended December 31, 2003, 2002 and 2001, respectively; statutory capital and surplus, as filed, was $269,188 thousand and $151,006 thousand at December 31, 2003 and 2002, respectively.

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments and became effective January 1, 2001.
      However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance increased the Company's statutory capital and surplus by approximately $5,089 thousand as of January 1, 2001 which primarily relates to accounting principles regarding income taxes.
      Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

      Other Comprehensive Income (Loss)

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2003, 2002 and 2001 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss):

                                                                Years Ended December 31,
                                                              ---------------------------
                                                                2003     2002      2001
                                                              -------  --------  --------
                                                                 (Dollars in thousands)
Holding (losses) gains on investments arising during the year $(4,620) $ 26,962  $ 11,634
Income tax effect of holding gains or losses                    1,617   (12,696)   (5,640)
Reclassification adjustments:
  Recognized holding gains (losses) included in current year
    income                                                     23,027   (11,878)   (6,693)
  Amortization of premiums and accretion of discounts
    associated with investments                                 9,647    (6,437)  (14,072)
  Recognized holding (losses) gains allocated to other
    policyholder amounts                                       (5,416)    2,639     2,775
  Income tax effect                                            (9,540)    7,382     8,722
Allocation of holding (losses) gains on investments relating
  to other policyholder amounts                                (1,243)   (7,741)    3,178
Income tax effect of allocation of holding gains or losses to
  other policyholder amounts                                      435     3,645    (1,541)
                                                              -------  --------  --------
Other comprehensive income (loss)                             $13,907  $  1,876  $ (1,637)
                                                              =======  ========  ========

10. OTHER EXPENSES

      Other expenses were comprised of the following:

                                                      Years Ended December 31,
                                                   ------------------------------
                                                      2003       2002      2001
                                                   ---------  ---------  --------
                                                       (Dollars in thousands)
Compensation                                       $     835  $     254  $  4,920
Commissions                                          120,716     82,078    61,685
Interest and debt issue costs                            129        249       171
Amortization of policy acquisition costs (excludes
  amounts directly related to net investment gains
  (losses) of ($5,416), $2,639 and $2,775,
  respectively)                                       38,753     24,679    18,748
Capitalization of policy acquisition costs          (132,072)  (103,213)  (68,505)
Rent, net of sublease income                              14        474     4,537
Other                                                 57,107     54,225    48,972
                                                   ---------  ---------  --------
    Total other expenses                           $  85,482  $  58,746  $ 70,528
                                                   =========  =========  ========

11. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              Carrying   Estimated
                                               Value     Fair Value
             December 31, 2003               ----------  ----------
                                             (Dollars in thousands)
             Assets:
               Fixed maturities              $2,373,214  $2,373,214
               Equity securities             $    1,228  $    1,228
               Mortgage loans on real estate $  222,500  $  248,389
               Policy loans                  $   28,680  $   28,680
               Short-term investments        $  225,665  $  225,665
               Cash and cash equivalents     $  149,106  $  149,106
             Liabilities:
               Policyholder account balances $3,450,348  $3,083,659

                                              Carrying   Estimated
                                               Value     Fair Value
             December 31, 2002               ----------  ----------
                                             (Dollars in thousands)
             Assets:
               Fixed maturities              $1,859,229  $1,859,229
               Equity Securities             $    1,178  $    1,178
               Mortgage loans on real estate $  269,911  $  305,240
               Policy loans                  $   28,221  $   28,221
               Short-term investments        $  129,142  $  129,142
               Cash and cash equivalents     $  232,773  $  232,773
             Liabilities:
               Policyholder account balances $3,080,448  $2,896,714

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      Fixed Maturities and Equity Securities

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      Mortgage Loans on Real Estate

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      Policy Loans

      The carrying values for policy loans approximate fair value.

      Cash and Cash Equivalents and Short-term Investments

      The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

      Policyholder Account Balances

      The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

      Derivative Financial Instruments

      The fair value of derivative instruments, including financial futures, credit default and foreign currency swaps are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

12. RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2003 and 2002. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2003 and 2002 by the Company, recorded in other expenses were $46,716 thousand and $48,388 thousand, respectively.

      At December 31, 2003 and 2002, amounts due to affiliates of approximately $3,775 thousand and $4,485 thousand, respectively, relate primarily to Metropolitan Life and MLIG.

      Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand alone entity.

      In 2003 and 2001, the Company received a cash capital contribution of $56,000 thousand and $85,000 thousand, respectively, from Cova Corporation. The Company did not receive a capital contribution in 2002.

      On September 10, 2002, Metlife Investors Insurance Company's Board of Directors approved an Agreement and Plan of Merger ("Agreement") providing for the merger of MLIICCA with and into the Company, with the Company being the surviving corporation of the merger. The Company is pursuing the certificate of authority and authorizations from the California Department of Insurance to offer variable annuities and variable life insurance products in the state of California. Upon receipt of these approvals, the Agreement will be presented to Cova, as sole shareholder of the Company, for approval.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a.        Financial Statements
          ----------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Statement of Assets and Liabilities as of December 31, 2003.

3.   Statement of Operations for the year ended December 31, 2003.

4. Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.


5.   Notes to Financial Statements - December 31, 2003.

The following consolidated financial statements of the Company are included in Part B hereof:

1.   Report of Independent Auditors.


2.   Consolidated Balance Sheets as of December 31, 2003 and 2002.

3. Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001.

4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2003, 2002 and 2001.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

6.   Notes to Consolidated Financial Statements.


b.        Exhibits
          ----------------------------------------------------------------------


     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.(5)

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.(9)

     4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity
                  Contract.(3)

          (ii)    Enhanced Dollar Cost Averaging Rider(3)

          (iii)   Three Month Market Entry Rider(3)

          (iv)    Death Benefit Rider - (Compounded-Plus)(3)

          (v)     Death Benefit Rider - (Annual Step-Up)(3)

          (vi)    Guaranteed Minimum Income Benefit Rider - (GMIB)(3)

          (vii) Additional Death Benefit Rider - (Earnings Preservation Benefit)(3)

          (viii) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(3)

          (ix)    Terminal Illness Rider(3)

          (x)     Individual Retirement Annuity Endorsement(3)

          (xi)    Roth Individual Retirement Annuity Endorsement(3)

          (xii)   401 Plan Endorsement(3)

          (xiii)  Tax Sheltered Annuity Endorsement(3)

          (xiv)   Unisex Annuity Rates Rider(3)

          (xv) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (13)

     5.   Variable Annuity Application.(3)

     6.   (i)     Copy of Articles of Incorporation of the Company.(8)

          (ii)    Copy of the Bylaws of the Company.(8)

     7.   (i)     Reinsurance Agreement between MetLife Investors Insurance
                  Company and Metropolitan Life Insurance Company(11)

          (ii) Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd(11)

     8.   (i)     Form of Fund Participation Agreement by and among AIM Variable
                  Insurance Funds, Inc., A I M Distributors, Inc., Cova
                  Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company(2)

          (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.(1)

          (iii) Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.(6)

          (iv)    Form of Fund Participation Agreement - Dreyfus(6)

          (v) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company(5)

          (vi) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company(2)

          (vii) Form of Fund Participation Agreement - INVESCO Variable Investment Funds, Inc.(6)

          (viii) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company(2)

          (ix) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund(6)

          (x) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company(2)

          (xi) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company(1)

          (xii) Form of Fund Participation Agreement - PIMCO Variable Insurance Trust(6)

          (xiii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company(2)

          (xiv) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company(4)

          (xv) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company(4)

          (xvi) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company(4)

          (xvii) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Distribution Company and MetLife Investors Insurance Company (11)

          (xviii) First Amendment to Participation Agreement Among Met Investors
                  Series Trust, Met Investors Advisory Corp., MetLife Distribution Company and MetLife Investors Insurance Company
                  (11)

     9.   Opinion and Consent of Counsel. (filed herewith)

     10.  (i)  Consents of Independent Auditors. (filed herewith)

          (ii) Consent of Counsel. (filed herewith)

     11.  Not Applicable.

     12.  Agreement Governing Contribution (5)

     13.  Calculation of Performance Information (10)

     14. Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper. (12)

     (1) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on November 19, 1997.

     (2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on January 26, 1998.

     (3) incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) filed electronically on November 22, 2000.

     (4) incorporated herein by reference to Registrant's Amendment No. 26 on Form N-4 (File Nos. 033-39100 and 811-52001) filed electronically on April 29, 1998.

     (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

     (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on May 1, 2000.

     (7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on May 1, 2002.

     (8) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on August 29, 1997.

     (9) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on March 6, 2001.

     (10) incorporated herein by reference to Registrant's Post Effective No. 2 on Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on September 28, 2001.

     (11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 30, 2003.

     (12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

     (13) incorporated by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     ----------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
22 Corporate Plaza Drive                Chief Executive Officer and Director
Newport Beach, CA 92660

Susan A. Buffum                         Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                        Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer and Director
Newport Beach, CA 92660

Michael R. Fanning                      Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                     Director
One Madison Avenue
New York, NY 10010

George Foulke                           Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                        Executive Vice President and Director
501 Boylston Street
Boston, MA 02116

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West DesMoines, IA 50266

Richard C. Pearson                      Executive Vice President, General
22 Corporate Plaza Drive                Counsel, Secretary and Director
Newport Beach, CA 92660

Helayne F. Klier                        Executive Vice President
1 Madison Avenue
New York, NY 10010

Jeffrey A. Tupper                       Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

Betty Davis                             Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                          Vice President, Appointed Actuary
501 Boylston Street
Boston, MA 02116

Johanna B. Becker                       Vice President
501 Boylston Street
Boston, MA 02116

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08907

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10001


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of Cova Corporation which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2003

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2003. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Insurance and Annuity Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Insurance and Annuity Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

I.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

J.    MetLife Securities, Inc. (DE)

K.    MetLife General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of North Carolina, Inc. (DE)

      2.    MetLife General Insurance Agency of Texas, Inc. (DE)

      3.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

L.    Metropolitan Property and Casualty Insurance Company

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

M.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

N.    Metropolitan Tower Life Insurance Company (DE)

O.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates-Arizona, Inc. (AZ)

      2.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

P.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

Q.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (DE)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

R.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Iberia, S.A. (Spain)

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Generales, Sociedad Anonima de Seguros y Reaseguros (Spain) 99.99969% is owned by Metlife Iberia, S.A. and 0.00031% is owned by Metlife International Holdings, Inc.

      2.    Natiloportem Holdings, Inc. (DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Natiloportem Holdings, Inc.

            b)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            c) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99841% is owned by Metlife International Holdings, Inc. and 0.00159% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina) - 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia, s.r.o. is owned by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8.    MetLife Insurance Company of Korea Limited (South Korea)

      9. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil) - 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

S.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC

      13.   One Madison Merchandising L.L.C. (CT)

      14.   Transmountain Land & Livestock Company (MT)

      15.   MetPark Funding, Inc. (DE)

      16.   HPZ Assets LLC (DE)

      17.   MetDent, Inc. (DE)

      18.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      19.   Metropolitan Tower Realty Company, Inc. (DE)

      20. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      21.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      22.   MetLife (India) Private Ltd. (India)

      23.   Metropolitan Marine Way Investments Limited (Canada)

      24. MetLife Central European Services Spolka z organiczona odpowiedzialmoscia (Poland)

      25.   MetLife Investments Ireland Limited (Ireland)

      26.   MetLife Private Equity Holdings, LLC (DE)

      27.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      28.   Metropolitan Realty Management, Inc. (DE)

            a)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc. (NJ)

      29.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      30.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      31. SSRM Holdings, Inc. (DE) - Employees of State Street Research & Mangement Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc. (DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6)   Metric Property Management, Inc. (DE)

                  (7)   SSR AVF III LLC

      32.   Bond Trust Account A

      33.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      34.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c) New England Financial Distributors LLC (DE) - 79.29% is held by New England Life Insurance Company

            d)    Newbury Insurance Company, Limited (Bermuda)

            e)    New England Pension and Annuity Company (DE)

            f)    Omega Reinsurance Corporation (AZ)

      35.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation is owned by General American Life Insurance Company.

                  (3)   Krisman, Inc. (MO)

                  (4)   White Oak Royalty Company (OK)

                  (5)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 51.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)

                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc. (MO)

                                                (a.1) Reinsurance Partners,
                                                      Inc. (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Capital Trust I (DE)

                              (v)   RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (vi) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vii) RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (viii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                               (ix)  RGA Holdings Limited (U.K) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (x) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xi)  RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xii) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xiii) RGA Argentina S.A. (Argentina)

                              (xiv) Regal Atlantic Company (Bermuda) Ltd.
                                    (Bermuda)

                              (xv)  Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xvi)  RGA Technology Partners, Inc. (MO)

                              (xvii) RGA International Reinsurance Company
                                     (Ireland)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.


NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 29, 2004, there were 3,979 qualified contract owners and 2,811 non-qualified contract owners.

ITEM 28.  INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

     MetInvestors Series Trust;
     MetLife Investors USA Separate Account A;
     MetLife Investors Variable Annuity Account Five;
     MetLife Investors Variable Life Account One;
     MetLife Investors Variable Life Account Five; and
     First MetLife Investors Variable Annuity Account One.

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.



Name and Principal Business Address     Positions and Offices with Underwriter
-----------------------------------     -------------------------------------------------
Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President, Chief Marketing Officer
One Madison Avenue                      and Director
New York, NY 10010

Edward C. Wilson                        Executive Vice President, Chief Distribution
22 Corporate Plaza Drive                Officer and Director
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Lisa S. Kuklinski                       Director
Harborside Financial Center
600 Plaza II
Jersey City, NJ 07311

Paul Hipworth                           Executive Vice President, Chief Financial Officer
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President, Life Insurance Distribution
22 Corporate Plaza Drive                Division
Newport Beach, CA 92660

Helayne F. Klier                        Executive Vice President
1 Madison Avenue
New York, NY 10010

Leslie Sutherland                       Executive Vice President, Chief Sales Officer
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President, National Accounts and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010



     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

           (1)                      (2)                 (3)             (4)          (5)
                             Net Underwriting
         Name Of              Discounts And       Compensation      Brokerage       Other
  Principal Underwriter        Commissions        On Redemption    Commissions   Compensation
  ---------------------      ----------------     -------------    -----------   ------------

MetLife Investors            $ 91,890,954                  0               0             0
Distribution Company

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a)  Registrant
     (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266
     (c)  State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
          02110
     (d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660
     (e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660
     (f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd., Tampa, FL 33607
     (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
     (h) Metropolitan Life Insurance Company, One Madison Avenue, New York, NY 10010


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 26th day of April 2004.


                                   METLIFE INVESTORS VARIABLE ANNUITY
                                   ACCOUNT ONE
                                   (Registrant)

                                   By:  METLIFE INVESTORS INSURANCE COMPANY


                                   By: /s/ Michael K. Farrell
                                       ------------------------------------
                                           Michael K. Farrell
                                           President and Chief Executive Officer

                                   METLIFE INVESTORS INSURANCE COMPANY
                                   (Depositor)

                                   By: /s/ Michael K. Farrell
                                       ------------------------------------
                                           Michael K. Farrell
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 26, 2004.


/s/ Michael K. Farrell*    Chief Executive Officer, President
------------------------   and Director
Michael K. Farrell


/s/ James P. Bossert*      Executive Vice President and Chief Financial
------------------------   Officer (Principal Accounting Officer) and Director
James P. Bossert


/s/ Susan A. Buffum*       Director
------------------------
Susan A. Buffum


/s/ Michael R. Fanning*    Director
------------------------
Michael R. Fanning


/s/ Elizabeth M. Forget*   Director
------------------------
Elizabeth M. Forget


/s/ George Foulke*         Director
------------------------
George Foulke


/s/ Hugh C. Mchaffie*      Director
------------------------
Hugh C. McHaffie


/s/ Richard C. Pearson*    Director
------------------------
Richard C. Pearson


/s/ Jeffrey A. Tupper*     Director
------------------------
Jeffrey A. Tupper


                                        *By: /s/ Michele H. Abate
                                             -----------------------------------
                                             Michele H. Abate
                                             Attorney-in-fact
                                             April 26, 2004

* MetLife Investors Insurance Company. Executed by Michele H. Aate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 14 on April 27, 2004.

                                INDEX TO EXHIBITS


EX-99 B.9         Opinion and Consent of Counsel

EX-99 B.10(i)     Consent of Independent Auditors

EX-99 B.10(ii)    Consent of Counsel